EQUI-VEST(R) At Retirement/SM/

A combination variable and fixed deferred annuity contract

STATEMENT OF ADDITIONAL INFORMATION DATED
MAY 1, 2013

AXA EQUITABLE LIFE INSURANCE COMPANY
1290 AVENUE OF THE AMERICAS
NEW YORK, NEW YORK 10104

--------------------------------------------------------------------------------

This Statement of Additional Information (''SAI'') is not a prospectus. It should be read in conjunction with the related prospectus for EQUIVEST(R) At Retirement/SM/ dated May 1, 2013. That prospectus provides detailed information concerning the contracts and the variable investment options, as well as the fixed maturity options that fund the contracts. Each variable investment option is a subaccount of AXA Equitable's Separate Account A. Definitions of special terms used in the SAI are found in the prospectus.

A copy of the prospectus is available free of charge by writing the processing office (P.O. Box 4956, Syracuse, NY 13221-4956), by calling toll free, (800) 628-6673, or by contacting your financial professional.

        TABLE OF CONTENTS

        Who is AXA Equitable?                                        2

        Calculating unit values                                      2

        Custodian and independent registered public accounting firm  2

        Distribution of the contracts                                2

        Financial statements                                         2


 EQUI-VEST(R) is a registered service mark and At Retirement/SM/ is a service mark of AXA Equitable Life Insurance Company (AXA Equitable). Distributed by its affiliate, AXA Advisors, LLC, 1290 Avenue of the Americas,
                              New York, NY 10104
  Copyright 2013 AXA Equitable Life Insurance Company -- All rights reserved

                     AXA Equitable Life Insurance Company
                          1290 Avenue of the Americas
                              New York, NY 10104
                                 212-554-1234

                                                                        #417035
                                                        EQUI-VEST At Retirement

WHO IS AXA EQUITABLE?

We are AXA Equitable Life Insurance Company ("AXA Equitable") a New York stock life insurance corporation. We have been doing business since 1859. AXA Equitable Life Insurance Company is an indirect wholly owned subsidiary of AXA Financial, Inc., which is an indirect wholly owned subsidiary of AXA S.A. ("AXA"), a French holding company for an international group of insurance and related financial services companies. As the ultimate sole shareholder of AXA Equitable, AXA exercises significant influence over the operations and capital structure of AXA Equitable. No company other than AXA Equitable, however, has any legal responsibility to pay amounts that AXA Equitable owes under the contracts.

CALCULATING UNIT VALUES

Unit values are determined at the end of each ''valuation period'' for each of the variable investment options. A valuation period is each business day together with any consecutive preceding non-business day. The unit values for EQUI-VEST(R) may vary. The method of calculating unit values is set forth below.

The unit value for a variable investment option for any valuation period is equal to the unit value for the preceding valuation period multiplied by the ''net investment factor'' for the variable investment option for that valuation period. The net investment factor is:

                              (   _a    )     -    c
                                   b

where:

(a)is the value of the variable investment option's shares of the corresponding portfolio at the end of the valuation period before giving effect to any amounts allocated to or withdrawn from the variable investment options for the valuation period. For this purpose, we use the share value reported to us by the applicable Trust. This share value is after deduction for investment advisory fees and direct expenses of such Trust.

(b)is the value of the variable investment option's shares of the corresponding portfolio at the end of the preceding valuation period (after any amounts allocated or withdrawn for that valuation period).

(c)is the daily Separate Account A asset charge for the expenses of the contracts times the number of calendar days in the valuation period, plus any charge for taxes or amounts set aside as a reserve for taxes.

CUSTODIAN AND INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

AXA Equitable is the custodian for the shares of the Trusts owned by Separate Account A.

The financial statements of the Separate Account at December 31, 2012 and for each of the two years in the period ended December 31, 2012, and the consolidated financial statements of AXA Equitable at December 31, 2012 and 2011 and for each of the three years in the period ended December 31, 2012 are included in this SAI in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

PricewaterhouseCoopers LLP provides independent audit services and certain other non-audit services to AXA Equitable as permitted by the applicable SEC independence rules, and as disclosed in AXA Equitable's Form 10-K. PricewaterhouseCoopers LLP's address is 300 Madison Avenue, New York, New York 10017.

DISTRIBUTION OF THE CONTRACTS

Pursuant to a Distribution and Servicing Agreement between AXA Advisors, AXA Equitable and certain of AXA Equitable's separate accounts, including Separate Account A, AXA Equitable paid AXA Advisors a fee of $325,380 for each of the years 2012, 2011 and 2010. AXA Equitable paid AXA Advisors, as distributor of certain contracts, including these contracts, and as the principal underwriter of several AXA Equitable separate accounts, including Separate Account A, $630,130,187 in 2012, $529,410,549 in 2011 and $576,147,169 in 2010. Of these amounts, for each of these three years, AXA Advisors retained 371,036,017, $268,084,019 and $364,376,758, respectively.

FINANCIAL STATEMENTS

The consolidated financial statements of AXA Equitable included herein should be considered only as bearing upon the ability of AXA Equitable to meet its obligations under the contracts.

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

INDEX TO FINANCIAL STATEMENTS


Report of Independent Registered Public Accounting Firm...............
                                                                        FSA-2
Financial Statements:
   Statements of Assets and Liabilities, December 31, 2012............  FSA-3
   Statements of Operations for the Year Ended December 31, 2012...... FSA-44
   Statements of Changes in Net Assets for the Years Ended
     December 31, 2012 and 2011....................................... FSA-61
   Notes to Financial Statements...................................... FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY

INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

Report of Independent Registered Public Accounting Firm                  F-1
Consolidated Financial Statements:
   Consolidated Balance Sheets, December 31, 2012 and 2011.............. F-2
   Consolidated Statements of Earnings (Loss), Years Ended December 31,
     2012, 2011 and 2010................................................ F-3
   Consolidated Statements of Comprehensive Income (Loss), Years Ended
     December 31, 2012, 2011 and 2010................................... F-4
   Consolidated Statements of Equity, Years Ended December 31, 2012,
     2011 and 2010...................................................... F-5
   Consolidated Statements of Cash Flows, Years Ended December 31,
     2012, 2011 and 2010................................................ F-6
   Notes to Consolidated Financial Statements........................... F-8

                                 FSA-1  #413657

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors of
AXA Equitable Life Insurance Company
and Contractowners of Separate Account A of AXA Equitable Life Insurance Company:

In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the separate Variable Investment Options of Separate Account A of AXA Equitable Life Insurance Company ("AXA Equitable"), as listed in Note 1 to such financial statements, at December 31, 2012, and the results of each of their operations and the changes in each of their net assets for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of AXA Equitable's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at December 31, 2012 by correspondence with the underlying funds' transfer agents, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
April 22, 2013

                                     FSA-2

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2012

                                                                   AMERICAN CENTURY
                                                      ALL ASSET    VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED AXA CONSERVATIVE
                                                    GROWTH-ALT 20*       FUND        ALLOCATION*    STRATEGY*     ALLOCATION*
                                                    -------------- ---------------- -------------- ------------ ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.  $ 38,706,663    $ 3,763,744    $ 418,525,757  $ 51,773,388  $ 124,092,270
Receivable for policy-related transactions.........        41,593          7,091          125,807        96,491         95,010
                                                     ------------    -----------    -------------  ------------  -------------
   Total assets....................................    38,748,256      3,770,835      418,651,564    51,869,879    124,187,280
                                                     ------------    -----------    -------------  ------------  -------------

LIABILITIES:
Payable for The Trusts shares purchased............        41,593          7,091          125,807        96,491         95,010
                                                     ------------    -----------    -------------  ------------  -------------
   Total liabilities...............................        41,593          7,091          125,807        96,491         95,010
                                                     ------------    -----------    -------------  ------------  -------------
NET ASSETS.........................................  $ 38,706,663    $ 3,763,744    $ 418,525,757  $ 51,773,388  $ 124,092,270
                                                     ============    ===========    =============  ============  =============

NET ASSETS:
Accumulation Unit Value............................  $ 38,706,286    $ 3,763,359    $ 418,515,075  $ 51,768,231  $ 124,089,828
Retained by AXA Equitable in Separate Account A....           377            385           10,682         5,157          2,442
                                                     ------------    -----------    -------------  ------------  -------------
TOTAL NET ASSETS...................................  $ 38,706,663    $ 3,763,744    $ 418,525,757  $ 51,773,388  $ 124,092,270
                                                     ============    ===========    =============  ============  =============

Investments in shares of The Trusts, at cost.......  $ 38,413,719    $ 3,576,264    $ 401,768,694  $ 49,886,239  $ 125,241,882
The Trusts shares held
   Class A.........................................            --             --               --        19,516             --
   Class B.........................................     2,096,399             --       42,090,733     4,102,759     12,917,262
   Class II........................................            --        257,967               --            --             --

                                                    AXA CONSERVATIVE
                                                    GROWTH STRATEGY*
                                                    ----------------
ASSETS:
Investments in shares of The Trusts, at fair value.   $ 9,767,256
Receivable for policy-related transactions.........        68,533
                                                      -----------
   Total assets....................................     9,835,789
                                                      -----------

LIABILITIES:
Payable for The Trusts shares purchased............        68,533
                                                      -----------
   Total liabilities...............................        68,533
                                                      -----------
NET ASSETS.........................................   $ 9,767,256
                                                      ===========

NET ASSETS:
Accumulation Unit Value............................   $ 9,765,744
Retained by AXA Equitable in Separate Account A....         1,512
                                                      -----------
TOTAL NET ASSETS...................................   $ 9,767,256
                                                      ===========

Investments in shares of The Trusts, at cost.......   $ 9,540,902
The Trusts shares held
   Class A.........................................            --
   Class B.........................................       798,478
   Class II........................................            --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-3

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                               AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH   AXA MODERATE     AXA MODERATE    AXA MODERATE-
                                  STRATEGY*     PLUS ALLOCATION*  STRATEGY*    ALLOCATION*    GROWTH STRATEGY* PLUS ALLOCATION*
                               ---------------- ----------------- ----------- --------------- ---------------- ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........   $ 4,100,286      $ 180,317,497   $ 1,266,584 $ 1,589,600,380   $ 2,581,057     $ 890,786,915
Receivable for The Trusts
 shares sold..................            --                 --           118         304,983            --                --
Receivable for policy-related
 transactions.................         2,184            326,840            --              --        32,113           100,179
                                 -----------      -------------   ----------- ---------------   -----------     -------------
   Total assets...............     4,102,470        180,644,337     1,266,702   1,589,905,363     2,613,170       890,887,094
                                 -----------      -------------   ----------- ---------------   -----------     -------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................         2,184            326,840            --              --        32,113           100,179
Payable for policy-related
 transactions.................            --                 --            81          55,135            --                --
                                 -----------      -------------   ----------- ---------------   -----------     -------------
   Total liabilities..........         2,184            326,840            81          55,135        32,113           100,179
                                 -----------      -------------   ----------- ---------------   -----------     -------------
NET ASSETS....................   $ 4,100,286      $ 180,317,497   $ 1,266,621 $ 1,589,850,228   $ 2,581,057     $ 890,786,915
                                 ===========      =============   =========== ===============   ===========     =============

NET ASSETS:
Accumulation Unit Value.......   $ 4,099,490      $ 180,296,216   $ 1,266,621 $ 1,583,044,003   $ 2,580,669     $ 890,720,368
Contracts in payout
 (annuitization) period.......            --                 --            --       6,806,225            --                --
Retained by AXA Equitable in
 Separate Account A...........           796             21,281            --              --           388            66,547
                                 -----------      -------------   ----------- ---------------   -----------     -------------
TOTAL NET ASSETS..............   $ 4,100,286      $ 180,317,497   $ 1,266,621 $ 1,589,850,228   $ 2,581,057     $ 890,786,915
                                 ===========      =============   =========== ===============   ===========     =============

Investments in shares of The
 Trusts, at cost..............   $ 4,044,786      $ 179,142,079   $ 1,138,091 $ 1,687,611,817   $ 2,557,881     $ 855,780,869
The Trusts shares held
   Class A....................            --                 --        94,491      95,295,468            --                --
   Class B....................       359,872         18,705,156            --      23,053,053       194,687        86,696,723

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-4

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                      EQ/ALLIANCEBERNSTEIN
                                                                        AXA TACTICAL        DYNAMIC        EQ/ALLIANCEBERNSTEIN
                               AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER      WEALTH STRATEGIES        SMALL CAP
                               MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*      PORTFOLIO*            GROWTH*
                               ------------ ------------ ------------- -------------- -------------------- --------------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........  $3,273,415   $5,612,617   $1,866,789    $ 4,447,232        $1,419,712          $304,032,395
Receivable for The Trusts
 shares sold..................         900      350,903           --         20,608                --                15,787
Receivable for policy-related
 transactions.................          --           --        5,485             --            20,267                    --
                                ----------   ----------   ----------    -----------        ----------          ------------
   Total assets...............   3,274,315    5,963,520    1,872,274      4,467,840         1,439,979           304,048,182
                                ----------   ----------   ----------    -----------        ----------          ------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................          --           --        5,485             --            20,267                    --
Payable for policy-related
 transactions.................         900      350,903           --         20,608                --                15,787
                                ----------   ----------   ----------    -----------        ----------          ------------
   Total liabilities..........         900      350,903        5,485         20,608            20,267                15,787
                                ----------   ----------   ----------    -----------        ----------          ------------
NET ASSETS....................  $3,273,415   $5,612,617   $1,866,789    $ 4,447,232        $1,419,712          $304,032,395
                                ==========   ==========   ==========    ===========        ==========          ============

NET ASSETS:
Accumulation Unit Value.......  $3,273,095   $5,612,102   $1,866,587    $ 4,446,620        $1,419,614          $302,013,074
Contracts in payout
 (annuitization) period.......          --           --           --             --                --             2,014,894
Retained by AXA Equitable in
 Separate Account A...........         320          515          202            612                98                 4,427
                                ----------   ----------   ----------    -----------        ----------          ------------
TOTAL NET ASSETS..............  $3,273,415   $5,612,617   $1,866,789    $ 4,447,232        $1,419,712          $304,032,395
                                ==========   ==========   ==========    ===========        ==========          ============

Investments in shares of The
 Trusts, at cost..............  $3,098,350   $5,438,014   $1,784,867    $ 4,184,751        $1,398,889          $264,143,837
The Trusts shares held
   Class A....................          --           --           --             --                --            15,302,576
   Class B....................     206,825      385,400      123,561        368,057           138,151             2,637,869

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-5

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                    EQ/AXA FRANKLIN EQ/BLACKROCK     EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL     EQ/COMMON
                                    SMALL CAP VALUE BASIC VALUE   ADVISORS EQUITY   SOCIALLY     GUARDIAN        STOCK
                                         CORE*        EQUITY*         INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                    --------------- ------------- --------------- ------------ ------------- --------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $ 15,133,441   $ 456,821,784  $ 70,746,755   $ 26,974,469 $ 166,786,718 $1,976,162,837
Receivable for The Trusts shares
 sold..............................            --              --            --             --        98,315        440,577
Receivable for policy-related
 transactions......................         5,615         210,249        29,431         30,811            --             --
                                     ------------   -------------  ------------   ------------ ------------- --------------
   Total assets....................    15,139,056     457,032,033    70,776,186     27,005,280   166,885,033  1,976,603,414
                                     ------------   -------------  ------------   ------------ ------------- --------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         5,615         210,249        29,431         30,811            --             --
Payable for policy-related
 transactions......................            --              --            --             --        98,315        303,683
                                     ------------   -------------  ------------   ------------ ------------- --------------
   Total liabilities...............         5,615         210,249        29,431         30,811        98,315        303,683
                                     ------------   -------------  ------------   ------------ ------------- --------------
NET ASSETS.........................  $ 15,133,441   $ 456,821,784  $ 70,746,755   $ 26,974,469 $ 166,786,718 $1,976,299,731
                                     ============   =============  ============   ============ ============= ==============

NET ASSETS:
Accumulation Unit Value............  $ 15,132,311   $ 456,812,413  $ 70,740,890   $ 26,788,757 $ 166,755,386 $1,963,538,808
Contracts in payout
 (annuitization) period............            --              --            --             --            --     12,676,935
Retained by AXA Equitable in
 Separate Account A................         1,130           9,371         5,865        185,712        31,332         83,988
                                     ------------   -------------  ------------   ------------ ------------- --------------
TOTAL NET ASSETS...................  $ 15,133,441   $ 456,821,784  $ 70,746,755   $ 26,974,469 $ 166,786,718 $1,976,299,731
                                     ============   =============  ============   ============ ============= ==============

Investments in shares of The
 Trusts, at cost...................  $ 13,661,357   $ 395,852,274  $ 61,018,904   $ 22,463,683 $ 140,695,383 $1,938,667,160
The Trusts shares held
   Class A.........................            --              --            --             --            --    103,794,289
   Class B.........................     1,412,502      31,203,404    12,037,457      3,247,863    11,425,151      5,209,280

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-6

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                    EQ/DAVIS                   EQ/EQUITY                  EQ/FRANKLIN
                                    EQ/CORE BOND    NEW YORK   EQ/EQUITY 500    GROWTH      EQ/FRANKLIN    TEMPLETON
                                       INDEX*       VENTURE*      INDEX*         PLUS*     CORE BALANCED* ALLOCATION*
                                    ------------- ------------ ------------- ------------- -------------- ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value............. $ 120,953,667 $ 26,654,280 $831,784,431  $ 320,234,944  $ 72,647,017  $ 51,696,760
Receivable for The Trusts shares
 sold..............................        36,962       13,021           --         69,381        17,471            --
Receivable for policy-related
 transactions......................            --           --      123,503             --            --        30,991
                                    ------------- ------------ ------------  -------------  ------------  ------------
   Total assets....................   120,990,629   26,667,301  831,907,934    320,304,325    72,664,488    51,727,751
                                    ------------- ------------ ------------  -------------  ------------  ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................            --           --      123,503             --            --        30,991
Payable for policy-related
 transactions......................        36,962       13,021           --         69,381        17,471            --
                                    ------------- ------------ ------------  -------------  ------------  ------------
   Total liabilities...............        36,962       13,021      123,503         69,381        17,471        30,991
                                    ------------- ------------ ------------  -------------  ------------  ------------
NET ASSETS......................... $ 120,953,667 $ 26,654,280 $831,784,431  $ 320,234,944  $ 72,647,017  $ 51,696,760
                                    ============= ============ ============  =============  ============  ============

NET ASSETS:
Accumulation Unit Value............ $ 120,947,915 $ 26,650,496 $828,215,813  $ 320,204,281  $ 72,626,835  $ 51,678,756
Contracts in payout
 (annuitization) period............            --           --    3,413,963             --            --            --
Retained by AXA Equitable in
 Separate Account A................         5,752        3,784      154,655         30,663        20,182        18,004
                                    ------------- ------------ ------------  -------------  ------------  ------------
TOTAL NET ASSETS................... $ 120,953,667 $ 26,654,280 $831,784,431  $ 320,234,944  $ 72,647,017  $ 51,696,760
                                    ============= ============ ============  =============  ============  ============

Investments in shares of The
 Trusts, at cost................... $ 116,617,964 $ 24,191,715 $728,428,087  $ 263,194,893  $ 65,953,724  $ 46,326,011
The Trusts shares held
   Class A.........................            --           --   28,980,794             --            --            --
   Class B.........................    11,898,751    2,596,525    4,544,880     20,180,079     8,145,087     6,283,373

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-7

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                               EQ/GAMCO MERGERS  EQ/GAMCO SMALL EQ/GLOBAL BOND EQ/GLOBAL MULTI- EQ/INTERMEDIATE  EQ/INTERNATIONAL
                               AND ACQUISITIONS* COMPANY VALUE*     PLUS*       SECTOR EQUITY*  GOVERNMENT BOND*    CORE PLUS*
                               ----------------- -------------- -------------- ---------------- ---------------- ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........    $19,475,397     $456,753,343   $86,454,714     $382,178,697     $87,337,301      $127,021,030
Receivable for The Trusts
 shares sold..................             --          142,073            --               --          41,643                --
Receivable for policy-related
 transactions.................          8,448               --        27,234           78,213              --            14,217
                                  -----------     ------------   -----------     ------------     -----------      ------------
   Total assets...............     19,483,845      456,895,416    86,481,948      382,256,910      87,378,944       127,035,247
                                  -----------     ------------   -----------     ------------     -----------      ------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................          8,448               --        27,234           78,213              --            14,217
Payable for policy-related
 transactions.................             --          142,073            --               --          69,301                --
                                  -----------     ------------   -----------     ------------     -----------      ------------
   Total liabilities..........          8,448          142,073        27,234           78,213          69,301            14,217
                                  -----------     ------------   -----------     ------------     -----------      ------------
NET ASSETS....................    $19,475,397     $456,753,343   $86,454,714     $382,178,697     $87,309,643      $127,021,030
                                  ===========     ============   ===========     ============     ===========      ============

NET ASSETS:
Accumulation Unit Value.......    $19,467,120     $456,724,134   $86,442,667     $382,122,331     $86,917,046      $127,017,809
Contracts in payout
 (annuitization) period.......             --               --            --               --         392,597                --
Retained by AXA Equitable in
 Separate Account A...........          8,277           29,209        12,047           56,366              --             3,221
                                  -----------     ------------   -----------     ------------     -----------      ------------
TOTAL NET ASSETS..............    $19,475,397     $456,753,343   $86,454,714     $382,178,697     $87,309,643      $127,021,030
                                  ===========     ============   ===========     ============     ===========      ============

Investments in shares of The
 Trusts, at cost..............    $19,346,771     $392,726,840   $88,478,385     $346,129,563     $84,564,397      $122,579,029
The Trusts shares held
   Class A....................             --               --            --               --       6,280,646                --
   Class B....................      1,557,536       10,803,682     8,776,787       30,925,609       2,132,528        14,337,572

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-8

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                       EQ/JPMORGAN
                                    EQ/INTERNATIONAL EQ/INTERNATIONAL     VALUE      EQ/LARGE CAP CORE EQ/LARGE CAP  EQ/LARGE CAP
                                     EQUITY INDEX*     VALUE PLUS*    OPPORTUNITIES*       PLUS*       GROWTH INDEX* GROWTH PLUS*
                                    ---------------- ---------------- -------------- ----------------- ------------- ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............   $411,657,076     $211,692,025    $45,445,482      $13,486,698    $131,434,895  $230,652,384
Receivable for The Trusts shares
 sold..............................             --           42,693             --               --              --       217,421
Receivable for policy-related
 transactions......................         78,205               --          6,242            4,742          40,267            --
                                      ------------     ------------    -----------      -----------    ------------  ------------
   Total assets....................    411,735,281      211,734,718     45,451,724       13,491,440     131,475,162   230,869,805
                                      ------------     ------------    -----------      -----------    ------------  ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         78,205               --          6,242            4,742          40,267            --
Payable for policy-related
 transactions......................             --           42,693             --               --              --       217,421
                                      ------------     ------------    -----------      -----------    ------------  ------------
   Total liabilities...............         78,205           42,693          6,242            4,742          40,267       217,421
                                      ------------     ------------    -----------      -----------    ------------  ------------
NET ASSETS.........................   $411,657,076     $211,692,025    $45,445,482      $13,486,698    $131,434,895  $230,652,384
                                      ============     ============    ===========      ===========    ============  ============

NET ASSETS:
Accumulation Unit Value............   $409,994,800     $211,658,168    $45,421,602      $13,440,762    $131,427,189  $230,620,232
Contracts in payout
 (annuitization) period............      1,600,389               --             --               --              --            --
Retained by AXA Equitable in
 Separate Account A................         61,887           33,857         23,880           45,936           7,706        32,152
                                      ------------     ------------    -----------      -----------    ------------  ------------
TOTAL NET ASSETS...................   $411,657,076     $211,692,025    $45,445,482      $13,486,698    $131,434,895  $230,652,384
                                      ============     ============    ===========      ===========    ============  ============

Investments in shares of The
 Trusts, at cost...................   $468,701,148     $199,758,137    $38,456,872      $13,679,072    $104,913,502  $194,373,288
The Trusts shares held
   Class A.........................     44,737,162               --             --               --              --            --
   Class B.........................      5,301,691       19,146,707      4,308,918        1,947,852      13,368,376    12,779,130

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                     FSA-9

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                 EQ/MFS
                                    EQ/LARGE CAP EQ/LARGE CAP EQ/LORD ABBETT  INTERNATIONAL                   EQ/MID CAP VALUE
                                    VALUE INDEX* VALUE PLUS*  LARGE CAP CORE*    GROWTH*    EQ/MID CAP INDEX*      PLUS*
                                    ------------ ------------ --------------- ------------- ----------------- ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value............. $40,232,884  $711,494,680   $39,255,450    $80,382,828    $336,232,062      $426,233,391
Receivable for The Trusts shares
 sold..............................          --        94,795            --          4,131              --            93,954
Receivable for policy-related
 transactions......................         928            --        16,765             --          67,212                --
                                    -----------  ------------   -----------    -----------    ------------      ------------
   Total assets....................  40,233,812   711,589,475    39,272,215     80,386,959     336,299,274       426,327,345
                                    -----------  ------------   -----------    -----------    ------------      ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         928            --        16,765             --          67,212                --
Payable for policy-related
 transactions......................          --        94,795            --          4,131              --            93,954
                                    -----------  ------------   -----------    -----------    ------------      ------------
   Total liabilities...............         928        94,795        16,765          4,131          67,212            93,954
                                    -----------  ------------   -----------    -----------    ------------      ------------
NET ASSETS......................... $40,232,884  $711,494,680   $39,255,450    $80,382,828    $336,232,062      $426,233,391
                                    ===========  ============   ===========    ===========    ============      ============

NET ASSETS:
Accumulation Unit Value............ $40,228,703  $707,862,509   $39,251,055    $80,371,435    $336,215,147      $426,204,618
Contracts in payout
 (annuitization) period............          --     3,440,600            --             --              --                --
Retained by AXA Equitable in
 Separate Account A................       4,181       191,571         4,395         11,393          16,915            28,773
                                    -----------  ------------   -----------    -----------    ------------      ------------
TOTAL NET ASSETS................... $40,232,884  $711,494,680   $39,255,450    $80,382,828    $336,232,062      $426,233,391
                                    ===========  ============   ===========    ===========    ============      ============

Investments in shares of The
 Trusts, at cost................... $35,240,115  $703,944,390   $36,220,256    $74,128,006    $261,682,326      $334,471,477
The Trusts shares held
   Class A.........................          --    57,969,436            --             --              --                --
   Class B.........................   6,826,039     7,354,688     3,133,684     12,128,288      36,012,448        40,721,913

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-10

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    EQ/MORGAN
                                                  EQ/MONTAG &    STANLEY MID CAP EQ/MUTUAL LARGE EQ/OPPENHEIMER EQ/PIMCO ULTRA
                               EQ/MONEY MARKET* CALDWELL GROWTH*     GROWTH*       CAP EQUITY*      GLOBAL*      SHORT BOND*
                               ---------------- ---------------- --------------- --------------- -------------- --------------
ASSETS:
Investments in shares of The
 Trusts, at fair value........   $95,272,644      $38,861,269     $215,646,092     $26,271,243    $62,008,620    $115,188,446
Receivable for The Trusts
 shares sold..................            --               --          270,210              --             --              --
Receivable for policy-related
 transactions.................       121,944           35,683               --             311         49,260             565
                                 -----------      -----------     ------------     -----------    -----------    ------------
   Total assets...............    95,394,588       38,896,952      215,916,302      26,271,554     62,057,880     115,189,011
                                 -----------      -----------     ------------     -----------    -----------    ------------

LIABILITIES:
Payable for The Trusts shares
 purchased....................       121,946           35,683               --             311         49,260             565
Payable for policy-related
 transactions.................            --               --          270,210              --             --              --
                                 -----------      -----------     ------------     -----------    -----------    ------------
   Total liabilities..........       121,946           35,683          270,210             311         49,260             565
                                 -----------      -----------     ------------     -----------    -----------    ------------
NET ASSETS....................   $95,272,642      $38,861,269     $215,646,092     $26,271,243    $62,008,620    $115,188,446
                                 ===========      ===========     ============     ===========    ===========    ============

NET ASSETS:
Accumulation Unit Value.......   $94,443,084      $38,860,895     $215,643,382     $26,266,218    $62,005,445    $115,180,304
Contracts in payout
 (annuitization) period.......       605,232               --               --              --             --              --
Retained by AXA Equitable in
 Separate Account A...........       224,326              374            2,710           5,025          3,175           8,142
                                 -----------      -----------     ------------     -----------    -----------    ------------
TOTAL NET ASSETS..............   $95,272,642      $38,861,269     $215,646,092     $26,271,243    $62,008,620    $115,188,446
                                 ===========      ===========     ============     ===========    ===========    ============

Investments in shares of The
 Trusts, at cost..............   $95,294,778      $33,474,349     $228,769,185     $21,837,906    $56,279,015    $115,087,875
The Trusts shares held
   Class A....................    60,748,949               --               --              --             --          16,112
   Class B....................    34,492,406        5,556,620       13,927,567       2,800,380      5,427,032      11,529,291

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-11

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                    EQ/QUALITY BOND EQ/SMALL COMPANY EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH EQ/VAN KAMPEN
                                         PLUS*           INDEX*       GROWTH STOCK*   GLOBAL EQUITY*   & INCOME*     COMSTOCK*
                                    --------------- ---------------- ---------------- -------------- ------------- -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $125,743,903     $190,857,941     $204,880,784    $34,851,704    $18,984,758   $26,680,663
Receivable for The Trusts shares
 sold..............................        55,182               --               --             --         25,058        12,005
Receivable for policy-related
 transactions......................            --           28,485          206,330         25,903             --            --
                                     ------------     ------------     ------------    -----------    -----------   -----------
   Total assets....................   125,799,085      190,886,426      205,087,114     34,877,607     19,009,816    26,692,668
                                     ------------     ------------     ------------    -----------    -----------   -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................            --           28,485          206,330         25,903             --            --
Payable for policy-related
 transactions......................        55,182               --               --             --         25,058        12,005
                                     ------------     ------------     ------------    -----------    -----------   -----------
   Total liabilities...............        55,182           28,485          206,330         25,903         25,058        12,005
                                     ------------     ------------     ------------    -----------    -----------   -----------
NET ASSETS.........................  $125,743,903     $190,857,941     $204,880,784    $34,851,704    $18,984,758   $26,680,663
                                     ============     ============     ============    ===========    ===========   ===========

NET ASSETS:
Accumulation Unit Value............  $124,933,285     $190,669,100     $204,879,184    $34,837,411    $18,984,192   $26,677,295
Contracts in payout
 (annuitization) period............       634,609               --               --             --             --            --
Retained by AXA Equitable in
 Separate Account A................       176,009          188,841            1,600         14,293            566         3,368
                                     ------------     ------------     ------------    -----------    -----------   -----------
TOTAL NET ASSETS...................  $125,743,903     $190,857,941     $204,880,784    $34,851,704    $18,984,758   $26,680,663
                                     ============     ============     ============    ===========    ===========   ===========

Investments in shares of The
 Trusts, at cost...................  $134,552,510     $170,657,015     $171,595,462    $31,446,110    $16,852,731   $22,243,684
The Trusts shares held
   Class A.........................    11,249,218               --               --             --             --            --
   Class B.........................     3,365,409       19,646,149        8,540,482      3,810,051      2,957,099     2,471,835

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-12

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                   FIDELITY(R) VIP
                                    EQ/WELLS FARGO  CONTRAFUND(R)  FIDELITY(R) VIP EQUITY- FIDELITY(R) VIP MID GOLDMAN SACHS VIT
                                    OMEGA GROWTH*     PORTFOLIO       INCOME PORTFOLIO        CAP PORTFOLIO    MID CAP VALUE FUND
                                    -------------- --------------- ----------------------- ------------------- ------------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $131,547,810   $131,738,109         $1,910,834            $7,525,413         $10,956,971
Receivable for policy-related
 transactions......................       153,681        224,909              5,736                28,205              17,697
                                     ------------   ------------         ----------            ----------         -----------
   Total assets....................   131,701,491    131,963,018          1,916,570             7,553,618          10,974,668
                                     ------------   ------------         ----------            ----------         -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................       153,681        224,909              5,646                28,205              17,697
                                     ------------   ------------         ----------            ----------         -----------
   Total liabilities...............       153,681        224,909              5,646                28,205              17,697
                                     ------------   ------------         ----------            ----------         -----------
NET ASSETS.........................  $131,547,810   $131,738,109         $1,910,924            $7,525,413         $10,956,971
                                     ============   ============         ==========            ==========         ===========

NET ASSETS:
Accumulation Unit Value............  $131,514,785   $131,733,455         $1,910,924            $7,524,671         $10,956,718
Retained by AXA Equitable in
 Separate Account A................        33,025          4,654                 --                   742                 253
                                     ------------   ------------         ----------            ----------         -----------
TOTAL NET ASSETS...................  $131,547,810   $131,738,109         $1,910,924            $7,525,413         $10,956,971
                                     ============   ============         ==========            ==========         ===========

Investments in shares of The
 Trusts, at cost...................  $124,114,326   $123,315,476         $1,905,882            $7,826,540         $10,289,955
The Trusts shares held
   Class B.........................    11,912,832             --                 --                    --                  --
   Series II.......................            --             --                 --                    --                  --
   Service Class 2.................            --      5,066,850             97,392               251,014                  --
   Service Shares..................            --             --                 --                    --             713,809

                                    INVESCO V.I.
                                     DIVERSIFIED
                                    DIVIDEND FUND
                                    -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............   $723,842
Receivable for policy-related
 transactions......................      1,049
                                      --------
   Total assets....................    724,891
                                      --------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................      1,049
                                      --------
   Total liabilities...............      1,049
                                      --------
NET ASSETS.........................   $723,842
                                      ========

NET ASSETS:
Accumulation Unit Value............   $723,842
Retained by AXA Equitable in
 Separate Account A................         --
                                      --------
TOTAL NET ASSETS...................   $723,842
                                      ========

Investments in shares of The
 Trusts, at cost...................   $674,539
The Trusts shares held
   Class B.........................         --
   Series II.......................     44,462
   Service Class 2.................         --
   Service Shares..................         --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-13

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          INVESCO V.I.
                                    INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL
                                     REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND
                                    ------------------- ----------------- ------------- -------------------- ------------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............     $30,274,641        $12,652,262     $19,462,627       $9,766,482          $4,644,284
Receivable for policy-related
 transactions......................          32,426             60,995         145,362           10,889               7,381
                                        -----------        -----------     -----------       ----------          ----------
   Total assets....................      30,307,067         12,713,257      19,607,989        9,777,371           4,651,665
                                        -----------        -----------     -----------       ----------          ----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................          32,426             60,922         145,304           10,889               7,381
                                        -----------        -----------     -----------       ----------          ----------
   Total liabilities...............          32,426             60,922         145,304           10,889               7,381
                                        -----------        -----------     -----------       ----------          ----------
NET ASSETS.........................     $30,274,641        $12,652,335     $19,462,685       $9,766,482          $4,644,284
                                        ===========        ===========     ===========       ==========          ==========

NET ASSETS:
Accumulation Unit Value............     $30,273,483        $12,652,335     $19,462,685       $9,766,329          $4,643,293
Retained by AXA Equitable in
 Separate Account A................           1,158                 --              --              153                 991
                                        -----------        -----------     -----------       ----------          ----------
TOTAL NET ASSETS...................     $30,274,641        $12,652,335     $19,462,685       $9,766,482          $4,644,284
                                        ===========        ===========     ===========       ==========          ==========

Investments in shares of The
 Trusts, at cost...................     $26,922,045        $12,353,315     $18,134,535       $9,481,059          $4,267,615
The Trusts shares held
   Common Shares...................              --                 --              --               --                  --
   Series II.......................       2,003,616          2,263,374         655,749          776,350             253,647

                                    IVY FUNDS VIP
                                       ENERGY
                                    -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $21,722,165
Receivable for policy-related
 transactions......................      106,944
                                     -----------
   Total assets....................   21,829,109
                                     -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................      106,944
                                     -----------
   Total liabilities...............      106,944
                                     -----------
NET ASSETS.........................  $21,722,165
                                     ===========

NET ASSETS:
Accumulation Unit Value............  $21,720,784
Retained by AXA Equitable in
 Separate Account A................        1,381
                                     -----------
TOTAL NET ASSETS...................  $21,722,165
                                     ===========

Investments in shares of The
 Trusts, at cost...................  $21,754,694
The Trusts shares held
   Common Shares...................    3,685,408
   Series II.......................           --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-14

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                             LAZARD RETIREMENT     MFS(R)
                                    IVY FUNDS VIP HIGH IVY FUNDS VIP MID IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL
                                          INCOME          CAP GROWTH         CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO
                                    ------------------ ----------------- ------------------- ----------------- ---------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............    $88,395,671        $27,508,314        $5,529,099         $91,664,934      $61,845,600
Receivable for policy-related
 transactions......................        424,330            158,297            22,639              52,371           64,173
                                       -----------        -----------        ----------         -----------      -----------
   Total assets....................     88,820,001         27,666,611         5,551,738          91,717,305       61,909,773
                                       -----------        -----------        ----------         -----------      -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................        423,872            153,893            22,639              52,371           61,633
                                       -----------        -----------        ----------         -----------      -----------
   Total liabilities...............        423,872            153,893            22,639              52,371           61,633
                                       -----------        -----------        ----------         -----------      -----------
NET ASSETS.........................    $88,396,129        $27,512,718        $5,529,099         $91,664,934      $61,848,140
                                       ===========        ===========        ==========         ===========      ===========

NET ASSETS:
Accumulation Unit Value............    $88,396,129        $27,512,718        $5,526,910         $91,646,445      $61,848,140
Retained by AXA Equitable in
 Separate Account A................             --                 --             2,189              18,489               --
                                       -----------        -----------        ----------         -----------      -----------
TOTAL NET ASSETS...................    $88,396,129        $27,512,718        $5,529,099         $91,664,934      $61,848,140
                                       ===========        ===========        ==========         ===========      ===========

Investments in shares of The
 Trusts, at cost...................    $82,821,730        $27,289,899        $5,762,523         $87,199,477      $56,922,144
The Trusts shares held
   Common Shares...................     23,292,053          3,222,057           576,182                  --               --
   Service Class...................             --                 --                --                  --        3,608,261
   Service Shares..................             --                 --                --           4,125,335               --

                                    MFS(R) INVESTORS
                                      GROWTH STOCK
                                         SERIES
                                    ----------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............    $5,419,376
Receivable for policy-related
 transactions......................         1,122
                                       ----------
   Total assets....................     5,420,498
                                       ----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................         1,122
                                       ----------
   Total liabilities...............         1,122
                                       ----------
NET ASSETS.........................    $5,419,376
                                       ==========

NET ASSETS:
Accumulation Unit Value............    $5,419,080
Retained by AXA Equitable in
 Separate Account A................           296
                                       ----------
TOTAL NET ASSETS...................    $5,419,376
                                       ==========

Investments in shares of The
 Trusts, at cost...................    $5,197,338
The Trusts shares held
   Common Shares...................            --
   Service Class...................       454,265
   Service Shares..................            --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-15

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012


                                    MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER
                                      TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*
                                    ---------------- ----------------- ---------------- ------------------ ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............    $6,232,042       $18,530,094      $41,304,735       $525,231,204    $145,643,149
Receivable for The Trusts shares
 sold..............................            --                --               --            181,681           8,935
Receivable for policy-related
 transactions......................        16,966            33,202           66,267                 --              --
                                       ----------       -----------      -----------       ------------    ------------
   Total assets....................     6,249,008        18,563,296       41,371,002        525,412,885     145,652,084
                                       ----------       -----------      -----------       ------------    ------------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................        16,867            32,184           66,267                 --              --
Payable for policy-related
 transactions......................            --                --               --            120,664           8,935
                                       ----------       -----------      -----------       ------------    ------------
   Total liabilities...............        16,867            32,184           66,267            120,664           8,935
                                       ----------       -----------      -----------       ------------    ------------
NET ASSETS.........................    $6,232,141       $18,531,112      $41,304,735       $525,292,221    $145,643,149
                                       ==========       ===========      ===========       ============    ============

NET ASSETS:
Accumulation Unit Value............    $6,232,141       $18,531,112      $41,304,473       $524,392,392    $145,633,971
Contracts in payout
 (annuitization) period............            --                --               --            899,829              --
Retained by AXA Equitable in
 Separate Account A................            --                --              262                 --           9,178
                                       ----------       -----------      -----------       ------------    ------------
TOTAL NET ASSETS...................    $6,232,141       $18,531,112      $41,304,735       $525,292,221    $145,643,149
                                       ==========       ===========      ===========       ============    ============

Investments in shares of The
 Trusts, at cost...................    $5,692,795       $17,854,005      $39,667,446       $533,925,293    $150,259,426
The Trusts shares held
   Class A.........................            --                --               --         17,286,507              --
   Class B.........................            --                --               --            731,770      14,132,461
   Service Class...................       273,575         2,409,635        1,513,548                 --              --

                                    MULTIMANAGER
                                    INTERNATIONAL
                                       EQUITY*
                                    -------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $55,008,634
Receivable for The Trusts shares
 sold..............................           --
Receivable for policy-related
 transactions......................       83,022
                                     -----------
   Total assets....................   55,091,656
                                     -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................       83,022
Payable for policy-related
 transactions......................           --
                                     -----------
   Total liabilities...............       83,022
                                     -----------
NET ASSETS.........................  $55,008,634
                                     ===========

NET ASSETS:
Accumulation Unit Value............  $55,003,605
Contracts in payout
 (annuitization) period............           --
Retained by AXA Equitable in
 Separate Account A................        5,029
                                     -----------
TOTAL NET ASSETS...................  $55,008,634
                                     ===========

Investments in shares of The
 Trusts, at cost...................  $52,232,656
The Trusts shares held
   Class A.........................           --
   Class B.........................    5,347,598
   Service Class...................           --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-16

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                     MULTIMANAGER                                                     MULTIMANAGER MULTIMANAGER
                                    LARGE CAP CORE   MULTIMANAGER   MULTIMANAGER MID MULTIMANAGER MID MULTI-SECTOR    SMALL
                                       EQUITY*     LARGE CAP VALUE*   CAP GROWTH*       CAP VALUE*       BOND*     CAP GROWTH*
                                    -------------- ---------------- ---------------- ---------------- ------------ ------------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............  $12,250,116     $48,064,853      $63,011,061      $56,933,299    $119,889,972 $38,769,971
Receivable for The Trusts shares
 sold..............................        9,010              --           17,762               --              --      10,002
Receivable for policy-related
 transactions......................           --           3,884               --               66         113,969          --
                                     -----------     -----------      -----------      -----------    ------------ -----------
   Total assets....................   12,259,126      48,068,737       63,028,823       56,933,365     120,003,941  38,779,973
                                     -----------     -----------      -----------      -----------    ------------ -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................           --           3,884               --               66         113,969          --
Payable for policy-related
 transactions......................        9,010              --           17,762               --              --     174,862
                                     -----------     -----------      -----------      -----------    ------------ -----------
   Total liabilities...............        9,010           3,884           17,762               66         113,969     174,862
                                     -----------     -----------      -----------      -----------    ------------ -----------
NET ASSETS.........................  $12,250,116     $48,064,853      $63,011,061      $56,933,299    $119,889,972 $38,605,111
                                     ===========     ===========      ===========      ===========    ============ ===========

NET ASSETS:
Accumulation Unit Value............  $12,242,714     $48,051,486      $62,997,713      $56,917,337    $119,369,788 $38,523,055
Contracts in payout
 (annuitization) period............           --              --               --               --         445,191          --
Retained by AXA Equitable in
 Separate Account A................        7,402          13,367           13,348           15,962          74,993      82,056
                                     -----------     -----------      -----------      -----------    ------------ -----------
TOTAL NET ASSETS...................  $12,250,116     $48,064,853      $63,011,061      $56,933,299    $119,889,972 $38,605,111
                                     ===========     ===========      ===========      ===========    ============ ===========

Investments in shares of The
 Trusts, at cost...................  $10,392,493     $39,116,522      $48,901,375      $48,513,230    $130,191,186 $34,291,100
The Trusts shares held
   Class A.........................           --              --               --               --      21,859,835          --
   Class B.........................    1,145,915       4,605,060        6,591,880        5,818,222       7,865,877   4,676,854

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-17

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                         PIMCO VARIABLE
                                                                                        INSURANCE TRUST
                                      MULTIMANAGER   MULTIMANAGER OPPENHEIMER MAIN  COMMODITY REAL RETURN(R) TARGET 2015
                                    SMALL CAP VALUE* TECHNOLOGY*  STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION*
                                    ---------------- ------------ ----------------- ------------------------ -----------
ASSETS:
Investments in shares of The
 Trusts, at fair value.............   $112,241,323   $113,714,654     $520,984             $3,633,111        $22,219,602
Receivable for The Trusts shares
 sold..............................         32,124        220,901           --                     --            131,876
Receivable for policy-related
 transactions......................             --             --       17,013                 23,421                 --
                                      ------------   ------------     --------             ----------        -----------
   Total assets....................    112,273,447    113,935,555      537,997              3,656,532         22,351,478
                                      ------------   ------------     --------             ----------        -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................             --             --       17,013                 23,421                 --
Payable for policy-related
 transactions......................         32,124        220,901           --                     --            131,876
                                      ------------   ------------     --------             ----------        -----------
   Total liabilities...............         32,124        220,901       17,013                 23,421            131,876
                                      ------------   ------------     --------             ----------        -----------
NET ASSETS.........................   $112,241,323   $113,714,654     $520,984             $3,633,111        $22,219,602
                                      ============   ============     ========             ==========        ===========

NET ASSETS:
Accumulation Unit Value............   $112,152,246   $113,684,470     $520,761             $3,632,970        $22,217,056
Retained by AXA Equitable in
 Separate Account A................         89,077         30,184          223                    141              2,546
                                      ------------   ------------     --------             ----------        -----------
TOTAL NET ASSETS...................   $112,241,323   $113,714,654     $520,984             $3,633,111        $22,219,602
                                      ============   ============     ========             ==========        ===========

Investments in shares of The
 Trusts, at cost...................   $ 89,146,662   $101,954,322     $480,551             $3,962,710        $21,473,404
The Trusts shares held
   Advisor Class...................             --             --           --                503,899                 --
   Class B.........................      9,849,979      8,223,101           --                     --          2,434,569
   Service Class...................             --             --       21,908                     --                 --


                                    TARGET 2025
                                    ALLOCATION*
                                    -----------
ASSETS:
Investments in shares of The
 Trusts, at fair value............. $34,950,913
Receivable for The Trusts shares
 sold..............................          --
Receivable for policy-related
 transactions......................      71,329
                                    -----------
   Total assets....................  35,022,242
                                    -----------

LIABILITIES:
Payable for The Trusts shares
 purchased.........................      71,329
Payable for policy-related
 transactions......................          --
                                    -----------
   Total liabilities...............      71,329
                                    -----------
NET ASSETS......................... $34,950,913
                                    ===========

NET ASSETS:
Accumulation Unit Value............ $34,948,271
Retained by AXA Equitable in
 Separate Account A................       2,642
                                    -----------
TOTAL NET ASSETS................... $34,950,913
                                    ===========

Investments in shares of The
 Trusts, at cost................... $32,559,614
The Trusts shares held
   Advisor Class...................          --
   Class B.........................   3,786,619
   Service Class...................          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-18

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                            TEMPLETON   VAN ECK VIP
                                                                              GLOBAL      GLOBAL
                                                                               BOND        HARD
                                                    TARGET 2035 TARGET 2045 SECURITIES    ASSETS
                                                    ALLOCATION* ALLOCATION*    FUND        FUND
                                                    ----------- ----------- ----------- ----------- -   -
ASSETS:
Investments in shares of The Trusts, at fair value. $30,836,990 $21,756,102 $15,646,864 $13,911,139
Receivable for policy-related transactions.........      14,305      18,455      37,478      21,869
                                                    ----------- ----------- ----------- ----------- -   -
   Total assets....................................  30,851,295  21,774,557  15,684,342  13,933,008
                                                    ----------- ----------- ----------- ----------- -   -

LIABILITIES:
Payable for The Trusts shares purchased............      14,305      18,455      37,478      21,869
                                                    ----------- ----------- ----------- ----------- -   -
   Total liabilities...............................      14,305      18,455      37,478      21,869
                                                    ----------- ----------- ----------- ----------- -   -
NET ASSETS......................................... $30,836,990 $21,756,102 $15,646,864 $13,911,139
                                                    =========== =========== =========== =========== =   =

NET ASSETS:
Accumulation Unit Value............................ $30,826,152 $21,755,953 $15,646,713 $13,909,101
Retained by AXA Equitable in Separate Account A....      10,838         149         151       2,038
                                                    ----------- ----------- ----------- ----------- -   -
TOTAL NET ASSETS................................... $30,836,990 $21,756,102 $15,646,864 $13,911,139
                                                    =========== =========== =========== =========== =   =

Investments in shares of The Trusts, at cost....... $28,311,065 $19,968,297 $15,190,182 $14,290,966
The Trusts shares held
   Class B.........................................   3,360,661   2,468,690          --          --
   Class S.........................................          --          --                 490,174
   Class 2.........................................          --          --     803,640          --

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-19

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

The following table provides units and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges.

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                        -------- --------------- ---------- -----------
ALL ASSET GROWTH-ALT 20................  0.50%         B          $128.21         --
ALL ASSET GROWTH-ALT 20................  0.70%         B          $127.35         --
ALL ASSET GROWTH-ALT 20................  0.90%         B          $126.51          7
ALL ASSET GROWTH-ALT 20................  0.95%         B          $126.30          8
ALL ASSET GROWTH-ALT 20................  1.00%         B          $126.09          3
ALL ASSET GROWTH-ALT 20................  1.10%         B          $125.67          9
ALL ASSET GROWTH-ALT 20................  1.20%         B          $125.25         96
ALL ASSET GROWTH-ALT 20................  1.25%         B          $125.04         22
ALL ASSET GROWTH-ALT 20................  1.34%         B          $124.66        164
ALL ASSET GROWTH-ALT 20................  1.45%         B          $124.20         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.50%      CLASS II      $121.35         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.70%      CLASS II      $120.69         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  0.90%      CLASS II      $120.04          1
AMERICAN CENTURY VP MID CAP VALUE FUND.  1.00%      CLASS II      $119.71         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  1.10%      CLASS II      $119.39         --
AMERICAN CENTURY VP MID CAP VALUE FUND.  1.20%      CLASS II      $119.06         30
AXA AGGRESSIVE ALLOCATION..............  0.50%         B          $146.13          3
AXA AGGRESSIVE ALLOCATION..............  0.70%         B          $143.43          8
AXA AGGRESSIVE ALLOCATION..............  0.80%         B          $173.90         --
AXA AGGRESSIVE ALLOCATION..............  0.90%         B          $140.78        191
AXA AGGRESSIVE ALLOCATION..............  0.95%         B          $140.12        113
AXA AGGRESSIVE ALLOCATION..............  1.00%         B          $139.47          1
AXA AGGRESSIVE ALLOCATION..............  1.10%         B          $138.17        107
AXA AGGRESSIVE ALLOCATION..............  1.20%         B          $136.88        574
AXA AGGRESSIVE ALLOCATION..............  1.25%         B          $ 84.28         52
AXA AGGRESSIVE ALLOCATION..............  1.30%         B          $ 94.90         29
AXA AGGRESSIVE ALLOCATION..............  1.34%         B          $135.10      2,024
AXA AGGRESSIVE ALLOCATION..............  1.35%         B          $134.97          1
AXA AGGRESSIVE ALLOCATION..............  1.45%         B          $133.71          1
AXA BALANCED STRATEGY..................  1.10%         A          $116.35         --
AXA BALANCED STRATEGY..................  1.25%         A          $115.77          2
AXA BALANCED STRATEGY..................  0.50%         B          $103.82         --
AXA BALANCED STRATEGY..................  0.90%         B          $103.55          1
AXA BALANCED STRATEGY..................  0.95%         B          $103.52          1
AXA BALANCED STRATEGY..................  1.10%         B          $103.42          1
AXA BALANCED STRATEGY..................  1.20%         B          $103.35          3
AXA BALANCED STRATEGY..................  1.25%         B          $103.32          4
AXA BALANCED STRATEGY..................  1.25%         B          $123.99         68
AXA BALANCED STRATEGY..................  1.30%         B          $123.78        330
AXA BALANCED STRATEGY..................  1.34%         B          $103.26         13
AXA CONSERVATIVE ALLOCATION............  0.50%         B          $133.63          2
AXA CONSERVATIVE ALLOCATION............  0.70%         B          $131.16          1
AXA CONSERVATIVE ALLOCATION............  0.90%         B          $128.74         37
AXA CONSERVATIVE ALLOCATION............  0.95%         B          $128.14         75
AXA CONSERVATIVE ALLOCATION............  1.00%         B          $127.55         --
AXA CONSERVATIVE ALLOCATION............  1.10%         B          $126.36         40
AXA CONSERVATIVE ALLOCATION............  1.20%         B          $125.18        205
AXA CONSERVATIVE ALLOCATION............  1.25%         B          $107.86        214
AXA CONSERVATIVE ALLOCATION............  1.30%         B          $111.00         18

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-20

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
AXA CONSERVATIVE ALLOCATION......  1.34%          B         $123.55        433
AXA CONSERVATIVE ALLOCATION......  1.35%          B         $123.44         --
AXA CONSERVATIVE ALLOCATION......  1.45%          B         $122.28         --

AXA CONSERVATIVE GROWTH STRATEGY.  0.50%          B         $103.19         --
AXA CONSERVATIVE GROWTH STRATEGY.  0.90%          B         $102.93          1
AXA CONSERVATIVE GROWTH STRATEGY.  0.95%          B         $102.89          1
AXA CONSERVATIVE GROWTH STRATEGY.  1.10%          B         $102.79         --
AXA CONSERVATIVE GROWTH STRATEGY.  1.20%          B         $102.73          1
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $102.69          3
AXA CONSERVATIVE GROWTH STRATEGY.  1.25%          B         $121.39         15
AXA CONSERVATIVE GROWTH STRATEGY.  1.30%          B         $121.18         53
AXA CONSERVATIVE GROWTH STRATEGY.  1.34%          B         $102.63          7

AXA CONSERVATIVE STRATEGY........  0.70%          B         $101.74         --
AXA CONSERVATIVE STRATEGY........  0.90%          B         $101.61          1
AXA CONSERVATIVE STRATEGY........  0.95%          B         $101.58         --
AXA CONSERVATIVE STRATEGY........  1.20%          B         $101.41          2
AXA CONSERVATIVE STRATEGY........  1.25%          B         $101.38         --
AXA CONSERVATIVE STRATEGY........  1.25%          B         $114.65          6
AXA CONSERVATIVE STRATEGY........  1.30%          B         $114.45         23
AXA CONSERVATIVE STRATEGY........  1.34%          B         $101.32          5

AXA CONSERVATIVE-PLUS ALLOCATION.  0.50%          B         $136.50          1
AXA CONSERVATIVE-PLUS ALLOCATION.  0.70%          B         $133.98          3
AXA CONSERVATIVE-PLUS ALLOCATION.  0.80%          B         $139.94         --
AXA CONSERVATIVE-PLUS ALLOCATION.  0.90%          B         $131.51         79
AXA CONSERVATIVE-PLUS ALLOCATION.  0.95%          B         $130.90         51
AXA CONSERVATIVE-PLUS ALLOCATION.  1.00%          B         $130.29         --
AXA CONSERVATIVE-PLUS ALLOCATION.  1.10%          B         $129.08         48
AXA CONSERVATIVE-PLUS ALLOCATION.  1.20%          B         $127.87        364
AXA CONSERVATIVE-PLUS ALLOCATION.  1.25%          B         $101.55        114
AXA CONSERVATIVE-PLUS ALLOCATION.  1.30%          B         $107.03         24
AXA CONSERVATIVE-PLUS ALLOCATION.  1.34%          B         $126.21        760
AXA CONSERVATIVE-PLUS ALLOCATION.  1.35%          B         $126.09         --
AXA CONSERVATIVE-PLUS ALLOCATION.  1.45%          B         $124.91         --

AXA GROWTH STRATEGY..............  1.10%          A         $119.81          8
AXA GROWTH STRATEGY..............  1.25%          A         $119.21          3

AXA MODERATE ALLOCATION..........  0.70%          A         $178.43         13
AXA MODERATE ALLOCATION..........  0.90%          A         $212.01        223
AXA MODERATE ALLOCATION..........  1.20%          A         $186.40         71
AXA MODERATE ALLOCATION***.......  1.34%          A         $ 66.55     14,597
AXA MODERATE ALLOCATION..........  1.35%          A         $218.36      1,074
AXA MODERATE ALLOCATION..........  1.35%          A         $219.75         27
AXA MODERATE ALLOCATION..........  1.45%          A         $139.83          4
AXA MODERATE ALLOCATION..........  0.40%          B         $102.42         27
AXA MODERATE ALLOCATION..........  0.50%          B         $128.20         13
AXA MODERATE ALLOCATION..........  0.70%          B         $137.08         --
AXA MODERATE ALLOCATION..........  0.80%          B         $145.98         --
AXA MODERATE ALLOCATION***.......  0.90%          B         $133.44         15
AXA MODERATE ALLOCATION..........  0.90%          B         $148.50         42
AXA MODERATE ALLOCATION..........  0.95%          B         $132.55        215
AXA MODERATE ALLOCATION..........  1.00%          B         $146.25          3

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-21

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                     UNITS
                              CONTRACT                            OUTSTANDING
                              CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                              -------- --------------- ---------- -----------
AXA MODERATE ALLOCATION......  1.10%          B         $129.89        199
AXA MODERATE ALLOCATION......  1.20%          B         $140.23      1,393
AXA MODERATE ALLOCATION......  1.25%          B         $ 96.26        344
AXA MODERATE ALLOCATION......  1.30%          B         $104.38        115

AXA MODERATE GROWTH STRATEGY.  0.50%          B         $104.44         --
AXA MODERATE GROWTH STRATEGY.  0.70%          B         $104.30         --
AXA MODERATE GROWTH STRATEGY.  0.90%          B         $104.17          1
AXA MODERATE GROWTH STRATEGY.  0.95%          B         $104.13         --
AXA MODERATE GROWTH STRATEGY.  1.10%          B         $104.03         --
AXA MODERATE GROWTH STRATEGY.  1.20%          B         $103.96         12
AXA MODERATE GROWTH STRATEGY.  1.25%          B         $103.93          3
AXA MODERATE GROWTH STRATEGY.  1.34%          B         $103.87          8
AXA MODERATE GROWTH STRATEGY.  1.45%          B         $103.79         --

AXA MODERATE-PLUS ALLOCATION.  0.50%          B         $147.66          6
AXA MODERATE-PLUS ALLOCATION.  0.70%          B         $144.93         13
AXA MODERATE-PLUS ALLOCATION.  0.80%          B         $159.53         --
AXA MODERATE-PLUS ALLOCATION.  0.90%          B         $142.26        342
AXA MODERATE-PLUS ALLOCATION.  0.95%          B         $141.60        332
AXA MODERATE-PLUS ALLOCATION.  1.00%          B         $140.94          2
AXA MODERATE-PLUS ALLOCATION.  1.10%          B         $139.63        205
AXA MODERATE-PLUS ALLOCATION.  1.20%          B         $138.32      1,184
AXA MODERATE-PLUS ALLOCATION.  1.25%          B         $ 91.34        185
AXA MODERATE-PLUS ALLOCATION.  1.30%          B         $100.39        134
AXA MODERATE-PLUS ALLOCATION.  1.34%          B         $136.52      4,165
AXA MODERATE-PLUS ALLOCATION.  1.35%          B         $136.39          4
AXA MODERATE-PLUS ALLOCATION.  1.45%          B         $135.12          1

AXA TACTICAL MANAGER 400.....  0.40%          B         $104.96         --
AXA TACTICAL MANAGER 400.....  0.70%          B         $126.46         --
AXA TACTICAL MANAGER 400.....  0.90%          B         $111.55         --
AXA TACTICAL MANAGER 400.....  0.90%          B         $125.86         --
AXA TACTICAL MANAGER 400.....  0.95%          B         $125.72          2
AXA TACTICAL MANAGER 400.....  1.10%          B         $110.94          1
AXA TACTICAL MANAGER 400.....  1.20%          B         $110.64         12
AXA TACTICAL MANAGER 400.....  1.20%          B         $124.98         --
AXA TACTICAL MANAGER 400.....  1.25%          B         $124.83          1
AXA TACTICAL MANAGER 400.....  1.34%          B         $124.57         12

AXA TACTICAL MANAGER 500.....  0.50%          B         $113.40         --
AXA TACTICAL MANAGER 500.....  0.70%          B         $125.95         --
AXA TACTICAL MANAGER 500.....  0.80%          B         $112.48         --
AXA TACTICAL MANAGER 500.....  0.90%          B         $112.17         --
AXA TACTICAL MANAGER 500.....  0.90%          B         $125.36          1
AXA TACTICAL MANAGER 500.....  0.95%          B         $125.21          3
AXA TACTICAL MANAGER 500.....  1.10%          B         $111.56          1
AXA TACTICAL MANAGER 500.....  1.20%          B         $111.26         21
AXA TACTICAL MANAGER 500.....  1.20%          B         $124.48          1
AXA TACTICAL MANAGER 500.....  1.25%          B         $124.33          3
AXA TACTICAL MANAGER 500.....  1.34%          B         $124.07         17

AXA TACTICAL MANAGER 2000....  0.50%          B         $107.75         --
AXA TACTICAL MANAGER 2000....  0.70%          B         $126.30         --
AXA TACTICAL MANAGER 2000....  0.90%          B         $106.58         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-22

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                                 UNITS
                                                          CONTRACT                            OUTSTANDING
                                                          CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                          -------- --------------- ---------- -----------
AXA TACTICAL MANAGER 2000................................  0.90%          B         $125.70          1
AXA TACTICAL MANAGER 2000................................  0.95%          B         $125.56          2
AXA TACTICAL MANAGER 2000................................  1.10%          B         $106.01          1
AXA TACTICAL MANAGER 2000................................  1.20%          B         $105.72          7
AXA TACTICAL MANAGER 2000................................  1.20%          B         $124.82         --
AXA TACTICAL MANAGER 2000................................  1.25%          B         $124.67         --
AXA TACTICAL MANAGER 2000................................  1.34%          B         $124.41          5

AXA TACTICAL MANAGER INTERNATIONAL.......................  0.50%          B         $101.43         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.70%          B         $107.84         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.90%          B         $100.34         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.90%          B         $107.33          1
AXA TACTICAL MANAGER INTERNATIONAL.......................  0.95%          B         $107.21          2
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.00%          B         $100.06         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.10%          B         $ 99.79          1
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.20%          B         $ 99.52         17
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.20%          B         $106.58         --
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.25%          B         $106.45          1
AXA TACTICAL MANAGER INTERNATIONAL.......................  1.34%          B         $106.23         20

EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  0.70%          B         $103.63         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  0.90%          B         $103.50         --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  0.95%          B         $103.46          1
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.10%          B         $103.36          1
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.20%          B         $103.29          5
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.25%          B         $103.26          2
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO.  1.34%          B         $103.20          4

EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.70%          A         $200.28          3
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.90%          A         $249.86         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.20%          A         $238.25         14
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.34%          A         $233.02      1,071
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.35%          A         $232.65          8
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.45%          A         $168.20          2
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.50%          B         $130.85          1
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.70%          B         $215.14         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.90%          B         $176.70          4
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  0.95%          B         $208.02         62
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.00%          B         $225.47         --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.10%          B         $203.86          7
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.20%          B         $168.72        146
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.25%          B         $107.11         23
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH....................  1.30%          B         $128.59          5

EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.50%          B         $107.84          2
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.70%          B         $106.47         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.90%          B         $105.13          2
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  0.95%          B         $104.79          7
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.00%          B         $104.46         --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.10%          B         $103.80          3
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.20%          B         $103.13         16
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.25%          B         $ 86.07          6
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.30%          B         $ 97.83          1
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.34%          B         $102.21        111
EQ/AXA FRANKLIN SMALL CAP VALUE CORE.....................  1.45%          B         $101.50         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-23

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/BLACKROCK BASIC VALUE EQUITY..  0.50%          B         $157.69          2
EQ/BLACKROCK BASIC VALUE EQUITY..  0.70%          B         $195.71          9
EQ/BLACKROCK BASIC VALUE EQUITY..  0.80%          B         $183.22         --
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $185.71          6
EQ/BLACKROCK BASIC VALUE EQUITY..  0.90%          B         $190.08         67
EQ/BLACKROCK BASIC VALUE EQUITY..  0.95%          B         $157.65        110
EQ/BLACKROCK BASIC VALUE EQUITY..  1.00%          B         $187.33          1
EQ/BLACKROCK BASIC VALUE EQUITY..  1.10%          B         $184.61         33
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $180.54        394
EQ/BLACKROCK BASIC VALUE EQUITY..  1.20%          B         $181.92         57
EQ/BLACKROCK BASIC VALUE EQUITY..  1.25%          B         $ 87.99        159
EQ/BLACKROCK BASIC VALUE EQUITY..  1.30%          B         $ 99.71          7
EQ/BLACKROCK BASIC VALUE EQUITY..  1.34%          B         $230.79      1,386
EQ/BLACKROCK BASIC VALUE EQUITY..  1.35%          B         $177.96          7
EQ/BLACKROCK BASIC VALUE EQUITY..  1.45%          B         $174.05          1

EQ/BOSTON ADVISORS EQUITY INCOME.  0.50%          B         $134.67          2
EQ/BOSTON ADVISORS EQUITY INCOME.  0.70%          B         $132.46          1
EQ/BOSTON ADVISORS EQUITY INCOME.  0.90%          B         $130.28         17
EQ/BOSTON ADVISORS EQUITY INCOME.  0.95%          B         $129.75         29
EQ/BOSTON ADVISORS EQUITY INCOME.  1.00%          B         $129.21         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.10%          B         $128.14          7
EQ/BOSTON ADVISORS EQUITY INCOME.  1.20%          B         $127.07         97
EQ/BOSTON ADVISORS EQUITY INCOME.  1.25%          B         $ 91.08         16
EQ/BOSTON ADVISORS EQUITY INCOME.  1.30%          B         $102.73          7
EQ/BOSTON ADVISORS EQUITY INCOME.  1.34%          B         $125.60        388
EQ/BOSTON ADVISORS EQUITY INCOME.  1.35%          B         $125.50         --
EQ/BOSTON ADVISORS EQUITY INCOME.  1.45%          B         $124.45         --

EQ/CALVERT SOCIALLY RESPONSIBLE..  0.40%          B         $101.42          2
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.50%          B         $ 87.40          1
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.70%          B         $ 96.29          2
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.90%          B         $ 93.73          5
EQ/CALVERT SOCIALLY RESPONSIBLE..  0.95%          B         $119.36          4
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.00%          B         $ 92.47         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.10%          B         $ 91.23          2
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.20%          B         $ 90.00         37
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.25%          B         $ 90.11          4
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.30%          B         $ 99.20          1
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.34%          B         $ 88.31        243
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.35%          B         $ 88.19         --
EQ/CALVERT SOCIALLY RESPONSIBLE..  1.45%          B         $112.76         --

EQ/CAPITAL GUARDIAN RESEARCH.....  0.70%          B         $150.90          2
EQ/CAPITAL GUARDIAN RESEARCH.....  0.90%          B         $146.89         14
EQ/CAPITAL GUARDIAN RESEARCH.....  0.95%          B         $145.90         45
EQ/CAPITAL GUARDIAN RESEARCH.....  1.10%          B         $142.98          4
EQ/CAPITAL GUARDIAN RESEARCH.....  1.20%          B         $141.05        184
EQ/CAPITAL GUARDIAN RESEARCH.....  1.25%          B         $ 98.92         82
EQ/CAPITAL GUARDIAN RESEARCH.....  1.30%          B         $107.94          2
EQ/CAPITAL GUARDIAN RESEARCH.....  1.34%          B         $138.41        884
EQ/CAPITAL GUARDIAN RESEARCH.....  1.35%          B         $138.22          2
EQ/CAPITAL GUARDIAN RESEARCH.....  1.45%          B         $136.36          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-24

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                  UNITS
                           CONTRACT                            OUTSTANDING
                           CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                           -------- --------------- ---------- -----------
EQ/COMMON STOCK INDEX.....  0.70%          A         $155.49         24
EQ/COMMON STOCK INDEX***..  0.74%          A         $496.20         60
EQ/COMMON STOCK INDEX***..  0.74%          A         $537.49         22
EQ/COMMON STOCK INDEX.....  0.90%          A         $218.60         52
EQ/COMMON STOCK INDEX.....  1.20%          A         $178.12         31
EQ/COMMON STOCK INDEX.....  1.35%          A         $272.50      1,190
EQ/COMMON STOCK INDEX.....  1.35%          A         $284.72         25
EQ/COMMON STOCK INDEX***..  1.40%          A         $354.66      4,157
EQ/COMMON STOCK INDEX.....  1.45%          A         $109.28         18
EQ/COMMON STOCK INDEX.....  0.40%          B         $101.97         10
EQ/COMMON STOCK INDEX.....  0.50%          B         $ 99.55         --
EQ/COMMON STOCK INDEX.....  0.80%          B         $199.59         --
EQ/COMMON STOCK INDEX.....  0.90%          B         $104.47         18
EQ/COMMON STOCK INDEX.....  0.90%          B         $116.92         11
EQ/COMMON STOCK INDEX.....  0.95%          B         $ 99.08        211
EQ/COMMON STOCK INDEX.....  1.00%          B         $170.34         --
EQ/COMMON STOCK INDEX.....  1.10%          B         $ 97.10         14
EQ/COMMON STOCK INDEX.....  1.20%          B         $109.61        548
EQ/COMMON STOCK INDEX.....  1.25%          B         $ 86.68         66
EQ/COMMON STOCK INDEX.....  1.30%          B         $ 96.68         17

EQ/CORE BOND INDEX........  0.40%          B         $101.06          7
EQ/CORE BOND INDEX........  0.50%          B         $129.64          2
EQ/CORE BOND INDEX........  0.70%          B         $126.78          3
EQ/CORE BOND INDEX........  0.90%          B         $123.99         22
EQ/CORE BOND INDEX........  0.95%          B         $123.30        114
EQ/CORE BOND INDEX........  1.00%          B         $122.61         --
EQ/CORE BOND INDEX........  1.10%          B         $121.25         16
EQ/CORE BOND INDEX........  1.20%          B         $119.89        121
EQ/CORE BOND INDEX........  1.25%          B         $102.61         48
EQ/CORE BOND INDEX........  1.30%          B         $102.68          5
EQ/CORE BOND INDEX........  1.34%          B         $118.03        684
EQ/CORE BOND INDEX........  1.35%          B         $117.89         --
EQ/CORE BOND INDEX........  1.45%          B         $116.57         --

EQ/DAVIS NEW YORK VENTURE.  0.50%          B         $ 91.42         --
EQ/DAVIS NEW YORK VENTURE.  0.70%          B         $ 90.39         --
EQ/DAVIS NEW YORK VENTURE.  0.90%          B         $ 89.37          6
EQ/DAVIS NEW YORK VENTURE.  0.90%          B         $102.67         --
EQ/DAVIS NEW YORK VENTURE.  0.95%          B         $ 89.12         18
EQ/DAVIS NEW YORK VENTURE.  1.10%          B         $ 96.49         12
EQ/DAVIS NEW YORK VENTURE.  1.20%          B         $ 87.86         70
EQ/DAVIS NEW YORK VENTURE.  1.25%          B         $ 86.66         13
EQ/DAVIS NEW YORK VENTURE.  1.30%          B         $ 87.52          1
EQ/DAVIS NEW YORK VENTURE.  1.34%          B         $ 87.16        181
EQ/DAVIS NEW YORK VENTURE.  1.34%          B         $ 99.83         --
EQ/DAVIS NEW YORK VENTURE.  1.35%          B         $ 99.76         --
EQ/DAVIS NEW YORK VENTURE.  1.45%          B         $ 86.61         --

EQ/EQUITY 500 INDEX.......  0.70%          A         $170.53         21
EQ/EQUITY 500 INDEX.......  0.90%          A         $240.04         61
EQ/EQUITY 500 INDEX.......  1.20%          A         $196.00         59
EQ/EQUITY 500 INDEX.......  1.34%          A         $321.22      2,120
EQ/EQUITY 500 INDEX.......  1.35%          A         $320.61         14

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-25

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
EQ/EQUITY 500 INDEX...............  1.45%          A         $120.89          7
EQ/EQUITY 500 INDEX...............  0.40%          B         $101.23         38
EQ/EQUITY 500 INDEX...............  0.50%          B         $111.07         --
EQ/EQUITY 500 INDEX...............  0.90%          B         $128.81         15
EQ/EQUITY 500 INDEX...............  0.95%          B         $108.14        134
EQ/EQUITY 500 INDEX...............  1.00%          B         $163.65          1
EQ/EQUITY 500 INDEX...............  1.10%          B         $105.97         35
EQ/EQUITY 500 INDEX...............  1.20%          B         $121.24        597
EQ/EQUITY 500 INDEX...............  1.25%          B         $ 94.18        157
EQ/EQUITY 500 INDEX...............  1.30%          B         $105.59          9

EQ/EQUITY GROWTH PLUS.............  0.50%          B         $167.46          1
EQ/EQUITY GROWTH PLUS.............  0.70%          B         $163.71          6
EQ/EQUITY GROWTH PLUS.............  0.90%          B         $160.04         48
EQ/EQUITY GROWTH PLUS.............  0.95%          B         $159.14        106
EQ/EQUITY GROWTH PLUS.............  1.00%          B         $158.24         --
EQ/EQUITY GROWTH PLUS.............  1.10%          B         $156.45         13
EQ/EQUITY GROWTH PLUS.............  1.20%          B         $154.68        187
EQ/EQUITY GROWTH PLUS.............  1.25%          B         $ 95.66         19
EQ/EQUITY GROWTH PLUS.............  1.30%          B         $104.48          7
EQ/EQUITY GROWTH PLUS.............  1.34%          B         $152.23      1,711
EQ/EQUITY GROWTH PLUS.............  1.35%          B         $152.06          1
EQ/EQUITY GROWTH PLUS.............  1.45%          B         $150.33          1

EQ/FRANKLIN CORE BALANCED.........  0.40%          B         $102.12         --
EQ/FRANKLIN CORE BALANCED.........  0.50%          B         $114.20          4
EQ/FRANKLIN CORE BALANCED.........  0.70%          B         $112.76          2
EQ/FRANKLIN CORE BALANCED.........  0.90%          B         $111.34         11
EQ/FRANKLIN CORE BALANCED.........  0.95%          B         $110.98         43
EQ/FRANKLIN CORE BALANCED.........  1.00%          B         $110.63         --
EQ/FRANKLIN CORE BALANCED.........  1.10%          B         $109.93         11
EQ/FRANKLIN CORE BALANCED.........  1.20%          B         $109.23         78
EQ/FRANKLIN CORE BALANCED.........  1.25%          B         $100.25         21
EQ/FRANKLIN CORE BALANCED.........  1.30%          B         $106.92         10
EQ/FRANKLIN CORE BALANCED.........  1.34%          B         $108.25        489
EQ/FRANKLIN CORE BALANCED.........  1.45%          B         $107.49         --

EQ/FRANKLIN TEMPLETON ALLOCATION..  0.50%          B         $ 91.54          4
EQ/FRANKLIN TEMPLETON ALLOCATION..  0.70%          B         $ 90.51         --
EQ/FRANKLIN TEMPLETON ALLOCATION..  0.90%          B         $ 89.49         10
EQ/FRANKLIN TEMPLETON ALLOCATION..  0.95%          B         $ 89.24         33
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.00%          B         $172.15         --
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.10%          B         $ 99.47         14
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.20%          B         $ 87.98         93
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.25%          B         $ 86.95         14
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.30%          B         $ 87.64         16
EQ/FRANKLIN TEMPLETON ALLOCATION..  1.34%          B         $ 87.28        405

EQ/GAMCO MERGERS AND ACQUISITIONS.  0.50%          B         $139.10         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.70%          B         $136.97         --
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.90%          B         $134.87          5
EQ/GAMCO MERGERS AND ACQUISITIONS.  0.95%          B         $134.35         17
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.10%          B         $132.80          5
EQ/GAMCO MERGERS AND ACQUISITIONS.  1.20%          B         $131.77         15

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-26

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.25%          B         $105.52          9
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.30%          B         $115.01          2
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.34%          B         $130.29          2
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.34%          B         $130.35         95
EQ/GAMCO MERGERS AND ACQUISITIONS..  1.45%          B         $129.24         --

EQ/GAMCO SMALL COMPANY VALUE.......  0.40%          B         $107.99         --
EQ/GAMCO SMALL COMPANY VALUE.......  0.50%          B         $218.50          2
EQ/GAMCO SMALL COMPANY VALUE.......  0.70%          B         $214.91          7
EQ/GAMCO SMALL COMPANY VALUE.......  0.80%          B         $251.66         --
EQ/GAMCO SMALL COMPANY VALUE.......  0.90%          B         $211.38         67
EQ/GAMCO SMALL COMPANY VALUE.......  0.95%          B         $210.50         70
EQ/GAMCO SMALL COMPANY VALUE.......  1.00%          B         $209.63          2
EQ/GAMCO SMALL COMPANY VALUE.......  1.10%          B         $207.90         35
EQ/GAMCO SMALL COMPANY VALUE.......  1.20%          B         $206.17        427
EQ/GAMCO SMALL COMPANY VALUE.......  1.25%          B         $131.34        144
EQ/GAMCO SMALL COMPANY VALUE.......  1.30%          B         $155.40         11
EQ/GAMCO SMALL COMPANY VALUE.......  1.34%          B         $203.78      1,517
EQ/GAMCO SMALL COMPANY VALUE.......  1.35%          B         $203.61          2
EQ/GAMCO SMALL COMPANY VALUE.......  1.45%          B         $201.92          1

EQ/GLOBAL BOND PLUS................  0.50%          B         $133.27          1
EQ/GLOBAL BOND PLUS................  0.70%          B         $131.34          3
EQ/GLOBAL BOND PLUS................  0.90%          B         $129.44         23
EQ/GLOBAL BOND PLUS................  0.95%          B         $128.97         69
EQ/GLOBAL BOND PLUS................  1.00%          B         $128.50         --
EQ/GLOBAL BOND PLUS................  1.10%          B         $127.56         33
EQ/GLOBAL BOND PLUS................  1.20%          B         $126.63         99
EQ/GLOBAL BOND PLUS................  1.25%          B         $126.92         70
EQ/GLOBAL BOND PLUS................  1.30%          B         $128.64          3
EQ/GLOBAL BOND PLUS................  1.34%          B         $125.34        383
EQ/GLOBAL BOND PLUS................  1.35%          B         $125.24         --
EQ/GLOBAL BOND PLUS................  1.45%          B         $124.33         --

EQ/GLOBAL MULTI-SECTOR EQUITY......  0.50%          B         $244.94          1
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.70%          B         $183.22         --
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.70%          B         $299.45          6
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.80%          B         $185.19         --
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.90%          B         $290.84         32
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.90%          B         $344.97          2
EQ/GLOBAL MULTI-SECTOR EQUITY......  0.95%          B         $254.59         66
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.00%          B         $286.63         --
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.10%          B         $282.46         13
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.20%          B         $262.85        165
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.20%          B         $278.34         47
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.25%          B         $ 79.45        117
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.30%          B         $108.76          5
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.34%          B         $180.80      1,522
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.34%          B         $292.43         23
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.35%          B         $272.29          4
EQ/GLOBAL MULTI-SECTOR EQUITY......  1.45%          B         $253.40          1

EQ/INTERMEDIATE GOVERNMENT BOND....  0.70%          A         $167.79          2
EQ/INTERMEDIATE GOVERNMENT BOND***.  0.74%          A         $ 95.02         26

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-27

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/INTERMEDIATE GOVERNMENT BOND.  0.90%          A         $179.04          5
EQ/INTERMEDIATE GOVERNMENT BOND.  1.20%          A         $162.35          2
EQ/INTERMEDIATE GOVERNMENT BOND.  1.34%          A         $179.64        336
EQ/INTERMEDIATE GOVERNMENT BOND.  1.35%          A         $173.03          3
EQ/INTERMEDIATE GOVERNMENT BOND.  1.45%          A         $144.47         --
EQ/INTERMEDIATE GOVERNMENT BOND.  0.50%          B         $149.03         --
EQ/INTERMEDIATE GOVERNMENT BOND.  0.90%          B         $151.25          2
EQ/INTERMEDIATE GOVERNMENT BOND.  0.95%          B         $147.42         48
EQ/INTERMEDIATE GOVERNMENT BOND.  1.00%          B         $119.01         --
EQ/INTERMEDIATE GOVERNMENT BOND.  1.10%          B         $144.47         11
EQ/INTERMEDIATE GOVERNMENT BOND.  1.20%          B         $144.89         55
EQ/INTERMEDIATE GOVERNMENT BOND.  1.25%          B         $110.79         43
EQ/INTERMEDIATE GOVERNMENT BOND.  1.30%          B         $111.19          2

EQ/INTERNATIONAL CORE PLUS......  0.50%          B         $111.98         --
EQ/INTERNATIONAL CORE PLUS......  0.70%          B         $123.06          4
EQ/INTERNATIONAL CORE PLUS......  0.80%          B         $167.55         --
EQ/INTERNATIONAL CORE PLUS......  0.90%          B         $119.79         30
EQ/INTERNATIONAL CORE PLUS......  0.95%          B         $146.18         36
EQ/INTERNATIONAL CORE PLUS......  1.00%          B         $118.19         --
EQ/INTERNATIONAL CORE PLUS......  1.10%          B         $116.60         13
EQ/INTERNATIONAL CORE PLUS......  1.20%          B         $115.03        234
EQ/INTERNATIONAL CORE PLUS......  1.25%          B         $ 75.44         48
EQ/INTERNATIONAL CORE PLUS......  1.30%          B         $ 87.41          3
EQ/INTERNATIONAL CORE PLUS......  1.34%          B         $112.87        756
EQ/INTERNATIONAL CORE PLUS......  1.35%          B         $112.72          1
EQ/INTERNATIONAL CORE PLUS......  1.45%          B         $138.21         --

EQ/INTERNATIONAL EQUITY INDEX...  0.70%          A         $122.23         10
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          A         $130.18         48
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          A         $113.42         25
EQ/INTERNATIONAL EQUITY INDEX...  1.34%          A         $125.52      2,822
EQ/INTERNATIONAL EQUITY INDEX...  1.35%          A         $125.29         18
EQ/INTERNATIONAL EQUITY INDEX...  1.45%          A         $ 97.62          3
EQ/INTERNATIONAL EQUITY INDEX...  0.50%          B         $102.38          2
EQ/INTERNATIONAL EQUITY INDEX...  0.90%          B         $105.78         11
EQ/INTERNATIONAL EQUITY INDEX...  0.95%          B         $101.39        136
EQ/INTERNATIONAL EQUITY INDEX...  1.00%          B         $154.09         --
EQ/INTERNATIONAL EQUITY INDEX...  1.10%          B         $ 99.36         26
EQ/INTERNATIONAL EQUITY INDEX...  1.20%          B         $ 97.79        216
EQ/INTERNATIONAL EQUITY INDEX...  1.25%          B         $ 60.89         53
EQ/INTERNATIONAL EQUITY INDEX...  1.30%          B         $ 73.56         12

EQ/INTERNATIONAL VALUE PLUS.....  0.40%          B         $109.45         38
EQ/INTERNATIONAL VALUE PLUS.....  0.50%          B         $110.24          1
EQ/INTERNATIONAL VALUE PLUS.....  0.70%          B         $133.40          5
EQ/INTERNATIONAL VALUE PLUS.....  0.90%          B         $129.86         46
EQ/INTERNATIONAL VALUE PLUS.....  0.95%          B         $128.98         84
EQ/INTERNATIONAL VALUE PLUS.....  1.00%          B         $128.12         --
EQ/INTERNATIONAL VALUE PLUS.....  1.10%          B         $126.40         12
EQ/INTERNATIONAL VALUE PLUS.....  1.20%          B         $124.70        127
EQ/INTERNATIONAL VALUE PLUS.....  1.25%          B         $ 71.69         31
EQ/INTERNATIONAL VALUE PLUS.....  1.30%          B         $ 82.77          8
EQ/INTERNATIONAL VALUE PLUS.....  1.34%          B         $122.36      1,381

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-28

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                        UNITS
                                 CONTRACT                            OUTSTANDING
                                 CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                 -------- --------------- ---------- -----------
EQ/INTERNATIONAL VALUE PLUS.....  1.35%          B         $122.19          6
EQ/INTERNATIONAL VALUE PLUS.....  1.45%          B         $131.98          1

EQ/JPMORGAN VALUE OPPORTUNITIES.  0.40%          B         $104.59         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.50%          B         $127.02         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.70%          B         $125.53          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $120.58          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.90%          B         $121.92          7
EQ/JPMORGAN VALUE OPPORTUNITIES.  0.95%          B         $112.50         12
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.00%          B         $120.15         --
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.10%          B         $118.41          4
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $115.45         27
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.20%          B         $116.68          9
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.25%          B         $ 83.28         11
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.30%          B         $ 93.73          1
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.34%          B         $144.24        258
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.35%          B         $114.14          2
EQ/JPMORGAN VALUE OPPORTUNITIES.  1.45%          B         $111.30          1

EQ/LARGE CAP CORE PLUS..........  0.70%          B         $107.25         --
EQ/LARGE CAP CORE PLUS..........  0.90%          B         $104.40          5
EQ/LARGE CAP CORE PLUS..........  0.95%          B         $103.70          7
EQ/LARGE CAP CORE PLUS..........  1.10%          B         $101.62          1
EQ/LARGE CAP CORE PLUS..........  1.20%          B         $100.25         21
EQ/LARGE CAP CORE PLUS..........  1.25%          B         $ 89.68          2
EQ/LARGE CAP CORE PLUS..........  1.34%          B         $ 98.37        100
EQ/LARGE CAP CORE PLUS..........  1.45%          B         $ 96.91         --

EQ/LARGE CAP GROWTH INDEX.......  0.50%          B         $ 86.48         --
EQ/LARGE CAP GROWTH INDEX.......  0.70%          B         $ 93.51          2
EQ/LARGE CAP GROWTH INDEX.......  0.90%          B         $ 91.03         23
EQ/LARGE CAP GROWTH INDEX.......  0.95%          B         $ 90.42         80
EQ/LARGE CAP GROWTH INDEX.......  1.00%          B         $ 89.81         --
EQ/LARGE CAP GROWTH INDEX.......  1.10%          B         $ 88.60         12
EQ/LARGE CAP GROWTH INDEX.......  1.20%          B         $ 87.41        181
EQ/LARGE CAP GROWTH INDEX.......  1.25%          B         $115.56         15
EQ/LARGE CAP GROWTH INDEX.......  1.30%          B         $128.47          1
EQ/LARGE CAP GROWTH INDEX.......  1.34%          B         $ 85.77      1,199
EQ/LARGE CAP GROWTH INDEX.......  1.35%          B         $ 85.65          2
EQ/LARGE CAP GROWTH INDEX.......  1.45%          B         $ 84.50          1

EQ/LARGE CAP GROWTH PLUS........  0.50%          B         $ 70.75         --
EQ/LARGE CAP GROWTH PLUS........  0.70%          B         $123.60          4
EQ/LARGE CAP GROWTH PLUS........  0.80%          B         $183.45         --
EQ/LARGE CAP GROWTH PLUS........  0.90%          B         $107.48          4
EQ/LARGE CAP GROWTH PLUS........  0.90%          B         $120.04         27
EQ/LARGE CAP GROWTH PLUS........  0.95%          B         $101.21         63
EQ/LARGE CAP GROWTH PLUS........  1.00%          B         $118.30         --
EQ/LARGE CAP GROWTH PLUS........  1.10%          B         $116.58         14
EQ/LARGE CAP GROWTH PLUS........  1.20%          B         $110.32        148
EQ/LARGE CAP GROWTH PLUS........  1.20%          B         $114.88         10
EQ/LARGE CAP GROWTH PLUS........  1.25%          B         $101.12          6
EQ/LARGE CAP GROWTH PLUS........  1.30%          B         $116.32          3
EQ/LARGE CAP GROWTH PLUS........  1.34%          B         $168.24      1,181

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-29

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/LARGE CAP GROWTH PLUS......  1.35%          B         $112.38          8
EQ/LARGE CAP GROWTH PLUS......  1.45%          B         $106.36          5

EQ/LARGE CAP VALUE INDEX......  0.50%          B         $ 71.09         --
EQ/LARGE CAP VALUE INDEX......  0.70%          B         $ 70.06          1
EQ/LARGE CAP VALUE INDEX......  0.90%          B         $ 69.05         20
EQ/LARGE CAP VALUE INDEX......  0.95%          B         $ 68.79         27
EQ/LARGE CAP VALUE INDEX......  1.00%          B         $ 68.54         --
EQ/LARGE CAP VALUE INDEX......  1.10%          B         $ 68.04         12
EQ/LARGE CAP VALUE INDEX......  1.20%          B         $ 67.55         75
EQ/LARGE CAP VALUE INDEX......  1.25%          B         $ 56.74         30
EQ/LARGE CAP VALUE INDEX......  1.30%          B         $ 62.24          2
EQ/LARGE CAP VALUE INDEX......  1.34%          B         $ 66.86        436
EQ/LARGE CAP VALUE INDEX......  1.35%          B         $ 66.81         --
EQ/LARGE CAP VALUE INDEX......  1.45%          B         $ 66.32         --

EQ/LARGE CAP VALUE PLUS.......  0.70%          A         $117.14         10
EQ/LARGE CAP VALUE PLUS.......  0.90%          A         $114.03         59
EQ/LARGE CAP VALUE PLUS.......  1.20%          A         $109.50         62
EQ/LARGE CAP VALUE PLUS.......  1.34%          A         $107.44      5,681
EQ/LARGE CAP VALUE PLUS.......  1.35%          A         $107.30         20
EQ/LARGE CAP VALUE PLUS.......  1.45%          A         $113.23          6
EQ/LARGE CAP VALUE PLUS.......  0.40%          B         $103.13         26
EQ/LARGE CAP VALUE PLUS.......  0.50%          B         $128.01          2
EQ/LARGE CAP VALUE PLUS.......  0.80%          B         $183.84         --
EQ/LARGE CAP VALUE PLUS.......  0.90%          B         $112.55         15
EQ/LARGE CAP VALUE PLUS.......  0.95%          B         $118.56        202
EQ/LARGE CAP VALUE PLUS.......  1.00%          B         $112.50         --
EQ/LARGE CAP VALUE PLUS.......  1.10%          B         $109.55          6
EQ/LARGE CAP VALUE PLUS.......  1.10%          B         $110.99         --
EQ/LARGE CAP VALUE PLUS.......  1.20%          B         $108.08        449
EQ/LARGE CAP VALUE PLUS.......  1.25%          B         $ 70.56         18
EQ/LARGE CAP VALUE PLUS.......  1.30%          B         $ 77.76         11

EQ/LORD ABBETT LARGE CAP CORE.  0.50%          B         $133.30         --
EQ/LORD ABBETT LARGE CAP CORE.  0.70%          B         $131.26         --
EQ/LORD ABBETT LARGE CAP CORE.  0.90%          B         $129.25         10
EQ/LORD ABBETT LARGE CAP CORE.  0.95%          B         $128.75         13
EQ/LORD ABBETT LARGE CAP CORE.  1.00%          B         $128.25         --
EQ/LORD ABBETT LARGE CAP CORE.  1.10%          B         $127.26         10
EQ/LORD ABBETT LARGE CAP CORE.  1.20%          B         $126.28         63
EQ/LORD ABBETT LARGE CAP CORE.  1.25%          B         $ 99.11         23
EQ/LORD ABBETT LARGE CAP CORE.  1.30%          B         $109.52          1
EQ/LORD ABBETT LARGE CAP CORE.  1.34%          B         $124.91        198
EQ/LORD ABBETT LARGE CAP CORE.  1.34%          B         $126.28         --
EQ/LORD ABBETT LARGE CAP CORE.  1.35%          B         $124.81         --
EQ/LORD ABBETT LARGE CAP CORE.  1.45%          B         $123.85         --

EQ/MFS INTERNATIONAL GROWTH...  0.40%          B         $108.44         --
EQ/MFS INTERNATIONAL GROWTH...  0.50%          B         $164.13         --
EQ/MFS INTERNATIONAL GROWTH...  0.70%          B         $161.62          3
EQ/MFS INTERNATIONAL GROWTH...  0.80%          B         $193.60         --
EQ/MFS INTERNATIONAL GROWTH...  0.90%          B         $159.14         34
EQ/MFS INTERNATIONAL GROWTH...  0.95%          B         $158.53         24
EQ/MFS INTERNATIONAL GROWTH...  1.00%          B         $157.92          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-30

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                    UNITS
                             CONTRACT                            OUTSTANDING
                             CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                             -------- --------------- ---------- -----------
EQ/MFS INTERNATIONAL GROWTH.  1.10%          B         $156.70         11
EQ/MFS INTERNATIONAL GROWTH.  1.20%          B         $155.48         71
EQ/MFS INTERNATIONAL GROWTH.  1.25%          B         $ 96.02         25
EQ/MFS INTERNATIONAL GROWTH.  1.30%          B         $114.54          2
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $153.74         15
EQ/MFS INTERNATIONAL GROWTH.  1.34%          B         $153.80        343
EQ/MFS INTERNATIONAL GROWTH.  1.35%          B         $153.68         --
EQ/MFS INTERNATIONAL GROWTH.  1.45%          B         $152.49         --

EQ/MID CAP INDEX............  0.40%          B         $105.09         41
EQ/MID CAP INDEX............  0.50%          B         $144.65          1
EQ/MID CAP INDEX............  0.70%          B         $137.85          7
EQ/MID CAP INDEX............  0.80%          B         $224.39         --
EQ/MID CAP INDEX............  0.90%          B         $134.47         57
EQ/MID CAP INDEX............  0.95%          B         $133.63         93
EQ/MID CAP INDEX............  1.00%          B         $132.81         --
EQ/MID CAP INDEX............  1.10%          B         $131.16         27
EQ/MID CAP INDEX............  1.20%          B         $129.53        364
EQ/MID CAP INDEX............  1.25%          B         $ 88.82        110
EQ/MID CAP INDEX............  1.30%          B         $103.86          5
EQ/MID CAP INDEX............  1.34%          B         $127.28      1,961
EQ/MID CAP INDEX............  1.35%          B         $127.12          1
EQ/MID CAP INDEX............  1.45%          B         $125.54         --

EQ/MID CAP VALUE PLUS.......  0.50%          B         $189.37          2
EQ/MID CAP VALUE PLUS.......  0.70%          B         $149.90          6
EQ/MID CAP VALUE PLUS.......  0.90%          B         $145.59         35
EQ/MID CAP VALUE PLUS.......  0.90%          B         $180.17          6
EQ/MID CAP VALUE PLUS.......  0.95%          B         $182.70        100
EQ/MID CAP VALUE PLUS.......  1.00%          B         $143.48         --
EQ/MID CAP VALUE PLUS.......  1.10%          B         $141.40         11
EQ/MID CAP VALUE PLUS.......  1.20%          B         $138.90        247
EQ/MID CAP VALUE PLUS.......  1.20%          B         $139.33         25
EQ/MID CAP VALUE PLUS.......  1.25%          B         $ 88.97         25
EQ/MID CAP VALUE PLUS.......  1.30%          B         $101.94          9
EQ/MID CAP VALUE PLUS.......  1.34%          B         $172.23      2,072
EQ/MID CAP VALUE PLUS.......  1.35%          B         $136.30          8
EQ/MID CAP VALUE PLUS.......  1.45%          B         $133.91          1

EQ/MONEY MARKET^............  0.00%          A         $  1.00        391
EQ/MONEY MARKET.............  0.70%          A         $132.95          1
EQ/MONEY MARKET.............  0.74%          A         $ 46.76         29
EQ/MONEY MARKET.............  0.90%          A         $138.36         26
EQ/MONEY MARKET.............  1.20%          A         $127.87          1
EQ/MONEY MARKET.............  1.35%          A         $138.30        111
EQ/MONEY MARKET.............  1.35%          A         $138.97         18
EQ/MONEY MARKET.............  1.40%          A         $ 35.06      1,041
EQ/MONEY MARKET.............  1.45%          A         $115.36         --
EQ/MONEY MARKET^............  0.00%          B         $  1.00        338
EQ/MONEY MARKET^............  0.40%          B         $  1.00          8
EQ/MONEY MARKET.............  0.40%          B         $ 99.85          3
EQ/MONEY MARKET.............  0.50%          B         $116.29         --
EQ/MONEY MARKET.............  0.90%          B         $109.88         --
EQ/MONEY MARKET.............  0.90%          B         $121.47          1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-31

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                         UNITS
                                  CONTRACT                            OUTSTANDING
                                  CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                  -------- --------------- ---------- -----------
EQ/MONEY MARKET..................  0.95%          B         $115.76        139
EQ/MONEY MARKET..................  1.10%          B         $113.44         27
EQ/MONEY MARKET^.................  1.20%          B         $  1.00      1,722
EQ/MONEY MARKET..................  1.20%          B         $116.13         42
EQ/MONEY MARKET..................  1.25%          B         $ 97.37         73
EQ/MONEY MARKET..................  1.30%          B         $ 99.51          8

EQ/MONTAG & CALDWELL GROWTH......  0.40%          B         $ 99.99         --
EQ/MONTAG & CALDWELL GROWTH......  0.50%          B         $151.11         --
EQ/MONTAG & CALDWELL GROWTH......  0.70%          B         $148.63          1
EQ/MONTAG & CALDWELL GROWTH......  0.80%          B         $175.19         --
EQ/MONTAG & CALDWELL GROWTH......  0.90%          B         $146.18          8
EQ/MONTAG & CALDWELL GROWTH......  0.95%          B         $145.58         16
EQ/MONTAG & CALDWELL GROWTH......  1.00%          B         $144.98         --
EQ/MONTAG & CALDWELL GROWTH......  1.10%          B         $143.78          7
EQ/MONTAG & CALDWELL GROWTH......  1.20%          B         $142.58         34
EQ/MONTAG & CALDWELL GROWTH......  1.25%          B         $112.64         18
EQ/MONTAG & CALDWELL GROWTH......  1.30%          B         $124.19          2
EQ/MONTAG & CALDWELL GROWTH......  1.34%          B         $140.93        190
EQ/MONTAG & CALDWELL GROWTH......  1.35%          B         $140.81          1
EQ/MONTAG & CALDWELL GROWTH......  1.45%          B         $139.64         --

EQ/MORGAN STANLEY MID CAP GROWTH.  0.40%          B         $102.88         --
EQ/MORGAN STANLEY MID CAP GROWTH.  0.50%          B         $176.56          1
EQ/MORGAN STANLEY MID CAP GROWTH.  0.70%          B         $173.86          3
EQ/MORGAN STANLEY MID CAP GROWTH.  0.80%          B         $217.37         --
EQ/MORGAN STANLEY MID CAP GROWTH.  0.90%          B         $171.19         60
EQ/MORGAN STANLEY MID CAP GROWTH.  0.95%          B         $170.53         36
EQ/MORGAN STANLEY MID CAP GROWTH.  1.00%          B         $169.87          1
EQ/MORGAN STANLEY MID CAP GROWTH.  1.10%          B         $168.56         26
EQ/MORGAN STANLEY MID CAP GROWTH.  1.20%          B         $167.26        283
EQ/MORGAN STANLEY MID CAP GROWTH.  1.25%          B         $109.07        111
EQ/MORGAN STANLEY MID CAP GROWTH.  1.30%          B         $129.14          5
EQ/MORGAN STANLEY MID CAP GROWTH.  1.34%          B         $165.45        807
EQ/MORGAN STANLEY MID CAP GROWTH.  1.35%          B         $165.32          1
EQ/MORGAN STANLEY MID CAP GROWTH.  1.45%          B         $164.04         --

EQ/MUTUAL LARGE CAP EQUITY.......  0.50%          B         $100.20         --
EQ/MUTUAL LARGE CAP EQUITY.......  0.70%          B         $ 98.93         --
EQ/MUTUAL LARGE CAP EQUITY.......  0.90%          B         $ 97.68          6
EQ/MUTUAL LARGE CAP EQUITY.......  0.95%          B         $ 97.37         11
EQ/MUTUAL LARGE CAP EQUITY.......  1.00%          B         $ 97.06         --
EQ/MUTUAL LARGE CAP EQUITY.......  1.10%          B         $ 96.45          2
EQ/MUTUAL LARGE CAP EQUITY.......  1.20%          B         $ 95.83         36
EQ/MUTUAL LARGE CAP EQUITY.......  1.25%          B         $ 81.98          5
EQ/MUTUAL LARGE CAP EQUITY.......  1.30%          B         $ 92.22          9
EQ/MUTUAL LARGE CAP EQUITY.......  1.34%          B         $ 94.98        208
EQ/MUTUAL LARGE CAP EQUITY.......  1.45%          B         $ 94.31         --

EQ/OPPENHEIMER GLOBAL............  0.50%          B         $118.74          1
EQ/OPPENHEIMER GLOBAL............  0.70%          B         $117.24          3
EQ/OPPENHEIMER GLOBAL............  0.90%          B         $115.76          9
EQ/OPPENHEIMER GLOBAL............  0.95%          B         $115.39         23
EQ/OPPENHEIMER GLOBAL............  1.00%          B         $115.02         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-32

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/OPPENHEIMER GLOBAL.........  1.10%          B         $114.29        17
EQ/OPPENHEIMER GLOBAL.........  1.20%          B         $113.56       110
EQ/OPPENHEIMER GLOBAL.........  1.25%          B         $ 93.30        30
EQ/OPPENHEIMER GLOBAL.........  1.30%          B         $106.99         2
EQ/OPPENHEIMER GLOBAL.........  1.34%          B         $112.55       360
EQ/OPPENHEIMER GLOBAL.........  1.45%          B         $111.76        --

EQ/PIMCO ULTRA SHORT BOND.....  1.10%          A         $ 99.61         2
EQ/PIMCO ULTRA SHORT BOND.....  0.50%          B         $114.29         1
EQ/PIMCO ULTRA SHORT BOND.....  0.70%          B         $112.53         6
EQ/PIMCO ULTRA SHORT BOND.....  0.80%          B         $106.31        --
EQ/PIMCO ULTRA SHORT BOND.....  0.90%          B         $110.81        28
EQ/PIMCO ULTRA SHORT BOND.....  0.95%          B         $110.38       130
EQ/PIMCO ULTRA SHORT BOND.....  1.00%          B         $109.96        --
EQ/PIMCO ULTRA SHORT BOND.....  1.10%          B         $109.11        54
EQ/PIMCO ULTRA SHORT BOND.....  1.20%          B         $108.26       152
EQ/PIMCO ULTRA SHORT BOND.....  1.25%          B         $109.24        84
EQ/PIMCO ULTRA SHORT BOND.....  1.30%          B         $108.56         3
EQ/PIMCO ULTRA SHORT BOND.....  1.34%          B         $107.09       608
EQ/PIMCO ULTRA SHORT BOND.....  1.35%          B         $107.01        --
EQ/PIMCO ULTRA SHORT BOND.....  1.45%          B         $106.18        --

EQ/QUALITY BOND PLUS..........  0.70%          A         $169.08         1
EQ/QUALITY BOND PLUS..........  0.90%          A         $186.20        10
EQ/QUALITY BOND PLUS..........  1.20%          A         $164.93         3
EQ/QUALITY BOND PLUS..........  1.34%          A         $182.86       508
EQ/QUALITY BOND PLUS..........  1.35%          A         $192.64         4
EQ/QUALITY BOND PLUS..........  1.45%          A         $143.42        --
EQ/QUALITY BOND PLUS..........  0.50%          B         $149.02         1
EQ/QUALITY BOND PLUS..........  0.90%          B         $150.23         4
EQ/QUALITY BOND PLUS..........  0.95%          B         $147.68        71
EQ/QUALITY BOND PLUS..........  1.00%          B         $119.30        --
EQ/QUALITY BOND PLUS..........  1.10%          B         $144.72        13
EQ/QUALITY BOND PLUS..........  1.20%          B         $144.05        88
EQ/QUALITY BOND PLUS..........  1.25%          B         $106.39        27
EQ/QUALITY BOND PLUS..........  1.30%          B         $106.49         3

EQ/SMALL COMPANY INDEX........  0.40%          B         $104.81        41
EQ/SMALL COMPANY INDEX........  0.50%          B         $187.63        --
EQ/SMALL COMPANY INDEX........  0.70%          B         $183.49         4
EQ/SMALL COMPANY INDEX........  0.90%          B         $179.44        26
EQ/SMALL COMPANY INDEX........  0.95%          B         $178.44        32
EQ/SMALL COMPANY INDEX........  1.00%          B         $177.45        --
EQ/SMALL COMPANY INDEX........  1.10%          B         $175.48        12
EQ/SMALL COMPANY INDEX........  1.20%          B         $173.52       166
EQ/SMALL COMPANY INDEX........  1.25%          B         $ 98.42        65
EQ/SMALL COMPANY INDEX........  1.30%          B         $108.37         4
EQ/SMALL COMPANY INDEX........  1.34%          B         $170.81       804
EQ/SMALL COMPANY INDEX........  1.35%          B         $170.62         1
EQ/SMALL COMPANY INDEX........  1.45%          B         $168.71        --

EQ/T. ROWE PRICE GROWTH STOCK.  0.40%          B         $101.45        21
EQ/T. ROWE PRICE GROWTH STOCK.  0.50%          B         $128.20        --
EQ/T. ROWE PRICE GROWTH STOCK.  0.70%          B         $126.10         4

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-33

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                      UNITS
                               CONTRACT                            OUTSTANDING
                               CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                               -------- --------------- ---------- -----------
EQ/T. ROWE PRICE GROWTH STOCK.  0.80%          B         $196.63         --
EQ/T. ROWE PRICE GROWTH STOCK.  0.90%          B         $124.02         62
EQ/T. ROWE PRICE GROWTH STOCK.  0.95%          B         $123.51         50
EQ/T. ROWE PRICE GROWTH STOCK.  1.00%          B         $123.00          1
EQ/T. ROWE PRICE GROWTH STOCK.  1.10%          B         $121.98         23
EQ/T. ROWE PRICE GROWTH STOCK.  1.20%          B         $120.97        402
EQ/T. ROWE PRICE GROWTH STOCK.  1.25%          B         $102.62        126
EQ/T. ROWE PRICE GROWTH STOCK.  1.30%          B         $111.03          4
EQ/T. ROWE PRICE GROWTH STOCK.  1.34%          B         $119.57      1,029
EQ/T. ROWE PRICE GROWTH STOCK.  1.35%          B         $119.47          2
EQ/T. ROWE PRICE GROWTH STOCK.  1.45%          B         $118.48         --

EQ/TEMPLETON GLOBAL EQUITY....  0.50%          B         $ 97.17          1
EQ/TEMPLETON GLOBAL EQUITY....  0.70%          B         $ 95.94          1
EQ/TEMPLETON GLOBAL EQUITY....  0.90%          B         $ 94.73          8
EQ/TEMPLETON GLOBAL EQUITY....  0.95%          B         $ 94.43         15
EQ/TEMPLETON GLOBAL EQUITY....  1.00%          B         $ 94.13         --
EQ/TEMPLETON GLOBAL EQUITY....  1.10%          B         $ 93.53          6
EQ/TEMPLETON GLOBAL EQUITY....  1.20%          B         $ 92.93         87
EQ/TEMPLETON GLOBAL EQUITY....  1.25%          B         $ 79.93         12
EQ/TEMPLETON GLOBAL EQUITY....  1.30%          B         $ 89.50          9
EQ/TEMPLETON GLOBAL EQUITY....  1.34%          B         $ 92.10        240
EQ/TEMPLETON GLOBAL EQUITY....  1.45%          B         $ 91.46         --

EQ/UBS GROWTH & INCOME........  0.50%          B         $130.37         --
EQ/UBS GROWTH & INCOME........  0.70%          B         $128.23         --
EQ/UBS GROWTH & INCOME........  0.90%          B         $126.12          2
EQ/UBS GROWTH & INCOME........  0.95%          B         $125.60          9
EQ/UBS GROWTH & INCOME........  1.10%          B         $124.04          2
EQ/UBS GROWTH & INCOME........  1.20%          B         $123.01         28
EQ/UBS GROWTH & INCOME........  1.25%          B         $ 85.69         15
EQ/UBS GROWTH & INCOME........  1.30%          B         $ 94.85          2
EQ/UBS GROWTH & INCOME........  1.34%          B         $121.59        103
EQ/UBS GROWTH & INCOME........  1.45%          B         $120.48         --

EQ/VAN KAMPEN COMSTOCK........  0.50%          B         $123.90         --
EQ/VAN KAMPEN COMSTOCK........  0.70%          B         $122.00         --
EQ/VAN KAMPEN COMSTOCK........  0.90%          B         $120.13          5
EQ/VAN KAMPEN COMSTOCK........  0.95%          B         $119.67         17
EQ/VAN KAMPEN COMSTOCK........  1.00%          B         $119.21         --
EQ/VAN KAMPEN COMSTOCK........  1.10%          B         $118.28          4
EQ/VAN KAMPEN COMSTOCK........  1.20%          B         $117.37         16
EQ/VAN KAMPEN COMSTOCK........  1.25%          B         $ 92.01          6
EQ/VAN KAMPEN COMSTOCK........  1.30%          B         $100.52          1
EQ/VAN KAMPEN COMSTOCK........  1.34%          B         $116.10        180
EQ/VAN KAMPEN COMSTOCK........  1.35%          B         $116.01         --
EQ/VAN KAMPEN COMSTOCK........  1.45%          B         $115.11         --

EQ/WELLS FARGO OMEGA GROWTH...  0.50%          B         $131.92         --
EQ/WELLS FARGO OMEGA GROWTH...  0.70%          B         $132.88          6
EQ/WELLS FARGO OMEGA GROWTH...  0.90%          B         $129.35         20
EQ/WELLS FARGO OMEGA GROWTH...  0.95%          B         $128.48         61
EQ/WELLS FARGO OMEGA GROWTH...  1.10%          B         $125.90         24
EQ/WELLS FARGO OMEGA GROWTH...  1.20%          B         $124.21        120

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-34

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                UNITS
                                         CONTRACT                            OUTSTANDING
                                         CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                         -------- --------------- ---------- -----------
EQ/WELLS FARGO OMEGA GROWTH.............  1.25%          B         $125.95        58
EQ/WELLS FARGO OMEGA GROWTH.............  1.30%          B         $144.14         2
EQ/WELLS FARGO OMEGA GROWTH.............  1.34%          B         $121.88       775
EQ/WELLS FARGO OMEGA GROWTH.............  1.35%          B         $121.71         1
EQ/WELLS FARGO OMEGA GROWTH.............  1.45%          B         $120.07        --

FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.50%   SERVICE CLASS 2  $118.93        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $118.28        --
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.70%   SERVICE CLASS 2  $131.17         1
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $117.64         8
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.90%   SERVICE CLASS 2  $130.55        16
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  0.95%   SERVICE CLASS 2  $130.40        22
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.00%   SERVICE CLASS 2  $117.32         3
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.10%   SERVICE CLASS 2  $117.00        18
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $116.69       359
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.20%   SERVICE CLASS 2  $129.63        32
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.25%   SERVICE CLASS 2  $129.48        99
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.34%   SERVICE CLASS 2  $129.21       498
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO.  1.45%   SERVICE CLASS 2  $102.76        --

FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.50%   SERVICE CLASS 2  $120.35         2
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  0.90%   SERVICE CLASS 2  $119.05         1
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.00%   SERVICE CLASS 2  $118.73        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.10%   SERVICE CLASS 2  $118.41        --
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO.  1.20%   SERVICE CLASS 2  $118.08        14

FIDELITY(R) VIP MID CAP PORTFOLIO.......  0.90%   SERVICE CLASS 2  $112.97        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.00%   SERVICE CLASS 2  $112.66        --
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.10%   SERVICE CLASS 2  $112.36         1
FIDELITY(R) VIP MID CAP PORTFOLIO.......  1.20%   SERVICE CLASS 2  $112.05        66

GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.50%   SERVICE SHARES   $118.14         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $101.37        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.70%   SERVICE SHARES   $117.50        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.80%   SERVICE SHARES   $117.18        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $101.04         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.90%   SERVICE SHARES   $116.87         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  0.95%   SERVICE SHARES   $100.96         5
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.00%   SERVICE SHARES   $116.55        --
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.10%   SERVICE SHARES   $116.23         3
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $100.54         1
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.20%   SERVICE SHARES   $115.92        26
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.25%   SERVICE SHARES   $100.46         9
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.34%   SERVICE SHARES   $100.31        57
GOLDMAN SACHS VIT MID CAP VALUE FUND....  1.45%   SERVICE SHARES   $100.12        --

INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.50%      SERIES II     $107.78         1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.80%      SERIES II     $106.91        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  0.90%      SERIES II     $106.62        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.00%      SERIES II     $106.33        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.10%      SERIES II     $106.04        --
INVESCO V.I. DIVERSIFIED DIVIDEND FUND..  1.20%      SERIES II     $105.75         6

INVESCO V.I. GLOBAL REAL ESTATE FUND....  0.50%      SERIES II     $131.22         2
INVESCO V.I. GLOBAL REAL ESTATE FUND....  0.70%      SERIES II     $128.69         5
INVESCO V.I. GLOBAL REAL ESTATE FUND....  0.80%      SERIES II     $130.15        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-35

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                               UNITS
                                        CONTRACT                            OUTSTANDING
                                        CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                        -------- --------------- ---------- -----------
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $128.08         7
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.90%      SERIES II     $129.80         1
INVESCO V.I. GLOBAL REAL ESTATE FUND...  0.95%      SERIES II     $127.93        12
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.00%      SERIES II     $129.45        --
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.10%      SERIES II     $129.10         8
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $127.18         4
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.20%      SERIES II     $128.75        54
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.25%      SERIES II     $127.03        14
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.34%      SERIES II     $126.76       130
INVESCO V.I. GLOBAL REAL ESTATE FUND...  1.45%      SERIES II     $110.37        --

INVESCO V.I. HIGH YIELD FUND...........  0.50%      SERIES II     $111.14         1
INVESCO V.I. HIGH YIELD FUND...........  0.70%      SERIES II     $110.78        --
INVESCO V.I. HIGH YIELD FUND...........  0.90%      SERIES II     $110.41         3
INVESCO V.I. HIGH YIELD FUND...........  0.95%      SERIES II     $110.32         6
INVESCO V.I. HIGH YIELD FUND...........  1.00%      SERIES II     $110.23        --
INVESCO V.I. HIGH YIELD FUND...........  1.10%      SERIES II     $110.05         4
INVESCO V.I. HIGH YIELD FUND...........  1.20%      SERIES II     $109.87        28
INVESCO V.I. HIGH YIELD FUND...........  1.25%      SERIES II     $109.77        21
INVESCO V.I. HIGH YIELD FUND...........  1.34%      SERIES II     $109.61        52

INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.50%      SERIES II     $116.77        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.70%      SERIES II     $ 99.75         1
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $ 99.42         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.90%      SERIES II     $115.51         2
INVESCO V.I. INTERNATIONAL GROWTH FUND.  0.95%      SERIES II     $ 99.33         7
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.00%      SERIES II     $115.20        --
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.10%      SERIES II     $114.88         4
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $ 98.92         2
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.20%      SERIES II     $114.57        69
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.25%      SERIES II     $ 98.84         6
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.34%      SERIES II     $ 98.69        88
INVESCO V.I. INTERNATIONAL GROWTH FUND.  1.45%      SERIES II     $ 98.51        --

INVESCO V.I. MID CAP CORE EQUITY FUND..  0.50%      SERIES II     $107.28        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.70%      SERIES II     $117.17        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $106.12        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.90%      SERIES II     $116.62         2
INVESCO V.I. MID CAP CORE EQUITY FUND..  0.95%      SERIES II     $116.49         3
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.00%      SERIES II     $105.83        --
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.10%      SERIES II     $105.55         3
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.20%      SERIES II     $105.26        18
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.20%      SERIES II     $115.80         5
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.25%      SERIES II     $115.67         7
INVESCO V.I. MID CAP CORE EQUITY FUND..  1.34%      SERIES II     $115.42        47

INVESCO V.I. SMALL CAP EQUITY FUND.....  0.50%      SERIES II     $121.56        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.70%      SERIES II     $138.24        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.80%      SERIES II     $120.58        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.90%      SERIES II     $120.25        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.90%      SERIES II     $137.59         1
INVESCO V.I. SMALL CAP EQUITY FUND.....  0.95%      SERIES II     $137.43         1
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.00%      SERIES II     $119.93        --
INVESCO V.I. SMALL CAP EQUITY FUND.....  1.10%      SERIES II     $119.60         1

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-36

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
INVESCO V.I. SMALL CAP EQUITY FUND.  1.20%      SERIES II     $119.27        10
INVESCO V.I. SMALL CAP EQUITY FUND.  1.20%      SERIES II     $136.63         1
INVESCO V.I. SMALL CAP EQUITY FUND.  1.25%      SERIES II     $136.47         3
INVESCO V.I. SMALL CAP EQUITY FUND.  1.34%      SERIES II     $136.18        18

IVY FUNDS VIP ENERGY...............  0.40%    COMMON SHARES   $100.32        --
IVY FUNDS VIP ENERGY...............  0.50%    COMMON SHARES   $104.10         1
IVY FUNDS VIP ENERGY...............  0.70%    COMMON SHARES   $117.08        --
IVY FUNDS VIP ENERGY...............  0.90%    COMMON SHARES   $102.98         1
IVY FUNDS VIP ENERGY...............  0.90%    COMMON SHARES   $116.53         5
IVY FUNDS VIP ENERGY...............  0.95%    COMMON SHARES   $116.39         9
IVY FUNDS VIP ENERGY...............  1.00%    COMMON SHARES   $102.70        --
IVY FUNDS VIP ENERGY...............  1.10%    COMMON SHARES   $102.42         6
IVY FUNDS VIP ENERGY...............  1.20%    COMMON SHARES   $102.14        49
IVY FUNDS VIP ENERGY...............  1.20%    COMMON SHARES   $115.71        14
IVY FUNDS VIP ENERGY...............  1.25%    COMMON SHARES   $115.57        11
IVY FUNDS VIP ENERGY...............  1.34%    COMMON SHARES   $115.33        99
IVY FUNDS VIP ENERGY...............  1.45%    COMMON SHARES   $ 86.77        --

IVY FUNDS VIP HIGH INCOME..........  0.50%    COMMON SHARES   $131.69         1
IVY FUNDS VIP HIGH INCOME..........  0.70%    COMMON SHARES   $131.08         1
IVY FUNDS VIP HIGH INCOME..........  0.80%    COMMON SHARES   $130.77        --
IVY FUNDS VIP HIGH INCOME..........  0.90%    COMMON SHARES   $130.46        18
IVY FUNDS VIP HIGH INCOME..........  0.95%    COMMON SHARES   $130.31        47
IVY FUNDS VIP HIGH INCOME..........  1.00%    COMMON SHARES   $130.16         1
IVY FUNDS VIP HIGH INCOME..........  1.10%    COMMON SHARES   $129.85        21
IVY FUNDS VIP HIGH INCOME..........  1.20%    COMMON SHARES   $129.55       152
IVY FUNDS VIP HIGH INCOME..........  1.25%    COMMON SHARES   $129.39        93
IVY FUNDS VIP HIGH INCOME..........  1.34%    COMMON SHARES   $129.12       349
IVY FUNDS VIP HIGH INCOME..........  1.45%    COMMON SHARES   $114.86        --

IVY FUNDS VIP MID CAP GROWTH.......  0.50%    COMMON SHARES   $101.88        --
IVY FUNDS VIP MID CAP GROWTH.......  0.70%    COMMON SHARES   $101.55        --
IVY FUNDS VIP MID CAP GROWTH.......  0.80%    COMMON SHARES   $101.38        --
IVY FUNDS VIP MID CAP GROWTH.......  0.90%    COMMON SHARES   $101.21         6
IVY FUNDS VIP MID CAP GROWTH.......  0.95%    COMMON SHARES   $101.13        10
IVY FUNDS VIP MID CAP GROWTH.......  1.00%    COMMON SHARES   $101.04        --
IVY FUNDS VIP MID CAP GROWTH.......  1.10%    COMMON SHARES   $100.88         5
IVY FUNDS VIP MID CAP GROWTH.......  1.20%    COMMON SHARES   $100.71        61
IVY FUNDS VIP MID CAP GROWTH.......  1.25%    COMMON SHARES   $100.63        14
IVY FUNDS VIP MID CAP GROWTH.......  1.34%    COMMON SHARES   $100.48       177
IVY FUNDS VIP MID CAP GROWTH.......  1.45%    COMMON SHARES   $100.29        --

IVY FUNDS VIP SMALL CAP GROWTH.....  0.70%    COMMON SHARES   $ 82.94        --
IVY FUNDS VIP SMALL CAP GROWTH.....  0.90%    COMMON SHARES   $ 82.67         1
IVY FUNDS VIP SMALL CAP GROWTH.....  0.90%    COMMON SHARES   $104.16        --
IVY FUNDS VIP SMALL CAP GROWTH.....  0.95%    COMMON SHARES   $ 82.60         2
IVY FUNDS VIP SMALL CAP GROWTH.....  1.00%    COMMON SHARES   $103.88        --
IVY FUNDS VIP SMALL CAP GROWTH.....  1.10%    COMMON SHARES   $103.60         1
IVY FUNDS VIP SMALL CAP GROWTH.....  1.20%    COMMON SHARES   $ 82.26         1
IVY FUNDS VIP SMALL CAP GROWTH.....  1.20%    COMMON SHARES   $103.32        21
IVY FUNDS VIP SMALL CAP GROWTH.....  1.25%    COMMON SHARES   $ 82.19         3
IVY FUNDS VIP SMALL CAP GROWTH.....  1.34%    COMMON SHARES   $ 82.07        31

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-37

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                            UNITS
                                                     CONTRACT                            OUTSTANDING
                                                     CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                     -------- --------------- ---------- -----------
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.50%   SERVICE SHARES   $112.62         1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.70%   SERVICE SHARES   $112.10         5
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.80%   SERVICE SHARES   $111.83        --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.90%   SERVICE SHARES   $111.57        23
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  0.95%   SERVICE SHARES   $111.44        35
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.00%   SERVICE SHARES   $111.31         1
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.10%   SERVICE SHARES   $111.05        21
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.20%   SERVICE SHARES   $110.79       228
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.25%   SERVICE SHARES   $110.66        40
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.34%   SERVICE SHARES   $110.42       473
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO.  1.45%   SERVICE SHARES   $ 98.77        --

MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.50%   SERVICE CLASS    $120.05         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $119.40        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.70%   SERVICE CLASS    $125.07         1
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.80%   SERVICE CLASS    $119.07        --
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $118.75         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.90%   SERVICE CLASS    $124.49        13
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  0.95%   SERVICE CLASS    $124.34        22
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.00%   SERVICE CLASS    $118.43         2
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.10%   SERVICE CLASS    $118.11         8
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $117.79       138
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.20%   SERVICE CLASS    $123.61        10
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.25%   SERVICE CLASS    $123.47        18
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.34%   SERVICE CLASS    $123.20       291
MFS(R) INTERNATIONAL VALUE PORTFOLIO................  1.45%   SERVICE CLASS    $104.22        --

MFS(R) INVESTORS GROWTH STOCK SERIES................  0.50%   SERVICE CLASS    $138.24        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.70%   SERVICE CLASS    $137.59        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.80%   SERVICE CLASS    $137.27        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.90%   SERVICE CLASS    $136.95         2
MFS(R) INVESTORS GROWTH STOCK SERIES................  0.95%   SERVICE CLASS    $136.79        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.00%   SERVICE CLASS    $136.63        --
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.10%   SERVICE CLASS    $136.31         1
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.20%   SERVICE CLASS    $135.98        16
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.25%   SERVICE CLASS    $135.82         3
MFS(R) INVESTORS GROWTH STOCK SERIES................  1.34%   SERVICE CLASS    $135.54        18

MFS(R) INVESTORS TRUST SERIES.......................  0.50%   SERVICE CLASS    $117.53        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $116.26        --
MFS(R) INVESTORS TRUST SERIES.......................  0.90%   SERVICE CLASS    $131.01         1
MFS(R) INVESTORS TRUST SERIES.......................  0.95%   SERVICE CLASS    $130.86         1
MFS(R) INVESTORS TRUST SERIES.......................  1.00%   SERVICE CLASS    $115.94        --
MFS(R) INVESTORS TRUST SERIES.......................  1.10%   SERVICE CLASS    $115.63         1
MFS(R) INVESTORS TRUST SERIES.......................  1.20%   SERVICE CLASS    $115.31        19
MFS(R) INVESTORS TRUST SERIES.......................  1.20%   SERVICE CLASS    $130.09         2
MFS(R) INVESTORS TRUST SERIES.......................  1.25%   SERVICE CLASS    $129.94         3
MFS(R) INVESTORS TRUST SERIES.......................  1.34%   SERVICE CLASS    $129.66        23

MFS(R) TECHNOLOGY PORTFOLIO.........................  0.50%   SERVICE CLASS    $136.46         1
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.70%   SERVICE CLASS    $135.82         2
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.80%   SERVICE CLASS    $135.50        --
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.90%   SERVICE CLASS    $135.19         3
MFS(R) TECHNOLOGY PORTFOLIO.........................  0.95%   SERVICE CLASS    $135.03         5

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-38

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                          UNITS
                                   CONTRACT                            OUTSTANDING
                                   CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                   -------- --------------- ---------- -----------
MFS(R) TECHNOLOGY PORTFOLIO.......  1.00%    SERVICE CLASS   $134.87         --
MFS(R) TECHNOLOGY PORTFOLIO.......  1.10%    SERVICE CLASS   $134.55          3
MFS(R) TECHNOLOGY PORTFOLIO.......  1.20%    SERVICE CLASS   $134.23         34
MFS(R) TECHNOLOGY PORTFOLIO.......  1.25%    SERVICE CLASS   $134.08          8
MFS(R) TECHNOLOGY PORTFOLIO.......  1.34%    SERVICE CLASS   $133.79         81
MFS(R) TECHNOLOGY PORTFOLIO.......  1.45%    SERVICE CLASS   $104.14         --

MFS(R) UTILITIES SERIES...........  0.40%    SERVICE CLASS   $104.12         --
MFS(R) UTILITIES SERIES...........  0.50%    SERVICE CLASS   $132.63         --
MFS(R) UTILITIES SERIES...........  0.70%    SERVICE CLASS   $132.01         --
MFS(R) UTILITIES SERIES...........  0.90%    SERVICE CLASS   $131.39          7
MFS(R) UTILITIES SERIES...........  0.95%    SERVICE CLASS   $131.24         14
MFS(R) UTILITIES SERIES...........  1.00%    SERVICE CLASS   $131.08         --
MFS(R) UTILITIES SERIES...........  1.10%    SERVICE CLASS   $130.77          7
MFS(R) UTILITIES SERIES...........  1.20%    SERVICE CLASS   $130.46         81
MFS(R) UTILITIES SERIES...........  1.25%    SERVICE CLASS   $130.31         23
MFS(R) UTILITIES SERIES...........  1.34%    SERVICE CLASS   $130.03        184
MFS(R) UTILITIES SERIES...........  1.45%    SERVICE CLASS   $105.89         --

MULTIMANAGER AGGRESSIVE EQUITY....  0.70%          A         $ 86.65         13
MULTIMANAGER AGGRESSIVE EQUITY***.  0.90%          A         $106.27         42
MULTIMANAGER AGGRESSIVE EQUITY....  0.90%          A         $106.28          3
MULTIMANAGER AGGRESSIVE EQUITY....  1.20%          A         $ 92.40         18
MULTIMANAGER AGGRESSIVE EQUITY***.  1.34%          A         $ 79.27      5,104
MULTIMANAGER AGGRESSIVE EQUITY....  1.35%          A         $135.77        649
MULTIMANAGER AGGRESSIVE EQUITY....  1.35%          A         $142.94         20
MULTIMANAGER AGGRESSIVE EQUITY....  1.45%          A         $ 74.76          4
MULTIMANAGER AGGRESSIVE EQUITY....  0.50%          B         $ 79.55         --
MULTIMANAGER AGGRESSIVE EQUITY***.  0.90%          B         $ 65.40         14
MULTIMANAGER AGGRESSIVE EQUITY....  0.90%          B         $ 78.58          3
MULTIMANAGER AGGRESSIVE EQUITY....  0.95%          B         $ 82.34         74
MULTIMANAGER AGGRESSIVE EQUITY....  1.00%          B         $154.94         --
MULTIMANAGER AGGRESSIVE EQUITY....  1.10%          B         $ 80.69          9
MULTIMANAGER AGGRESSIVE EQUITY....  1.20%          B         $ 74.98        147
MULTIMANAGER AGGRESSIVE EQUITY....  1.25%          B         $ 86.17         18
MULTIMANAGER AGGRESSIVE EQUITY....  1.30%          B         $ 99.75          3

MULTIMANAGER CORE BOND............  0.40%          B         $101.59         --
MULTIMANAGER CORE BOND............  0.50%          B         $162.84          1
MULTIMANAGER CORE BOND............  0.70%          B         $139.57         --
MULTIMANAGER CORE BOND............  0.70%          B         $159.27          2
MULTIMANAGER CORE BOND............  0.80%          B         $125.40         --
MULTIMANAGER CORE BOND............  0.90%          B         $155.78         16
MULTIMANAGER CORE BOND............  0.95%          B         $154.92        132
MULTIMANAGER CORE BOND............  1.00%          B         $154.07          1
MULTIMANAGER CORE BOND............  1.10%          B         $152.36         34
MULTIMANAGER CORE BOND............  1.20%          B         $150.67        154
MULTIMANAGER CORE BOND............  1.25%          B         $131.31        111
MULTIMANAGER CORE BOND............  1.30%          B         $129.97          6
MULTIMANAGER CORE BOND............  1.34%          B         $148.34        527
MULTIMANAGER CORE BOND............  1.35%          B         $148.18          1
MULTIMANAGER CORE BOND............  1.45%          B         $146.53         --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-39

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                           UNITS
                                    CONTRACT                            OUTSTANDING
                                    CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                    -------- --------------- ---------- -----------
MULTIMANAGER INTERNATIONAL EQUITY..  0.40%          B         $109.68        --
MULTIMANAGER INTERNATIONAL EQUITY..  0.50%          B         $136.60        --
MULTIMANAGER INTERNATIONAL EQUITY..  0.70%          B         $111.80        --
MULTIMANAGER INTERNATIONAL EQUITY..  0.70%          B         $133.60         2
MULTIMANAGER INTERNATIONAL EQUITY..  0.90%          B         $130.68        11
MULTIMANAGER INTERNATIONAL EQUITY..  0.95%          B         $129.95        37
MULTIMANAGER INTERNATIONAL EQUITY..  1.00%          B         $129.24        --
MULTIMANAGER INTERNATIONAL EQUITY..  1.10%          B         $127.80         4
MULTIMANAGER INTERNATIONAL EQUITY..  1.20%          B         $126.39        43
MULTIMANAGER INTERNATIONAL EQUITY..  1.25%          B         $ 67.14         9
MULTIMANAGER INTERNATIONAL EQUITY..  1.30%          B         $ 78.00         2
MULTIMANAGER INTERNATIONAL EQUITY..  1.34%          B         $124.43       320
MULTIMANAGER INTERNATIONAL EQUITY..  1.34%          B         $143.74        14
MULTIMANAGER INTERNATIONAL EQUITY..  1.35%          B         $124.29        --
MULTIMANAGER INTERNATIONAL EQUITY..  1.45%          B         $122.91        --

MULTIMANAGER LARGE CAP CORE EQUITY.  0.50%          B         $124.33        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.70%          B         $121.60        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.90%          B         $117.63        --
MULTIMANAGER LARGE CAP CORE EQUITY.  0.90%          B         $118.94         1
MULTIMANAGER LARGE CAP CORE EQUITY.  0.95%          B         $118.28         6
MULTIMANAGER LARGE CAP CORE EQUITY.  1.00%          B         $117.63        --
MULTIMANAGER LARGE CAP CORE EQUITY.  1.10%          B         $116.32         1
MULTIMANAGER LARGE CAP CORE EQUITY.  1.20%          B         $115.03        15
MULTIMANAGER LARGE CAP CORE EQUITY.  1.25%          B         $ 85.01         2
MULTIMANAGER LARGE CAP CORE EQUITY.  1.30%          B         $ 94.80         1
MULTIMANAGER LARGE CAP CORE EQUITY.  1.34%          B         $113.25        82
MULTIMANAGER LARGE CAP CORE EQUITY.  1.45%          B         $111.87        --

MULTIMANAGER LARGE CAP VALUE.......  0.50%          B         $143.09        --
MULTIMANAGER LARGE CAP VALUE.......  0.70%          B         $139.95         2
MULTIMANAGER LARGE CAP VALUE.......  0.90%          B         $136.88         4
MULTIMANAGER LARGE CAP VALUE.......  0.95%          B         $136.13        41
MULTIMANAGER LARGE CAP VALUE.......  1.10%          B         $133.88         5
MULTIMANAGER LARGE CAP VALUE.......  1.20%          B         $132.39        53
MULTIMANAGER LARGE CAP VALUE.......  1.25%          B         $ 84.17         9
MULTIMANAGER LARGE CAP VALUE.......  1.30%          B         $ 94.65         2
MULTIMANAGER LARGE CAP VALUE.......  1.34%          B         $130.34       252
MULTIMANAGER LARGE CAP VALUE.......  1.45%          B         $128.75        --

MULTIMANAGER MID CAP GROWTH........  0.50%          B         $133.71        --
MULTIMANAGER MID CAP GROWTH........  0.70%          B         $130.78         1
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $127.92         7
MULTIMANAGER MID CAP GROWTH........  0.90%          B         $139.38        --
MULTIMANAGER MID CAP GROWTH........  0.95%          B         $127.21        36
MULTIMANAGER MID CAP GROWTH........  1.00%          B         $126.51        --
MULTIMANAGER MID CAP GROWTH........  1.10%          B         $125.10         4
MULTIMANAGER MID CAP GROWTH........  1.20%          B         $123.72        52
MULTIMANAGER MID CAP GROWTH........  1.25%          B         $ 99.47         8
MULTIMANAGER MID CAP GROWTH........  1.30%          B         $115.40         2
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $121.80       394
MULTIMANAGER MID CAP GROWTH........  1.34%          B         $182.16         7
MULTIMANAGER MID CAP GROWTH........  1.35%          B         $121.67        --
MULTIMANAGER MID CAP GROWTH........  1.45%          B         $120.32        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-40

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                       UNITS
                                CONTRACT                            OUTSTANDING
                                CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                -------- --------------- ---------- -----------
MULTIMANAGER MID CAP VALUE.....  0.40%          B         $106.24        --
MULTIMANAGER MID CAP VALUE.....  0.50%          B         $162.17        --
MULTIMANAGER MID CAP VALUE.....  0.70%          B         $138.58        --
MULTIMANAGER MID CAP VALUE.....  0.70%          B         $158.62         1
MULTIMANAGER MID CAP VALUE.....  0.90%          B         $155.14         9
MULTIMANAGER MID CAP VALUE.....  0.95%          B         $154.28        33
MULTIMANAGER MID CAP VALUE.....  1.10%          B         $151.73         6
MULTIMANAGER MID CAP VALUE.....  1.20%          B         $150.05        41
MULTIMANAGER MID CAP VALUE.....  1.25%          B         $ 95.34        12
MULTIMANAGER MID CAP VALUE.....  1.30%          B         $109.52         2
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $147.73       278
MULTIMANAGER MID CAP VALUE.....  1.34%          B         $188.12         4
MULTIMANAGER MID CAP VALUE.....  1.45%          B         $145.92        --

MULTIMANAGER MULTI-SECTOR BOND.  0.70%          A         $119.15         2
MULTIMANAGER MULTI-SECTOR BOND.  0.90%          A         $154.67        16
MULTIMANAGER MULTI-SECTOR BOND.  1.20%          A         $128.85         5
MULTIMANAGER MULTI-SECTOR BOND.  1.34%          A         $170.12       492
MULTIMANAGER MULTI-SECTOR BOND.  1.35%          A         $181.29         4
MULTIMANAGER MULTI-SECTOR BOND.  1.45%          A         $ 99.32         1
MULTIMANAGER MULTI-SECTOR BOND.  0.50%          B         $133.36         2
MULTIMANAGER MULTI-SECTOR BOND.  0.70%          B         $124.44        --
MULTIMANAGER MULTI-SECTOR BOND.  0.80%          B         $128.22        --
MULTIMANAGER MULTI-SECTOR BOND.  0.90%          B         $104.45         4
MULTIMANAGER MULTI-SECTOR BOND.  0.95%          B         $120.33        85
MULTIMANAGER MULTI-SECTOR BOND.  1.00%          B         $140.56        --
MULTIMANAGER MULTI-SECTOR BOND.  1.10%          B         $117.92        15
MULTIMANAGER MULTI-SECTOR BOND.  1.20%          B         $ 99.60       138
MULTIMANAGER MULTI-SECTOR BOND.  1.25%          B         $ 92.86        49
MULTIMANAGER MULTI-SECTOR BOND.  1.30%          B         $ 96.76         7

MULTIMANAGER SMALL CAP GROWTH..  0.70%          B         $124.38         1
MULTIMANAGER SMALL CAP GROWTH..  0.80%          B         $188.20        --
MULTIMANAGER SMALL CAP GROWTH..  0.90%          B         $122.33         5
MULTIMANAGER SMALL CAP GROWTH..  0.95%          B         $121.83        20
MULTIMANAGER SMALL CAP GROWTH..  1.00%          B         $121.33        --
MULTIMANAGER SMALL CAP GROWTH..  1.10%          B         $120.32         3
MULTIMANAGER SMALL CAP GROWTH..  1.20%          B         $119.32        30
MULTIMANAGER SMALL CAP GROWTH..  1.25%          B         $ 80.94         5
MULTIMANAGER SMALL CAP GROWTH..  1.30%          B         $ 92.66         1
MULTIMANAGER SMALL CAP GROWTH..  1.34%          B         $117.21        13
MULTIMANAGER SMALL CAP GROWTH..  1.34%          B         $117.94       249
MULTIMANAGER SMALL CAP GROWTH..  1.35%          B         $117.84        --
MULTIMANAGER SMALL CAP GROWTH..  1.45%          B         $116.86        --

MULTIMANAGER SMALL CAP VALUE...  0.50%          B         $189.51         1
MULTIMANAGER SMALL CAP VALUE...  0.70%          B         $196.11         1
MULTIMANAGER SMALL CAP VALUE...  0.90%          B         $190.90        11
MULTIMANAGER SMALL CAP VALUE...  0.95%          B         $149.63        34
MULTIMANAGER SMALL CAP VALUE...  1.00%          B         $188.35        --
MULTIMANAGER SMALL CAP VALUE...  1.10%          B         $185.82         1
MULTIMANAGER SMALL CAP VALUE...  1.20%          B         $183.31        48
MULTIMANAGER SMALL CAP VALUE...  1.25%          B         $ 82.72         3
MULTIMANAGER SMALL CAP VALUE...  1.30%          B         $ 90.31        --

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-41

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)

DECEMBER 31, 2012

                                                                                              UNITS
                                                       CONTRACT                            OUTSTANDING
                                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                                       -------- --------------- ---------- -----------
MULTIMANAGER SMALL CAP VALUE..........................  1.34%          B         $178.36        18
MULTIMANAGER SMALL CAP VALUE..........................  1.34%          B         $179.88       511
MULTIMANAGER SMALL CAP VALUE..........................  1.35%          B         $179.63         1
MULTIMANAGER SMALL CAP VALUE..........................  1.45%          B         $138.95        --

MULTIMANAGER TECHNOLOGY...............................  0.50%          B         $135.22         1
MULTIMANAGER TECHNOLOGY...............................  0.70%          B         $132.25         7
MULTIMANAGER TECHNOLOGY...............................  0.70%          B         $150.06        --
MULTIMANAGER TECHNOLOGY...............................  0.90%          B         $129.35        12
MULTIMANAGER TECHNOLOGY...............................  0.95%          B         $128.64        39
MULTIMANAGER TECHNOLOGY...............................  1.00%          B         $127.93        --
MULTIMANAGER TECHNOLOGY...............................  1.10%          B         $126.51        10
MULTIMANAGER TECHNOLOGY...............................  1.20%          B         $125.11       123
MULTIMANAGER TECHNOLOGY...............................  1.25%          B         $103.86        19
MULTIMANAGER TECHNOLOGY...............................  1.30%          B         $122.00         3
MULTIMANAGER TECHNOLOGY...............................  1.34%          B         $123.17       698
MULTIMANAGER TECHNOLOGY***............................  1.34%          B         $191.22         4
MULTIMANAGER TECHNOLOGY...............................  1.35%          B         $123.04         2
MULTIMANAGER TECHNOLOGY...............................  1.45%          B         $121.67         1

OPPENHEIMER MAIN STREET FUND(R)/VA....................  0.50%    SERVICE CLASS   $123.06         1
OPPENHEIMER MAIN STREET FUND(R)/VA....................  1.20%    SERVICE CLASS   $120.74         3

PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.50%    ADVISOR CLASS   $119.10        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.70%    ADVISOR CLASS   $118.46        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  0.90%    ADVISOR CLASS   $117.82         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.00%    ADVISOR CLASS   $117.50        --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.10%    ADVISOR CLASS   $117.18         1
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R)
 STRATEGY PORTFOLIO...................................  1.20%    ADVISOR CLASS   $116.86        29

TARGET 2015 ALLOCATION................................  0.50%          B         $112.77        --
TARGET 2015 ALLOCATION................................  0.70%          B         $111.34         1
TARGET 2015 ALLOCATION................................  0.90%          B         $109.93        16
TARGET 2015 ALLOCATION................................  0.95%          B         $109.58         8
TARGET 2015 ALLOCATION................................  1.10%          B         $108.54         3
TARGET 2015 ALLOCATION................................  1.20%          B         $107.85        24
TARGET 2015 ALLOCATION................................  1.25%          B         $ 93.15        14
TARGET 2015 ALLOCATION................................  1.34%          B         $106.89       141
TARGET 2015 ALLOCATION................................  1.35%          B         $106.82         1

TARGET 2025 ALLOCATION................................  0.50%          B         $110.93        --
TARGET 2025 ALLOCATION................................  0.70%          B         $109.53         4
TARGET 2025 ALLOCATION................................  0.80%          B         $169.62        --
TARGET 2025 ALLOCATION................................  0.90%          B         $108.15        22
TARGET 2025 ALLOCATION................................  0.95%          B         $107.80        11
TARGET 2025 ALLOCATION................................  1.00%          B         $107.46        --
TARGET 2025 ALLOCATION................................  1.10%          B         $106.78        14
TARGET 2025 ALLOCATION................................  1.20%          B         $106.09        62
TARGET 2025 ALLOCATION................................  1.25%          B         $ 90.14         9

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-42

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF ASSETS AND LIABILITIES (CONCLUDED)

DECEMBER 31, 2012

                                                                              UNITS
                                       CONTRACT                            OUTSTANDING
                                       CHARGES*   SHARE CLASS** UNIT VALUE (000'S)/+/
                                       -------- --------------- ---------- -----------
TARGET 2025 ALLOCATION................  1.34%         B          $105.15       211
TARGET 2025 ALLOCATION................  1.35%         B          $105.08        --
TARGET 2025 ALLOCATION................  1.45%         B          $104.41        --

TARGET 2035 ALLOCATION................  0.50%         B          $109.83        --
TARGET 2035 ALLOCATION................  0.70%         B          $108.44         1
TARGET 2035 ALLOCATION................  0.90%         B          $107.07        15
TARGET 2035 ALLOCATION................  0.95%         B          $106.73         6
TARGET 2035 ALLOCATION................  1.00%         B          $106.39        --
TARGET 2035 ALLOCATION................  1.10%         B          $105.72        11
TARGET 2035 ALLOCATION................  1.20%         B          $105.04        58
TARGET 2035 ALLOCATION................  1.25%         B          $ 87.86         9
TARGET 2035 ALLOCATION................  1.34%         B          $104.11       195
TARGET 2035 ALLOCATION................  1.35%         B          $104.04        --
TARGET 2035 ALLOCATION................  1.45%         B          $103.37        --

TARGET 2045 ALLOCATION................  0.70%         B          $106.39        --
TARGET 2045 ALLOCATION................  0.90%         B          $105.04        11
TARGET 2045 ALLOCATION................  0.95%         B          $104.71         6
TARGET 2045 ALLOCATION................  1.00%         B          $104.38        --
TARGET 2045 ALLOCATION................  1.10%         B          $103.71         8
TARGET 2045 ALLOCATION................  1.20%         B          $103.05        47
TARGET 2045 ALLOCATION................  1.25%         B          $ 84.81         4
TARGET 2045 ALLOCATION................  1.34%         B          $102.13       137
TARGET 2045 ALLOCATION................  1.35%         B          $102.06        --
TARGET 2045 ALLOCATION................  1.45%         B          $101.41        --

TEMPLETON GLOBAL BOND SECURITIES FUND.  0.50%      CLASS 2       $118.35         1
TEMPLETON GLOBAL BOND SECURITIES FUND.  0.70%      CLASS 2       $117.70        --
TEMPLETON GLOBAL BOND SECURITIES FUND.  0.80%      CLASS 2       $117.39        --
TEMPLETON GLOBAL BOND SECURITIES FUND.  0.90%      CLASS 2       $117.07         2
TEMPLETON GLOBAL BOND SECURITIES FUND.  1.00%      CLASS 2       $116.75         1
TEMPLETON GLOBAL BOND SECURITIES FUND.  1.10%      CLASS 2       $116.43         1
TEMPLETON GLOBAL BOND SECURITIES FUND.  1.20%      CLASS 2       $116.12       130

VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.50%   CLASS S SHARES   $ 85.55         1
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.70%   CLASS S SHARES   $ 85.27        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.80%   CLASS S SHARES   $ 85.13        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.90%   CLASS S SHARES   $ 84.99         6
VAN ECK VIP GLOBAL HARD ASSETS FUND...  0.95%   CLASS S SHARES   $ 84.92         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.00%   CLASS S SHARES   $ 84.85        --
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.10%   CLASS S SHARES   $ 84.71         7
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.20%   CLASS S SHARES   $ 84.57        38
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.25%   CLASS S SHARES   $ 84.50        15
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.34%   CLASS S SHARES   $ 84.37        90
VAN ECK VIP GLOBAL HARD ASSETS FUND...  1.45%   CLASS S SHARES   $ 84.22        --

-----------
The accompanying notes are an integral part of these financial statements.
* Contract charges reflect the annual mortality, risk, financial accounting and other expenses related to the Variable Investment Options.
**Share class reflects the shares of the Portfolio that the Variable Investment
  Options invest in, as further described in Note 5 of these financial statements.
***In 2012, this Variable Investment Option exceeds the maximum expense limitation (See Note 7).
^ This Variable Investment Option is subject to a non-guaranteed fee waiver. If the total return on any given day is negative, the contract charges will be waived in its entirety. In 2012, the contract charges were 0.00%.
+ Variable Investment Options where Units Outstanding are less than 500 are denoted by a --.


                                    FSA-43

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                   ALL ASSET  AMERICAN CENTURY
                                                                   GROWTH-ALT VP MID CAP VALUE AXA AGGRESSIVE AXA BALANCED
                                                                      20*           FUND        ALLOCATION*    STRATEGY*
                                                                   ---------- ---------------- -------------- ------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts...................................... $  577,690     $ 51,281      $ 3,492,781    $  380,479
  Expenses:
   Asset-based charges............................................    423,323       30,575        5,011,898       556,251
                                                                   ----------     --------      -----------    ----------
   Net Expenses...................................................    423,323       30,575        5,011,898       556,251
                                                                   ----------     --------      -----------    ----------

NET INVESTMENT INCOME (LOSS)......................................    154,367       20,706       (1,519,117)     (175,772)
                                                                   ----------     --------      -----------    ----------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................    198,529       16,603        9,258,473       246,110
   Realized gain distribution from The Trusts.....................    889,573      111,546        5,437,944            --
                                                                   ----------     --------      -----------    ----------
  Net realized gain (loss)........................................  1,088,102      128,149       14,696,417       246,110
                                                                   ----------     --------      -----------    ----------

  Change in unrealized appreciation (depreciation) of investments.  1,866,134      198,500       33,150,613     2,678,525
                                                                   ----------     --------      -----------    ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............  2,954,236      326,649       47,847,030     2,924,635
                                                                   ----------     --------      -----------    ----------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS... $3,108,603     $347,355      $46,327,913    $2,748,863
                                                                   ==========     ========      ===========    ==========

                                                                   AXA CONSERVATIVE AXA CONSERVATIVE
                                                                     ALLOCATION*    GROWTH STRATEGY*
                                                                   ---------------- ----------------
INCOME AND EXPENSES:
  Investment Income:
   Dividends from The Trusts......................................    $1,029,333        $ 73,349
  Expenses:
   Asset-based charges............................................     1,509,855         103,553
                                                                      ----------        --------
   Net Expenses...................................................     1,509,855         103,553
                                                                      ----------        --------

NET INVESTMENT INCOME (LOSS)......................................      (480,522)        (30,204)
                                                                      ----------        --------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
   Realized gain (loss) on investments............................      (336,658)         88,394
   Realized gain distribution from The Trusts.....................     1,686,838              --
                                                                      ----------        --------
  Net realized gain (loss)........................................     1,350,180          88,394
                                                                      ----------        --------

  Change in unrealized appreciation (depreciation) of investments.     2,958,199         337,483
                                                                      ----------        --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS............     4,308,379         425,877
                                                                      ----------        --------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS...    $3,827,857        $395,673
                                                                      ==========        ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-44

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                AXA CONSERVATIVE AXA CONSERVATIVE- AXA GROWTH AXA MODERATE      AXA MODERATE
                                   STRATEGY*     PLUS ALLOCATION*  STRATEGY*  ALLOCATION*   GROWTH STRATEGY*/(1)/
                                ---------------- ----------------- ---------- ------------  --------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...     $ 32,529        $ 1,448,246     $  9,124  $ 12,309,235        $17,184
 Expenses:
   Asset-based charges.........       41,888          2,184,430       14,474    21,875,798          7,636
   Less: Reduction for
    expense limitation.........           --                 --           --    (7,142,768)            --
                                    --------        -----------     --------  ------------        -------
   Net Expenses................       41,888          2,184,430       14,474    14,733,030          7,636
                                    --------        -----------     --------  ------------        -------

NET INVESTMENT INCOME (LOSS)...       (9,359)          (736,184)      (5,350)   (2,423,795)         9,548
                                    --------        -----------     --------  ------------        -------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................       23,055          2,194,961       12,394   (16,625,549)        12,453
   Realized gain distribution
    from The Trusts............           --          2,440,483           --    18,346,255             --
                                    --------        -----------     --------  ------------        -------
 Net realized gain (loss)......       23,055          4,635,444       12,394     1,720,706         12,453
                                    --------        -----------     --------  ------------        -------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................       83,831          6,032,702      115,828   118,284,296         23,176
                                    --------        -----------     --------  ------------        -------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....      106,886         10,668,146      128,222   120,005,002         35,629
                                    --------        -----------     --------  ------------        -------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................     $ 97,527        $ 9,931,962     $122,872  $117,581,207        $45,177
                                    ========        ===========     ========  ============        =======

                                 AXA MODERATE-
                                PLUS ALLOCATION*
                                ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...   $  6,964,135
 Expenses:
   Asset-based charges.........     10,949,701
   Less: Reduction for
    expense limitation.........             --
                                  ------------
   Net Expenses................     10,949,701
                                  ------------

NET INVESTMENT INCOME (LOSS)...     (3,985,566)
                                  ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................    (11,132,487)
   Realized gain distribution
    from The Trusts............     13,627,355
                                  ------------
 Net realized gain (loss)......      2,494,868
                                  ------------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................     83,311,021
                                  ------------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....     85,805,889
                                  ------------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $ 81,820,323
                                  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-45

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                       EQ/ALLIANCEBERNSTEIN
                                                                         AXA TACTICAL        DYNAMIC
                                AXA TACTICAL AXA TACTICAL AXA TACTICAL     MANAGER      WEALTH STRATEGIES   EQ/ALLIANCEBERNSTEIN
                                MANAGER 400* MANAGER 500* MANAGER 2000* INTERNATIONAL*   PORTFOLIO*/(1)/     SMALL CAP GROWTH*
                                ------------ ------------ ------------- -------------- -------------------- --------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts...   $  6,653     $ 31,640     $  5,462      $  25,459          $ 5,240            $   651,679
 Expenses:
   Asset-based charges.........     36,105       58,683       19,105         48,548            5,091              3,961,372
                                  --------     --------     --------      ---------          -------            -----------
   Net Expenses................     36,105       58,683       19,105         48,548            5,091              3,961,372
                                  --------     --------     --------      ---------          -------            -----------

NET INVESTMENT INCOME (LOSS)...    (29,452)     (27,043)     (13,643)       (23,089)             149             (3,309,693)
                                  --------     --------     --------      ---------          -------            -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments................    (99,421)     166,894       18,649       (194,178)           3,782             12,399,814
   Realized gain distribution
    from The Trusts............     24,299       72,149       22,092             --            5,778             17,565,055
                                  --------     --------     --------      ---------          -------            -----------
 Net realized gain (loss)......    (75,122)     239,043       40,741       (194,178)           9,560             29,964,869
                                  --------     --------     --------      ---------          -------            -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments.................    498,667      370,759      178,864        767,834           20,823             13,162,841
                                  --------     --------     --------      ---------          -------            -----------

NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS....    423,545      609,802      219,605        573,656           30,383             43,127,710
                                  --------     --------     --------      ---------          -------            -----------

NET INCREASE (DECREASE) IN
 NET ASSETS RESULTING FROM
 OPERATIONS....................   $394,093     $582,759     $205,962      $ 550,567          $30,532            $39,818,017
                                  ========     ========     ========      =========          =======            ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.
/(1)/Refer to the Statement of Changes in Net Assets for details on commencement of operations.

                                    FSA-46

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                     EQ/AXA FRANKLIN EQ/BLACKROCK    EQ/BOSTON     EQ/CALVERT   EQ/CAPITAL
                                     SMALL CAP VALUE BASIC VALUE  ADVISORS EQUITY   SOCIALLY     GUARDIAN   EQ/COMMON STOCK
                                          CORE*        EQUITY*        INCOME*     RESPONSIBLE*  RESEARCH*       INDEX*
                                     --------------- ------------ --------------- ------------ -----------  ---------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........   $  102,533    $ 7,030,136    $1,312,077     $  262,158  $ 1,489,910   $ 30,865,365
 Expenses:
   Asset-based charges..............      183,937      5,693,819       805,464        339,358    2,137,431     28,713,568
   Less: Reduction for expense
    limitation......................           --             --            --             --           --     (5,669,278)
                                       ----------    -----------    ----------     ----------  -----------   ------------
   Net Expenses.....................      183,937      5,693,819       805,464        339,358    2,137,431     23,044,290
                                       ----------    -----------    ----------     ----------  -----------   ------------

NET INVESTMENT INCOME (LOSS)........      (81,404)     1,336,317       506,613        (77,200)    (647,521)     7,821,075
                                       ----------    -----------    ----------     ----------  -----------   ------------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................      577,638     (8,311,293)    3,773,680       (252,419)    (566,978)    (2,853,747)
   Realized gain distribution from
    The Trusts......................           --             --       794,244             --           --             --
                                       ----------    -----------    ----------     ----------  -----------   ------------
 Net realized gain (loss)...........      577,638     (8,311,293)    4,567,924       (252,419)    (566,978)    (2,853,747)
                                       ----------    -----------    ----------     ----------  -----------   ------------

 Change in unrealized appreciation
   (depreciation) of investments....    1,543,107     56,328,176     4,149,246      3,916,392   25,315,504    261,721,619
                                       ----------    -----------    ----------     ----------  -----------   ------------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............    2,120,745     48,016,883     8,717,170      3,663,973   24,748,526    258,867,872
                                       ----------    -----------    ----------     ----------  -----------   ------------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $2,039,341    $49,353,200    $9,223,783     $3,586,773  $24,101,005   $266,688,947
                                       ==========    ===========    ==========     ==========  ===========   ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-47

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                                            EQ/FRANKLIN
                                       EQ/CORE   EQ/DAVIS NEW YORK  EQ/EQUITY    EQ/EQUITY    EQ/FRANKLIN    TEMPLETON
                                     BOND INDEX*     VENTURE*       500 INDEX*  GROWTH PLUS* CORE BALANCED* ALLOCATION*
                                     ----------- ----------------- ------------ ------------ -------------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........ $1,750,214     $  230,133     $ 13,872,397 $ 1,996,020    $2,216,492   $  894,977
 Expenses:
   Asset-based charges..............  1,542,608        340,219       10,736,692   4,267,139       927,654      635,667
                                     ----------     ----------     ------------ -----------    ----------   ----------
   Net Expenses.....................  1,542,608        340,219       10,736,692   4,267,139       927,654      635,667
                                     ----------     ----------     ------------ -----------    ----------   ----------

NET INVESTMENT INCOME (LOSS)........    207,606       (110,086)       3,135,705  (2,271,119)    1,288,838      259,310
                                     ----------     ----------     ------------ -----------    ----------   ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................   (309,555)     1,331,911       17,245,088  (2,631,241)    3,483,263    2,034,742
   Realized gain distribution from
    The Trusts......................         --             --          349,340          --            --           --
                                     ----------     ----------     ------------ -----------    ----------   ----------
 Net realized gain (loss)...........   (309,555)     1,331,911       17,594,428  (2,631,241)    3,483,263    2,034,742
                                     ----------     ----------     ------------ -----------    ----------   ----------

 Change in unrealized appreciation
   (depreciation) of investments....  2,366,021      1,418,686       83,075,715  44,087,585     1,935,083    3,822,764
                                     ----------     ----------     ------------ -----------    ----------   ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............  2,056,466      2,750,597      100,670,143  41,456,344     5,418,346    5,857,506
                                     ----------     ----------     ------------ -----------    ----------   ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $2,264,072     $2,640,511     $103,805,848 $39,185,225    $6,707,184   $6,116,816
                                     ==========     ==========     ============ ===========    ==========   ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-48

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                           EQ/GAMCOSMALL
                         EQ/GAMCO MERGERS     COMPANY    EQ/GLOBAL BOND EQ/GLOBAL MULTI- EQ/INTERMEDIATE  EQ/INTERNATIONAL
                         AND ACQUISITIONS*    VALUE*         PLUS*       SECTOR EQUITY*  GOVERNMENT BOND*    CORE PLUS*
                         ----------------- ------------- -------------- ---------------- ---------------- ----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The
    Trusts..............    $       --      $ 5,415,282   $ 1,233,843     $ 5,300,886       $  216,384      $ 1,796,178
 Expenses:
   Asset-based charges..       248,519        5,327,352     1,074,138       4,825,393        1,165,833        1,574,635
   Less: Reduction
    for expense
    limitation..........            --               --            --              --          (11,342)              --
                            ----------      -----------   -----------     -----------       ----------      -----------
   Net Expenses.........       248,519        5,327,352     1,074,138       4,825,393        1,154,491        1,574,635
                            ----------      -----------   -----------     -----------       ----------      -----------

NET INVESTMENT INCOME
 (LOSS).................      (248,519)          87,930       159,705         475,493         (938,107)         221,543
                            ----------      -----------   -----------     -----------       ----------      -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain
    (loss) on
    investments.........       521,244       33,726,871     1,233,003      25,359,247          733,161          930,442
   Realized gain
    distribution from
    The Trusts..........       433,293       11,531,274     3,243,451              --          332,311               --
                            ----------      -----------   -----------     -----------       ----------      -----------
 Net realized gain
   (loss)...............       954,537       45,258,145     4,476,454      25,359,247        1,065,472          930,442
                            ----------      -----------   -----------     -----------       ----------      -----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments..........        47,859       16,868,250    (2,575,551)     27,635,835         (383,986)      15,922,231
                            ----------      -----------   -----------     -----------       ----------      -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..     1,002,396       62,126,395     1,900,903      52,995,082          681,486       16,852,673
                            ----------      -----------   -----------     -----------       ----------      -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS........    $  753,877      $62,214,325   $ 2,060,608     $53,470,575       $ (256,621)     $17,074,216
                            ==========      ===========   ===========     ===========       ==========      ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-49

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                        EQ/JPMORGAN
                                     EQ/INTERNATIONAL EQ/INTERNATIONAL     VALUE         EQ/LARGE    EQ/LARGE CAP  EQ/LARGE CAP
                                      EQUITY INDEX*     VALUE PLUS*    OPPORTUNITIES* CAP CORE PLUS* GROWTH INDEX* GROWTH PLUS*
                                     ---------------- ---------------- -------------- -------------- ------------- ------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........   $ 11,819,341     $  3,664,476     $  432,838     $  151,300    $ 1,606,990  $ 1,344,478
 Expenses:
   Asset-based charges..............      5,191,542        2,617,966        589,882        178,209      1,695,779    3,133,233
                                       ------------     ------------     ----------     ----------    -----------  -----------
   Net Expenses.....................      5,191,542        2,617,966        589,882        178,209      1,695,779    3,133,233
                                       ------------     ------------     ----------     ----------    -----------  -----------

NET INVESTMENT INCOME (LOSS)........      6,627,799        1,046,510       (157,044)       (26,909)       (88,789)  (1,788,755)
                                       ------------     ------------     ----------     ----------    -----------  -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................    (27,411,288)     (18,807,398)      (365,247)       696,962      4,588,063   10,425,351
   Realized gain distribution from
    The Trusts......................             --               --             --      1,036,019             --           --
                                       ------------     ------------     ----------     ----------    -----------  -----------
 Net realized gain (loss)...........    (27,411,288)     (18,807,398)      (365,247)     1,732,981      4,588,063   10,425,351
                                       ------------     ------------     ----------     ----------    -----------  -----------

 Change in unrealized appreciation
   (depreciation) of investments....     75,777,376       48,061,208      6,631,487         49,355     11,202,753   18,650,217
                                       ------------     ------------     ----------     ----------    -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............     48,366,088       29,253,810      6,266,240      1,782,336     15,790,816   29,075,568
                                       ------------     ------------     ----------     ----------    -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...   $ 54,993,887     $ 30,300,320     $6,109,196     $1,755,427    $15,702,027  $27,286,813
                                       ============     ============     ==========     ==========    ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-50

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                   EQ/MFS
                                     EQ/LARGE CAP EQ/LARGE CAP  EQ/LORD ABBETT  INTERNATIONAL  EQ/MID CAP  EQ/MID CAP
                                     VALUE INDEX* VALUE PLUS*   LARGE CAP CORE*    GROWTH*       INDEX*    VALUE PLUS*
                                     ------------ ------------  --------------- ------------- -----------  -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........  $  777,014  $ 11,089,701    $  452,442     $   735,026  $ 3,211,351  $ 5,062,030
 Expenses:
   Asset-based charges..............     491,187     9,373,009       520,774         917,370    4,190,626    5,499,112
                                      ----------  ------------    ----------     -----------  -----------  -----------
   Net Expenses.....................     491,187     9,373,009       520,774         917,370    4,190,626    5,499,112
                                      ----------  ------------    ----------     -----------  -----------  -----------

NET INVESTMENT INCOME (LOSS)........     285,827     1,716,692       (68,332)       (182,344)    (979,275)    (437,082)
                                      ----------  ------------    ----------     -----------  -----------  -----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................   2,324,897   (58,332,902)    1,493,647       1,590,786   (2,334,603)  (2,141,118)
                                      ----------  ------------    ----------     -----------  -----------  -----------
 Net realized gain (loss)...........   2,324,897   (58,332,902)    1,493,647       1,590,786   (2,334,603)  (2,141,118)
                                      ----------  ------------    ----------     -----------  -----------  -----------

 Change in unrealized appreciation
   (depreciation) of investments....   2,711,222   152,399,937     3,890,413      10,431,662   49,751,851   68,424,769
                                      ----------  ------------    ----------     -----------  -----------  -----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   5,036,119    94,067,035     5,384,060      12,022,448   47,417,248   66,283,651
                                      ----------  ------------    ----------     -----------  -----------  -----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $5,321,946  $ 95,783,727    $5,315,728     $11,840,104  $46,437,973  $65,846,569
                                      ==========  ============    ==========     ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-51

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                      EQ/MORGAN    EQ/MUTUAL
                                       EQ/MONEY     EQ/MONTAG &    STANLEY MID CAP LARGE CAP  EQ/OPPENHEIMER EQ/PIMCO ULTRA
                                       MARKET*    CALDWELL GROWTH*     GROWTH*      EQUITY*      GLOBAL*      SHORT BOND*
                                     -----------  ---------------- --------------- ---------- -------------- --------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........ $        --     $  333,631      $ 1,011,910   $  359,341   $  494,324     $  649,064
 Expenses:
   Asset-based charges..............   1,209,261        507,765        2,715,723      346,408      715,483      1,481,027
                                     -----------     ----------      -----------   ----------   ----------     ----------
   Net Expenses.....................   1,209,261        507,765        2,715,723      346,408      715,483      1,481,027
                                     -----------     ----------      -----------   ----------   ----------     ----------

NET INVESTMENT INCOME (LOSS)........  (1,209,261)      (174,134)      (1,703,813)      12,933     (221,159)      (831,963)
                                     -----------     ----------      -----------   ----------   ----------     ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................      (4,881)     2,650,762        6,157,937      758,304    1,418,001         87,758
   Realized gain distribution from
    The Trusts......................          --             --        3,545,310           --           --             --
                                     -----------     ----------      -----------   ----------   ----------     ----------
 Net realized gain (loss)...........      (4,881)     2,650,762        9,703,247      758,304    1,418,001         87,758
                                     -----------     ----------      -----------   ----------   ----------     ----------

 Change in unrealized appreciation
   (depreciation) of investments....       5,689      1,648,294        5,359,705    2,434,742    8,489,212      1,055,818
                                     -----------     ----------      -----------   ----------   ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............         808      4,299,056       15,062,952    3,193,046    9,907,213      1,143,576
                                     -----------     ----------      -----------   ----------   ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $(1,208,453)    $4,124,922      $13,359,139   $3,205,979   $9,686,054     $  311,613
                                     ===========     ==========      ===========   ==========   ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-52

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                   EQ/SMALL
                                      EQ/QUALITY   COMPANY    EQ/T. ROWE PRICE  EQ/TEMPLETON  EQ/UBS GROWTH & EQ/VAN KAMPEN
                                      BOND PLUS*    INDEX*     GROWTH STOCK*   GLOBAL EQUITY*     INCOME*       COMSTOCK*
                                     -----------  ----------- ---------------- -------------- --------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........ $   788,325  $ 2,807,274   $        --      $  432,958     $  161,913     $  326,506
 Expenses:
   Asset-based charges..............   1,690,832    2,338,977     2,357,755         410,877        250,186        325,944
                                     -----------  -----------   -----------      ----------     ----------     ----------
   Net Expenses.....................   1,690,832    2,338,977     2,357,755         410,877        250,186        325,944
                                     -----------  -----------   -----------      ----------     ----------     ----------

NET INVESTMENT INCOME (LOSS)........    (902,507)     468,297    (2,357,755)         22,081        (88,273)           562
                                     -----------  -----------   -----------      ----------     ----------     ----------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................  (2,613,240)   3,022,850    12,264,853       1,474,559      1,804,301      1,780,459
   Realized gain distribution from
    The Trusts......................          --   11,211,541            --              --             --             --
                                     -----------  -----------   -----------      ----------     ----------     ----------
 Net realized gain (loss)...........  (2,613,240)  14,234,391    12,264,853       1,474,559      1,804,301      1,780,459
                                     -----------  -----------   -----------      ----------     ----------     ----------

 Change in unrealized appreciation
   (depreciation) of investments....   5,312,570    9,611,442    16,903,157       3,755,690        341,316      2,094,260
                                     -----------  -----------   -----------      ----------     ----------     ----------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   2,699,330   23,845,833    29,168,010       5,230,249      2,145,617      3,874,719
                                     -----------  -----------   -----------      ----------     ----------     ----------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS... $ 1,796,823  $24,314,130   $26,810,255      $5,252,330     $2,057,344     $3,875,281
                                     ===========  ===========   ===========      ==========     ==========     ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-53

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                    FIDELITY(R) VIP FIDELITY(R) VIP FIDELITY(R) VIP GOLDMAN SACHS INVESCO V.I.
                                     EQ/WELLS FARGO  CONTRAFUND(R)   EQUITY-INCOME      MID CAP      VIT MID CAP   DIVERSIFIED
                                     OMEGA GROWTH*     PORTFOLIO       PORTFOLIO       PORTFOLIO     VALUE FUND   DIVIDEND FUND
                                     -------------- --------------- --------------- --------------- ------------- -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The Trusts........  $    17,435     $ 1,438,761      $ 52,762        $ 28,422      $   99,148      $ 9,148
 Expenses:
   Asset-based charges..............    1,542,445       1,353,103        13,931          68,734          90,406        4,599
                                      -----------     -----------      --------        --------      ----------      -------
   Net Expenses.....................    1,542,445       1,353,103        13,931          68,734          90,406        4,599
                                      -----------     -----------      --------        --------      ----------      -------

NET INVESTMENT INCOME (LOSS)........   (1,525,010)         85,658        38,831         (40,312)          8,742        4,549
                                      -----------     -----------      --------        --------      ----------      -------

REALIZED AND UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain (loss) on
    investments.....................    6,302,431       1,397,507        13,422          31,667         283,210        4,909
   Realized gain distribution from
    The Trusts......................    4,257,094              --        91,488         594,156              --           --
                                      -----------     -----------      --------        --------      ----------      -------
 Net realized gain (loss)...........   10,559,525       1,397,507       104,910         625,823         283,210        4,909
                                      -----------     -----------      --------        --------      ----------      -------

 Change in unrealized appreciation
   (depreciation) of investments....    9,709,315      11,049,882         9,887          46,597         717,132       46,080
                                      -----------     -----------      --------        --------      ----------      -------

NET REALIZED AND UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..............   20,268,840      12,447,389       114,797         672,420       1,000,342       50,989
                                      -----------     -----------      --------        --------      ----------      -------

NET INCREASE (DECREASE) IN NET
 ASSETS RESULTING FROM OPERATIONS...  $18,743,830     $12,533,047      $153,628        $632,108      $1,009,084      $55,538
                                      ===========     ===========      ========        ========      ==========      =======

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-54

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                             INVESCO V.I.
                       INVESCO V.I. GLOBAL INVESCO V.I. HIGH INTERNATIONAL INVESCO V.I. MID CAP INVESCO V.I. SMALL IVY FUNDS VIP
                        REAL ESTATE FUND      YIELD FUND      GROWTH FUND    CORE EQUITY FUND    CAP EQUITY FUND      ENERGY
                       ------------------- ----------------- ------------- -------------------- ------------------ -------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    The Trusts........     $  104,352          $488,454       $  208,993        $      --            $     --       $        --
 Expenses:
   Asset-based
    charges...........        252,233            90,912          173,507          111,710              54,923           246,487
                           ----------          --------       ----------        ---------            --------       -----------
   Net Expenses.......        252,233            90,912          173,507          111,710              54,923           246,487
                           ----------          --------       ----------        ---------            --------       -----------

NET INVESTMENT
 INCOME (LOSS)........       (147,881)          397,542           35,486         (111,710)            (54,923)         (246,487)
                           ----------          --------       ----------        ---------            --------       -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments.......        148,463           280,971          (14,570)         (56,717)             33,741        (1,399,861)
   Realized gain
    distribution
    from The Trusts...             --                --               --           79,195                  --                --
                           ----------          --------       ----------        ---------            --------       -----------
 Net realized gain
   (loss).............        148,463           280,971          (14,570)          22,478              33,741        (1,399,861)
                           ----------          --------       ----------        ---------            --------       -----------

 Change in
   unrealized
   appreciation
   (depreciation) of
   investments........      4,461,501           275,451        1,727,011          788,581             509,778         1,566,061
                           ----------          --------       ----------        ---------            --------       -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS..........      4,609,964           556,422        1,712,441          811,059             543,519           166,200
                           ----------          --------       ----------        ---------            --------       -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS......     $4,462,083          $953,964       $1,747,927        $ 699,349            $488,596       $   (80,287)
                           ==========          ========       ==========        =========            ========       ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-55

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                            LAZARD RETIREMENT     MFS(R)
                   IVY FUNDS VIP HIGH IVY FUNDS VIP MID IVY FUNDS VIP SMALL EMERGING MARKETS   INTERNATIONAL   MFS(R) INVESTORS
                         INCOME          CAP GROWTH         CAP GROWTH      EQUITY PORTFOLIO  VALUE PORTFOLIO GROWTH STOCK SERIES
                   ------------------ ----------------- ------------------- ----------------- --------------- -------------------
INCOME AND
EXPENSES:
 Investment
   Income:
   Dividends
    from The
    Trusts........     $3,337,599        $       --          $      --         $ 1,394,757      $  696,408         $ 10,618
 Expenses:
   Asset-based
    charges.......        746,059           216,769             56,615             899,402         590,491           55,091
                       ----------        ----------          ---------         -----------      ----------         --------
   Net Expenses...        746,059           216,769             56,615             899,402         590,491           55,091
                       ----------        ----------          ---------         -----------      ----------         --------

NET INVESTMENT
 INCOME (LOSS)....      2,591,540          (216,769)           (56,615)            495,355         105,917          (44,473)
                       ----------        ----------          ---------         -----------      ----------         --------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments...        225,052            56,098             99,293          (1,341,773)        171,021          105,546
   Realized gain
    distribution
    from The
    Trusts........             --         1,473,376             99,733           1,012,612              --          233,979
                       ----------        ----------          ---------         -----------      ----------         --------
 Net realized
   gain (loss)....        225,052         1,529,474            199,026            (329,161)        171,021          339,525
                       ----------        ----------          ---------         -----------      ----------         --------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments.      5,955,479           151,104           (172,860)         11,761,140       5,864,928          236,991
                       ----------        ----------          ---------         -----------      ----------         --------

NET REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS             6,180,531         1,680,578             26,166          11,431,979       6,035,949          576,516
                       ----------        ----------          ---------         -----------      ----------         --------

NET INCREASE
 (DECREASE) IN
 NET ASSETS
 RESULTING FROM
 OPERATIONS.......     $8,772,071        $1,463,809          $ (30,449)        $11,927,334      $6,141,866         $532,043
                       ==========        ==========          =========         ===========      ==========         ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-56

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                      MFS(R) INVESTORS MFS(R) TECHNOLOGY MFS(R) UTILITIES    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER
                        TRUST SERIES       PORTFOLIO          SERIES      AGGRESSIVE EQUITY*  CORE BOND*  INTERNATIONAL EQUITY*
                      ---------------- ----------------- ---------------- ------------------ ------------ ---------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    The Trusts.......     $ 40,699        $       --        $2,175,539       $ 1,251,608     $ 2,761,825       $   748,809
 Expenses:
   Asset-based
    charges..........       62,829           195,871           407,554         7,289,071       1,659,955           683,869
   Less: Reduction
    for expense
    limitation.......           --                --                --        (2,549,069)             --                --
                          --------        ----------        ----------       -----------     -----------       -----------
   Net Expenses......       62,829           195,871           407,554         4,740,002       1,659,955           683,869
                          --------        ----------        ----------       -----------     -----------       -----------

NET INVESTMENT
 INCOME (LOSS).......      (22,130)         (195,871)        1,767,985        (3,488,394)      1,101,870            64,940
                          --------        ----------        ----------       -----------     -----------       -----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......      111,930           669,975           255,076        (2,301,002)      1,022,795        (2,270,141)
   Realized gain
    distribution
    from The Trusts..           --                --                --                --       6,568,759                --
                          --------        ----------        ----------       -----------     -----------       -----------
 Net realized gain
   (loss)............      111,930           669,975           255,076        (2,301,002)      7,591,554        (2,270,141)
                          --------        ----------        ----------       -----------     -----------       -----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....      609,816           821,345         1,559,970        73,343,611      (3,432,859)       10,243,045
                          --------        ----------        ----------       -----------     -----------       -----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........      721,746         1,491,320         1,815,046        71,042,609       4,158,695         7,972,904
                          --------        ----------        ----------       -----------     -----------       -----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....     $699,616        $1,295,449        $3,583,031       $67,554,215     $ 5,260,565       $ 8,037,844
                          ========        ==========        ==========       ===========     ===========       ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-57

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                           MULTIMANAGER        MULTIMANAGER    MULTIMANAGER    MULTIMANAGER     MULTIMANAGER      MULTIMANAGER
                      LARGE CAP CORE EQUITY* LARGE CAP VALUE* MID CAP GROWTH* MID CAP VALUE* MULTI-SECTOR BOND* SMALL CAP GROWTH*
                      ---------------------- ---------------- --------------- -------------- ------------------ -----------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from
    The Trusts.......       $   72,094          $  573,073      $       --      $  207,551      $ 2,738,078        $       --
 Expenses:
   Asset-based
    charges..........          163,328             614,756         835,072         735,840        1,526,827           524,360
                            ----------          ----------      ----------      ----------      -----------        ----------
   Net Expenses......          163,328             614,756         835,072         735,840        1,526,827           524,360
                            ----------          ----------      ----------      ----------      -----------        ----------

NET INVESTMENT
 INCOME (LOSS).......          (91,234)            (41,683)       (835,072)       (528,289)       1,211,251          (524,360)
                            ----------          ----------      ----------      ----------      -----------        ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON
INVESTMENTS:
   Realized gain
    (loss) on
    investments......         (152,461)            (60,633)      1,271,611       3,430,720       (3,857,061)        3,444,844
                            ----------          ----------      ----------      ----------      -----------        ----------
 Net realized gain
   (loss)............         (152,461)            (60,633)      1,271,611       3,430,720       (3,857,061)        3,444,844
                            ----------          ----------      ----------      ----------      -----------        ----------

 Change in
   unrealized
   appreciation
   (depreciation)
   of investments....        1,812,989           6,509,135       7,954,264       4,337,914        7,321,493           876,022
                            ----------          ----------      ----------      ----------      -----------        ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON
 INVESTMENTS.........        1,660,528           6,448,502       9,225,875       7,768,634        3,464,432         4,320,866
                            ----------          ----------      ----------      ----------      -----------        ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS.....       $1,569,294          $6,406,819      $8,390,803      $7,240,345      $ 4,675,683        $3,796,506
                            ==========          ==========      ==========      ==========      ===========        ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-58

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONTINUED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                                                                                     PIMCO VARIABLE
                                                                                    INSURANCE TRUST
                           MULTIMANAGER   MULTIMANAGER       OPPENHEIMER        COMMODITY REAL RETURN(R) TARGET 2015 TARGET 2025
                         SMALL CAP VALUE* TECHNOLOGY*    MAIN STREET FUND(R)/VA    STRATEGY PORTFOLIO    ALLOCATION* ALLOCATION*
                         ---------------- ------------ ------------------------ ------------------------ ----------- -----------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The
    Trusts..............   $   637,175    $        --          $ 2,018                  $ 70,495         $  295,234  $  466,424
 Expenses:
   Asset-based charges..     1,408,866      1,517,878            3,573                    33,133            280,156     409,674
                           -----------    -----------          -------                  --------         ----------  ----------
   Net Expenses.........     1,408,866      1,517,878            3,573                    33,133            280,156     409,674
                           -----------    -----------          -------                  --------         ----------  ----------

NET INVESTMENT INCOME
 (LOSS).................      (771,691)    (1,517,878)          (1,555)                   37,362             15,078      56,750
                           -----------    -----------          -------                  --------         ----------  ----------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain
    (loss) on
    investments.........      (486,313)    11,109,883            5,114                   (88,323)           473,392   1,309,898
   Realized gain
    distribution from
    The Trusts..........            --             --               --                   116,237            425,344     418,902
                           -----------    -----------          -------                  --------         ----------  ----------
 Net realized gain
   (loss)...............      (486,313)    11,109,883            5,114                    27,914            898,736   1,728,800
                           -----------    -----------          -------                  --------         ----------  ----------

 Change in unrealized
   appreciation
   (depreciation) of
   investments..........    17,044,669      3,284,283           36,010                    12,335          1,054,067   1,647,156
                           -----------    -----------          -------                  --------         ----------  ----------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..    16,558,356     14,394,166           41,124                    40,249          1,952,803   3,375,956
                           -----------    -----------          -------                  --------         ----------  ----------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS........   $15,786,665    $12,876,288          $39,569                  $ 77,611         $1,967,881  $3,432,706
                           ===========    ===========          =======                  ========         ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-59

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF OPERATIONS (CONCLUDED)

FOR THE YEAR ENDED DECEMBER 31, 2012

                         TARGET 2035 TARGET 2045   TEMPLETON GLOBAL   VAN ECK VIP GLOBAL
                         ALLOCATION* ALLOCATION* BOND SECURITIES FUND  HARD ASSETS FUND
                         ----------- ----------- -------------------- ------------------
INCOME AND EXPENSES:
 Investment Income:
   Dividends from The
    Trusts.............. $  418,614  $  304,624       $  645,209          $  78,103
 Expenses:
   Asset-based charges..    354,989     245,348          127,164            134,438
                         ----------  ----------       ----------          ---------
   Net Expenses.........    354,989     245,348          127,164            134,438
                         ----------  ----------       ----------          ---------

NET INVESTMENT INCOME
 (LOSS).................     63,625      59,276          518,045            (56,335)
                         ----------  ----------       ----------          ---------

REALIZED AND
UNREALIZED GAIN
(LOSS) ON INVESTMENTS:
   Realized gain
    (loss) on
    investments.........  1,045,241     666,712          (30,109)          (637,706)
   Realized gain
    distribution from
    The Trusts..........    454,971     314,683           16,198            680,220
                         ----------  ----------       ----------          ---------
 Net realized gain
   (loss)...............  1,500,212     981,395          (13,911)            42,514
                         ----------  ----------       ----------          ---------

 Change in unrealized
   appreciation
   (depreciation) of
   investments..........  1,657,887   1,392,928          845,379             84,178
                         ----------  ----------       ----------          ---------

NET REALIZED AND
 UNREALIZED GAIN
 (LOSS) ON INVESTMENTS..  3,158,099   2,374,323          831,468            126,692
                         ----------  ----------       ----------          ---------

NET INCREASE
 (DECREASE) IN NET
 ASSETS RESULTING
 FROM OPERATIONS........ $3,221,724  $2,433,599       $1,349,513          $  70,357
                         ==========  ==========       ==========          =========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-60

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                      ALL ASSET
                                                                                                   GROWTH-ALT 20*
                                                                                              ------------------------
                                                                                                  2012         2011
                                                                                              -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   154,367  $   129,428
  Net realized gain (loss) on investments....................................................   1,088,102      829,958
  Change in unrealized appreciation (depreciation) of investments............................   1,866,134   (2,112,108)
                                                                                              -----------  -----------
  Net Increase (decrease) in net assets from operations......................................   3,108,603   (1,152,722)
                                                                                              -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   7,581,951    6,315,623
   Transfers between Variable Investment Options including guaranteed interest account, net..   5,149,541    9,144,962
   Transfers for contract benefits and terminations..........................................  (2,398,624)    (924,474)
   Contract maintenance charges..............................................................     (34,196)     (13,291)
                                                                                              -----------  -----------

  Net increase (decrease) in net assets from contractowners transactions.....................  10,298,672   14,522,820
                                                                                              -----------  -----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A..........         501        2,528
                                                                                              -----------  -----------

INCREASE (DECREASE) IN NET ASSETS............................................................  13,407,776   13,372,626
NET ASSETS -- BEGINNING OF PERIOD............................................................  25,298,887   11,926,261
                                                                                              -----------  -----------

NET ASSETS -- END OF PERIOD.................................................................. $38,706,663  $25,298,887
                                                                                              ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         130          154
  Redeemed...................................................................................         (44)         (32)
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          86          122
                                                                                              ===========  ===========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................          --           --
  Redeemed...................................................................................          --           --
                                                                                              -----------  -----------
  Net Increase (Decrease)....................................................................          --           --
                                                                                              ===========  ===========

                                                                                                AMERICAN CENTURY VP
                                                                                                MID CAP VALUE FUND
                                                                                              ----------------------
                                                                                                 2012        2011
                                                                                              ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $   20,706  $    2,493
  Net realized gain (loss) on investments....................................................    128,149      31,886
  Change in unrealized appreciation (depreciation) of investments............................    198,500     (52,670)
                                                                                              ----------  ----------
  Net Increase (decrease) in net assets from operations......................................    347,355     (18,291)
                                                                                              ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................  1,662,983   1,212,175
   Transfers between Variable Investment Options including guaranteed interest account, net..    121,727      18,918
   Transfers for contract benefits and terminations..........................................    (33,082)    (14,978)
   Contract maintenance charges..............................................................     (4,118)     (1,630)
                                                                                              ----------  ----------

  Net increase (decrease) in net assets from contractowners transactions.....................  1,747,510   1,214,485
                                                                                              ----------  ----------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A..........         --         500
                                                                                              ----------  ----------

INCREASE (DECREASE) IN NET ASSETS............................................................  2,094,865   1,196,694
NET ASSETS -- BEGINNING OF PERIOD............................................................  1,668,879     472,185
                                                                                              ----------  ----------

NET ASSETS -- END OF PERIOD.................................................................. $3,763,744  $1,668,879
                                                                                              ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................         --          --
  Redeemed...................................................................................         --          --
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         --          --
                                                                                              ==========  ==========
UNIT ACTIVITY CLASS II
  Issued.....................................................................................         18          13
  Redeemed...................................................................................         (3)         (1)
                                                                                              ----------  ----------
  Net Increase (Decrease)....................................................................         15          12
                                                                                              ==========  ==========

                                                                                                    AXA AGGRESSIVE
                                                                                                      ALLOCATION*
                                                                                              --------------------------
                                                                                                  2012          2011
                                                                                              ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
  Net investment income (loss)............................................................... $ (1,519,117) $    255,988
  Net realized gain (loss) on investments....................................................   14,696,417     4,822,554
  Change in unrealized appreciation (depreciation) of investments............................   33,150,613   (38,727,822)
                                                                                              ------------  ------------
  Net Increase (decrease) in net assets from operations......................................   46,327,913   (33,649,280)
                                                                                              ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
  Contributions and Transfers:
   Payments received from contractowners.....................................................   66,279,864    73,587,795
   Transfers between Variable Investment Options including guaranteed interest account, net..  (23,907,917)  (17,662,204)
   Transfers for contract benefits and terminations..........................................  (26,292,505)  (21,437,803)
   Contract maintenance charges..............................................................     (902,776)     (859,576)
                                                                                              ------------  ------------

  Net increase (decrease) in net assets from contractowners transactions.....................   15,176,666    33,628,212
                                                                                              ------------  ------------

  Net increase (decrease) in amount retained by AXA Equitable in Separate Account A..........           --        30,001
                                                                                              ------------  ------------

INCREASE (DECREASE) IN NET ASSETS............................................................   61,504,579         8,933
NET ASSETS -- BEGINNING OF PERIOD............................................................  357,021,178   357,012,245
                                                                                              ------------  ------------

NET ASSETS -- END OF PERIOD.................................................................. $418,525,757  $357,021,178
                                                                                              ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
  Issued.....................................................................................          622           753
  Redeemed...................................................................................         (501)         (501)
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................          121           252
                                                                                              ============  ============
UNIT ACTIVITY CLASS II
  Issued.....................................................................................           --            --
  Redeemed...................................................................................           --            --
                                                                                              ------------  ------------
  Net Increase (Decrease)....................................................................           --            --
                                                                                              ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-61

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                     AXA BALANCED             AXA CONSERVATIVE          AXA CONSERVATIVE
                                                       STRATEGY*                 ALLOCATION*            GROWTH STRATEGY*
                                               ------------------------  --------------------------  ----------------------
                                                   2012         2011         2012          2011         2012        2011
                                               -----------  -----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (175,772) $    19,311  $   (480,522) $    561,068  $  (30,204) $    4,952
 Net realized gain (loss) on investments......     246,110      689,498     1,350,180     3,371,528      88,394     106,141
 Change in unrealized appreciation
   (depreciation) of investments..............   2,678,525   (1,867,333)    2,958,199    (3,341,680)    337,483    (283,295)
                                               -----------  -----------  ------------  ------------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   2,748,863   (1,158,524)    3,827,857       590,916     395,673    (172,202)
                                               -----------  -----------  ------------  ------------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  15,231,495   14,627,881    18,828,585    19,420,787   3,288,499   2,578,304
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   1,286,468       93,067     2,722,319     5,399,976     906,872          --
   Transfers for contract benefits and
    terminations..............................  (1,231,200)    (757,882)  (17,130,404)  (12,445,253)   (712,766)   (137,373)
   Contract maintenance charges...............    (396,471)    (222,322)     (181,409)     (156,438)    (63,597)    (38,612)
                                               -----------  -----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  14,890,292   13,740,744     4,239,091    12,219,072   3,419,008   2,402,319
                                               -----------  -----------  ------------  ------------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  17,639,155   12,582,220     8,066,948    12,809,988   3,814,681   2,230,117
NET ASSETS -- BEGINNING OF PERIOD.............  34,134,233   21,552,013   116,025,322   103,215,334   5,952,575   3,722,458
                                               -----------  -----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $51,773,388  $34,134,233  $124,092,270  $116,025,322  $9,767,256  $5,952,575
                                               ===========  ===========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           15            --            --          --          --
 Redeemed.....................................          (3)         (13)           --            --          --          --
                                               -----------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................          (3)           2            --            --          --          --
                                               ===========  ===========  ============  ============  ==========  ==========
UNIT ACTIVITY CLASS B
 Issued.......................................         155          128           284           375          42          23
 Redeemed.....................................         (24)         (14)         (247)         (265)        (13)         (2)
                                               -----------  -----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................         131          114            37           110          29          21
                                               ===========  ===========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-62

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  AXA CONSERVATIVE        AXA CONSERVATIVE-PLUS          AXA GROWTH
                                                      STRATEGY*                ALLOCATION*                STRATEGY*
                                               ----------------------  --------------------------  ----------------------
                                                  2012        2011         2012          2011         2012        2011
                                               ----------  ----------  ------------  ------------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (9,359) $   10,526  $   (736,184) $    499,067  $   (5,350) $      346
 Net realized gain (loss) on investments......     23,055      34,256     4,635,444     2,805,644      12,394     (37,003)
 Change in unrealized appreciation
   (depreciation) of investments..............     83,831     (51,339)    6,032,702    (6,722,347)    115,828     (86,659)
                                               ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................     97,527      (6,557)    9,931,962    (3,417,636)    122,872    (123,316)
                                               ----------  ----------  ------------  ------------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    875,788   1,337,673    30,850,487    32,578,576          --          --
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    697,142      64,397    (3,107,789)   (4,624,449)     (5,264)   (197,816)
   Transfers for contract benefits and
    terminations..............................   (308,159)    (88,795)  (17,102,390)  (13,924,755)    (27,561)    (37,188)
   Contract maintenance charges...............    (31,206)    (14,579)     (367,880)     (331,177)         --          --
                                               ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  1,233,565   1,298,696    10,272,428    13,698,195     (32,825)   (235,004)
                                               ----------  ----------  ------------  ------------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --       2,002            --            --          --         (13)
                                               ----------  ----------  ------------  ------------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  1,331,092   1,294,141    20,204,390    10,280,559      90,047    (358,333)
NET ASSETS -- BEGINNING OF PERIOD.............  2,769,194   1,475,053   160,113,107   149,832,548   1,176,574   1,534,907
                                               ----------  ----------  ------------  ------------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $4,100,286  $2,769,194  $180,317,497  $160,113,107  $1,266,621  $1,176,574
                                               ==========  ==========  ============  ============  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................         --          --            --            --           3          15
 Redeemed.....................................         --          --            --            --          (3)        (17)
                                               ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................         --          --            --            --          --          (2)
                                               ==========  ==========  ============  ============  ==========  ==========
UNIT ACTIVITY CLASS B
 Issued.......................................         18          13           347           406          --          --
 Redeemed.....................................         (6)         (1)         (261)         (292)         --          --
                                               ----------  ----------  ------------  ------------  ----------  ----------
 Net Increase (Decrease)......................         12          12            86           114          --          --
                                               ==========  ==========  ============  ============  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-63

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        AXA MODERATE           AXA MODERATE GROWTH      AXA MODERATE-PLUS
                                                         ALLOCATION*              STRATEGY* (F)            ALLOCATION*
                                               ------------------------------  ------------------- --------------------------
                                                    2012            2011              2012             2012          2011
                                               --------------  --------------  ------------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (2,423,795) $    9,745,454      $    9,548      $ (3,985,566) $  1,496,535
 Net realized gain (loss) on investments......      1,720,706      11,465,358          12,453         2,494,868   (17,411,389)
 Change in unrealized appreciation
   (depreciation) of investments..............    118,284,296     (72,874,301)         23,176        83,311,021   (37,194,527)
                                               --------------  --------------      ----------      ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    117,581,207     (51,663,489)         45,177        81,820,323   (53,109,381)
                                               --------------  --------------      ----------      ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    145,708,248     163,460,368       1,541,469       119,063,673   137,254,300
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (66,730,650)    (65,737,429)      1,043,870       (55,683,884)  (43,912,940)
   Transfers for contract benefits and
    terminations..............................   (137,782,450)   (148,786,418)        (49,195)      (60,405,351)  (53,235,399)
   Contract maintenance charges...............     (2,143,994)     (2,093,925)           (264)       (1,780,572)   (1,726,164)
   Adjustments to net assets allocated to
    contracts in payout period................         49,330         420,767              --                --            --
                                               --------------  --------------      ----------      ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................    (60,899,516)    (52,736,637)      2,535,880         1,193,866    38,379,797
                                               --------------  --------------      ----------      ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      1,051,602       1,009,349              --            31,200            --
                                               --------------  --------------      ----------      ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............     57,733,293    (103,390,777)      2,581,057        83,045,389   (14,729,584)
NET ASSETS -- BEGINNING OF PERIOD.............  1,532,116,935   1,635,507,712              --       807,741,526   822,471,110
                                               --------------  --------------      ----------      ------------  ------------

NET ASSETS -- END OF PERIOD................... $1,589,850,228  $1,532,116,935      $2,581,057      $890,786,915  $807,741,526
                                               ==============  ==============      ==========      ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          1,358           1,716              --                --            --
 Redeemed.....................................         (2,501)         (2,839)             --                --            --
                                               --------------  --------------      ----------      ------------  ------------
 Net Increase (Decrease)......................         (1,143)         (1,123)             --                --            --
                                               ==============  ==============      ==========      ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................            562             650              28             1,027         1,288
 Redeemed.....................................           (367)           (402)             (4)           (1,022)         (997)
                                               --------------  --------------      ----------      ------------  ------------
 Net Increase (Decrease)......................            195             248              24                 5           291
                                               ==============  ==============      ==========      ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-64

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                    AXA TACTICAL            AXA TACTICAL            AXA TACTICAL
                                                    MANAGER 400*            MANAGER 500*            MANAGER 2000*
                                               ----------------------  ----------------------  ----------------------
                                                  2012        2011        2012        2011        2012        2011
                                               ----------  ----------  ----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (29,452) $  (25,503) $  (27,043) $  (15,490) $  (13,643) $  (12,956)
 Net realized gain (loss) on investments......    (75,122)     33,065     239,043      87,464      40,741     (13,494)
 Change in unrealized appreciation
   (depreciation) of investments..............    498,667    (372,562)    370,759    (262,625)    178,864    (125,693)
                                               ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................    394,093    (365,000)    582,759    (190,651)    205,962    (152,143)
                                               ----------  ----------  ----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    530,773     683,441   1,179,299   1,266,217     370,649     426,327
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................     (7,305)  1,389,074     480,752   1,458,891     133,027     655,110
   Transfers for contract benefits and
    terminations..............................   (233,192)    (68,432)   (345,395)    (25,772)   (132,727)    (53,599)
   Contract maintenance charges...............     (3,155)     (1,544)     (5,920)     (2,737)     (1,579)       (797)
                                               ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................    287,121   2,002,539   1,308,736   2,696,599     369,370   1,027,041
                                               ----------  ----------  ----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --         454          --         501          --         485
                                               ----------  ----------  ----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............    681,214   1,637,993   1,891,495   2,506,449     575,332     875,383
NET ASSETS -- BEGINNING OF PERIOD.............  2,592,201     954,208   3,721,122   1,214,673   1,291,457     416,074
                                               ----------  ----------  ----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $3,273,415  $2,592,201  $5,612,617  $3,721,122  $1,866,789  $1,291,457
                                               ==========  ==========  ==========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................         15          31          43          32          17          23
 Redeemed.....................................        (12)        (14)        (31)         (7)        (13)        (14)
                                               ----------  ----------  ----------  ----------  ----------  ----------
 Net Increase (Decrease)......................          3          17          12          25           4           9
                                               ==========  ==========  ==========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-65

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    AXA TACTICAL         EQ/ALLIANCEBERNSTEIN
                                                       MANAGER         DYNAMIC WEALTH STRATEGIES    EQ/ALLIANCEBERNSTEIN
                                                   INTERNATIONAL*           PORTFOLIO* (F)            SMALL CAP GROWTH*
                                               ----------------------  ------------------------- --------------------------
                                                  2012        2011               2012                2012          2011
                                               ----------  ----------  ------------------------- ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (23,089) $   20,400         $      149         $ (3,309,693) $ (4,072,287)
 Net realized gain (loss) on investments......   (194,178)    (12,513)             9,560           29,964,869    26,769,989
 Change in unrealized appreciation
   (depreciation) of investments..............    767,834    (527,359)            20,823           13,162,841   (27,399,164)
                                               ----------  ----------         ----------         ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    550,567    (519,472)            30,532           39,818,017    (4,701,462)
                                               ----------  ----------         ----------         ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    898,448   1,042,809            509,783           15,789,861    17,330,559
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    175,294   1,976,267            896,569          (16,538,369)  (19,286,014)
   Transfers for contract benefits and
    terminations..............................   (275,158)    (34,783)           (17,063)         (25,080,199)  (25,791,776)
   Contract maintenance charges...............     (4,082)     (1,699)              (109)            (266,333)     (280,794)
   Adjustments to net assets allocated to
    contracts in payout period................         --          --                 --             (159,416)      133,893
                                               ----------  ----------         ----------         ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................    794,502   2,982,594          1,389,180          (26,254,456)  (27,894,132)
                                               ----------  ----------         ----------         ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --       1,001                 --              158,907      (128,635)
                                               ----------  ----------         ----------         ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  1,345,069   2,464,123          1,419,712           13,722,468   (32,724,229)
NET ASSETS -- BEGINNING OF PERIOD.............  3,102,163     638,040                 --          290,309,927   323,034,156
                                               ----------  ----------         ----------         ------------  ------------

NET ASSETS -- END OF PERIOD................... $4,447,232  $3,102,163         $1,419,712         $304,032,395  $290,309,927
                                               ==========  ==========         ==========         ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................         --          --                 --                  132           261
 Redeemed.....................................         --          --                 --                 (240)         (372)
                                               ----------  ----------         ----------         ------------  ------------
 Net Increase (Decrease)......................         --          --                 --                 (108)         (111)
                                               ==========  ==========         ==========         ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................         20          34                 15                   53            69
 Redeemed.....................................        (12)         (5)                (2)                 (60)          (94)
                                               ----------  ----------         ----------         ------------  ------------
 Net Increase (Decrease)......................          8          29                 13                   (7)          (25)
                                               ==========  ==========         ==========         ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-66

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                    EQ/AXA FRANKLIN             EQ/BLACKROCK            EQ/BOSTON ADVISORS
                                                 SMALL CAP VALUE CORE*       BASIC VALUE EQUITY*          EQUITY INCOME*
                                               ------------------------  --------------------------  ------------------------
                                                   2012         2011         2012          2011          2012         2011
                                               -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (81,404) $  (170,154) $  1,336,317  $    (92,279) $   506,613  $   327,172
 Net realized gain (loss) on investments......     577,638    1,245,770    (8,311,293)  (17,546,709)   4,567,924   (1,121,788)
 Change in unrealized appreciation
   (depreciation) of investments..............   1,543,107   (2,698,932)   56,328,176      (571,028)   4,149,246      (64,453)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   2,039,341   (1,623,316)   49,353,200   (18,210,016)   9,223,783     (859,069)
                                               -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   1,530,753    1,598,545    47,952,016    48,369,750    6,976,894    6,285,363
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (947,358)    (463,688)  (11,142,520)    5,757,066    3,993,362   (3,328,642)
   Transfers for contract benefits and
    terminations..............................  (1,328,597)  (1,267,230)  (31,707,039)  (30,557,786)  (4,938,615)  (4,199,013)
   Contract maintenance charges...............     (11,920)     (12,375)     (375,316)     (345,940)     (63,421)     (60,420)
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................    (757,122)    (144,748)    4,727,141    23,223,090    5,968,220   (1,302,712)
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --        2,999            --            --        2,499           --
                                               -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   1,282,219   (1,765,065)   54,080,341     5,013,074   15,194,502   (2,161,781)
NET ASSETS -- BEGINNING OF PERIOD.............  13,851,222   15,616,287   402,741,443   397,728,369   55,552,253   57,714,034
                                               -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $15,133,441  $13,851,222  $456,821,784  $402,741,443  $70,746,755  $55,552,253
                                               ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          44           63           415           513          155          131
 Redeemed.....................................         (52)         (63)         (369)         (361)        (107)        (143)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................          (8)          --            46           152           48          (12)
                                               ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-67

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  EQ/CALVERT SOCIALLY        EQ/CAPITAL GUARDIAN
                                                     RESPONSIBLE*                 RESEARCH*
                                               ------------------------  --------------------------
                                                   2012         2011         2012          2011
                                               -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (77,200) $  (216,161) $   (647,521) $   (950,724)
 Net realized gain (loss) on investments......    (252,419)    (598,773)     (566,978)   (3,369,169)
 Change in unrealized appreciation
   (depreciation) of investments..............   3,916,392      488,486    25,315,504     8,749,797
                                               -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   3,586,773     (326,448)   24,101,005     4,429,904
                                               -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   2,742,225    2,993,313     8,688,808     9,016,785
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,324,791)     205,342    (7,590,712)  (11,392,385)
   Transfers for contract benefits and
    terminations..............................  (1,704,440)  (1,352,899)  (13,973,266)  (15,066,165)
   Contract maintenance charges...............     (33,345)     (32,712)     (121,224)     (126,667)
   Adjustments to net assets allocated to
    contracts in payout period................          --           --            --            --
                                               -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................    (320,351)   1,813,044   (12,996,394)  (17,568,432)
                                               -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --            --            --
                                               -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   3,266,422    1,486,596    11,104,611   (13,138,528)
NET ASSETS -- BEGINNING OF PERIOD.............  23,708,047   22,221,451   155,682,107   168,820,635
                                               -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $26,974,469  $23,708,047  $166,786,718  $155,682,107
                                               ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           --            --            --
 Redeemed.....................................          --           --            --            --
                                               -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          --           --            --            --
                                               ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          51           69           125           115
 Redeemed.....................................         (54)         (48)         (218)         (256)
                                               -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          (3)          21           (93)         (141)
                                               ===========  ===========  ============  ============

                                                       EQ/COMMON STOCK
                                                           INDEX*
                                               ------------------------------
                                                    2012            2011
                                               --------------  --------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    7,821,075  $    2,358,501
 Net realized gain (loss) on investments......     (2,853,747)    (26,806,981)
 Change in unrealized appreciation
   (depreciation) of investments..............    261,721,619      16,325,355
                                               --------------  --------------
 Net Increase (decrease) in net assets from
   operations.................................    266,688,947      (8,123,125)
                                               --------------  --------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......     55,009,274      63,856,345
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (96,691,521)   (109,386,927)
   Transfers for contract benefits and
    terminations..............................   (178,196,255)   (187,366,102)
   Contract maintenance charges...............     (1,509,507)     (1,602,267)
   Adjustments to net assets allocated to
    contracts in payout period................       (148,437)      1,455,896
                                               --------------  --------------

 Net increase (decrease) in net assets from
   contractowners transactions................   (221,536,446)   (233,043,055)
                                               --------------  --------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      1,383,676          11,079
                                               --------------  --------------

INCREASE (DECREASE) IN NET ASSETS.............     46,536,177    (241,155,101)
NET ASSETS -- BEGINNING OF PERIOD.............  1,929,763,554   2,170,918,655
                                               --------------  --------------

NET ASSETS -- END OF PERIOD................... $1,976,299,731  $1,929,763,554
                                               ==============  ==============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................            335             499
 Redeemed.....................................           (990)         (1,248)
                                               --------------  --------------
 Net Increase (Decrease)......................           (655)           (749)
                                               ==============  ==============
UNIT ACTIVITY CLASS B
 Issued.......................................             83             108
 Redeemed.....................................           (169)           (212)
                                               --------------  --------------
 Net Increase (Decrease)......................            (86)           (104)
                                               ==============  ==============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-68

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                      EQ/CORE BOND             EQ/DAVIS NEW YORK              EQ/EQUITY
                                                         INDEX*                    VENTURE*                  500 INDEX*
                                               --------------------------  ------------------------  --------------------------
                                                   2012          2011          2012         2011         2012          2011
                                               ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    207,606  $    734,984  $  (110,086) $  (264,606) $  3,135,705  $  2,926,959
 Net realized gain (loss) on investments......     (309,555)   (3,003,652)   1,331,911    2,525,168    17,594,428     2,998,007
 Change in unrealized appreciation
   (depreciation) of investments..............    2,366,021     6,541,464    1,418,686   (3,942,795)   83,075,715    (1,949,901)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    2,264,072     4,272,796    2,640,511   (1,682,233)  103,805,848     3,975,065
                                               ------------  ------------  -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   10,702,806    10,494,598    3,470,860    4,077,018    56,288,874    55,499,279
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   (1,242,487)   (6,569,546)  (2,643,690)  (2,708,026)  (25,634,165)  (31,444,736)
   Transfers for contract benefits and
    terminations..............................  (13,485,005)  (12,256,257)  (2,318,425)  (2,232,387)  (65,459,038)  (62,956,233)
   Contract maintenance charges...............     (124,130)     (130,168)     (22,100)     (22,711)     (688,625)     (699,124)
   Adjustments to net assets allocated to
    contracts in payout period................           --            --           --           --      (170,533)      260,413
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   (4,148,816)   (8,461,373)  (1,513,355)    (886,106)  (35,663,487)  (39,340,401)
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....        1,698            --        3,400           --       170,535      (260,409)
                                               ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   (1,883,046)   (4,188,577)   1,130,556   (2,568,339)   68,312,896   (35,625,745)
NET ASSETS -- BEGINNING OF PERIOD.............  122,836,713   127,025,290   25,523,724   28,092,063   763,471,535   799,097,280
                                               ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $120,953,667  $122,836,713  $26,654,280  $25,523,724  $831,784,431  $763,471,535
                                               ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           --            --           --           --           322           408
 Redeemed.....................................           --            --           --           --          (448)         (548)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................           --            --           --           --          (126)         (140)
                                               ============  ============  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          196           196           61           87           264           234
 Redeemed.....................................         (230)         (268)         (82)         (97)         (215)         (206)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          (34)          (72)         (21)         (10)           49            28
                                               ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-69

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/EQUITY                 EQ/FRANKLIN               EQ/FRANKLIN
                                                      GROWTH PLUS*              CORE BALANCED*         TEMPLETON ALLOCATION*
                                               --------------------------  ------------------------  ------------------------
                                                   2012          2011          2012         2011         2012         2011
                                               ------------  ------------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (2,271,119) $ (3,610,057) $ 1,288,838  $ 1,486,655  $   259,310  $   271,734
 Net realized gain (loss) on investments......   (2,631,241)  (12,289,597)   3,483,263   (2,744,561)   2,034,742     (763,323)
 Change in unrealized appreciation
   (depreciation) of investments..............   44,087,585    (8,979,323)   1,935,083      418,488    3,822,764   (2,398,689)
                                               ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   39,185,225   (24,878,977)   6,707,184     (839,418)   6,116,816   (2,890,278)
                                               ------------  ------------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   25,914,166    30,968,243    5,335,983    6,361,816    5,837,685    6,073,011
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (30,605,668)  (39,447,564)  (2,804,290)  (5,997,756)  (2,403,732)  (2,306,232)
   Transfers for contract benefits and
    terminations..............................  (25,063,924)  (26,925,810)  (7,351,512)  (7,366,572)  (4,212,769)  (3,105,504)
   Contract maintenance charges...............     (339,544)     (377,653)     (69,483)     (76,251)     (72,027)     (72,409)
                                               ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  (30,094,970)  (35,782,784)  (4,889,302)  (7,078,763)    (850,843)     588,866
                                               ------------  ------------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       29,502         4,000           --           --           --           --
                                               ------------  ------------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............    9,119,757   (60,657,761)   1,817,882   (7,918,181)   5,265,973   (2,301,412)
NET ASSETS -- BEGINNING OF PERIOD.............  311,115,187   371,772,948   70,829,135   78,747,316   46,430,787   48,732,199
                                               ------------  ------------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $320,234,944  $311,115,187  $72,647,017  $70,829,135  $51,696,760  $46,430,787
                                               ============  ============  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          199           253          113          129          113          136
 Redeemed.....................................         (403)         (500)        (161)        (197)        (122)        (131)
                                               ------------  ------------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................         (204)         (247)         (48)         (68)          (9)           5
                                               ============  ============  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-70

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                 EQ/GAMCO MERGERS AND          EQ/GAMCO SMALL                EQ/GLOBAL
                                                     ACQUISITIONS*             COMPANY VALUE*               BOND PLUS*
                                               ------------------------  --------------------------  ------------------------
                                                   2012         2011         2012          2011          2012         2011
                                               -----------  -----------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (248,519) $  (217,324) $     87,930  $ (4,383,098) $   159,705  $ 1,760,404
 Net realized gain (loss) on investments......     954,537    1,467,561    45,258,145    32,392,486    4,476,454    1,073,060
 Change in unrealized appreciation
   (depreciation) of investments..............      47,859   (1,261,342)   16,868,250   (45,736,303)  (2,575,551)    (436,441)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................     753,877      (11,105)   62,214,325   (17,726,915)   2,060,608    2,397,023
                                               -----------  -----------  ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   1,459,629    1,842,087    56,481,085    54,005,905    8,544,005   10,771,381
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (646,423)   1,199,821    (2,473,639)   12,170,326      891,163    4,328,898
   Transfers for contract benefits and
    terminations..............................  (1,908,147)  (1,853,565)  (27,115,196)  (22,077,554)  (8,616,147)  (7,357,308)
   Contract maintenance charges...............     (16,777)     (15,194)     (363,138)     (317,086)     (58,965)     (54,115)
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  (1,111,718)   1,173,149    26,529,112    43,781,591      760,056    7,688,856
                                               -----------  -----------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --        18,002        14,916        7,599           --
                                               -----------  -----------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............    (357,841)   1,162,044    88,761,439    26,069,592    2,828,263   10,085,879
NET ASSETS -- BEGINNING OF PERIOD.............  19,833,238   18,671,194   367,991,904   341,922,312   83,626,451   73,540,572
                                               -----------  -----------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $19,475,397  $19,833,238  $456,753,343  $367,991,904  $86,454,714  $83,626,451
                                               ===========  ===========  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          31           56           542           712          168          237
 Redeemed.....................................         (40)         (48)         (395)         (461)        (162)        (172)
                                               -----------  -----------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................          (9)           8           147           251            6           65
                                               ===========  ===========  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-71

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                 EQ/GLOBAL MULTI-SECTOR         EQ/INTERMEDIATE            EQ/INTERNATIONAL
                                                         EQUITY*                GOVERNMENT BOND*              CORE PLUS*
                                               --------------------------  -------------------------  --------------------------
                                                   2012          2011          2012         2011          2012          2011
                                               ------------  ------------  -----------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    475,493  $  1,816,976  $  (938,107) $   (633,406) $    221,543  $  2,085,394
 Net realized gain (loss) on investments......   25,359,247   (12,023,887)   1,065,472       320,881       930,442    (6,894,704)
 Change in unrealized appreciation
   (depreciation) of investments..............   27,635,835   (45,247,524)    (383,986)    4,141,063    15,922,231   (21,642,141)
                                               ------------  ------------  -----------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   53,470,575   (55,454,435)    (256,621)    3,828,538    17,074,216   (26,451,451)
                                               ------------  ------------  -----------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   33,973,954    39,436,334    5,605,519     5,864,458    15,038,268    19,085,847
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (30,453,380)  (44,723,705)  (4,659,508)   (1,907,385)  (15,101,480)  (10,955,378)
   Transfers for contract benefits and
    terminations..............................  (29,393,074)  (32,336,934)  (9,059,486)  (10,473,148)   (9,781,238)  (10,226,414)
   Contract maintenance charges...............     (356,036)     (397,441)     (86,721)      (91,917)     (120,545)     (131,741)
   Adjustments to net assets allocated to
    contracts in payout period................           --            --       66,456        11,208            --            --
                                               ------------  ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (26,228,536)  (38,021,746)  (8,133,740)   (6,596,784)   (9,964,995)   (2,227,686)
                                               ------------  ------------  -----------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....        5,001            --      (28,887)      (11,941)        1,999         2,001
                                               ------------  ------------  -----------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   27,247,040   (93,476,181)  (8,419,248)   (2,780,187)    7,111,220   (28,677,136)
NET ASSETS -- BEGINNING OF PERIOD.............  354,931,657   448,407,838   95,728,891    98,509,078   119,909,810   148,586,946
                                               ------------  ------------  -----------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $382,178,697  $354,931,657  $87,309,643  $ 95,728,891  $127,021,030  $119,909,810
                                               ============  ============  ===========  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           --            --           43            67            --            --
 Redeemed.....................................           --            --          (75)         (102)           --            --
                                               ------------  ------------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)......................           --            --          (32)          (35)           --            --
                                               ============  ============  ===========  ============  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          302           387           29            46           197           271
 Redeemed.....................................         (436)         (584)         (44)          (47)         (301)         (289)
                                               ------------  ------------  -----------  ------------  ------------  ------------
 Net Increase (Decrease)......................         (134)         (197)         (15)           (1)         (104)          (18)
                                               ============  ============  ===========  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-72

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/INTERNATIONAL            EQ/INTERNATIONAL              EQ/JPMORGAN
                                                      EQUITY INDEX*                 VALUE PLUS*           VALUE OPPORTUNITIES*
                                               ---------------------------  --------------------------  ------------------------
                                                   2012           2011          2012          2011          2012         2011
                                               ------------  -------------  ------------  ------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  6,627,799  $   7,578,347  $  1,046,510  $  1,517,012  $  (157,044) $  (124,798)
 Net realized gain (loss) on investments......  (27,411,288)   (26,743,984)  (18,807,398)  (27,918,441)    (365,247)  (5,479,571)
 Change in unrealized appreciation
   (depreciation) of investments..............   75,777,376    (40,823,026)   48,061,208   (15,263,773)   6,631,487    2,446,530
                                               ------------  -------------  ------------  ------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   54,993,887    (59,988,663)   30,300,320   (41,665,202)   6,109,196   (3,157,839)
                                               ------------  -------------  ------------  ------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   24,800,814     29,469,000    17,512,451    22,438,632    3,468,031    3,662,190
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (27,366,498)   (35,216,042)  (17,411,890)  (23,588,830)  (3,137,172)  (2,161,250)
   Transfers for contract benefits and
    terminations..............................  (34,906,233)   (38,960,063)  (16,575,786)  (19,392,865)  (4,219,899)  (4,189,261)
   Contract maintenance charges...............     (381,951)      (449,557)     (203,167)     (238,187)     (41,728)     (43,409)
   Adjustments to net assets allocated to
    contracts in payout period................     (148,733)       331,368            --            --           --           --
                                               ------------  -------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  (38,002,601)   (44,825,294)  (16,678,392)  (20,781,250)  (3,930,768)  (2,731,730)
                                               ------------  -------------  ------------  ------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      148,733       (307,744)       21,002            --           --           --
                                               ------------  -------------  ------------  ------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   17,140,019   (105,121,701)   13,642,930   (62,446,452)   2,178,428   (5,889,569)
NET ASSETS -- BEGINNING OF PERIOD.............  394,517,057    499,638,758   198,049,095   260,495,547   43,267,054   49,156,623
                                               ------------  -------------  ------------  ------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $411,657,076  $ 394,517,057  $211,692,025  $198,049,095  $45,445,482  $43,267,054
                                               ============  =============  ============  ============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          342            351            --            --           --           --
 Redeemed.....................................         (603)          (649)           --            --           --           --
                                               ------------  -------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................         (261)          (298)           --            --           --           --
                                               ============  =============  ============  ============  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued.......................................           44             61           245           263           68           74
 Redeemed.....................................         (125)          (138)         (383)         (428)         (94)         (98)
                                               ------------  -------------  ------------  ------------  -----------  -----------
 Net Increase (Decrease)......................          (81)           (77)         (138)         (165)         (26)         (24)
                                               ============  =============  ============  ============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-73

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/LARGE CAP               EQ/LARGE CAP                EQ/LARGE CAP
                                                      CORE PLUS*                GROWTH INDEX*             GROWTH PLUS* (B)
                                               ------------------------  --------------------------  --------------------------
                                                   2012         2011         2012          2011          2012          2011
                                               -----------  -----------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (26,909) $   (38,581) $    (88,789) $   (511,674) $ (1,788,755) $ (2,190,321)
 Net realized gain (loss) on investments......   1,732,981     (270,810)    4,588,063     4,003,589    10,425,351    11,477,691
 Change in unrealized appreciation
   (depreciation) of investments..............      49,355     (510,019)   11,202,753    (2,093,917)   18,650,217   (18,354,576)
                                               -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   1,755,427     (819,410)   15,702,027     1,397,998    27,286,813    (9,067,206)
                                               -----------  -----------  ------------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   1,009,584    1,247,277     8,604,276     7,555,526    11,494,730     9,213,773
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,594,104)  (1,348,498)     (537,915)   (3,109,141)  (13,714,939)    4,547,125
   Transfers for contract benefits and
    terminations..............................  (1,477,645)  (1,390,143)  (10,771,430)  (10,205,367)  (19,471,137)  (19,266,781)
   Contract maintenance charges...............     (11,125)     (11,691)     (120,551)     (119,867)     (243,165)     (253,584)
                                               -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (2,073,290)  (1,503,055)   (2,825,620)   (5,878,849)  (21,934,511)   (5,759,467)
                                               -----------  -----------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --            --            --         1,400            --
                                               -----------  -----------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    (317,863)  (2,322,465)   12,876,407    (4,480,851)    5,353,702   (14,826,673)
NET ASSETS -- BEGINNING OF PERIOD.............  13,804,561   16,127,026   118,558,488   123,039,339   225,298,682   240,125,355
                                               -----------  -----------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $13,486,698  $13,804,561  $131,434,895  $118,558,488  $230,652,384  $225,298,682
                                               ===========  ===========  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          23           26           259           245           132           267
 Redeemed.....................................         (44)         (42)         (296)         (320)         (271)         (281)
                                               -----------  -----------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................         (21)         (16)          (37)          (75)         (139)          (14)
                                               ===========  ===========  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-74

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/LARGE CAP                EQ/LARGE CAP              EQ/LORD ABBETT
                                                   VALUE INDEX* (C)              VALUE PLUS*               LARGE CAP CORE*
                                               ------------------------  ---------------------------  ------------------------
                                                   2012         2011         2012           2011          2012         2011
                                               -----------  -----------  ------------  -------------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   285,827  $   149,972  $  1,716,692  $     (55,321) $   (68,332) $  (239,365)
 Net realized gain (loss) on investments......   2,324,897    1,765,812   (58,332,902)   (73,868,687)   1,493,647    3,069,132
 Change in unrealized appreciation
   (depreciation) of investments..............   2,711,222      133,059   152,399,937     28,991,504    3,890,413   (7,462,522)
                                               -----------  -----------  ------------  -------------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   5,321,946    2,048,843    95,783,727    (44,932,504)   5,315,728   (4,632,755)
                                               -----------  -----------  ------------  -------------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   4,265,331     (262,152)   40,653,802     46,598,894    4,346,711    6,509,801
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,819,926)  19,592,728   (54,062,350)   (59,246,151)  (6,476,149)     308,031
   Transfers for contract benefits and
    terminations..............................  (3,100,275)  (1,964,190)  (62,632,767)   (67,903,540)  (3,665,378)  (3,161,991)
   Contract maintenance charges...............     (34,382)     (26,809)     (675,198)      (743,624)     (26,803)     (23,102)
   Adjustments to net assets allocated to
    contracts in payout period................          --           --       (86,046)       576,375           --           --
                                               -----------  -----------  ------------  -------------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................    (689,252)  17,339,577   (76,802,559)   (80,718,046)  (5,821,619)   3,632,739
                                               -----------  -----------  ------------  -------------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       1,600           --       109,046       (576,376)       2,999           --
                                               -----------  -----------  ------------  -------------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   4,634,294   19,388,420    19,090,214   (126,226,926)    (502,892)  (1,000,016)
NET ASSETS -- BEGINNING OF PERIOD.............  35,598,590   16,210,170   692,404,466    818,631,392   39,758,342   40,758,358
                                               -----------  -----------  ------------  -------------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $40,232,884  $35,598,590  $711,494,680  $ 692,404,466  $39,255,450  $39,758,342
                                               ===========  ===========  ============  =============  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           --           424            522           --           --
 Redeemed.....................................          --           --        (1,039)        (1,184)          --           --
                                               -----------  -----------  ------------  -------------  -----------  -----------
 Net Increase (Decrease)......................          --           --          (615)          (662)          --           --
                                               ===========  ===========  ============  =============  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued.......................................         128          464            58             44           54          149
 Redeemed.....................................        (141)        (124)         (181)          (186)        (103)        (122)
                                               -----------  -----------  ------------  -------------  -----------  -----------
 Net Increase (Decrease)......................         (13)         340          (123)          (142)         (49)          27
                                               ===========  ===========  ============  =============  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-75

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  EQ/MFS INTERNATIONAL            EQ/MID CAP                  EQ/MID CAP
                                                        GROWTH*                     INDEX*                    VALUE PLUS*
                                               -------------------------  --------------------------  --------------------------
                                                   2012         2011          2012          2011          2012          2011
                                               -----------  ------------  ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (182,344) $   (411,986) $   (979,275) $ (2,149,917) $   (437,082) $ (2,125,180)
 Net realized gain (loss) on investments......   1,590,786     7,840,562    (2,334,603)  (18,441,002)   (2,141,118)  (12,214,715)
 Change in unrealized appreciation
   (depreciation) of investments..............  10,431,662   (15,801,239)   49,751,851     9,588,070    68,424,769   (33,642,474)
                                               -----------  ------------  ------------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................  11,840,104    (8,372,663)   46,437,973   (11,002,849)   65,846,569   (47,982,369)
                                               -----------  ------------  ------------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   8,849,499     8,587,619    27,187,641    29,286,056    26,778,620    31,929,188
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   1,829,230     2,503,672   (16,694,384)  (24,090,472)  (31,042,565)  (39,716,416)
   Transfers for contract benefits and
    terminations..............................  (5,165,047)   (4,989,422)  (22,949,273)  (23,349,654)  (34,975,014)  (37,536,567)
   Contract maintenance charges...............     (49,718)      (47,451)     (291,224)     (309,254)     (395,602)     (443,235)
                                               -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   5,463,964     6,054,418   (12,747,240)  (18,463,324)  (39,634,561)  (45,767,030)
                                               -----------  ------------  ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       3,397            --        11,999            --        11,000            --
                                               -----------  ------------  ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  17,307,465    (2,318,245)   33,702,732   (29,466,173)   26,223,008   (93,749,399)
NET ASSETS -- BEGINNING OF PERIOD.............  63,075,363    65,393,608   302,529,330   331,995,503   400,010,383   493,759,782
                                               -----------  ------------  ------------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $80,382,828  $ 63,075,363  $336,232,062  $302,529,330  $426,233,391  $400,010,383
                                               ===========  ============  ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................         159           187           363           369           212           284
 Redeemed.....................................        (120)         (145)         (455)         (525)         (464)         (575)
                                               -----------  ------------  ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................          39            42           (92)         (156)         (252)         (291)
                                               ===========  ============  ============  ============  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-76

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                        EQ/MONEY             EQ/MONTAG & CALDWELL         EQ/MORGAN STANLEY
                                                         MARKET*                    GROWTH*                MID CAP GROWTH*
                                               --------------------------  ------------------------  --------------------------
                                                   2012          2011          2012         2011         2012          2011
                                               ------------  ------------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (1,209,261) $ (1,394,430) $  (174,134) $  (303,376) $ (1,703,813) $ (1,976,757)
 Net realized gain (loss) on investments......       (4,881)          283    2,650,762    3,702,704     9,703,247    37,221,592
 Change in unrealized appreciation
   (depreciation) of investments..............        5,689       (12,801)   1,648,294   (2,773,412)    5,359,705   (54,723,297)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   (1,208,453)   (1,406,948)   4,124,922      625,916    13,359,139   (19,478,462)
                                               ------------  ------------  -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   27,121,855    16,272,027    2,915,746    3,516,418    34,261,350    34,507,323
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (15,369,412)    3,629,649   (2,074,517)  (4,164,046)   (6,364,911)   17,605,553
   Transfers for contract benefits and
    terminations..............................  (20,891,537)  (26,709,475)  (3,428,394)  (3,066,552)  (13,219,575)  (10,879,650)
   Contract maintenance charges...............     (115,488)     (117,391)     (28,629)     (25,369)     (176,626)     (144,445)
   Adjustments to net assets allocated to
    contracts in payout period................       52,521        56,063           --           --            --            --
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   (9,202,061)   (6,869,127)  (2,615,794)  (3,739,549)   14,500,238    41,088,781
                                               ------------  ------------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       14,479        39,106          491          511            --            --
                                               ------------  ------------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  (10,396,035)   (8,236,969)   1,509,619   (3,113,122)   27,859,377    21,610,319
NET ASSETS -- BEGINNING OF PERIOD.............  105,668,677   113,905,646   37,351,650   40,464,772   187,786,715   166,176,396
                                               ------------  ------------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $ 95,272,642  $105,668,677  $38,861,269  $37,351,650  $215,646,092  $187,786,715
                                               ============  ============  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................        7,547         3,401           --           --            --            --
 Redeemed.....................................       (7,511)       (3,341)          --           --            --            --
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................           36            60           --           --            --            --
                                               ============  ============  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................       26,804         5,489           55           68           418           626
 Redeemed.....................................      (25,325)       (4,935)         (73)         (98)         (330)         (377)
                                               ------------  ------------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................        1,479           554          (18)         (30)           88           249
                                               ============  ============  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-77

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                    EQ/MUTUAL LARGE           EQ/OPPENHEIMER             EQ/PIMCO ULTRA
                                                      CAP EQUITY*                 GLOBAL*                  SHORT BOND*
                                               ------------------------  ------------------------  --------------------------
                                                   2012         2011         2012         2011         2012          2011
                                               -----------  -----------  -----------  -----------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    12,933  $  (113,286) $  (221,159) $  (211,811) $   (831,963) $ (1,014,080)
 Net realized gain (loss) on investments......     758,304   (1,195,134)   1,418,001    3,420,505        87,758       649,685
 Change in unrealized appreciation
   (depreciation) of investments..............   2,434,742     (265,812)   8,489,212   (8,792,992)    1,055,818    (1,512,560)
                                               -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   3,205,979   (1,574,232)   9,686,054   (5,584,298)      311,613    (1,876,955)
                                               -----------  -----------  -----------  -----------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   2,156,206    2,831,744    8,087,992    8,234,009    11,813,894    14,714,829
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (2,451,369)  (3,253,882)  (1,161,003)  13,023,849    (6,967,452)  (20,651,270)
   Transfers for contract benefits and
    terminations..............................  (2,586,497)  (2,603,706)  (3,985,829)  (3,444,318)  (13,862,469)  (14,103,131)
   Contract maintenance charges...............     (35,851)     (38,821)     (46,199)     (34,109)     (105,200)     (112,549)
                                               -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (2,917,511)  (3,064,665)   2,894,961   17,779,431    (9,121,227)  (20,152,121)
                                               -----------  -----------  -----------  -----------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --           --           --            --             4
                                               -----------  -----------  -----------  -----------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............     288,468   (4,638,897)  12,581,015   12,195,133    (8,809,614)  (22,029,072)
NET ASSETS -- BEGINNING OF PERIOD.............  25,982,775   30,621,672   49,427,605   37,232,472   123,998,060   146,027,132
                                               -----------  -----------  -----------  -----------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $26,271,243  $25,982,775  $62,008,620  $49,427,605  $115,188,446  $123,998,060
                                               ===========  ===========  ===========  ===========  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --           --           --           --             3             3
 Redeemed.....................................          --           --           --           --            (3)           (3)
                                               -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................          --           --           --           --            --            --
                                               ===========  ===========  ===========  ===========  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          30           47          167          291           223           278
 Redeemed.....................................         (61)         (81)        (137)        (122)         (304)         (464)
                                               -----------  -----------  -----------  -----------  ------------  ------------
 Net Increase (Decrease)......................         (31)         (34)          30          169           (81)         (186)
                                               ===========  ===========  ===========  ===========  ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-78

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                       EQ/QUALITY                   EQ/SMALL
                                                       BOND PLUS*                COMPANY INDEX*
                                               --------------------------  --------------------------
                                                   2012          2011          2012          2011
                                               ------------  ------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (902,507) $  1,737,582  $    468,297  $ (1,097,688)
 Net realized gain (loss) on investments......   (2,613,240)   (4,530,559)   14,234,391    11,928,401
 Change in unrealized appreciation
   (depreciation) of investments..............    5,312,570     2,992,344     9,611,442   (20,321,282)
                                               ------------  ------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................    1,796,823       199,367    24,314,130    (9,490,569)
                                               ------------  ------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    7,926,442     9,473,979    15,862,173    17,540,139
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   (7,598,123)  (12,790,959)  (11,923,075)  (13,153,005)
   Transfers for contract benefits and
    terminations..............................  (14,006,494)  (14,867,092)  (13,326,787)  (13,316,406)
   Contract maintenance charges...............     (121,783)     (130,282)     (161,393)     (171,786)
   Adjustments to net assets allocated to
    contracts in payout period................       (7,105)       31,133            --            --
                                               ------------  ------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (13,807,063)  (18,283,221)   (9,549,082)   (9,101,058)
                                               ------------  ------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....      150,961      (174,984)           --            --
                                               ------------  ------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............  (11,859,279)  (18,258,838)   14,765,048   (18,591,627)
NET ASSETS -- BEGINNING OF PERIOD.............  137,603,182   155,862,020   176,092,893   194,684,520
                                               ------------  ------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $125,743,903  $137,603,182  $190,857,941  $176,092,893
                                               ============  ============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           56            74            --            --
 Redeemed.....................................         (116)         (151)           --            --
                                               ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................          (60)          (77)           --            --
                                               ============  ============  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................           32            35           201           206
 Redeemed.....................................          (50)          (67)         (241)         (260)
                                               ------------  ------------  ------------  ------------
 Net Increase (Decrease)......................          (18)          (32)          (40)          (54)
                                               ============  ============  ============  ============

                                                    EQ/T. ROWE PRICE
                                                      GROWTH STOCK*
                                               --------------------------
                                                   2012          2011
                                               ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (2,357,755) $ (1,876,684)
 Net realized gain (loss) on investments......   12,264,853      (206,698)
 Change in unrealized appreciation
   (depreciation) of investments..............   16,903,157    (3,004,834)
                                               ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   26,810,255    (5,088,216)
                                               ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   26,312,793    22,981,481
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   14,123,257     3,941,259
   Transfers for contract benefits and
    terminations..............................  (12,107,073)   (8,591,224)
   Contract maintenance charges...............     (155,800)     (128,453)
   Adjustments to net assets allocated to
    contracts in payout period................           --            --
                                               ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................   28,173,177    18,203,063
                                               ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....           --            --
                                               ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   54,983,432    13,114,847
NET ASSETS -- BEGINNING OF PERIOD.............  149,897,352   136,782,505
                                               ------------  ------------

NET ASSETS -- END OF PERIOD................... $204,880,784  $149,897,352
                                               ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................           --            --
 Redeemed.....................................           --            --
                                               ------------  ------------
 Net Increase (Decrease)......................           --            --
                                               ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          553           427
 Redeemed.....................................         (307)         (250)
                                               ------------  ------------
 Net Increase (Decrease)......................          246           177
                                               ============  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-79

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                     EQ/TEMPLETON                 EQ/UBS                 EQ/VAN KAMPEN
                                                    GLOBAL EQUITY*           GROWTH & INCOME*              COMSTOCK*
                                               ------------------------  ------------------------  ------------------------
                                                   2012         2011         2012         2011         2012         2011
                                               -----------  -----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    22,081  $   170,759  $   (88,273) $  (116,498) $       562  $    23,748
 Net realized gain (loss) on investments......   1,474,559      644,583    1,804,301      920,554    1,780,459      929,847
 Change in unrealized appreciation
   (depreciation) of investments..............   3,755,690   (3,903,762)     341,316   (1,577,193)   2,094,260   (1,730,649)
                                               -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................   5,252,330   (3,088,420)   2,057,344     (773,137)   3,875,281     (777,054)
                                               -----------  -----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   4,337,054    4,806,874    1,287,843    1,380,835    2,005,096    1,927,364
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,460,613)  (1,373,993)  (1,853,562)  (3,261,313)    (389,508)      84,759
   Transfers for contract benefits and
    terminations..............................  (2,603,134)  (2,377,790)  (1,386,645)  (1,384,733)  (1,668,035)  (1,581,923)
   Contract maintenance charges...............     (44,257)     (44,866)     (15,264)     (15,951)     (18,776)     (19,396)
                                               -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................     229,050    1,010,225   (1,967,628)  (3,281,162)     (71,223)     410,804
                                               -----------  -----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....       5,999           --           --           --        1,999           --
                                               -----------  -----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............   5,487,379   (2,078,195)      89,716   (4,054,299)   3,806,057     (366,250)
NET ASSETS -- BEGINNING OF PERIOD.............  29,364,325   31,442,520   18,895,042   22,949,341   22,874,606   23,240,856
                                               -----------  -----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $34,851,704  $29,364,325  $18,984,758  $18,895,042  $26,680,663  $22,874,606
                                               ===========  ===========  ===========  ===========  ===========  ===========
CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          80          103           40           37           46           51
 Redeemed.....................................         (76)         (91)         (56)         (66)         (47)         (48)
                                               -----------  -----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................           4           12          (16)         (29)          (1)           3
                                               ===========  ===========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-80

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                         FIDELITY(R) VIP
                                                     EQ/WELLS FARGO             FIDELITY(R) VIP           EQUITY-INCOME
                                                      OMEGA GROWTH*         CONTRAFUND(R) PORTFOLIO         PORTFOLIO
                                               --------------------------  -------------------------  --------------------
                                                   2012          2011          2012          2011        2012       2011
                                               ------------  ------------  ------------  -----------  ----------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (1,525,010) $ (1,158,374) $     85,658  $       195  $   38,831  $ 10,361
 Net realized gain (loss) on investments......   10,559,525     9,213,843     1,397,507      551,802     104,910     7,484
 Change in unrealized appreciation
   (depreciation) of investments..............    9,709,315   (15,708,514)   11,049,882   (3,552,175)      9,887   (20,496)
                                               ------------  ------------  ------------  -----------  ----------  --------
 Net Increase (decrease) in net assets from
   operations.................................   18,743,830    (7,653,045)   12,533,047   (3,000,178)    153,628    (2,651)
                                               ------------  ------------  ------------  -----------  ----------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   11,000,842    10,185,988    28,754,031   21,337,912   1,035,046   464,883
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   14,917,968    26,529,387    24,475,461   37,385,903      82,176    11,233
   Transfers for contract benefits and
    terminations..............................   (9,399,165)   (6,523,595)   (5,042,291)  (1,505,651)    (17,021)   (4,721)
   Contract maintenance charges...............      (59,028)      (51,974)      (75,329)     (28,218)     (2,883)   (1,161)
                                               ------------  ------------  ------------  -----------  ----------  --------

 Net increase (decrease) in net assets from
   contractowners transactions................   16,460,617    30,139,806    48,111,872   57,189,946   1,097,318   470,234
                                               ------------  ------------  ------------  -----------  ----------  --------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....           --            --         4,000         (217)         90        --
                                               ------------  ------------  ------------  -----------  ----------  --------

INCREASE (DECREASE) IN NET ASSETS.............   35,204,447    22,486,761    60,648,919   54,189,551   1,251,036   467,583
NET ASSETS -- BEGINNING OF PERIOD.............   96,343,363    73,856,602    71,089,190   16,899,639     659,888   192,305
                                               ------------  ------------  ------------  -----------  ----------  --------

NET ASSETS -- END OF PERIOD................... $131,547,810  $ 96,343,363  $131,738,109  $71,089,190  $1,910,924  $659,888
                                               ============  ============  ============  ===========  ==========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          401           503            --           --          --        --
 Redeemed.....................................         (264)         (234)           --           --          --        --
                                               ------------  ------------  ------------  -----------  ----------  --------
 Net Increase (Decrease)......................          137           269            --           --          --        --
                                               ============  ============  ============  ===========  ==========  ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.......................................           --            --           551          559          12         5
 Redeemed.....................................           --            --          (145)         (56)         (1)       (1)
                                               ------------  ------------  ------------  -----------  ----------  --------
 Net Increase (Decrease)......................           --            --           406          503          11         4
                                               ============  ============  ============  ===========  ==========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-81

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                               FIDELITY(R) VIP MID CAP    GOLDMAN SACHS VIT     INVESCO V.I. DIVERSIFIED
                                                      PORTFOLIO           MID CAP VALUE FUND    DIVIDEND FUND (A)(D)
                                               ----------------------  -----------------------  -----------------------
                                                  2012        2011         2012        2011       2012         2011
                                               ----------  ----------  -----------  ----------   --------     --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (40,312) $  (33,890) $     8,742  $    2,203  $  4,549     $   (711)
 Net realized gain (loss) on investments......    625,823      68,001      283,210     (30,733)    4,909        1,244
 Change in unrealized appreciation
   (depreciation) of investments..............     46,597    (474,238)     717,132     (84,427)   46,080        3,223
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (decrease) in net assets from
   operations.................................    632,108    (440,127)   1,009,084    (112,957)   55,538        3,756
                                               ----------  ----------  -----------  ----------   --------     --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  3,139,570   2,764,153    1,956,864   1,102,293   474,790       51,211
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (44,825)     83,114    4,377,840   2,542,017    55,707       88,715
   Transfers for contract benefits and
    terminations..............................   (119,293)    (40,856)    (254,616)    (33,710)     (897)      (4,527)
   Contract maintenance charges...............    (12,576)     (6,298)      (5,506)     (1,736)     (308)        (140)
                                               ----------  ----------  -----------  ----------   --------     --------

 Net increase (decrease) in net assets from
   contractowners transactions................  2,962,876   2,800,113    6,074,582   3,608,864   529,292      135,259
                                               ----------  ----------  -----------  ----------   --------     --------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --         999          366         133        (7)           4
                                               ----------  ----------  -----------  ----------   --------     --------

INCREASE (DECREASE) IN NET ASSETS.............  3,594,984   2,360,985    7,084,032   3,496,040   584,823      139,019
NET ASSETS -- BEGINNING OF PERIOD.............  3,930,429   1,569,444    3,872,939     376,899   139,019           --
                                               ----------  ----------  -----------  ----------   --------     --------

NET ASSETS -- END OF PERIOD................... $7,525,413  $3,930,429  $10,956,971  $3,872,939  $723,842     $139,019
                                               ==========  ==========  ===========  ==========   ========     ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued.......................................         --          --           --          --         7        1,703
 Redeemed.....................................         --          --           --          --        (1)        (166)
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (Decrease)......................         --          --           --          --         6        1,537
                                               ==========  ==========  ===========  ==========   ========     ========
UNIT ACTIVITY SERVICE CLASS 2
 Issued.......................................         34          29           --          --        --           --
 Redeemed.....................................         (6)         (3)          --          --        --           --
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (Decrease)......................         28          26           --          --        --           --
                                               ==========  ==========  ===========  ==========   ========     ========
UNIT ACTIVITY SERVICE SHARES
 Issued.......................................         --          --          109          44        --           --
 Redeemed.....................................         --          --          (48)         (4)       --           --
                                               ----------  ----------  -----------  ----------   --------     --------
 Net Increase (Decrease)......................         --          --           61          40        --           --
                                               ==========  ==========  ===========  ==========   ========     ========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-82

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                                                                        INVESCO V.I.
                                                  INVESCO V.I. GLOBAL       INVESCO V.I. HIGH          INTERNATIONAL
                                                   REAL ESTATE FUND           YIELD FUND (E)            GROWTH FUND
                                               ------------------------  -----------------------  -----------------------
                                                   2012         2011         2012        2011         2012        2011
                                               -----------  -----------  -----------  ----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (147,881) $   305,590  $   397,542  $  (10,736) $    35,486  $  (24,984)
 Net realized gain (loss) on investments......     148,463      (82,669)     280,971      (9,770)     (14,570)      2,638
 Change in unrealized appreciation
   (depreciation) of investments..............   4,461,501   (1,181,739)     275,451      23,496    1,727,011    (473,546)
                                               -----------  -----------  -----------  ----------  -----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   4,462,083     (958,818)     953,964       2,990    1,747,927    (495,892)
                                               -----------  -----------  -----------  ----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   4,680,508    3,039,903    3,287,676     735,429    4,336,655   3,505,169
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  10,571,632    7,115,173    6,155,761   2,012,185    5,396,176   4,199,814
   Transfers for contract benefits and
    terminations..............................  (1,473,678)    (782,570)    (459,156)    (33,464)    (410,410)    (60,638)
   Contract maintenance charges...............     (11,819)      (4,141)      (3,301)       (325)     (14,367)     (5,474)
                                               -----------  -----------  -----------  ----------  -----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  13,766,643    9,368,365    8,980,980   2,713,825    9,308,054   7,638,871
                                               -----------  -----------  -----------  ----------  -----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --        1,900           73         503           57          --
                                               -----------  -----------  -----------  ----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  18,228,726    8,411,447    9,935,017   2,717,318   11,056,038   7,142,979
NET ASSETS -- BEGINNING OF PERIOD.............  12,045,915    3,634,468    2,717,318          --    8,406,647   1,263,668
                                               -----------  -----------  -----------  ----------  -----------  ----------

NET ASSETS -- END OF PERIOD................... $30,274,641  $12,045,915  $12,652,335  $2,717,318  $19,462,685  $8,406,647
                                               ===========  ===========  ===========  ==========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERIES II
 Issued.......................................         182          120          140          52          118          89
 Redeemed.....................................         (63)         (35)         (53)        (24)         (22)        (12)
                                               -----------  -----------  -----------  ----------  -----------  ----------
 Net Increase (Decrease)......................         119           85           87          28           96          77
                                               ===========  ===========  ===========  ==========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-83

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                INVESCO V.I. MID CAP   INVESCO V.I. SMALL CAP          IVY FUNDS
                                                  CORE EQUITY FUND           EQUITY FUND              VIP ENERGY
                                               ----------------------  ----------------------  ------------------------
                                                  2012        2011        2012        2011         2012         2011
                                               ----------  ----------  ----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (111,710) $  (56,467) $  (54,923) $  (38,320) $  (246,487) $  (155,398)
 Net realized gain (loss) on investments......     22,478      73,751      33,741    (137,187)  (1,399,861)    (113,451)
 Change in unrealized appreciation
   (depreciation) of investments..............    788,581    (595,835)    509,778    (191,054)   1,566,061   (1,874,179)
                                               ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................    699,349    (578,551)    488,596    (366,561)     (80,287)  (2,143,028)
                                               ----------  ----------  ----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  1,621,303   1,909,299     824,644     880,888    4,330,568    4,092,720
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  1,074,583   4,132,286    (118,408)  2,614,736    2,742,353   10,942,591
   Transfers for contract benefits and
    terminations..............................   (640,132)   (382,395)   (297,470)   (166,175)  (1,380,879)    (524,613)
   Contract maintenance charges...............     (5,725)     (2,906)     (2,743)     (1,292)     (11,933)      (5,330)
                                               ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  2,050,029   5,656,284     406,023   3,328,157    5,680,109   14,505,368
                                               ----------  ----------  ----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --         999          --         470           --          384
                                               ----------  ----------  ----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............  2,749,378   5,078,732     894,619   2,962,066    5,599,822   12,362,724
NET ASSETS -- BEGINNING OF PERIOD.............  7,017,104   1,938,372   3,749,665     787,599   16,122,343    3,759,619
                                               ----------  ----------  ----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $9,766,482  $7,017,104  $4,644,284  $3,749,665  $21,722,165  $16,122,343
                                               ==========  ==========  ==========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.......................................         --          --          --          --          123          201
 Redeemed.....................................         --          --          --          --          (71)         (87)
                                               ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (Decrease)......................         --          --          --          --           52          114
                                               ==========  ==========  ==========  ==========  ===========  ===========
UNIT ACTIVITY SERIES II
 Issued.......................................         39          65          18          67           --           --
 Redeemed.....................................        (21)        (14)        (16)        (39)          --           --
                                               ----------  ----------  ----------  ----------  -----------  -----------
 Net Increase (Decrease)......................         18          51           2          28           --           --
                                               ==========  ==========  ==========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-84

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                  IVY FUNDS VIP HIGH      IVY FUNDS VIP MID CAP     IVY FUNDS VIP SMALL
                                                        INCOME                  GROWTH (E)              CAP GROWTH
                                               ------------------------  -----------------------  ----------------------
                                                   2012         2011         2012        2011        2012        2011
                                               -----------  -----------  -----------  ----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ 2,591,540  $ 1,123,834  $  (216,769) $  (18,174) $  (56,615) $  (11,227)
 Net realized gain (loss) on investments......     225,052     (231,815)   1,529,474     (63,768)    199,026    (152,768)
 Change in unrealized appreciation
   (depreciation) of investments..............   5,955,479     (456,502)     151,104      67,311    (172,860)    (99,753)
                                               -----------  -----------  -----------  ----------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   8,772,071      435,517    1,463,809     (14,631)    (30,449)   (263,748)
                                               -----------  -----------  -----------  ----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  14,953,394    7,852,447    4,946,843     804,009   1,139,167     805,338
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  35,243,259   20,930,471   16,260,377   5,060,132   1,774,045   1,980,788
   Transfers for contract benefits and
    terminations..............................  (3,891,371)  (1,545,945)    (947,975)    (56,733)   (107,620)    (31,888)
   Contract maintenance charges...............     (30,061)      (8,244)      (7,066)       (451)     (3,101)     (1,104)
                                               -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  46,275,221   27,228,729   20,252,179   5,806,957   2,802,491   2,753,134
                                               -----------  -----------  -----------  ----------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         457        2,430        4,404          --          --          --
                                               -----------  -----------  -----------  ----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  55,047,749   27,666,676   21,720,392   5,792,326   2,772,042   2,489,386
NET ASSETS -- BEGINNING OF PERIOD.............  33,348,380    5,681,704    5,792,326          --   2,757,057     267,671
                                               -----------  -----------  -----------  ----------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $88,396,129  $33,348,380  $27,512,718  $5,792,326  $5,529,099  $2,757,057
                                               ===========  ===========  ===========  ==========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY COMMON SHARES
 Issued.......................................         498          353          259          71          50          45
 Redeemed.....................................        (116)        (105)         (50)         (7)        (22)        (15)
                                               -----------  -----------  -----------  ----------  ----------  ----------
 Net Increase (Decrease)......................         382          248          209          64          28          30
                                               ===========  ===========  ===========  ==========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-85

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                   LAZARD RETIREMENT
                                                   EMERGING MARKETS        MFS(R) INTERNATIONAL       MFS(R) INVESTORS
                                                   EQUITY PORTFOLIO           VALUE PORTFOLIO        GROWTH STOCK SERIES
                                               ------------------------  ------------------------  ----------------------
                                                   2012         2011         2012         2011        2012        2011
                                               -----------  -----------  -----------  -----------  ----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   495,355  $   551,329  $   105,917  $     8,786  $  (44,473) $  (10,590)
 Net realized gain (loss) on investments......    (329,161)    (756,474)     171,021      125,112     339,525      16,973
 Change in unrealized appreciation
   (depreciation) of investments..............  11,761,140   (7,559,136)   5,864,928   (1,156,303)    236,991     (27,650)
                                               -----------  -----------  -----------  -----------  ----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................  11,927,334   (7,764,281)   6,141,866   (1,022,405)    532,043     (21,267)
                                               -----------  -----------  -----------  -----------  ----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  17,206,069   13,915,336   12,148,835    7,025,890   1,322,332     972,849
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  20,577,756   24,946,858   15,897,187   18,684,625   1,297,442   1,343,249
   Transfers for contract benefits and
    terminations..............................  (3,946,053)  (1,526,257)  (2,154,893)    (932,803)   (280,946)    (56,538)
   Contract maintenance charges...............     (51,141)     (18,599)     (35,266)     (13,023)     (3,176)       (822)
                                               -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................  33,786,631   37,317,338   25,855,863   24,764,689   2,335,652   2,258,738
                                               -----------  -----------  -----------  -----------  ----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --          168        4,040        2,000          --         489
                                               -----------  -----------  -----------  -----------  ----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............  45,713,965   29,553,225   32,001,769   23,744,284   2,867,695   2,237,960
NET ASSETS -- BEGINNING OF PERIOD.............  45,950,969   16,397,744   29,846,371    6,102,087   2,551,681     313,721
                                               -----------  -----------  -----------  -----------  ----------  ----------

NET ASSETS -- END OF PERIOD................... $91,664,934  $45,950,969  $61,848,140  $29,846,371  $5,419,376  $2,551,681
                                               ===========  ===========  ===========  ===========  ==========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued.......................................          --           --          313          289          28          25
 Redeemed.....................................          --           --          (87)         (63)        (10)         (6)
                                               -----------  -----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)......................          --           --          226          226          18          19
                                               ===========  ===========  ===========  ===========  ==========  ==========
UNIT ACTIVITY SERVICE SHARES
 Issued.......................................         491          474           --           --          --          --
 Redeemed.....................................        (163)        (119)          --           --          --          --
                                               -----------  -----------  -----------  -----------  ----------  ----------
 Net Increase (Decrease)......................         328          355           --           --          --          --
                                               ===========  ===========  ===========  ===========  ==========  ==========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-86

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,


                                                  MFS(R) INVESTORS        MFS(R) TECHNOLOGY         MFS(R) UTILITIES
                                                    TRUST SERIES              PORTFOLIO                  SERIES
                                               ----------------------  -----------------------  ------------------------
                                                  2012        2011         2012        2011         2012         2011
                                               ----------  ----------  -----------  ----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (22,130) $  (11,799) $  (195,871) $  (76,111) $ 1,767,985  $   191,961
 Net realized gain (loss) on investments......    111,930      56,840      669,975      46,128      255,076       88,981
 Change in unrealized appreciation
   (depreciation) of investments..............    609,816    (180,498)     821,345    (189,026)   1,559,970       17,015
                                               ----------  ----------  -----------  ----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................    699,616    (135,457)   1,295,449    (219,009)   3,583,031      297,957
                                               ----------  ----------  -----------  ----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    913,000   1,262,778    3,150,132   1,817,533    7,328,209    3,211,562
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  1,425,684     651,437    5,332,127   6,707,120   11,757,394   15,248,077
   Transfers for contract benefits and
    terminations..............................   (189,917)   (135,925)    (865,131)   (652,846)  (1,691,164)    (482,570)
   Contract maintenance charges...............     (4,334)     (2,854)      (7,491)     (2,215)     (13,172)      (2,906)
                                               ----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  2,144,433   1,775,436    7,609,637   7,869,592   17,381,267   17,974,163
                                               ----------  ----------  -----------  ----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         66          33        1,521         498          (42)         541
                                               ----------  ----------  -----------  ----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............  2,844,115   1,640,012    8,906,607   7,651,081   20,964,256   18,272,661
NET ASSETS -- BEGINNING OF PERIOD.............  3,388,026   1,748,014    9,624,505   1,973,424   20,340,479    2,067,818
                                               ----------  ----------  -----------  ----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $6,232,141  $3,388,026  $18,531,112  $9,624,505  $41,304,735  $20,340,479
                                               ==========  ==========  ===========  ==========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY SERVICE CLASS
 Issued.......................................         28          25          119         127          230          195
 Redeemed.....................................        (10)         (9)         (62)        (63)         (89)         (39)
                                               ----------  ----------  -----------  ----------  -----------  -----------
 Net Increase (Decrease)......................         18          16           57          64          141          156
                                               ==========  ==========  ===========  ==========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.

                                    FSA-87

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                       MULTIMANAGER                MULTIMANAGER
                                                    AGGRESSIVE EQUITY*              CORE BOND*
                                               ---------------------------  --------------------------
                                                   2012           2011          2012          2011
                                               ------------  -------------  ------------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $ (3,488,394) $  (5,433,835) $  1,101,870  $  1,495,640
 Net realized gain (loss) on investments......   (2,301,002)    (5,894,524)    7,591,554     5,649,207
 Change in unrealized appreciation
   (depreciation) of investments..............   73,343,611    (27,891,336)   (3,432,859)   (2,212,270)
                                               ------------  -------------  ------------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   67,554,215    (39,219,695)    5,260,565     4,932,577
                                               ------------  -------------  ------------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   15,027,084     18,244,271    15,443,303    10,802,336
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (26,975,309)   (30,747,145)   18,899,386     4,829,382
   Transfers for contract benefits and
    terminations..............................  (49,018,163)   (54,652,161)  (13,926,209)  (12,171,924)
   Contract maintenance charges...............     (542,767)      (589,041)      (88,650)      (78,067)
   Adjustments to net assets allocated to
    contracts in payout period................        6,062        218,103            --            --
                                               ------------  -------------  ------------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (61,503,093)   (67,525,973)   20,327,830     3,381,727
                                               ------------  -------------  ------------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....     (190,369)      (672,541)           --            --
                                               ------------  -------------  ------------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    5,860,753   (107,418,209)   25,588,395     8,314,304
NET ASSETS -- BEGINNING OF PERIOD.............  519,431,468    626,849,677   120,054,754   111,740,450
                                               ------------  -------------  ------------  ------------

NET ASSETS -- END OF PERIOD................... $525,292,221  $ 519,431,468  $145,643,149  $120,054,754
                                               ============  =============  ============  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          453            545            --            --
 Redeemed.....................................       (1,144)        (1,305)           --            --
                                               ------------  -------------  ------------  ------------
 Net Increase (Decrease)......................         (691)          (760)           --            --
                                               ============  =============  ============  ============
UNIT ACTIVITY CLASS B
 Issued.......................................           21             31           354           285
 Redeemed.....................................          (56)           (95)         (213)         (259)
                                               ------------  -------------  ------------  ------------
 Net Increase (Decrease)......................          (35)           (64)          141            26
                                               ============  =============  ============  ============

                                                      MULTIMANAGER
                                                 INTERNATIONAL EQUITY*
                                               -------------------------
                                                   2012         2011
                                               -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    64,940  $    207,024
 Net realized gain (loss) on investments......  (2,270,141)   (7,959,375)
 Change in unrealized appreciation
   (depreciation) of investments..............  10,243,045    (4,778,334)
                                               -----------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   8,037,844   (12,530,685)
                                               -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   3,838,556     4,965,641
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (4,098,841)   (6,022,363)
   Transfers for contract benefits and
    terminations..............................  (5,210,469)   (6,951,591)
   Contract maintenance charges...............     (48,845)      (57,920)
   Adjustments to net assets allocated to
    contracts in payout period................          --            --
                                               -----------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (5,519,599)   (8,066,233)
                                               -----------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --            --
                                               -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............   2,518,245   (20,596,918)
NET ASSETS -- BEGINNING OF PERIOD.............  52,490,389    73,087,307
                                               -----------  ------------

NET ASSETS -- END OF PERIOD................... $55,008,634  $ 52,490,389
                                               ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --            --
 Redeemed.....................................          --            --
                                               -----------  ------------
 Net Increase (Decrease)......................          --            --
                                               ===========  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          57            79
 Redeemed.....................................        (104)         (142)
                                               -----------  ------------
 Net Increase (Decrease)......................         (47)          (63)
                                               ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-88

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  MULTIMANAGER LARGE         MULTIMANAGER LARGE        MULTIMANAGER MID CAP
                                                   CAP CORE EQUITY*              CAP VALUE*                  GROWTH*
                                               ------------------------  -------------------------  -------------------------
                                                   2012         2011         2012         2011          2012         2011
                                               -----------  -----------  -----------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (91,234) $  (142,193) $   (41,683) $   (148,699) $  (835,072) $   (933,646)
 Net realized gain (loss) on investments......    (152,461)    (979,653)     (60,633)   (2,218,231)   1,271,611      (535,570)
 Change in unrealized appreciation
   (depreciation) of investments..............   1,812,989      (84,016)   6,509,135    (1,068,708)   7,954,264    (4,684,186)
                                               -----------  -----------  -----------  ------------  -----------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   1,569,294   (1,205,862)   6,406,819    (3,435,638)   8,390,803    (6,153,402)
                                               -----------  -----------  -----------  ------------  -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......     584,393      794,421    3,163,236     4,511,534    3,471,945     4,096,192
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (1,146,630)    (645,992)  (4,477,644)   (5,206,177)  (5,200,480)   (5,636,353)
   Transfers for contract benefits and
    terminations..............................  (1,362,693)  (1,344,031)  (4,438,056)   (5,823,846)  (5,422,645)   (6,591,885)
   Contract maintenance charges...............     (11,129)     (12,268)     (48,149)      (50,128)     (56,436)      (61,988)
                                               -----------  -----------  -----------  ------------  -----------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (1,936,059)  (1,207,870)  (5,800,613)   (6,568,617)  (7,207,616)   (8,194,034)
                                               -----------  -----------  -----------  ------------  -----------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --        1,999            --           --            --
                                               -----------  -----------  -----------  ------------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    (366,765)  (2,413,732)     608,205   (10,004,255)   1,183,187   (14,347,436)
NET ASSETS -- BEGINNING OF PERIOD.............  12,616,881   15,030,613   47,456,648    57,460,903   61,827,874    76,175,310
                                               -----------  -----------  -----------  ------------  -----------  ------------

NET ASSETS -- END OF PERIOD................... $12,250,116  $12,616,881  $48,064,853  $ 47,456,648  $63,011,061  $ 61,827,874
                                               ===========  ===========  ===========  ============  ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          11           28           37            58           51            91
 Redeemed.....................................         (28)         (40)         (83)         (112)        (113)         (160)
                                               -----------  -----------  -----------  ------------  -----------  ------------
 Net Increase (Decrease)......................         (17)         (12)         (46)          (54)         (62)          (69)
                                               ===========  ===========  ===========  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-89

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  MULTIMANAGER MID CAP        MULTIMANAGER MULTI-         MULTIMANAGER SMALL
                                                         VALUE*                  SECTOR BOND*                CAP GROWTH*
                                               -------------------------  --------------------------  -------------------------
                                                   2012         2011          2012          2011          2012         2011
                                               -----------  ------------  ------------  ------------  -----------  ------------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $  (528,289) $   (861,445) $  1,211,251  $  3,258,963  $  (524,360) $   (606,671)
 Net realized gain (loss) on investments......   3,430,720       828,915    (3,857,061)   (7,293,340)   3,444,844       867,034
 Change in unrealized appreciation
   (depreciation) of investments..............   4,337,914    (9,970,029)    7,321,493     8,758,653      876,022    (8,288,175)
                                               -----------  ------------  ------------  ------------  -----------  ------------
 Net Increase (decrease) in net assets from
   operations.................................   7,240,345   (10,002,559)    4,675,683     4,724,276    3,796,506    (8,027,812)
                                               -----------  ------------  ------------  ------------  -----------  ------------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   3,096,134     3,995,264     9,626,149     8,840,575    3,035,407     3,761,144
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................  (5,120,682)   (4,467,572)      156,127    (2,855,040)  (3,894,095)   (5,773,072)
   Transfers for contract benefits and
    terminations..............................  (5,369,795)   (6,483,753)  (13,422,265)  (14,246,903)  (3,458,287)   (3,612,351)
   Contract maintenance charges...............     (42,628)      (48,281)     (116,997)     (120,600)     (40,902)      (47,911)
   Adjustments to net assets allocated to
    contracts in payout period................          --            --         7,069           (51)          --            --
                                               -----------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in net assets from
   contractowners transactions................  (7,436,971)   (7,004,342)   (3,749,917)   (8,382,019)  (4,357,877)   (5,672,190)
                                               -----------  ------------  ------------  ------------  -----------  ------------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --            --        (7,069)           54     (162,859)           --
                                               -----------  ------------  ------------  ------------  -----------  ------------

INCREASE (DECREASE) IN NET ASSETS.............    (196,626)  (17,006,901)      918,697    (3,657,689)    (724,230)  (13,700,002)
NET ASSETS -- BEGINNING OF PERIOD.............  57,129,925    74,136,826   118,971,275   122,628,964   39,329,341    53,029,343
                                               -----------  ------------  ------------  ------------  -----------  ------------

NET ASSETS -- END OF PERIOD................... $56,933,299  $ 57,129,925  $119,889,972  $118,971,275  $38,605,111  $ 39,329,341
                                               ===========  ============  ============  ============  ===========  ============

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS A
 Issued.......................................          --            --            87            93           --            --
 Redeemed.....................................          --            --          (113)         (133)          --            --
                                               -----------  ------------  ------------  ------------  -----------  ------------
 Net Increase (Decrease)......................          --            --           (26)          (40)          --            --
                                               ===========  ============  ============  ============  ===========  ============
UNIT ACTIVITY CLASS B
 Issued.......................................          49            83            81           101           47            83
 Redeemed.....................................        (103)         (130)          (70)         (117)         (85)         (128)
                                               -----------  ------------  ------------  ------------  -----------  ------------
 Net Increase (Decrease)......................         (54)          (47)           11           (16)         (38)          (45)
                                               ===========  ============  ============  ============  ===========  ============

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-90

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                 MULTIMANAGER SMALL CAP           MULTIMANAGER          OPPENHEIMER MAIN
                                                         VALUE*                    TECHNOLOGY*          STREET FUND(R)/VA
                                               --------------------------  --------------------------  ------------------
                                                   2012          2011          2012          2011        2012      2011
                                               ------------  ------------  ------------  ------------  --------  --------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (771,691) $ (1,499,920) $ (1,517,878) $ (1,568,439) $ (1,555) $   (839)
 Net realized gain (loss) on investments......     (486,313)   (6,985,670)   11,109,883    15,655,902     5,114     1,411
 Change in unrealized appreciation
   (depreciation) of investments..............   17,044,669    (3,750,544)    3,284,283   (20,998,243)   36,010        76
                                               ------------  ------------  ------------  ------------  --------  --------
 Net Increase (decrease) in net assets from
   operations.................................   15,786,665   (12,236,134)   12,876,288    (6,910,780)   39,569       648
                                               ------------  ------------  ------------  ------------  --------  --------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......    7,220,365     8,813,250     7,079,708     8,186,452   286,306   136,585
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   (9,164,967)  (12,911,704)   (4,585,464)   (9,959,354)   12,797      (690)
   Transfers for contract benefits and
    terminations..............................   (9,075,254)  (10,581,620)   (9,689,190)   (9,474,797)   (4,587)   (1,597)
   Contract maintenance charges...............     (114,594)     (129,776)      (97,762)     (104,264)     (718)     (258)
                                               ------------  ------------  ------------  ------------  --------  --------

 Net increase (decrease) in net assets from
   contractowners transactions................  (11,134,450)  (14,809,850)   (7,292,708)  (11,351,963)  293,798   134,040
                                               ------------  ------------  ------------  ------------  --------  --------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....           --            --         2,001            --        --       493
                                               ------------  ------------  ------------  ------------  --------  --------

INCREASE (DECREASE) IN NET ASSETS.............    4,652,215   (27,045,984)    5,585,581   (18,262,743)  333,367   135,181
NET ASSETS -- BEGINNING OF PERIOD.............  107,589,108   134,635,092   108,129,073   126,391,816   187,617    52,436
                                               ------------  ------------  ------------  ------------  --------  --------

NET ASSETS -- END OF PERIOD................... $112,241,323  $107,589,108  $113,714,654  $108,129,073  $520,984  $187,617
                                               ============  ============  ============  ============  ========  ========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................           58           101           264           299        --        --
 Redeemed.....................................         (125)         (188)         (323)         (396)       --        --
                                               ------------  ------------  ------------  ------------  --------  --------
 Net Increase (Decrease)......................          (67)          (87)          (59)          (97)       --        --
                                               ============  ============  ============  ============  ========  ========
UNIT ACTIVITY SERVICE CLASS
 Issued.......................................           --            --            --            --         2         2
                                               ------------  ------------  ------------  ------------  --------  --------
 Net Increase (Decrease)......................           --            --            --            --         2         2
                                               ============  ============  ============  ============  ========  ========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-91

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                   PIMCO VARIABLE
                                                   INSURANCE TRUST
                                               COMMODITYREALRETURN(R)         TARGET 2015               TARGET 2025
                                                 STRATEGY PORTFOLIO           ALLOCATION*               ALLOCATION*
                                               ----------------------  ------------------------  ------------------------
                                                  2012        2011         2012         2011         2012         2011
                                               ----------  ----------  -----------  -----------  -----------  -----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   37,362  $  173,497  $    15,078  $    61,859  $    56,750  $    54,386
 Net realized gain (loss) on investments......     27,914       7,547      898,736    1,385,535    1,728,800      566,951
 Change in unrealized appreciation
   (depreciation) of investments..............     12,335    (374,355)   1,054,067   (2,371,761)   1,647,156   (2,192,171)
                                               ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (decrease) in net assets from
   operations.................................     77,611    (193,311)   1,967,881     (924,367)   3,432,706   (1,570,834)
                                               ----------  ----------  -----------  -----------  -----------  -----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......  1,695,187   1,393,746    2,344,836    3,147,529    4,920,997    5,726,176
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................    (26,366)    181,700   (1,205,162)     (16,336)     315,095     (770,150)
   Transfers for contract benefits and
    terminations..............................    (36,168)    (15,767)  (2,090,067)  (1,477,091)  (2,668,020)  (1,545,675)
   Contract maintenance charges...............     (3,507)     (1,290)     (16,259)     (15,892)     (40,610)     (39,114)
                                               ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in net assets from
   contractowners transactions................  1,629,146   1,558,389     (966,652)   1,638,210    2,527,462    3,371,237
                                               ----------  ----------  -----------  -----------  -----------  -----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....         --          (1)          --           --           --        5,000
                                               ----------  ----------  -----------  -----------  -----------  -----------

INCREASE (DECREASE) IN NET ASSETS.............  1,706,757   1,365,077    1,001,229      713,843    5,960,168    1,805,403
NET ASSETS -- BEGINNING OF PERIOD.............  1,926,354     561,277   21,218,373   20,504,530   28,990,745   27,185,342
                                               ----------  ----------  -----------  -----------  -----------  -----------

NET ASSETS -- END OF PERIOD................... $3,633,111  $1,926,354  $22,219,602  $21,218,373  $34,950,913  $28,990,745
                                               ==========  ==========  ===========  ===========  ===========  ===========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY ADVISOR CLASS
 Issued.......................................         18          14           --           --           --           --
 Redeemed.....................................         (3)         (2)          --           --           --           --
                                               ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................         15          12           --           --           --           --
                                               ==========  ==========  ===========  ===========  ===========  ===========
UNIT ACTIVITY CLASS B
 Issued.......................................         --          --           41           71           80           89
 Redeemed.....................................         --          --          (50)         (56)         (53)         (55)
                                               ----------  ----------  -----------  -----------  -----------  -----------
 Net Increase (Decrease)......................         --          --           (9)          15           27           34
                                               ==========  ==========  ===========  ===========  ===========  ===========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-92

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

FOR THE YEARS ENDED DECEMBER 31,

                                                      TARGET 2035               TARGET 2045            TEMPLETON GLOBAL
                                                      ALLOCATION*               ALLOCATION*          BOND SECURITIES FUND
                                               ------------------------  ------------------------  -----------------------
                                                   2012         2011         2012         2011         2012        2011
                                               -----------  -----------  -----------  -----------  -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $    63,625  $    39,864  $    59,276  $    11,253  $   518,045  $  178,398
 Net realized gain (loss) on investments......   1,500,212      141,811      981,395      556,773      (13,911)     44,616
 Change in unrealized appreciation
   (depreciation) of investments..............   1,657,887   (1,629,309)   1,392,928   (1,738,780)     845,379    (432,475)
                                               -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................   3,221,724   (1,447,634)   2,433,599   (1,170,754)   1,349,513    (209,461)
                                               -----------  -----------  -----------  -----------  -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   5,128,691    5,424,107    4,180,394    4,303,496    6,693,387   4,372,755
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................     138,295     (378,722)     181,920     (230,129)   1,136,396     452,304
   Transfers for contract benefits and
    terminations..............................  (1,477,997)  (1,168,672)  (1,063,167)  (1,043,129)    (119,874)    (41,315)
   Contract maintenance charges...............     (63,261)     (60,106)     (58,470)     (54,476)     (15,445)     (6,546)
                                               -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................   3,725,728    3,816,607    3,240,677    2,975,762    7,694,464   4,777,198
                                               -----------  -----------  -----------  -----------  -----------  ----------

 Net increase (decrease) in amount retained
   by AXA Equitable in Separate Account A.....          --           --           --           --           --         500
                                               -----------  -----------  -----------  -----------  -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............   6,947,452    2,368,973    5,674,276    1,805,008    9,043,977   4,568,237
NET ASSETS -- BEGINNING OF PERIOD.............  23,889,538   21,520,565   16,081,826   14,276,818    6,602,887   2,034,650
                                               -----------  -----------  -----------  -----------  -----------  ----------

NET ASSETS -- END OF PERIOD................... $30,836,990  $23,889,538  $21,756,102  $16,081,826  $15,646,864  $6,602,887
                                               ===========  ===========  ===========  ===========  ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS B
 Issued.......................................          73           73           58           59           --          --
 Redeemed.....................................         (36)         (34)         (24)         (27)          --          --
                                               -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)......................          37           39           34           32           --          --
                                               ===========  ===========  ===========  ===========  ===========  ==========
UNIT ACTIVITY CLASS 2
 Issued.......................................          --           --           --           --           78          51
 Redeemed.....................................          --           --           --           --           (8)         (5)
                                               -----------  -----------  -----------  -----------  -----------  ----------
 Net Increase (Decrease)......................          --           --           --           --           70          46
                                               ===========  ===========  ===========  ===========  ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
* Denotes Variable Investment Options that invest in shares of the Portfolio of EQ Advisors Trust or AXA Premier VIP Trust, affiliates of AXA Equitable.

                                    FSA-93

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

STATEMENTS OF CHANGES IN NET ASSETS (CONCLUDED)

FOR THE YEARS ENDED DECEMBER 31,

                                                  VAN ECK VIP GLOBAL
                                                 HARD ASSETS FUND (E)
                                               -----------------------
                                                   2012        2011
                                               -----------  ----------
INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS:
 Net investment income (loss)................. $   (56,335) $  (26,188)
 Net realized gain (loss) on investments......      42,514    (164,006)
 Change in unrealized appreciation
   (depreciation) of investments..............      84,178    (464,005)
                                               -----------  ----------
 Net Increase (decrease) in net assets from
   operations.................................      70,357    (654,199)
                                               -----------  ----------

CONTRACTOWNERS TRANSACTIONS:
 Contributions and Transfers:
   Payments received from contractowners......   2,788,671   1,146,487
   Transfers between Variable Investment
    Options including guaranteed interest
    account, net..............................   5,561,675   5,888,245
   Transfers for contract benefits and
    terminations..............................    (818,326)    (65,624)
   Contract maintenance charges...............      (5,375)       (772)
                                               -----------  ----------

 Net increase (decrease) in net assets from
   contractowners transactions................   7,526,645   6,968,336
                                               -----------  ----------

INCREASE (DECREASE) IN NET ASSETS.............   7,597,002   6,314,137
NET ASSETS -- BEGINNING OF PERIOD.............   6,314,137          --
                                               -----------  ----------

NET ASSETS -- END OF PERIOD................... $13,911,139  $6,314,137
                                               ===========  ==========

CHANGES IN UNITS (000'S):
UNIT ACTIVITY CLASS S SHARES
 Issued.......................................         138          94
 Redeemed.....................................         (50)        (18)
                                               -----------  ----------
 Net Increase (Decrease)......................          88          76
                                               ===========  ==========

-----------
The accompanying notes are an integral part of these financial statements.
(a)Invesco V.I. Diversified Dividend Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
(b)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
(c)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
(d)Units were made available on May 2, 2011.
(e)Units were made available on May 20, 2011.
(f)Units were made available on June 8, 2012.

                                    FSA-94

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS

DECEMBER 31, 2012

1. Organization

   AXA Equitable Life Insurance Company ("AXA Equitable") Separate Account A ("the Account") is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "1940 Act"). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AIM Variable Insurance Funds ("Invesco Variable Insurance Funds") American Century Variable Portfolios, Inc., AXA Premier VIP Trust ("VIP"), EQ Advisors Trust ("EQAT"), Fidelity(R) Variable Insurance Products Fund, Franklin Templeton Variable Insurance Products Trust, Goldman Sachs Variable Insurance Trust- Variable Insurance Portfolios, Ivy Funds Variable Insurance Portfolios, Lazard Retirement Series, Inc., MFS(R) Variable Insurance Trust, Oppenheimer Variable Account Funds, PIMCO Variable Insurance Trust and Van Eck VIP Trust, (collectively, "The Trusts"). The Trusts are open-ended investment management companies that sell shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. As used herein, "The Trusts" refers to both the Trusts and the Portfolios. These financial statements and notes are those of the Variable Investment Options of the Account.

   The Account consists of the following Variable Investment Options:

     AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)
 .   Invesco V.I. Diversified Dividend Fund/(1)/
 .   Invesco V.I. Global Real Estate Fund
 .   Invesco V.I. High Yield Fund
 .   Invesco V.I. International Growth Fund
 .   Invesco V.I. Mid Cap Core Equity Fund
 .   Invesco V.I. Small Cap Equity Fund

     AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.
 .   American Century VP Mid Cap Value Fund

     AXA PREMIER VIP TRUST*
 .   AXA Aggressive Allocation
 .   AXA Conservative Allocation
 .   AXA Conservative-Plus Allocation
 .   AXA Moderate Allocation
 .   AXA Moderate-Plus Allocation
 .   Multimanager Aggressive Equity
 .   Multimanager Core Bond
 .   Multimanager International Equity
 .   Multimanager Large Cap Core Equity
 .   Multimanager Large Cap Value
 .   Multimanager Mid Cap Growth
 .   Multimanager Mid Cap Value
 .   Multimanager Multi-Sector Bond
 .   Multimanager Small Cap Growth
 .   Multimanager Small Cap Value
 .   Multimanager Technology
 .   Target 2015 Allocation
 .   Target 2025 Allocation
 .   Target 2035 Allocation
 .   Target 2045 Allocation

     EQ ADVISORS TRUST*
 .   All Asset Growth-Alt 20/(2)/
 .   AXA Balanced Strategy
 .   AXA Conservative Growth Strategy
 .   AXA Conservative Strategy
 .   AXA Growth Strategy
 .   AXA Moderate Growth Strategy
 .   AXA Tactical Manager 400
 .   AXA Tactical Manager 500
 .   AXA Tactical Manager 2000
 .   AXA Tactical Manager International
 .   EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio
 .   EQ/AllianceBernstein Small Cap Growth
 .   EQ/AXA Franklin Small Cap Value Core
 .   EQ/BlackRock Basic Value Equity
 .   EQ/Boston Advisors Equity Income
 .   EQ/Calvert Socially Responsible
 .   EQ/Capital Guardian Research
 .   EQ/Common Stock Index
 .   EQ/Core Bond Index
 .   EQ/Davis New York Venture
 .   EQ/Equity 500 Index
 .   EQ/Equity Growth PLUS
 .   EQ/Franklin Core Balanced
 .   EQ/Franklin Templeton Allocation
 .   EQ/GAMCO Mergers and Acquisitions
 .   EQ/GAMCO Small Company Value
 .   EQ/Global Bond PLUS
 .   EQ/Global Multi-Sector Equity
 .   EQ/Intermediate Government Bond/(3)/
 .   EQ/International Core PLUS
 .   EQ/International Equity Index
 .   EQ/International Value PLUS
 .   EQ/JPMorgan Value Opportunities
 .   EQ/Large Cap Core PLUS
 .   EQ/Large Cap Growth Index
 .   EQ/Large Cap Growth PLUS
 .   EQ/Large Cap Value Index
 .   EQ/Large Cap Value PLUS
 .   EQ/Lord Abbett Large Cap Core
 .   EQ/MFS International Growth
 .   EQ/Mid Cap Index

                                    FSA-95

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Continued)

 .   EQ/Mid Cap Value PLUS
 .   EQ/Money Market
 .   EQ/Montag & Caldwell Growth
 .   EQ/Morgan Stanley Mid Cap Growth
 .   EQ/Mutual Large Cap Equity
 .   EQ/Oppenheimer Global
 .   EQ/PIMCO Ultra Short Bond
 .   EQ/Quality Bond PLUS
 .   EQ/Small Company Index
 .   EQ/T. Rowe Price Growth Stock
 .   EQ/Templeton Global Equity
 .   EQ/UBS Growth & Income
 .   EQ/Van Kampen Comstock
 .   EQ/Wells Fargo Omega Growth

     FIDELITY(R) VARIABLE INSURANCE PRODUCTS FUND
 .   Fidelity(R) VIP Contrafund(R) Portfolio
 .   Fidelity(R) VIP Equity-Income Portfolio
 .   Fidelity(R) VIP Mid Cap Portfolio

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST
 .   Templeton Global Bond Securities Fund

     GOLDMAN SACHS VARIABLE INSURANCE TRUST- VARIABLE INSURANCE PORTFOLIOS
 .   Goldman Sachs VIT Mid Cap Value Fund

     IVY FUNDS VARIABLE INSURANCE PORTFOLIOS
 .   Ivy Funds VIP Energy
 .   Ivy Funds VIP High Income
 .   Ivy Funds VIP Mid Cap Growth
 .   Ivy Funds VIP Small Cap Growth

     LAZARD RETIREMENT SERIES, INC.
 .   Lazard Retirement Emerging Markets Equity Portfolio

     MFS(R) VARIABLE INSURANCE TRUST
 .   MFS(R) International Value Portfolio
 .   MFS(R) Investors Growth Stock Series
 .   MFS(R) Investors Trust Series
 .   MFS(R) Technology Portfolio
 .   MFS(R) Utilities Series

     OPPENHEIMER VARIABLE ACCOUNT FUNDS
 .   Oppenheimer Main Street Fund(R) /VA

     PIMCO VARIABLE INSURANCE TRUST
 .   PIMCO Variable Insurance Trust CommodityRealReturn(R) Strategy Portfolio

     VAN ECK VIP TRUST
 .   Van Eck VIP Global Hard Assets Fund

   ----------
   * An affiliate of AXA Equitable providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 5 of these financial statements.
  (1)Formerly known as Invesco V.I. Dividend Growth Fund.
  (2)Formerly known as All Asset Allocation.
  (3)Formerly known as EQ/Intermediate Government Bond Index.

   The Account is used to fund benefits for variable annuities issued by AXA Equitable including certain individual tax-favored variable annuity contracts (Old Contracts), individual non-qualified variable annuity contracts (EQUIPLAN Contracts), tax-favored and non-qualified certificates issued under group deferred variable annuity contracts and certain related individual contracts (EQUI-VEST(R) Contracts), individual tax-favored and non-qualified contracts (Variable Immediate Annuity Contracts) group deferred variable annuity contracts used to fund tax-qualified defined contribution plans (Momentum Contracts) and group variable annuity contracts used as a funding vehicle for employers who sponsor qualified defined contribution plans (Momentum Plus). All of these contracts and certificates are collectively referred to as the Contracts ("Contracts").

   Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from AXA Equitable's other assets and liabilities. All Contracts are issued by AXA Equitable. The assets of the Account are the property of AXA Equitable. However, the portion of the Account's assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business AXA Equitable may conduct.

   The amount retained by AXA Equitable in the Account arises primarily from
   (1) contributions from AXA Equitable, (2) mortality and expense risks, other expenses, financial accounting charges accumulated in the account, and
   (3) that portion, determined ratably, of the Account's investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by AXA Equitable are not subject to mortality expense risk charges, other expenses and financial accounting charges. Amounts retained by AXA Equitable in the Account may be transferred at any time by AXA Equitable to its General Account ("General Account").

   Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolio of the Trusts, which are distributed by AXA Equitable to the Contractowners of the Variable Investment Options of the Account.

                                    FSA-96

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

1. Organization (Concluded)


   In the normal course of business, AXA Equitable on behalf of the Variable Investment Options may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2. Significant Accounting Policies

   The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America ("GAAP"). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

   Investments:

   Investments are made in shares of The Trusts and are valued at the reported net asset values per share of the respective Portfolios. The net asset values are determined by The Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

   Investment Transactions and Investment Income:

   Investment transactions are recorded by the Account on the trade date. Dividend income and distributions of net realized gains from The Trusts are recorded and automatically reinvested on the ex-dividend date. Realized gains and losses include (1) gains and losses on redemptions of the Trusts' shares (determined on the identified cost basis) and (2) distributions representing the net realized gains on investment transactions.

   Due to and Due From:

   Receivable/payable for policy-related transactions represent amounts due to/from AXA Equitable's General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various funds by Contractowners. Receivable/payable for Trust shares represent unsettled trades.

   Contract Payments and Transfers:

   Payments received from Contractowners represent participant contributions under EQUI-VEST(R) Series 100 through 801, EQUI-VEST(R) Vantage Series 900, EQUI-VEST(R) Strategies Series 900 and 901, Momentum, Momentum Plus, EQUI-VEST(R) At Retirement, Variable Immediate Annuity (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) and participant contributions under other contracts (Old Contracts, EQUIPLAN) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Payments received from Contractowners also include amounts applied to purchase contracts in payout (annuitization) period. Contractowners may allocate amounts in their individual accounts to Variable Investment Options, and/or to the guaranteed interest account, of AXA Equitable's General Account, and fixed maturity options of Separate Account No. 48. Transfers between Variable Investment Options including the guaranteed interest account, net, represents amounts that participants have directed to be moved among investment options, including permitted transfers to and from the guaranteed interest account and the fixed maturity option of Separate Account No. 48. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. AXA Equitable is required by state insurance laws to set aside additional assets in AXA Equitable's General Account to provide for other policy benefits. AXA Equitable's General Account is subject to creditor rights.

   Transfers for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to purchase annuities. Withdrawal charges, if any, are included in Transfers for contract benefits and terminations to the extent that such charges apply to certain withdrawals under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Vantage Series 900
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   Momentum
 .   Momentum Plus
 .   Variable Immediate Annuity

                                    FSA-97

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

2. Significant Accounting Policies (Concluded)


   Administrative charges, if any, are included in Contract maintenance charges and are deducted annually from Contractowner accounts under:

 .   EQUI-VEST(R) Series 100 through 801
 .   EQUI-VEST(R) Strategies Series 900 and 901
 .   EQUIPLAN
 .   Old Contracts

   Administrative charges, if any, are included in Contract maintenance charges and are deducted quarterly from Contractowner accounts under Momentum and Momentum Plus. Under the Variable Immediate Annuity, an administrative charge of $350 is deducted when the contract is purchased.

   Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table for business issued in 1994 and later and according to the 1969 ELAS Mortality Table for business issued prior to 1994. The assumed investment return is 3% to 5%, as regulated by the laws of various states. The mortality risk is fully borne by AXA Equitable and may result in additional amounts being transferred into the variable annuity account by AXA Equitable to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the insurance company.

   Taxes:

   The operations of the Account are included in the federal income tax return of AXA Equitable which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by AXA Equitable is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. AXA Equitable retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3. Fair Value Disclosures

   Under GAAP, fair value is the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

   Level 1 - Quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

   Level 2 - Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are not directly observable or can be corroborated by observable market data.

   Level 3 - Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between Level 1 and Level 2 during the year.

4. Purchases and Sales of Investments

   The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                         PURCHASES     SALES
                                        ----------- -----------
All Asset Growth-Alt 20................ $17,072,040 $ 5,728,927
American Century VP Mid Cap Value Fund.   2,222,372     342,610
AXA Aggressive Allocation..............  88,827,282  69,731,789
AXA Balanced Strategy..................  18,459,405   3,744,885
AXA Conservative Allocation............  37,014,179  31,568,772

                                    FSA-98

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Continued)

                                                           PURCHASES      SALES
                                                          ------------ ------------
AXA Conservative Growth Strategy......................... $  4,921,527 $  1,532,723
AXA Conservative Strategy................................    1,997,875      773,669
AXA Conservative-Plus Allocation.........................   46,297,676   34,320,949
AXA Growth Strategy......................................      314,227      352,403
AXA Moderate Allocation..................................  152,490,524  196,534,710
AXA Moderate Growth Strategy.............................    2,944,173      398,745
AXA Moderate-Plus Allocation.............................  155,093,462  144,226,607
AXA Tactical Manager 400.................................    1,737,600    1,455,632
AXA Tactical Manager 500.................................    5,098,632    3,744,790
AXA Tactical Manager 2000................................    1,947,880    1,570,061
AXA Tactical Manager International.......................    1,991,851    1,220,438
EQ/AllianceBernstein Dynamic Wealth Strategies Portfolio.    1,613,887      218,780
EQ/AllianceBernstein Small Cap Growth....................   55,998,649   67,838,323
EQ/AXA Franklin Small Cap Value Core.....................    4,318,114    5,156,640
EQ/BlackRock Basic Value Equity..........................   85,532,921   79,469,463
EQ/Boston Advisors Equity Income.........................   20,676,502   13,404,926
EQ/Calvert Socially Responsible..........................    4,598,398    4,995,949
EQ/Capital Guardian Research.............................   16,907,643   30,551,558
EQ/Common Stock Index....................................   65,532,826  277,855,145
EQ/Core Bond Index.......................................   24,593,978   28,533,490
EQ/Davis New York Venture................................    5,582,449    7,202,490
EQ/Equity 500 Index......................................  135,455,164  167,463,071
EQ/Equity Growth PLUS....................................   31,814,527   64,151,114
EQ/Franklin Core Balanced................................   14,035,187   17,635,651
EQ/Franklin Templeton Allocation.........................   10,287,220   10,878,753
EQ/GAMCO Mergers and Acquisitions........................    4,463,722    5,390,666
EQ/GAMCO Small Company Value.............................  117,418,231   79,251,913
EQ/Global Bond PLUS......................................   25,478,816   21,308,005
EQ/Global Multi-Sector Equity............................   57,805,242   83,553,284
EQ/Intermediate Government Bond..........................   11,954,033   20,694,618
EQ/International Core PLUS...............................   22,709,646   32,451,099
EQ/International Equity Index............................   54,699,755   85,925,824
EQ/International Value PLUS..............................   30,527,916   46,138,796
EQ/JPMorgan Value Opportunities..........................    8,927,139   13,014,951
EQ/Large Cap Core PLUS...................................    3,310,405    4,374,585
EQ/Large Cap Growth Index................................   23,763,376   26,677,785
EQ/Large Cap Growth PLUS.................................   20,271,686   43,993,552
EQ/Large Cap Value Index.................................    8,927,177    9,329,002
EQ/Large Cap Value PLUS..................................   60,340,385  135,317,206
EQ/Lord Abbett Large Cap Core............................    7,017,380   12,904,332
EQ/MFS International Growth..............................   23,108,682   17,823,665
EQ/Mid Cap Index.........................................   45,771,135   59,485,651
EQ/Mid Cap Value PLUS....................................   38,165,803   78,226,446
EQ/Money Market..........................................   78,382,880   88,779,723
EQ/Montag & Caldwell Growth..............................    7,716,119   10,505,546
EQ/Morgan Stanley Mid Cap Growth.........................   72,483,400   56,141,665
EQ/Mutual Large Cap Equity...............................    3,045,213    5,949,791
EQ/Oppenheimer Global....................................   17,506,544   14,832,742
EQ/PIMCO Ultra Short Bond................................   24,831,319   34,784,509
EQ/Quality Bond PLUS.....................................   15,033,006   29,735,468
EQ/Small Company Index...................................   43,364,820   41,234,064
EQ/T. Rowe Price Growth Stock............................   63,834,901   38,019,479
EQ/Templeton Global Equity...............................    7,199,529    6,942,399
EQ/UBS Growth & Income...................................    4,762,536    6,818,437

                                    FSA-99

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

4. Purchases and Sales of Investments (Concluded)

                                                                           PURCHASES     SALES
                                                                          ----------- -----------
EQ/Van Kampen Comstock................................................... $ 5,366,237 $ 5,434,899
EQ/Wells Fargo Omega Growth..............................................  51,918,423  32,725,722
Fidelity(R) VIP Contrafund(R) Portfolio..................................  67,253,445  19,051,915
Fidelity(R) VIP Equity-Income Portfolio..................................   1,348,682     121,045
Fidelity(R) VIP Mid Cap Portfolio........................................   4,283,448     766,728
Goldman Sachs VIT Mid Cap Value Fund.....................................  10,725,528   4,641,705
Invesco V.I. Diversified Dividend Fund...................................     603,436      69,596
Invesco V.I. Global Real Estate Fund.....................................  21,246,655   7,627,893
Invesco V.I. High Yield Fund.............................................  14,944,453   5,565,931
Invesco V.I. International Growth Fund...................................  11,697,422   2,353,883
Invesco V.I. Mid Cap Core Equity Fund....................................   4,377,569   2,360,055
Invesco V.I. Small Cap Equity Fund.......................................   2,339,532   1,988,432
Ivy Funds VIP Energy.....................................................  13,733,437   8,299,815
Ivy Funds VIP High Income................................................  63,787,456  14,920,696
Ivy Funds VIP Mid Cap Growth.............................................  26,585,712   5,076,926
Ivy Funds VIP Small Cap Growth...........................................   4,777,799   1,932,190
Lazard Retirement Emerging Markets Equity Portfolio......................  52,839,385  17,544,787
MFS(R) International Value Portfolio.....................................  36,510,370  10,547,090
MFS(R) Investors Growth Stock Series.....................................   3,882,186   1,357,028
MFS(R) Investors Trust Series............................................   3,358,516   1,236,215
MFS(R) Technology Portfolio..............................................  15,691,358   8,277,089
MFS(R) Utilities Series..................................................  30,399,433  11,250,180
Multimanager Aggressive Equity...........................................  17,679,469  82,866,186
Multimanager Core Bond...................................................  60,711,337  32,712,878
Multimanager International Equity........................................   7,162,142  12,616,801
Multimanager Large Cap Core Equity.......................................   1,264,178   3,291,471
Multimanager Large Cap Value.............................................   5,166,383  11,006,680
Multimanager Mid Cap Growth..............................................   6,184,498  14,227,186
Multimanager Mid Cap Value...............................................   7,029,818  14,995,078
Multimanager Multi-Sector Bond...........................................  25,429,932  27,975,667
Multimanager Small Cap Growth............................................   5,459,100  10,339,336
Multimanager Small Cap Value.............................................  10,445,509  22,351,650
Multimanager Technology..................................................  32,749,097  41,557,682
Oppenheimer Main Street Fund(R)/VA.......................................     351,214      58,971
PIMCO Variable Insurance Trust Commodityrealreturn(R) Strategy Portfolio.   2,281,390     498,645
Target 2015 Allocation...................................................   4,936,246   5,462,476
Target 2025 Allocation...................................................   8,872,533   5,869,419
Target 2035 Allocation...................................................   8,159,828   3,915,504
Target 2045 Allocation...................................................   6,192,115   2,577,479
Templeton Global Bond Securities Fund....................................   9,193,759     965,052
Van Eck VIP Global Hard Assets Fund......................................  12,548,765   4,398,235

5. Expenses and Related Party Transactions

   The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of The Trusts. Shares are offered by The Trusts at net asset value. Shares in which the Variable Investment Options are invested are categorized by the share class of the Portfolio. All share classes are subject to fees for investment management and advisory services and other Trust expenses and are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") approved by EQAT and VIP Trusts' Board of Directors and adopted by the applicable Trust. The Rule 12b-1 Plans provide that the EQAT and VIP Trusts, on behalf of each related Variable Portfolio, may charge annually a maximum annual distribution and/or service (12b-1) fee of 0.25% of the average daily net assets of a Portfolio attributable to its Class A or Class B shares in respect of activities primarily intended to result in the sale of the respective shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Option invest are borne by the specific unit classes of the Variable Investment Options to which the investments

                                    FSA-100

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

5. Expenses and Related Party Transactions (Concluded)

   are attributable. These fees and expenses are reflected in the net asset value of the shares of the Trusts and the total returns of the Variable Investment Options, but are not included in the expenses or expense ratios of the Variable Investment Options.

   AXA Equitable and its affiliates serve as investment manager of the Portfolios of EQAT and VIP. Each investment manager receives management fees for services performed in their capacity as investment manager of The Trusts. Investment managers either oversee the activities of the investment advisors with respect to The Trusts and are responsible for retaining and discontinuing the services of those advisors or directly manage the Portfolios. Expenses of the Portfolios of EQAT and VIP generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.12% to a high of 1.40% of the average daily net assets of the Portfolios of EQAT and VIP. AXA Equitable, as investment manager of EQAT and VIP, pays expenses for providing investment advisory services to the respective Portfolios, including the fees to the advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC ("AXA Distributors"), affiliates of AXA Equitable, may also receive distribution fees under Rule 12b-1 Plans as described above.

   AXA Equitable, AXA Advisors or AXA Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub-advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services. These fees and payments range from 0.30% to 0.60% of the unaffiliated Portfolios' average daily net assets. AXA Advisors or AXA Distributors may also receive payments from the advisers or sub-advisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers' respective Portfolios.

   AllianceBernstein L.P. ("AllianceBernstein") serves as an investment advisor for a number of Portfolios in EQAT and VIP including the EQ/AllianceBernstein Small Cap Growth, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/International Equity Index, EQ/Large Cap Growth Index, and EQ/Small Company Index; as well as a portion of EQ/Large Cap Value PLUS, EQ/Quality Bond PLUS, Multimanager Aggressive Equity, Multimanager Large Cap Core Equity, Multimanager Large Cap Value, and Multimanager Mid Cap Growth. AllianceBernstein is a limited partnership which is indirectly majority-owned by AXA Equitable and AXA Financial, Inc. (parent to AXA Equitable).

   AXA Advisors and AXA Distributors are distributors and principal underwriters of the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority ("FINRA").

   The Contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network LLC, or its subsidiaries ("AXA Network"). AXA Sales Agreement with AXA Equitable and its Networking Agreement with AXA Advisors. AXA Advisors receives service-related payments under its Supervisory and Distribution Agreement with AXA Equitable. The financial professionals are compensated on a commission basis by AXA Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with AXA Equitable) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with AXA Distributors. The licensed insurance agents who sell AXA Equitable policies for these companies are appointed as agents of AXA Equitable and are registered representatives of the broker-dealers under contract with AXA Distributors.

6. Reorganizations

   In 2012, there were no reorganizations within the Variable Investment Options of the Account.

   In 2011, several fund reorganizations occurred within EQAT and VIP. The corresponding reorganizations occurred within the Variable Investment Options of the Account. The purpose of the reorganizations was to combine or substitute, via tax free exchanges, two Variable Investment Options managed by AXA Equitable with comparable investment objectives.

   In May 2011, pursuant to a Plan of Reorganization and Termination, mergers were approved by shareholders, whereby certain Portfolios of EQAT and VIP (the "Removed Portfolios") exchanged substantially all of their assets and liabilities for interests in certain other Portfolios of EQAT and VIP (the "Surviving Portfolios"). Correspondingly, the Variable Investment Options that invested in the Removed Portfolios (the "Removed Investment Options") were replaced with the Variable Investment Options that invest in the Surviving Portfolios (the "Surviving Investment Options"). For accounting purposes, reorganizations which occurred in 2011 were treated as mergers.

   In 2011, a fund reorganization occurred within AIM Variable Insurance Funds (Invesco Variable Insurance Funds), impacting the Variable Investment Options of the Account. The purpose of the reorganization was to combine, via a tax free exchange, two Variable Investment Options managed by Invesco. This merger was approved, pursuant to a Plan of Reorganization by the Trustees and shareholders of the Invesco V.I. Diversified Dividend Fund. On April 29, 2011, Invesco V.I. Financial Services Fund exchanged all of its assets and liabilities for equivalent interests in Invesco V.I. Diversified Dividend Fund. For accounting purposes, the reorganization which occurred in 2011 was treated as a merger.

                                    FSA-101

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

6. Reorganizations (Concluded)


-------------------------------------------------------------------------------------------------------
                          REMOVED PORTFOLIO                    SURVIVING PORTFOLIO
-------------------------------------------------------------------------------------------------------
 APRIL 29, 2011           INVESCO V.I. FINANCIAL SERVICES FUND INVESCO V.I. DIVERSIFIED DIVIDEND FUND
-------------------------------------------------------------------------------------------------------
Shares -- Series II            10,932                                 4,239
Value -- Series II        $      5.89                          $      15.19
Net Assets Before Merger  $    64,390                          $         --
Net Assets After Merger   $        --                          $     64,390
-------------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/CAPITAL GUARDIAN GROWTH           EQ/LARGE CAP GROWTH PLUS
-------------------------------------------------------------------------------------------------------
Shares -- Class B           1,457,589                            14,915,711
Value -- Class B          $     13.86                          $      17.57
Net Assets Before Merger  $20,202,177                          $241,866,858
Net Assets After Merger   $        --                          $262,069,035
-------------------------------------------------------------------------------------------------------
 MAY 20, 2011             EQ/LORD ABBETT GROWTH AND INCOME     EQ/LARGE CAP VALUE INDEX
-------------------------------------------------------------------------------------------------------
Shares -- Class B           1,978,505                             6,927,143
Value -- Class B          $     10.68                          $       5.61
Net Assets Before Merger  $21,130,433                          $ 17,730,838
Net Assets After Merger   $        --                          $ 38,861,271

7. Contractowner Charges


   Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as "Asset-based Charges" in the Statement of Operations. Under the Contracts, AXA Equitable charges the Account for the following charges:

                                           MORTALITY AND                FINANCIAL
                                           EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                           ------------- -------------- ---------- -----

OLD CONTRACTS                                  0.58%          0.16%          --    0.74%

EQUIPLAN(R) CONTRACTS                          0.58%          0.16%          --    0.74%

EQUI-VEST(R) SERIES 100

EQ/Money Market,
EQ/Common Stock Index.....................     0.56%          0.60%        0.24%   1.40%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

MOMENTUM CONTRACTS

EQ/Money Market,
EQ/Common Stock Index.....................     0.65%          0.60%        0.24%   1.49%

All Other Funds...........................     0.50%          0.60%        0.24%   1.34%

EQUI-VEST(R) SERIES 200

EQ/Money Market,
EQ/Common Stock Index.....................     1.15%          0.25%          --    1.40%

All Other Funds...........................     1.09%          0.25%          --    1.34%

EQUI-VEST(R) SERIES 201

All Funds.................................     0.95%          0.25%          --    1.20%

EQUI-VEST(R) SERIES 300 AND 400 CONTRACTS

EQ/Money Market, EQ/Common Stock Index,
Multimanager Aggressive Equity and
AXA Moderate Allocation...................     1.10%          0.25%          --    1.35%

All Other Funds...........................     1.10%          0.24%          --    1.34%

                                    FSA-102

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)

                                              MORTALITY AND                FINANCIAL
                                              EXPENSE RISKS OTHER EXPENSES ACCOUNTING TOTAL
                                              ------------- -------------- ---------- -----

MOMENTUM PLUS CONTRACTS                           1.10%          0.25%         --     1.35%

EQUI-VEST(R) SERIES 500 CONTRACTS                 1.20%          0.25%         --     1.45%

EQUI-VEST(R) AT RETIREMENT

1.30% All Funds..............................     0.80%          0.50%         --     1.30%

1.25% All Funds..............................     0.75%          0.50%         --     1.25%

EQUI-VEST(R) SERIES 600 AND 800 CONTRACTS         0.95%          0.25%         --     1.20%

EQUI-VEST(R) VANTAGE CONTRACTS

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.40% All Funds..............................     0.40%            --          --     0.40%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 900

1.20% All Funds..............................     1.20%            --          --     1.20%

0.90% All Funds..............................     0.90%            --          --     0.90%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.25% All Funds..............................     0.25%            --          --     0.25%

EQUI-VEST(R) STRATEGIES CONTRACTS SERIES 901

0.00% All Funds..............................      .00%            --          --     0.00%

0.25% All Funds..............................     0.25%            --          --     0.25%

0.50% All Funds..............................     0.50%            --          --     0.50%

0.70% All Funds..............................     0.70%            --          --     0.70%

0.80% All Funds..............................     0.80%            --          --     0.80%

0.90% All Funds..............................     0.90%            --          --     0.90%

1.00% All Funds..............................     1.00%            --          --     1.00%

1.10% All Funds..............................     1.10%            --          --     1.10%

EQUI-VEST(R) EXPRESS SERIES 700 CONTRACTS         0.70%          0.25%         --     0.95%

EQUI-VEST(R) EXPRESS SERIES 701 CONTRACTS

1.10% All Funds..............................     0.85%          0.25%         --     1.10%

EQUI-VEST(R) SERIES 801 CONTRACTS

1.25% All Funds..............................     1.00%          0.25%         --     1.25%

VARIABLE IMMEDIATE ANNUITY

0.50% All Funds..............................     0.40%          0.10%         --     0.50%

   The charges may be retained in the Account by AXA Equitable and, to the extent retained, participate in the net investment results of the Trusts ratably with assets attributable to the Contracts. Under the terms of the Contracts, the aggregate of these asset charges and the charges of The Trusts for advisory fees and for direct operating expenses may not exceed a total effective annual rate of 1.75% for EQUI-VEST Series 100/200 and Momentum Contracts for EQ/Money Market, EQ/Common Stock Index, Multimanager Aggressive Equity and AXA Moderate Allocation Variable Investment Options and 1% of all portfolios of the Old Contracts and EQUIPLAN Contracts (the "Cap"). Fees for advisory services in excess of the Cap are refunded to the Variable Investment Options from AXA Equitable's General Account. Direct operating expenses in excess of the Cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

                                    FSA-103

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Continued)


   For EQUI-VEST(R) Series 200 and EQUI-VEST(R) Series 201 for participants of employer plans that are subject to the rules of the Teachers Retirement System of Texas as well as EQUI-VEST(R) Vantage and EQUI-VEST(R) Strategies Contracts under Optional Retirement Programs in Texas, the total Separate Account A annual expenses and total expenses of the Trust, when added together, are not permitted to exceed 2.75% (except for Multimanager Aggressive Equity, AXA Moderate Allocation, EQ/Common Stock Index and EQ/Money Market options in EQUI-VEST(R) series 200, which are not permitted to exceed 1.75%). Fees for advisory services in excess of the cap are refunded to the Variable Investment Options from AXA Equitable's general account. Direct operating expenses in excess of the cap are absorbed by amounts retained by AXA Equitable in Separate Account A.

   Included as part of "Contract Maintenance Charges" in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value.

   The table below lists all the fees charged by the Variable Investment Option assessed as a redemption of units; the range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or Contractowner's account value. These charges are reflected as part of "Contractowners Transactions" in the Statement of Changes in Net Assets.

                                             WHEN CHARGE
               CHARGES                       IS DEDUCTED                     AMOUNT DEDUCTED                   HOW DEDUCTED
                -------                       -----------                    ---------------                    ------------

Annual Administrative charge            Annual                  LOW - $0 depending on the product and      Unit liquidation from
                                                                account value.                             account value

                                                                HIGH - Depending on account value, $50 if  Unit liquidation from
                                                                the account value on the last business     account value
                                                                day of the contract year is less than
                                                                $100,000.

Withdrawal Charge                       At time of transaction  LOW - 5% of withdrawals or contributions   Unit liquidation from
                                                                made in the current and prior five         account value
                                                                participation years, whichever is less.

                                                                HIGH - 7% of contributions withdrawn,
                                                                declining by 1% each contract years
                                                                following each contribution.

                                                                Exceptions and limitations may eliminate
                                                                or reduce the withdrawal charge.

Plan Loan charges                       At time of transaction  $25 set-up fee and $6 quarterly            Unit liquidation from
                                                                recordkeeping fee                          account value

Variable Immediate Annuity Payout       At time of transaction  $350 annuity administration fee            Unit liquidation from
option                                                                                                     account value

Charge for third-party transfer or      At time of transaction  $0 to $65                                  Unit liquidation from
exchange                                                                                                   account value

Enhanced death benefit charge           Participation date      0.15% of account value                     Unit liquidation from
                                        anniversary                                                        account value

Guaranteed Minimum Income Benefit                               0.65%                                      Unit liquidation from
                                                                                                           account value

Guaranteed Withdrawal Benefit for Life                          LOW - 0.60% for single life option;        Unit liquidation from
                                                                    0.75% for joint life option            account value

                                                                HIGH - 0.75% for single life;
                                                                    0.90% for joint life

Sales Premium and Other Applicable                              Current tax charge varies by jurisdiction  Deducted from the
Taxes                                                           and ranges from 0% to 3.5%.                amount applied to
                                                                                                           provide an annuity
                                                                                                           payout option

                                    FSA-104

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

7. Contractowner Charges (Concluded)

                                          WHEN CHARGE
            CHARGES                       IS DEDUCTED                       AMOUNT DEDUCTED                   HOW DEDUCTED
             -------                      -----------                       ---------------                    ------------

Guaranteed minimum death benefit                               STANDARD DEATH BENEFIT (AVAILABLE ONLY     Unit liquidation from
charge                                                         WITH THE GUARANTEED MINIMUM INCOME         account value
                                                               BENEFIT) - 0.00%

                                                               GWBL STANDARD DEATH BENEFIT - 0.00%

                                                               ANNUAL RACHET TO AGE 85 - 0.25% of the
                                                               Annual Rachet to age 85 benefit base

                                                               GREATER OF 6% ROLL-UP TO AGE 85 OR ANNUAL
                                                               RACHET TO AGE 85 - 0.60% of the greater
                                                               of 6% roll-up to age 85 benefit base, as
                                                               applicable

                                                               GWBL ENHANCED DEATH BENEFIT - 0.30% of
                                                               the GWBL Enhance death benefit base

Personal Income Benefit Charge    Contract/Participation Date  1.00% of the Personal Income Benefit       Unit liquidation from
                                  Anniversary                  account value                              account value

Wire Transfer Charge              At time of transaction       $90 for outgoing wire transfers            Unit liquidation from
                                                                                                          account value

Express Mail Charge               At time of transaction       $35 for checks sent by express delivery    Unit liquidation from
                                                                                                          account value

8. Financial Highlights

   The ranges for the total return ratios and unit values correspond to product groupings that produced the lowest and highest expense ratios. Due to the timing of the introduction of new products into the Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

                                                                          YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                                    UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ------------------- ----------------- -------------- ---------
ALL ASSET GROWTH-ALT 20
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B (l)     $128.21            --                   --             --        11.43%
      Highest contract charge 1.45% Class B (l)    $124.20            --                   --             --        10.36%
      All contract charges                              --           309              $38,706           1.74%          --
2011  Lowest contract charge 0.50% Class B (l)     $115.06            --                   --             --        (3.97)%
      Highest contract charge 1.45% Class B (l)    $112.54            --                   --             --        (4.89)%
      All contract charges                              --           223              $25,298           1.97%          --
2010  Lowest contract charge 0.50% Class B (l)     $119.82            --                   --             --        14.41%
      Highest contract charge 1.45% Class B (l)    $118.33            --                   --             --        13.31%
      All contract charges                              --           101              $11,926           2.90%          --
2009  Lowest contract charge 0.50% Class B (l)     $104.73            --                   --             --         2.75%
      Highest contract charge 1.45% Class B (l)    $104.43            --                   --             --         2.47%
      All contract charges                              --            20              $ 2,043           4.20%          --
AMERICAN CENTURY VP MID CAP VALUE
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Class II (n)    $121.35            --                   --             --        15.65%
      Highest contract charge 1.20% Class II (n)   $119.06            --                   --             --        14.83%
      All contract charges                              --            31              $ 3,763           2.00%          --
2011  Lowest contract charge 0.70% Class II (n)    $104.57            --                   --             --        (1.53)%
      Highest contract charge 1.20% Class II (n)   $103.68            --                   --             --        (2.03)%
      All contract charges                              --            16              $ 1,668           1.44%          --

                                    FSA-105

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                          YEARS ENDED DECEMBER 31,
                                                  -----------------------------------------------------------------------
                                                                    UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                  UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                  ---------- ------------------- ----------------- -------------- ---------
AMERICAN CENTURY VP MID CAP VALUE (CONTINUED)
2010  Lowest contract charge 0.90% Class II (n)    $106.06             --                  --             --         6.01%
      Highest contract charge 1.20% Class II (n)   $105.83             --                  --             --         5.79%
      All contract charges                              --              4            $    472           2.34%          --
AXA AGGRESSIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B         $146.13             --                  --             --        13.60%
      Highest contract charge 1.45% Class B        $133.71             --                  --             --        12.51%
      All contract charges                              --          3,104            $418,515           0.89%          --
2011  Lowest contract charge 0.50% Class B         $128.63             --                  --             --        (7.96)%
      Highest contract charge 1.45% Class B        $118.84             --                  --             --        (8.84)%
      All contract charges                              --          2,983            $357,014           1.34%          --
2010  Lowest contract charge 0.50% Class B         $139.76             --                  --             --        12.51%
      Highest contract charge 1.45% Class B        $130.37             --                  --             --        11.44%
      All contract charges                              --          2,731            $357,010           1.71%          --
2009  Lowest contract charge 0.50% Class B         $124.22             --                  --             --        26.65%
      Highest contract charge 1.45% Class B        $116.99             --                  --             --        25.44%
      All contract charges                              --          2,255            $264,074           1.16%          --
2008  Lowest contract charge 0.50% Class B         $ 98.08             --                  --             --       (39.50)%
      Highest contract charge 1.45% Class B        $ 93.26             --                  --             --       (40.08)%
      All contract charges                              --          1,573            $146,691           1.79%          --
AXA BALANCED STRATEGY
      Unit Value 1.10% to 1.25%*
2012  Lowest contract charge 1.10% Class A (m)     $116.35             --                  --             --         7.33%
      Highest contract charge 1.25% Class A (m)    $115.77             --                  --             --         7.17%
      All contract charges                              --              2            $    245           0.89%          --
2011  Lowest contract charge 1.10% Class A (m)     $108.40             --                  --             --        (3.22)%
      Highest contract charge 1.25% Class A (m)    $108.02             --                  --             --        (3.37)%
      All contract charges                              --              5            $    544           1.36%          --
2010  Lowest contract charge 1.10% Class A (m)     $112.01             --                  --             --         9.12%
      Highest contract charge 1.25% Class A (m)    $111.79             --                  --             --         8.96%
      All contract charges                              --              3            $    350           1.92%          --
2009  Lowest contract charge 1.10% Class A (m)     $102.65             --                  --             --         1.93%
      Highest contract charge 1.25% Class A (m)    $102.60             --                  --             --         1.89%
      All contract charges                              --              4            $    394           2.34%          --
AXA BALANCED STRATEGY
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B (v)     $103.82             --                  --             --         5.32%
      Highest contract charge 1.30% Class B (k)    $123.78             --                  --             --         7.12%
      All contract charges                              --            421            $ 51,523           0.89%          --
2011  Lowest contract charge 1.25% Class B (k)     $115.70             --                  --             --        (3.61)%
      Highest contract charge 1.30% Class B (k)    $115.55             --                  --             --        (3.66)%
      All contract charges                              --            290            $ 33,585           1.36%          --
2010  Lowest contract charge 1.25% Class B (k)     $120.03             --                  --             --         8.68%
      Highest contract charge 1.30% Class B (k)    $119.94             --                  --             --         8.62%
      All contract charges                              --            176            $ 21,202           1.92%          --
2009  Lowest contract charge 1.25% Class B (k)     $110.45             --                  --             --        12.64%
      Highest contract charge 1.30% Class B (k)    $110.42             --                  --             --        12.60%
      All contract charges                              --             51            $  5,642           2.34%          --
AXA CONSERVATIVE ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B         $133.63             --                  --             --         4.06%
      Highest contract charge 1.45% Class B        $122.28             --                  --             --         3.06%
      All contract charges                              --          1,025            $124,090           0.85%          --

                                    FSA-106

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA CONSERVATIVE ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.50% Class B        $128.42             --                  --             --         1.39%
      Highest contract charge 1.45% Class B       $118.65             --                  --             --         0.42%
      All contract charges                             --            988            $116,023           1.76%          --
2010  Lowest contract charge 0.50% Class B        $126.66             --                  --             --         6.73%
      Highest contract charge 1.45% Class B       $118.15             --                  --             --         5.71%
      All contract charges                             --            878            $103,215           2.41%          --
2009  Lowest contract charge 0.50% Class B        $118.67             --                  --             --         9.27%
      Highest contract charge 1.45% Class B       $111.77             --                  --             --         8.24%
      All contract charges                             --            701            $ 78,154           2.54%          --
2008  Lowest contract charge 0.50% Class B        $108.60             --                  --             --       (11.46)%
      Highest contract charge 1.45% Class B       $103.26             --                  --             --       (12.31)%
      All contract charges                             --            539            $ 55,833           4.85%          --
AXA CONSERVATIVE GROWTH STRATEGY
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B (v)    $103.19             --                  --             --         4.35%
      Highest contract charge 1.30% Class B (k)   $121.18             --                  --             --         5.81%
      All contract charges                             --             81            $  9,766           0.92%          --
2011  Lowest contract charge 1.25% Class B (k)    $114.67             --                  --             --        (2.62)%
      Highest contract charge 1.30% Class B (k)   $114.53             --                  --             --        (2.67)%
      All contract charges                             --             52            $  5,951           1.39%          --
2010  Lowest contract charge 1.25% Class B (k)    $117.76             --                  --             --         7.76%
      Highest contract charge 1.30% Class B (k)   $117.67             --                  --             --         7.74%
      All contract charges                             --             31            $  3,722           1.71%          --
2009  Lowest contract charge 1.25% Class B (k)    $109.28             --                  --             --        10.60%
      Highest contract charge 1.30% Class B (k)   $109.22             --                  --             --        10.58%
      All contract charges                             --             10            $  1,140           1.96%          --
AXA CONSERVATIVE STRATEGY
      Unit Value 0.90% to 1.30%*
2012  Lowest contract charge 0.90% Class B (v)    $101.61             --                  --             --         2.14%
      Highest contract charge 1.30% Class B (k)   $101.32             --                  --             --         3.13%
      All contract charges                             --             37            $  4,099           1.00%          --
2011  Lowest contract charge 1.25% Class B (k)    $111.12             --                  --             --        (0.54)%
      Highest contract charge 1.30% Class B (k)   $110.98             --                  --             --        (0.59)%
      All contract charges                             --             25            $  2,768           1.90%          --
2010  Lowest contract charge 1.25% Class B (k)    $111.72             --                  --             --         5.94%
      Highest contract charge 1.30% Class B (k)   $111.64             --                  --             --         5.89%
      All contract charges                             --             13            $  1,475           2.37%          --
2009  Lowest contract charge 1.25% Class B (k)    $105.46             --                  --             --         5.67%
      Highest contract charge 1.30% Class B (k)   $105.43             --                  --             --         5.64%
      All contract charges                             --              3            $    275           2.59%          --
AXA CONSERVATIVE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $136.50             --                  --             --         6.83%
      Highest contract charge 1.45% Class B       $124.91             --                  --             --         5.81%
      All contract charges                             --          1,444            $180,296           0.84%          --
2011  Lowest contract charge 0.50% Class B        $127.77             --                  --             --        (1.21)%
      Highest contract charge 1.45% Class B       $118.05             --                  --             --        (2.15)%
      All contract charges                             --          1,358            $160,091           1.58%          --
2010  Lowest contract charge 0.50% Class B        $129.33             --                  --             --         8.52%
      Highest contract charge 1.45% Class B       $120.64             --                  --             --         7.49%
      All contract charges                             --          1,244            $149,815           2.16%          --
2009  Lowest contract charge 0.50% Class B        $119.17             --                  --             --        13.85%
      Highest contract charge 1.45% Class B       $112.23             --                  --             --        12.76%
      All contract charges                             --          1,056            $118,182           2.15%          --

                                    FSA-107

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA CONSERVATIVE-PLUS ALLOCATION (CONTINUED)
2008  Lowest contract charge 0.50% Class B        $104.67             --                   --            --       (19.83)%
      Highest contract charge 1.45% Class B       $ 99.53             --                   --            --       (20.59)%
      All contract charges                             --            800           $   79,752          3.64%          --
AXA GROWTH STRATEGY
      Unit Value 1.10% to 1.25%*
2012  Lowest contract charge 1.10% Class A (m)    $119.81             --                   --            --         9.99%
      Highest contract charge 1.25% Class A (m)   $119.21             --                   --            --         9.82%
      All contract charges                             --             11           $    1,267          0.73%          --
2011  Lowest contract charge 1.10% Class A (m)    $108.93             --                   --            --        (5.21)%
      Highest contract charge 1.25% Class A (m)   $108.55             --                   --            --        (5.35)%
      All contract charges                             --             11           $    1,177          1.19%          --
2010  Lowest contract charge 1.10% Class A (m)    $114.92             --                   --            --        10.72%
      Highest contract charge 1.25% Class A (m)   $114.69             --                   --            --        10.56%
      All contract charges                             --             13           $    1,535          1.56%          --
2009  Lowest contract charge 1.10% Class A (m)    $103.79             --                   --            --         2.87%
      Highest contract charge 1.25% Class A (m)   $103.74             --                   --            --         2.84%
      All contract charges                             --             14           $    1,474          1.76%          --
AXA MODERATE ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A        $111.06             --                   --            --         8.26%
      Highest contract charge 1.45% Class A       $139.83             --                   --            --         7.22%
      All contract charges                             --         16,009           $1,275,105          0.78%          --
2011  Lowest contract charge 0.50% Class A        $102.59             --                   --            --        (2.64)%
      Highest contract charge 1.45% Class A       $130.42             --                   --            --        (3.56)%
      All contract charges                             --         17,152           $1,263,112          1.69%          --
2010  Lowest contract charge 0.50% Class A        $105.37             --                   --            --         9.63%
      Highest contract charge 1.45% Class A       $135.24             --                   --            --         8.59%
      All contract charges                             --         18,275           $1,387,456          2.37%          --
2009  Lowest contract charge 0.50% Class A        $ 96.11             --                   --            --        16.72%
      Highest contract charge 1.45% Class A       $124.54             --                   --            --        15.60%
      All contract charges                             --         18,864           $1,310,255          1.65%          --
2008  Lowest contract charge 0.50% Class A        $ 82.34             --                   --            --       (24.67)%
      Highest contract charge 1.45% Class A       $107.73             --                   --            --       (25.38)%
      All contract charges                             --         19,014           $1,142,587          3.70%          --
AXA MODERATE ALLOCATION
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)    $102.42             --                   --            --         2.26%
      Highest contract charge 1.30% Class B       $104.38             --                   --            --         7.40%
      All contract charges                             --          2,366           $  307,939          0.78%          --
2011  Lowest contract charge 0.50% Class B        $118.42             --                   --            --        (2.88)%
      Highest contract charge 1.30% Class B       $ 97.19             --                   --            --        (3.65)%
      All contract charges                             --          2,171           $  261,855          1.69%          --
2010  Lowest contract charge 0.50% Class B        $121.93             --                   --            --         9.36%
      Highest contract charge 1.30% Class B       $100.87             --                   --            --         8.50%
      All contract charges                             --          1,923           $  240,775          2.37%          --
2009  Lowest contract charge 0.50% Class B        $111.49             --                   --            --        16.43%
      Highest contract charge 1.30% Class B       $ 92.97             --                   --            --        15.51%
      All contract charges                             --          1,585           $  183,180          1.65%          --
2008  Lowest contract charge 0.50% Class B        $ 95.76             --                   --            --       (24.85)%
      Highest contract charge 1.30% Class B       $ 80.49             --                   --            --       (25.44)%
      All contract charges                             --          1,338           $  136,760          3.70%          --

                                    FSA-108

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA MODERATE GROWTH STRATEGY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B (v)    $104.44             --                  --             --         6.29%
      Highest contract charge 1.45% Class B (v)   $103.79             --                  --             --         5.70%
      All contract charges                             --             24            $  2,581           1.62%          --
AXA MODERATE-PLUS ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $147.66             --                  --             --        10.96%
      Highest contract charge 1.45% Class B       $135.12             --                  --             --         9.91%
      All contract charges                             --          6,573            $890,720           0.81%          --
2011  Lowest contract charge 0.50% Class B        $133.07             --                  --             --        (5.43)%
      Highest contract charge 1.45% Class B       $122.94             --                  --             --        (6.34)%
      All contract charges                             --          6,568            $807,708           1.45%          --
2010  Lowest contract charge 0.50% Class B        $140.71             --                  --             --        11.00%
      Highest contract charge 1.45% Class B       $131.26             --                  --             --         9.94%
      All contract charges                             --          6,277            $822,427           1.82%          --
2009  Lowest contract charge 0.50% Class B        $126.77             --                  --             --        21.35%
      Highest contract charge 1.45% Class B       $119.39             --                  --             --        20.18%
      All contract charges                             --          5,622            $668,768           1.48%          --
2008  Lowest contract charge 0.50% Class B        $104.47             --                  --             --       (32.12)%
      Highest contract charge 1.45% Class B       $ 99.34             --                  --             --       (32.77)%
      All contract charges                             --          4,565            $452,172           2.45%          --
AXA TACTICAL MANAGER 400
      Unit Value 0.40% to 1.34%*
2012  Lowest contract charge 0.40% Class B (w)    $104.96             --                  --             --         4.46%
      Highest contract charge 1.34% Class B (n)   $124.57             --                  --             --        14.91%
      All contract charges                             --             28            $  3,273           0.23%          --
2011  Lowest contract charge 0.70% Class B (n)    $109.35             --                  --             --        (8.86)%
      Highest contract charge 1.34% Class B (n)   $108.41             --                  --             --        (9.45)%
      All contract charges                             --             25            $  2,592           0.05%          --
2010  Lowest contract charge 0.70% Class B (n)    $119.98             --                  --             --        14.37%
      Highest contract charge 1.34% Class B (n)   $119.72             --                  --             --        14.17%
      All contract charges                             --              8            $    954           0.00%          --
AXA TACTICAL MANAGER 500
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (n)    $125.95             --                  --             --        14.01%
      Highest contract charge 1.34% Class B (n)   $124.07             --                  --             --        13.27%
      All contract charges                             --             47            $  5,612           0.66%          --
2011  Lowest contract charge 0.70% Class B (n)    $110.47             --                  --             --        (4.42)%
      Highest contract charge 1.34% Class B (n)   $109.53             --                  --             --        (5.03)%
      All contract charges                             --             35            $  3,721           0.64%          --
2010  Lowest contract charge 0.70% Class B (n)    $115.58             --                  --             --        10.26%
      Highest contract charge 1.34% Class B (n)   $115.33             --                  --             --        10.06%
      All contract charges                             --             10            $  1,215           0.69%          --
AXA TACTICAL MANAGER 2000
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (n)    $126.30             --                  --             --        14.64%
      Highest contract charge 1.34% Class B (n)   $124.41             --                  --             --        13.90%
      All contract charges                             --             16            $  1,867           0.34%          --
2011  Lowest contract charge 0.70% Class B (n)    $110.17             --                  --             --       (11.18)%
      Highest contract charge 1.34% Class B (n)   $109.23             --                  --             --       (11.75)%
      All contract charges                             --             12            $  1,291           0.03%          --
2010  Lowest contract charge 0.70% Class B (n)    $124.04             --                  --             --        17.16%
      Highest contract charge 1.34% Class B (n)   $123.77             --                  --             --        16.95%
      All contract charges                             --              3            $    416           0.08%          --

                                    FSA-109

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
AXA TACTICAL MANAGER INTERNATIONAL
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (n)    $107.84             --                  --             --        15.77%
      Highest contract charge 1.34% Class B (n)   $106.23             --                  --             --        15.03%
      All contract charges                             --             42            $  4,447           0.66%          --
2011  Lowest contract charge 0.70% Class B (n)    $ 93.15             --                  --             --       (16.64)%
      Highest contract charge 1.34% Class B (n)   $ 92.35             --                  --             --       (17.17)%
      All contract charges                             --             34            $  3,102           2.30%          --
2010  Lowest contract charge 0.70% Class B (n)    $111.74             --                  --             --         6.88%
      Highest contract charge 1.34% Class B (n)   $111.50             --                  --             --         6.68%
      All contract charges                             --              5            $    638           1.76%          --
EQ/ALLIANCEBERNSTEIN DYNAMIC WEALTH STRATEGIES PORTFOLIO
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Class B (v)    $103.63             --                  --             --         6.00%
      Highest contract charge 1.34% Class B (v)   $103.20             --                  --             --         5.62%
      All contract charges                             --             13            $  1,420           0.72%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A        $136.80             --                  --             --        15.01%
      Highest contract charge 1.45% Class A       $168.20             --                  --             --        13.91%
      All contract charges                             --          1,112            $259,067           0.21%          --
2011  Lowest contract charge 0.50% Class A        $118.95             --                  --             --        (0.89)%
      Highest contract charge 1.45% Class A       $147.66             --                  --             --        (1.84)%
      All contract charges                             --          1,220            $249,306           0.00%          --
2010  Lowest contract charge 0.50% Class A        $120.02             --                  --             --        32.92%
      Highest contract charge 1.45% Class A       $150.43             --                  --             --        31.64%
      All contract charges                             --          1,331            $276,722           0.05%          --
2009  Lowest contract charge 0.50% Class A        $ 90.30             --                  --             --        35.32%
      Highest contract charge 1.45% Class A       $114.27             --                  --             --        34.04%
      All contract charges                             --          1,403            $221,353           0.15%          --
2008  Lowest contract charge 0.50% Class A        $ 66.73             --                  --             --       (44.79)%
      Highest contract charge 1.45% Class A       $ 85.25             --                  --             --       (45.32)%
      All contract charges                             --          1,444            $169,875           0.01%          --
EQ/ALLIANCEBERNSTEIN SMALL CAP GROWTH
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B        $130.85             --                  --             --        15.00%
      Highest contract charge 1.30% Class B       $128.59             --                  --             --        14.10%
      All contract charges                             --            248            $ 42,946           0.21%          --
2011  Lowest contract charge 0.50% Class B        $113.78             --                  --             --        (1.14)%
      Highest contract charge 1.30% Class B       $112.70             --                  --             --        (1.92)%
      All contract charges                             --            255            $ 39,148           0.00%          --
2010  Lowest contract charge 0.50% Class B        $115.09             --                  --             --        32.58%
      Highest contract charge 1.30% Class B       $114.91             --                  --             --        31.54%
      All contract charges                             --            280            $ 44,323           0.05%          --
2009  Lowest contract charge 0.50% Class B        $ 86.81             --                  --             --        35.01%
      Highest contract charge 1.30% Class B       $ 87.36             --                  --             --        33.93%
      All contract charges                             --            301            $ 36,400           0.15%          --
2008  Lowest contract charge 0.50% Class B        $ 64.30             --                  --             --       (44.93)%
      Highest contract charge 1.30% Class B       $ 65.23             --                  --             --       (45.37)%
      All contract charges                             --            318            $ 29,108           0.01%          --
EQ/AXA FRANKLIN SMALL CAP VALUE CORE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $107.84             --                  --             --        16.24%
      Highest contract charge 1.45% Class B       $101.50             --                  --             --        15.13%
      All contract charges                             --            148            $ 15,132           0.72%          --

                                    FSA-110

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/AXA FRANKLIN SMALL CAP VALUE CORE (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $ 92.77             --                  --             --       (10.03)%
      Highest contract charge 1.45% Class B      $ 88.16             --                  --             --       (10.89)%
      All contract charges                            --            156            $ 13,851           0.14%          --
2010  Lowest contract charge 0.50% Class B       $103.11             --                  --             --        23.65%
      Highest contract charge 1.45% Class B      $ 98.93             --                  --             --        22.47%
      All contract charges                            --            156            $ 15,611           0.19%          --
2009  Lowest contract charge 0.50% Class B       $ 83.39             --                  --             --        27.59%
      Highest contract charge 1.45% Class B      $ 80.78             --                  --             --        26.36%
      All contract charges                            --            144            $ 11,627           1.05%          --
2008  Lowest contract charge 0.50% Class B       $ 65.36             --                  --             --       (33.74)%
      Highest contract charge 1.45% Class B      $ 63.93             --                  --             --       (34.37)%
      All contract charges                            --            118            $  7,589           1.02%          --
EQ/BLACKROCK BASIC VALUE EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $157.69             --                  --             --        13.06%
      Highest contract charge 1.45% Class B      $174.05             --                  --             --        11.99%
      All contract charges                            --          2,239            $456,812           1.59%          --
2011  Lowest contract charge 0.50% Class B       $139.47             --                  --             --        (3.59)%
      Highest contract charge 1.45% Class B      $155.42             --                  --             --        (4.51)%
      All contract charges                            --          2,193            $402,728           1.27%          --
2010  Lowest contract charge 0.50% Class B       $144.66             --                  --             --        11.72%
      Highest contract charge 1.45% Class B      $162.76             --                  --             --        10.66%
      All contract charges                            --          2,041            $397,717           1.33%          --
2009  Lowest contract charge 0.50% Class B       $129.48             --                  --             --        29.64%
      Highest contract charge 1.45% Class B      $147.09             --                  --             --        28.40%
      All contract charges                            --          1,845            $328,742           2.77%          --
2008  Lowest contract charge 0.50% Class B       $ 99.88             --                  --             --       (36.88)%
      Highest contract charge 1.45% Class B      $114.56             --                  --             --       (37.48)%
      All contract charges                            --          1,678            $235,310           1.69%          --
EQ/BOSTON ADVISORS EQUITY INCOME
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $134.67             --                  --             --        17.15%
      Highest contract charge 1.45% Class B      $124.45             --                  --             --        16.02%
      All contract charges                            --            564            $ 70,741           2.09%          --
2011  Lowest contract charge 0.50% Class B       $114.96             --                  --             --        (0.90)%
      Highest contract charge 1.45% Class B      $107.27             --                  --             --        (1.84)%
      All contract charges                            --            516            $ 55,550           1.86%          --
2010  Lowest contract charge 0.50% Class B       $116.00             --                  --             --        15.13%
      Highest contract charge 1.45% Class B      $109.28             --                  --             --        14.03%
      All contract charges                            --            528            $ 57,712           2.42%          --
2009  Lowest contract charge 0.50% Class B       $100.76             --                  --             --        10.99%
      Highest contract charge 1.45% Class B      $ 95.83             --                  --             --         9.92%
      All contract charges                            --            524            $ 50,322           2.62%          --
2008  Lowest contract charge 0.50% Class B       $ 90.78             --                  --             --       (32.64)%
      Highest contract charge 1.45% Class B      $ 87.18             --                  --             --       (33.28)%
      All contract charges                            --            487            $ 42,542           2.38%          --
EQ/CALVERT SOCIALLY RESPONSIBLE
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.42             --                  --             --         1.04%
      Highest contract charge 1.45% Class B      $112.76             --                  --             --        15.05%
      All contract charges                            --            301            $ 26,789           1.00%          --
2011  Lowest contract charge 0.50% Class B       $ 75.24             --                  --             --        (0.24)%
      Highest contract charge 1.35% Class B      $ 76.58             --                  --             --        (1.07)%
      All contract charges                            --            304            $ 23,549           0.38%          --

                                    FSA-111

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/CALVERT SOCIALLY RESPONSIBLE (CONTINUED)
2010  Lowest contract charge 0.50% Class B       $ 75.42             --                   --            --        11.96%
      Highest contract charge 1.45% Class B      $ 99.18             --                   --            --        10.89%
      All contract charges                            --            283           $   22,061          0.05%          --
2009  Lowest contract charge 0.50% Class B       $ 67.36             --                   --            --        30.24%
      Highest contract charge 1.45% Class B      $ 89.44             --                   --            --        28.99%
      All contract charges                            --            267           $   18,810          0.26%          --
2008  Lowest contract charge 0.50% Class B       $ 51.72             --                   --            --       (45.50)%
      Highest contract charge 1.45% Class B      $ 69.34             --                   --            --       (46.02)%
      All contract charges                            --            235           $   12,828          0.29%          --
EQ/CAPITAL GUARDIAN RESEARCH
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B       $150.90             --                   --            --        16.59%
      Highest contract charge 1.45% Class B      $136.36             --                   --            --        15.71%
      All contract charges                            --          1,220              166,755          0.91%          --
2011  Lowest contract charge 0.70% Class B       $129.43             --                   --            --         3.27%
      Highest contract charge 1.45% Class B      $117.85             --                   --            --         2.50%
      All contract charges                            --          1,313           $  155,656          0.71%          --
2010  Lowest contract charge 0.50% Class B       $114.78             --                   --            --        15.22%
      Highest contract charge 1.45% Class B      $114.98             --                   --            --        14.12%
      All contract charges                            --          1,454           $  168,794          0.74%          --
2009  Lowest contract charge 0.50% Class B       $ 99.62             --                   --            --        30.80%
      Highest contract charge 1.45% Class B      $100.76             --                   --            --        29.56%
      All contract charges                            --          1,584           $  161,230          1.16%          --
2008  Lowest contract charge 0.50% Class B       $ 76.16             --                   --            --       (39.97)%
      Highest contract charge 1.45% Class B      $ 77.77             --                   --            --       (40.54)%
      All contract charges                            --          1,706           $  134,398          0.92%          --
EQ/COMMON STOCK INDEX (G)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A       $102.86             --                   --            --        15.02%
      Highest contract charge 1.45% Class A      $109.28             --                   --            --        13.92%
      All contract charges                            --          5,579           $1,869,594          1.54%          --
2011  Lowest contract charge 0.50% Class A       $ 89.43             --                   --            --         0.28%
      Highest contract charge 1.45% Class A      $ 95.93             --                   --            --        (0.68)%
      All contract charges                            --          6,234           $1,826,842          1.45%          --
2010  Lowest contract charge 0.50% Class A       $ 89.18             --                   --            --        15.58%
      Highest contract charge 1.49% Class A      $311.66             --                   --            --        14.67%
      All contract charges                            --          6,983           $2,055,925          1.50%          --
2009  Lowest contract charge 0.50% Class A       $ 77.16             --                   --            --        28.00%
      Highest contract charge 1.49% Class A      $271.80             --                   --            --        27.02%
      All contract charges                            --          7,732           $1,984,969          2.01%          --
2008  Lowest contract charge 0.50% Class A       $ 60.28             --                   --            --       (43.94)%
      Highest contract charge 1.49% Class A      $213.98             --                   --            --       (44.31)%
      All contract charges                            --          8,404           $1,696,532          1.74%          --
EQ/COMMON STOCK INDEX (G)
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)   $101.97             --                   --            --         1.74%
      Highest contract charge 1.30% Class B      $ 96.68             --                   --            --        14.12%
      All contract charges                            --            895           $   93,945          1.54%          --
2011  Lowest contract charge 0.50% Class B       $ 86.56             --                   --            --         0.03%
      Highest contract charge 1.30% Class B      $ 84.72             --                   --            --        (0.76)%
      All contract charges                            --            981           $   90,393          1.45%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53             --                   --            --        15.30%
      Highest contract charge 1.30% Class B      $ 85.37             --                   --            --        14.38%
      All contract charges                            --          1,085           $  100,911          1.50%          --

                                    FSA-112

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/COMMON STOCK INDEX (G) (CONTINUED)
2009  Lowest contract charge 0.50% Class B       $ 75.05             --                  --             --        27.68%
      Highest contract charge 1.30% Class B      $ 74.64             --                  --             --        26.68%
      All contract charges                            --          1,189            $ 96,715           2.01%          --
2008  Lowest contract charge 0.50% Class B       $ 58.78             --                  --             --       (44.08)%
      Highest contract charge 1.30% Class B      $ 58.92             --                  --             --       (44.52)%
      All contract charges                            --          1,286            $ 82,770           1.74%          --
EQ/CORE BOND INDEX (J)
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.06             --                  --             --         1.02%
      Highest contract charge 1.45% Class B      $116.57             --                  --             --         1.66%
      All contract charges                            --          1,022            $120,948           1.43%          --
2011  Lowest contract charge 0.50% Class B       $126.30             --                  --             --         4.28%
      Highest contract charge 1.45% Class B      $114.67             --                  --             --         3.29%
      All contract charges                            --          1,056            $122,833           1.85%          --
2010  Lowest contract charge 0.50% Class B       $121.12             --                  --             --         5.25%
      Highest contract charge 1.45% Class B      $111.02             --                  --             --         4.25%
      All contract charges                            --          1,128            $127,022           2.18%          --
2009  Lowest contract charge 0.50% Class B       $115.08             --                  --             --         2.18%
      Highest contract charge 1.45% Class B      $106.50             --                  --             --         1.20%
      All contract charges                            --          1,163            $125,579           2.75%          --
2008  Lowest contract charge 0.50% Class B       $112.63             --                  --             --        (9.40)%
      Highest contract charge 1.45% Class B      $105.24             --                  --             --       (10.26)%
      All contract charges                            --            993            $105,935           4.16%          --
EQ/DAVIS NEW YORK VENTURE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $ 91.42             --                  --             --        11.37%
      Highest contract charge 1.45% Class B      $ 86.61             --                  --             --        10.29%
      All contract charges                            --            301            $ 26,650           0.86%          --
2011  Lowest contract charge 0.50% Class B       $ 82.09             --                  --             --        (5.13)%
      Highest contract charge 1.45% Class B      $ 78.53             --                  --             --        (6.03)%
      All contract charges                            --            322            $ 25,523           0.30%          --
2010  Lowest contract charge 0.50% Class B       $ 86.53             --                  --             --        11.19%
      Highest contract charge 1.45% Class B      $ 83.57             --                  --             --        10.14%
      All contract charges                            --            332            $ 28,092           0.85%          --
2009  Lowest contract charge 0.50% Class B       $ 77.82             --                  --             --        32.01%
      Highest contract charge 1.45% Class B      $ 75.88             --                  --             --        30.76%
      All contract charges                            --            281            $ 21,535           1.99%          --
2008  Lowest contract charge 0.50% Class B       $ 58.95             --                  --             --       (39.51)%
      Highest contract charge 1.45% Class B      $ 58.03             --                  --             --       (40.09)%
      All contract charges                            --            187            $ 10,886           0.78%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A       $112.35             --                  --             --        14.65%
      Highest contract charge 1.45% Class A      $120.89             --                  --             --        13.57%
      All contract charges                            --          2,282            $715,915           1.69%          --
2011  Lowest contract charge 0.50% Class A       $ 97.99             --                  --             --         1.26%
      Highest contract charge 1.45% Class A      $106.45             --                  --             --         0.29%
      All contract charges                            --          2,408            $665,749           1.68%          --
2010  Lowest contract charge 0.50% Class A       $ 96.77             --                  --             --        14.09%
      Highest contract charge 1.45% Class A      $106.14             --                  --             --        13.00%
      All contract charges                            --          2,548            $703,946           1.65%          --
2009  Lowest contract charge 0.50% Class A       $ 84.82             --                  --             --        25.55%
      Highest contract charge 1.45% Class A      $ 93.93             --                  --             --        24.34%
      All contract charges                            --          2,660            $651,857           2.22%          --

                                    FSA-113

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/EQUITY 500 INDEX (CONTINUED)
2008  Lowest contract charge 0.50% Class A       $ 67.56             --                  --             --       (37.48)%
      Highest contract charge 1.45% Class A      $ 75.54             --                  --             --       (38.07)%
      All contract charges                            --          2,707            $534,905           1.87%          --
EQ/EQUITY 500 INDEX
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)   $101.23             --                  --             --         1.05%
      Highest contract charge 1.30% Class B      $105.59             --                  --             --        13.75%
      All contract charges                            --            986            $112,301           1.69%          --
2011  Lowest contract charge 0.50% Class B       $ 96.88             --                  --             --         1.01%
      Highest contract charge 1.30% Class B      $ 92.83             --                  --             --         0.21%
      All contract charges                            --            937            $ 94,390           1.68%          --
2010  Lowest contract charge 0.50% Class B       $ 95.91             --                  --             --        13.80%
      Highest contract charge 1.30% Class B      $ 92.64             --                  --             --        12.91%
      All contract charges                            --            909              91,565           1.65%          --
2009  Lowest contract charge 0.50% Class B       $ 84.28             --                  --             --        25.25%
      Highest contract charge 1.30% Class B      $ 82.05             --                  --             --        24.24%
      All contract charges                            --            891            $ 79,695           2.22%          --
2008  Lowest contract charge 0.50% Class B       $ 67.29             --                  --             --       (37.64)%
      Highest contract charge 1.30% Class B      $ 66.04             --                  --             --       (38.13)%
      All contract charges                            --            852            $ 61,956           1.87%          --
EQ/EQUITY GROWTH PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $167.46             --                  --             --        13.67%
      Highest contract charge 1.45% Class B      $150.33             --                  --             --        12.58%
      All contract charges                            --          2,100            $320,204           0.61%          --
2011  Lowest contract charge 0.50% Class B       $147.32             --                  --             --        (6.66)%
      Highest contract charge 1.45% Class B      $133.53             --                  --             --        (7.55)%
      All contract charges                            --          2,304            $311,114           0.26%          --
2010  Lowest contract charge 0.50% Class B       $157.83             --                  --             --        14.68%
      Highest contract charge 1.45% Class B      $144.44             --                  --             --        13.59%
      All contract charges                            --          2,551            $371,771           0.29%          --
2009  Lowest contract charge 0.50% Class B       $137.63             --                  --             --        27.18%
      Highest contract charge 1.45% Class B      $127.16             --                  --             --        25.96%
      All contract charges                            --          2,765            $354,268           0.90%          --
2008  Lowest contract charge 0.50% Class B       $108.22             --                  --             --       (40.59)%
      Highest contract charge 1.45% Class B      $100.95             --                  --             --       (41.16)%
      All contract charges                            --          2,670            $271,576           0.99%          --
EQ/FRANKLIN CORE BALANCED
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $102.12             --                  --             --         2.16%
      Highest contract charge 1.45% Class B      $107.49             --                  --             --         9.61%
      All contract charges                            --            669            $ 72,627           3.08%          --
2011  Lowest contract charge 0.50% Class B       $103.19             --                  --             --        (0.42)%
      Highest contract charge 1.45% Class B      $ 98.07             --                  --             --        (1.37)%
      All contract charges                            --            717            $ 70,812           3.23%          --
2010  Lowest contract charge 0.50% Class B       $103.63             --                  --             --        10.75%
      Highest contract charge 1.45% Class B      $ 99.43             --                  --             --         9.68%
      All contract charges                            --            785            $ 78,731           3.04%          --
2009  Lowest contract charge 0.50% Class B       $ 93.57             --                  --             --        29.87%
      Highest contract charge 1.45% Class B      $ 90.65             --                  --             --        28.64%
      All contract charges                            --            850            $ 77,384           5.79%          --
2008  Lowest contract charge 0.50% Class B       $ 72.05             --                  --             --       (32.14)%
      Highest contract charge 1.45% Class B      $ 70.47             --                  --             --       (32.79)%
      All contract charges                            --            845            $ 59,776           6.17%          --

                                    FSA-114

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/FRANKLIN TEMPLETON ALLOCATION
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Class B       $ 91.54             --                  --             --        14.14%
      Highest contract charge 1.34% Class B      $ 87.28             --                  --             --        13.19%
      All contract charges                            --            589            $ 51,679           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 80.20             --                  --             --        (4.92)%
      Highest contract charge 1.34% Class B      $ 77.11             --                  --             --        (5.72)%
      All contract charges                            --            598            $ 46,424           1.83%          --
2010  Lowest contract charge 0.50% Class B       $ 84.35             --                  --             --         9.84%
      Highest contract charge 1.45% Class B      $ 81.46             --                  --             --         8.79%
      All contract charges                            --            593            $ 48,725           2.10%          --
2009  Lowest contract charge 0.50% Class B       $ 76.79             --                  --             --        27.81%
      Highest contract charge 1.45% Class B      $ 74.88             --                  --             --        26.59%
      All contract charges                            --            562            $ 42,403           2.59%          --
2008  Lowest contract charge 0.50% Class B       $ 60.08             --                  --             --       (37.20)%
      Highest contract charge 1.45% Class B      $ 59.15             --                  --             --       (37.80)%
      All contract charges                            --            501            $ 29,735           4.75%          --
EQ/GAMCO MERGERS AND ACQUISITIONS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $139.10             --                  --             --         4.72%
      Highest contract charge 1.45% Class B      $129.24             --                  --             --         3.72%
      All contract charges                            --            150            $ 19,467           0.00%          --
2011  Lowest contract charge 0.50% Class B       $132.83             --                  --             --         0.84%
      Highest contract charge 1.45% Class B      $124.60             --                  --             --        (0.12)%
      All contract charges                            --            159            $ 19,826           0.18%          --
2010  Lowest contract charge 0.50% Class B       $131.72             --                  --             --         9.08%
      Highest contract charge 1.45% Class B      $124.75             --                  --             --         8.04%
      All contract charges                            --            151            $ 18,664           0.00%          --
2009  Lowest contract charge 0.50% Class B       $120.76             --                  --             --        16.04%
      Highest contract charge 1.45% Class B      $115.47             --                  --             --        14.93%
      All contract charges                            --            120            $ 13,875             --           --
2008  Lowest contract charge 0.50% Class B       $104.07             --                  --             --       (14.25)%
      Highest contract charge 1.45% Class B      $100.47             --                  --             --       (15.07)%
      All contract charges                            --            115            $ 11,611           0.51%          --
EQ/GAMCO SMALL COMPANY VALUE
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $107.99             --                  --             --         7.26%
      Highest contract charge 1.45% Class B      $201.92             --                  --             --        16.14%
      All contract charges                            --          2,285            $456,724           1.31%          --
2011  Lowest contract charge 0.50% Class B       $186.34             --                  --             --        (3.97)%
      Highest contract charge 1.45% Class B      $173.86             --                  --             --        (4.89)%
      All contract charges                            --          2,138            $367,988           0.08%          --
2010  Lowest contract charge 0.50% Class B       $194.05             --                  --             --        31.98%
      Highest contract charge 1.45% Class B      $182.80             --                  --             --        30.72%
      All contract charges                            --          1,887            $341,922           0.39%          --
2009  Lowest contract charge 0.50% Class B       $147.03             --                  --             --        40.75%
      Highest contract charge 1.45% Class B      $139.84             --                  --             --        39.39%
      All contract charges                            --          1,474            $205,125           0.47%          --
2008  Lowest contract charge 0.50% Class B       $104.46             --                  --             --       (31.01)%
      Highest contract charge 1.45% Class B      $100.32             --                  --             --       (31.66)%
      All contract charges                            --          1,113            $111,588           0.62%          --
EQ/GLOBAL BOND PLUS
      Unit Value 0.50% to 1.45%
2012  Lowest contract charge 0.50% Class B       $133.27             --                  --             --         3.20%
      Highest contract charge 1.45% Class B      $124.33             --                  --             --         2.21%
      All contract charges                            --            684            $ 86,443           1.44%          --

                                    FSA-115

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
EQ/GLOBAL BOND PLUS (CONTINUED)
2011  Lowest contract charge 0.50% Class B    $129.14             --                  --             --         3.88%
      Highest contract charge 1.45% Class B   $121.64             --                  --             --         2.89%
      All contract charges                         --            678            $ 83,622           3.45%          --
2010  Lowest contract charge 0.50% Class B    $124.32             --                  --             --         5.78%
      Highest contract charge 1.45% Class B   $118.22             --                  --             --         4.76%
      All contract charges                         --            613            $ 73,535           2.99%          --
2009  Lowest contract charge 0.50% Class B    $117.53             --                  --             --         1.46%
      Highest contract charge 1.45% Class B   $112.85             --                  --             --         0.49%
      All contract charges                         --            507            $ 57,768           0.80%          --
2008  Lowest contract charge 0.50% Class B    $115.84             --                  --             --         5.94%
      Highest contract charge 1.45% Class B   $112.30             --                  --             --         4.94%
      All contract charges                         --            483            $ 54,607          19.47%          --
EQ/GLOBAL MULTI-SECTOR EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $244.94             --                  --             --        16.39%
      Highest contract charge 1.45% Class B   $253.40             --                  --             --        15.28%
      All contract charges                         --          2,004             382,122           1.42%          --
2011  Lowest contract charge 0.50% Class B    $210.44             --                  --             --       (12.75)%
      Highest contract charge 1.45% Class B   $219.81             --                  --             --       (13.59)%
      All contract charges                         --          2,138            $354,891           1.73%          --
2010  Lowest contract charge 0.50% Class B    $241.20             --                  --             --        10.90%
      Highest contract charge 1.45% Class B   $254.37             --                  --             --         9.84%
      All contract charges                         --          2,335            $448,383           1.13%          --
2009  Lowest contract charge 0.50% Class B    $217.50             --                  --             --        49.31%
      Highest contract charge 1.45% Class B   $231.58             --                  --             --        47.89%
      All contract charges                         --          2,370            $413,743           1.34%          --
2008  Lowest contract charge 0.50% Class B    $145.67             --                  --             --       (57.56)%
      Highest contract charge 1.45% Class B   $156.59             --                  --             --       (57.97)%
      All contract charges                         --          2,129            $253,220           0.14%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class A    $167.79             --                  --             --         0.27%
      Highest contract charge 1.45% Class A   $144.47             --                  --             --        (0.49)%
      All contract charges                         --            374            $ 64,905           0.24%          --
2011  Lowest contract charge 0.70% Class A    $167.34             --                  --             --         4.82%
      Highest contract charge 1.45% Class A   $145.18             --                  --             --         4.03%
      All contract charges                         --            406            $ 71,034           0.59%          --
2010  Lowest contract charge 0.50% Class A    $112.11             --                  --             --         3.96%
      Highest contract charge 1.45% Class A   $139.56             --                  --             --         2.96%
      All contract charges                         --            441            $ 74,135           1.34%          --
2009  Lowest contract charge 0.50% Class A    $107.84             --                  --             --        (2.52)%
      Highest contract charge 1.45% Class A   $135.54             --                  --             --        (3.45)%
      All contract charges                         --            480            $ 78,061           1.17%          --
2008  Lowest contract charge 0.50% Class A    $110.63             --                  --             --         3.33%
      Highest contract charge 1.45% Class A   $140.38             --                  --             --         2.35%
      All contract charges                         --            531            $ 89,495           3.33%          --
EQ/INTERMEDIATE GOVERNMENT BOND
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B    $149.03             --                  --             --         0.47%
      Highest contract charge 1.30% Class B   $111.19             --                  --             --        (0.32)%
      All contract charges                         --            161            $ 22,012           0.24%          --
2011  Lowest contract charge 0.90% Class B    $151.15             --                  --             --         4.35%
      Highest contract charge 1.30% Class B   $111.55             --                  --             --         3.94%
      All contract charges                         --            176            $ 24,234           0.59%          --

                                    FSA-116

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
EQ/INTERMEDIATE GOVERNMENT BOND (CONTINUED)
2010  Lowest contract charge 0.50% Class B    $141.57             --                  --             --         3.70%
      Highest contract charge 1.30% Class B   $107.32             --                  --             --         2.87%
      All contract charges                         --            177            $ 23,904           1.34%          --
2009  Lowest contract charge 0.50% Class B    $136.52             --                  --             --        (2.76)%
      Highest contract charge 1.30% Class B   $104.32             --                  --             --        (3.52)%
      All contract charges                         --            189            $ 25,089           1.17%          --
2008  Lowest contract charge 0.50% Class B    $140.40             --                  --             --         3.08%
      Highest contract charge 1.30% Class B   $108.13             --                  --             --         2.26%
      All contract charges                         --            220            $ 30,638           3.33%          --
EQ/INTERNATIONAL CORE PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $111.98             --                  --             --        15.73%
      Highest contract charge 1.45% Class B   $138.21             --                  --             --        14.62%
      All contract charges                         --          1,125            $127,018           1.47%          --
2011  Lowest contract charge 0.50% Class B    $ 96.76             --                  --             --       (17.35)%
      Highest contract charge 1.45% Class B   $120.58             --                  --             --       (18.13)%
      All contract charges                         --          1,229            $119,909           2.76%          --
2010  Lowest contract charge 0.50% Class B    $117.07             --                  --             --         8.68%
      Highest contract charge 1.45% Class B   $147.29             --                  --             --         7.64%
      All contract charges                         --          1,247            $148,586           1.90%          --
2009  Lowest contract charge 0.50% Class B    $107.72             --                  --             --        34.65%
      Highest contract charge 1.45% Class B   $136.84             --                  --             --        33.37%
      All contract charges                         --          1,120            $124,727           3.37%          --
2008  Lowest contract charge 0.50% Class B    $ 80.00             --                  --             --       (45.13)%
      Highest contract charge 1.45% Class B   $102.60             --                  --             --       (45.66)%
      All contract charges                         --            889            $ 75,314           1.61%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A    $ 78.26             --                  --             --        15.68%
      Highest contract charge 1.45% Class A   $ 97.62             --                  --             --        14.58%
      All contract charges                         --          2,926            $367,081           2.99%          --
2011  Lowest contract charge 0.50% Class A    $ 67.65             --                  --             --       (12.42)%
      Highest contract charge 1.45% Class A   $ 85.20             --                  --             --       (13.26)%
      All contract charges                         --          3,187            $348,671           2.95%          --
2010  Lowest contract charge 0.50% Class A    $ 77.24             --                  --             --         4.95%
      Highest contract charge 1.45% Class A   $ 98.22             --                  --             --         3.96%
      All contract charges                         --          3,485            $439,022           2.46%          --
2009  Lowest contract charge 0.50% Class A    $ 73.60             --                  --             --        26.79%
      Highest contract charge 1.45% Class A   $ 94.48             --                  --             --        25.55%
      All contract charges                         --          3,794            $458,941           2.69%          --
2008  Lowest contract charge 0.50% Class A    $ 58.05             --                  --             --       (50.85)%
      Highest contract charge 1.45% Class A   $ 75.25             --                  --             --       (51.31)%
      All contract charges                         --          3,962            $381,162           2.82%          --
EQ/INTERNATIONAL EQUITY INDEX
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B    $102.38             --                  --             --        15.68%
      Highest contract charge 1.30% Class B   $ 73.56             --                  --             --        14.78%
      All contract charges                         --            456            $ 42,914           2.99%          --
2011  Lowest contract charge 0.50% Class B    $ 88.50             --                  --             --       (12.64)%
      Highest contract charge 1.30% Class B   $ 64.09             --                  --             --       (13.33)%
      All contract charges                         --            537            $ 44,371           2.95%          --
2010  Lowest contract charge 0.50% Class B    $101.30             --                  --             --         4.69%
      Highest contract charge 1.30% Class B   $ 73.95             --                  --             --         3.86%
      All contract charges                         --            614              58,834           2.46%          --

                                    FSA-117

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/INTERNATIONAL EQUITY INDEX (CONTINUED)
2009  Lowest contract charge 0.50% Class B       $ 96.76             --                  --             --        26.47%
      Highest contract charge 1.30% Class B      $ 71.20             --                  --             --        25.46%
      All contract charges                            --            676            $ 62,696           2.69%          --
2008  Lowest contract charge 0.50% Class B       $ 76.51             --                  --             --       (50.97)%
      Highest contract charge 1.30% Class B      $ 56.75             --                  --             --       (51.35)%
      All contract charges                            --            744            $ 55,667           2.82%          --
EQ/INTERNATIONAL VALUE PLUS
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $109.45             --                  --             --         9.20%
      Highest contract charge 1.45% Class B      $131.98             --                  --             --        15.76%
      All contract charges                            --          1,740            $211,658           1.81%          --
2011  Lowest contract charge 0.50% Class B       $ 94.32             --                  --             --       (16.58)%
      Highest contract charge 1.45% Class B      $114.01             --                  --             --       (17.38)%
      All contract charges                            --          1,878            $198,047           1.92%          --
2010  Lowest contract charge 0.50% Class B       $113.07             --                  --             --         5.54%
      Highest contract charge 1.45% Class B      $138.00             --                  --             --         4.54%
      All contract charges                            --          2,043            $260,491           0.77%          --
2009  Lowest contract charge 0.50% Class B       $107.14             --                  --             --        29.60%
      Highest contract charge 1.45% Class B      $132.01             --                  --             --        28.35%
      All contract charges                            --          2,074            $252,937           2.12%          --
2008  Lowest contract charge 0.50% Class B       $ 82.67             --                  --             --       (43.28)%
      Highest contract charge 1.45% Class B      $102.85             --                  --             --       (43.82)%
      All contract charges                            --          2,004            $190,748           2.24%          --
EQ/JPMORGAN VALUE OPPORTUNITIES
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B       $125.53             --                  --             --        15.24%
      Highest contract charge 1.45% Class B      $111.30             --                  --             --        14.36%
      All contract charges                            --            334            $ 45,422           0.96%          --
2011  Lowest contract charge 0.70% Class B       $108.93             --                  --             --        (5.89)%
      Highest contract charge 1.45% Class B      $ 97.32             --                  --             --        (6.60)%
      All contract charges                            --            360            $ 43,245           1.04%          --
2010  Lowest contract charge 0.50% Class B       $116.66             --                  --             --        11.76%
      Highest contract charge 1.45% Class B      $104.20             --                  --             --        10.70%
      All contract charges                            --            384            $ 49,132           1.33%          --
2009  Lowest contract charge 0.50% Class B       $104.38             --                  --             --        31.64%
      Highest contract charge 1.45% Class B      $ 94.13             --                  --             --        30.39%
      All contract charges                            --            376            $ 43,960           1.50%          --
2008  Lowest contract charge 0.50% Class B       $ 79.29             --                  --             --       (40.07)%
      Highest contract charge 1.45% Class B      $ 72.19             --                  --             --       (40.65)%
      All contract charges                            --            380            $ 34,198           1.82%          --
EQ/LARGE CAP CORE PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $103.69             --                  --             --        14.41%
      Highest contract charge 1.45% Class B      $ 96.91             --                  --             --        13.32%
      All contract charges                            --            136            $ 13,441           1.09%          --
2011  Lowest contract charge 0.50% Class B       $ 90.63             --                  --             --        (4.71)%
      Highest contract charge 1.45% Class B      $ 85.52             --                  --             --        (5.63)%
      All contract charges                            --            157            $ 13,764           1.03%          --
2010  Lowest contract charge 0.50% Class B       $ 95.11             --                  --             --        13.61%
      Highest contract charge 1.45% Class B      $ 90.62             --                  --             --        12.53%
      All contract charges                            --            173            $ 16,084           1.05%          --
2009  Lowest contract charge 0.50% Class B       $ 83.72             --                  --             --        25.88%
      Highest contract charge 1.45% Class B      $ 80.53             --                  --             --        24.68%
      All contract charges                            --            163            $ 13,328           4.70%          --

                                    FSA-118

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
EQ/LARGE CAP CORE PLUS (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $ 66.51             --                  --             --       (37.71)%
      Highest contract charge 1.45% Class B   $ 64.59             --                  --             --       (38.32)%
      All contract charges                         --            150            $  9,852           0.37%          --
EQ/LARGE CAP GROWTH INDEX
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $ 86.48             --                  --             --        14.15%
      Highest contract charge 1.45% Class B   $ 84.50             --                  --             --        13.06%
      All contract charges                         --          1,516            $131,427           1.24%          --
2011  Lowest contract charge 0.50% Class B    $ 75.76             --                  --             --         1.84%
      Highest contract charge 1.45% Class B   $ 74.74             --                  --             --         0.88%
      All contract charges                         --          1,553            $118,553           0.88%          --
2010  Lowest contract charge 0.50% Class B    $ 74.39             --                  --             --        15.37%
      Highest contract charge 1.45% Class B   $ 74.09             --                  --             --        14.27%
      All contract charges                         --          1,628            $123,033           0.96%          --
2009  Lowest contract charge 0.50% Class B    $ 64.48             --                  --             --        35.52%
      Highest contract charge 1.45% Class B   $ 64.84             --                  --             --        34.24%
      All contract charges                         --          1,755            $115,833           2.19%          --
2008  Lowest contract charge 0.50% Class B    $ 47.58             --                  --             --       (36.59)%
      Highest contract charge 1.45% Class B   $ 48.30             --                  --             --       (37.20)%
      All contract charges                         --          1,741            $ 85,377           0.14%          --
EQ/LARGE CAP GROWTH PLUS (R)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $ 70.75             --                  --             --        13.16%
      Highest contract charge 1.45% Class B   $106.36             --                  --             --        12.09%
      All contract charges                         --          1,473            $230,620           0.57%          --
2011  Lowest contract charge 0.50% Class B    $ 62.52             --                  --             --        (4.14)%
      Highest contract charge 1.45% Class B   $ 94.89             --                  --             --        (5.05)%
      All contract charges                         --          1,612            $225,271           0.40%          --
2010  Lowest contract charge 0.50% Class B    $ 65.22             --                  --             --        13.88%
      Highest contract charge 1.45% Class B   $ 99.94             --                  --             --        12.80%
      All contract charges                         --          1,626            $240,110           0.37%          --
2009  Lowest contract charge 0.50% Class B    $ 57.27             --                  --             --        34.18%
      Highest contract charge 1.45% Class B   $ 88.60             --                  --             --        32.89%
      All contract charges                         --          1,746            $229,113           1.30%          --
2008  Lowest contract charge 0.50% Class B    $ 42.68             --                  --             --       (38.55)%
      Highest contract charge 1.45% Class B   $ 66.67             --                  --             --       (39.13)%
      All contract charges                         --          1,840            $181,508           0.11%          --
EQ/LARGE CAP VALUE INDEX (S)
      Unit Value 0.70% to 1.45%
2012  Lowest contract charge 0.70% Class B    $ 70.06             --                  --             --        15.78%
      Highest contract charge 1.45% Class B   $ 66.32             --                  --             --        14.90%
      All contract charges                         --            603            $ 40,229           2.04%          --
2011  Lowest contract charge 0.70% Class B    $ 60.51             --                  --             --        (1.03)%
      Highest contract charge 1.45% Class B   $ 57.72             --                  --             --        (1.77)%
      All contract charges                         --            616            $ 35,596           1.82%          --
2010  Lowest contract charge 0.50% Class B    $ 61.79             --                  --             --        14.04%
      Highest contract charge 1.45% Class B   $ 58.76             --                  --             --        12.97%
      All contract charges                         --            276            $ 16,209           1.51%          --
2009  Lowest contract charge 0.50% Class B    $ 54.18             --                  --             --        18.56%
      Highest contract charge 1.45% Class B   $ 52.01             --                  --             --        17.40%
      All contract charges                         --            268            $ 14,005          10.00%          --
2008  Lowest contract charge 0.50% Class B    $ 45.70             --                  --             --       (56.92)%
      Highest contract charge 1.45% Class B   $ 44.30             --                  --             --       (57.33)%
      All contract charges                         --            198            $  8,765           1.43%          --

                                    FSA-119

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A       $129.69             --                  --             --        15.28%
      Highest contract charge 1.45% Class A      $113.23             --                  --             --        14.18%
      All contract charges                            --          5,838            $627,943           1.55%          --
2011  Lowest contract charge 0.50% Class A       $112.50             --                  --             --        (5.28)%
      Highest contract charge 1.45% Class A      $ 99.17             --                  --             --        (6.18)%
      All contract charges                            --          6,453            $607,136           1.30%          --
2010  Lowest contract charge 0.50% Class A       $118.77             --                  --             --        12.34%
      Highest contract charge 1.45% Class A      $105.70             --                  --             --        11.26%
      All contract charges                            --          7,115            $712,720           1.35%          --
2009  Lowest contract charge 0.50% Class A       $105.72             --                  --             --        20.01%
      Highest contract charge 1.45% Class A      $ 95.00             --                  --             --        18.87%
      All contract charges                            --          7,826            $703,519           2.43%          --
2008  Lowest contract charge 0.50% Class A       $ 88.09             --                  --             --       (43.29)%
      Highest contract charge 1.45% Class A      $ 79.92             --                  --             --       (43.83)%
      All contract charges                            --          8,288            $607,794           3.00%          --
EQ/LARGE CAP VALUE PLUS
      Unit Value 0.40% to 1.30%*
2012  Lowest contract charge 0.40% Class B (w)   $103.13             --                  --             --         3.04%
      Highest contract charge 1.30% Class B      $ 77.76             --                  --             --        14.37%
      All contract charges                            --            729            $ 79,920           1.55%          --
2011  Lowest contract charge 0.50% Class B       $111.04             --                  --             --        (5.55)%
      Highest contract charge 1.30% Class B      $ 67.99             --                  --             --        (6.30)%
      All contract charges                            --            852            $ 81,786           1.30%          --
2010  Lowest contract charge 0.50% Class B       $117.56             --                  --             --        12.12%
      Highest contract charge 1.30% Class B      $ 72.56             --                  --             --        11.24%
      All contract charges                            --            994            $101,850           1.35%          --
2009  Lowest contract charge 0.50% Class B       $104.86             --                  --             --        19.84%
      Highest contract charge 1.30% Class B      $ 65.23             --                  --             --        18.88%
      All contract charges                            --          1,154            $106,366           2.43%          --
2008  Lowest contract charge 0.50% Class B       $ 87.50             --                  --             --       (43.61)%
      Highest contract charge 1.30% Class B      $ 54.87             --                  --             --       (44.06)%
      All contract charges                            --          1,368            $124,290           3.00%          --
EQ/LORD ABBETT LARGE CAP CORE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $133.30             --                  --             --        14.79%
      Highest contract charge 1.45% Class B      $123.85             --                  --             --        13.70%
      All contract charges                            --            318            $ 39,251           1.11%          --
2011  Lowest contract charge 0.50% Class B       $116.13             --                  --             --        (8.97)%
      Highest contract charge 1.45% Class B      $108.93             --                  --             --        (9.84)%
      All contract charges                            --            367            $ 39,757           0.72%          --
2010  Lowest contract charge 0.50% Class B       $127.57             --                  --             --        13.40%
      Highest contract charge 1.45% Class B      $120.82             --                  --             --        12.32%
      All contract charges                            --            340            $ 40,755           0.44%          --
2009  Lowest contract charge 0.50% Class B       $112.50             --                  --             --        24.89%
      Highest contract charge 1.45% Class B      $107.57             --                  --             --        23.70%
      All contract charges                            --            227            $ 24,207           0.81%          --
2008  Lowest contract charge 0.50% Class B       $ 90.08             --                  --             --       (31.32)%
      Highest contract charge 1.45% Class B      $ 86.96             --                  --             --       (31.98)%
      All contract charges                            --            104            $  9,067           1.30%          --
EQ/MFS INTERNATIONAL GROWTH
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $108.44             --                  --             --         8.57%
      Highest contract charge 1.45% Class B      $152.49             --                  --             --        17.95%
      All contract charges                            --            529            $ 80,371           1.02%          --

                                    FSA-120

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/MFS INTERNATIONAL GROWTH (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $137.81             --                  --             --       (11.16)%
      Highest contract charge 1.45% Class B      $129.28             --                  --             --       (12.01)%
      All contract charges                            --            490            $ 63,068           0.66%          --
2010  Lowest contract charge 0.50% Class B       $155.13             --                  --             --        14.37%
      Highest contract charge 1.45% Class B      $146.92             --                  --             --        14.87%
      All contract charges                            --            448            $ 65,388           0.99%          --
2009  Lowest contract charge 0.50% Class B       $135.64             --                  --             --        36.55%
      Highest contract charge 1.45% Class B      $127.90             --                  --             --        35.26%
      All contract charges                            --            353            $ 45,543           1.34%          --
2008  Lowest contract charge 0.50% Class B       $ 99.33             --                  --             --       (40.58)%
      Highest contract charge 1.45% Class B      $ 95.89             --                  --             --       (41.15)%
      All contract charges                            --            269            $ 25,877           0.98%          --
EQ/MID CAP INDEX
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $105.09             --                  --             --         4.58%
      Highest contract charge 1.45% Class B      $125.54             --                  --             --        15.38%
      All contract charges                            --          2,667            $336,215           0.99%          --
2011  Lowest contract charge 0.50% Class B       $124.17             --                  --             --        (2.89)%
      Highest contract charge 1.45% Class B      $108.81             --                  --             --        (3.82)%
      All contract charges                            --          2,759            $302,528           0.62%          --
2010  Lowest contract charge 0.50% Class B       $127.87             --                  --             --        25.12%
      Highest contract charge 1.45% Class B      $113.13             --                  --             --        23.93%
      All contract charges                            --          2,915            $331,992           0.76%          --
2009  Lowest contract charge 0.50% Class B       $102.20             --                  --             --        35.58%
      Highest contract charge 1.45% Class B      $ 91.29             --                  --             --        34.29%
      All contract charges                            --          2,983            $274,329           1.14%          --
2008  Lowest contract charge 0.50% Class B       $ 75.38             --                  --             --       (49.53)%
      Highest contract charge 1.45% Class B      $ 67.98             --                  --             --       (50.02)%
      All contract charges                            --          2,796            $192,207           0.92%          --
EQ/MID CAP VALUE PLUS (A)(B)(C)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $189.37             --                  --             --        18.03%
      Highest contract charge 1.45% Class B      $133.91             --                  --             --        16.90%
      All contract charges                            --          2,547            $426,205           1.21%          --
2011  Lowest contract charge 0.50% Class B       $160.44             --                  --             --        (9.88)%
      Highest contract charge 1.45% Class B      $114.55             --                  --             --       (10.74)%
      All contract charges                            --          2,799            $399,994           0.84%          --
2010  Lowest contract charge 0.50% Class B       $178.03             --                  --             --        21.85%
      Highest contract charge 1.45% Class B      $128.33             --                  --             --        20.69%
      All contract charges                            --          3,090            $493,736           1.01%          --
2009  Lowest contract charge 0.50% Class B       $146.11             --                  --             --        35.17%
      Highest contract charge 1.45% Class B      $106.33             --                  --             --        33.88%
      All contract charges                            --          3,356            $444,470           1.36%          --
2008  Lowest contract charge 0.50% Class B       $108.09             --                  --             --       (39.87)%
      Highest contract charge 1.45% Class B      $ 79.42             --                  --             --       (40.45)%
      All contract charges                            --          2,463            $244,404           1.43%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.45%*
2012  Lowest contract charge 0.00% Class A       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.45% Class A      $115.36             --                  --             --        (1.45)%
      All contract charges                            --          1,618            $ 59,952           0.00%          --
2011  Lowest contract charge 0.00% Class A       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.45% Class A      $117.06             --                  --             --        (1.45)%
      All contract charges                            --          1,582            $ 66,822           0.01%          --

                                    FSA-121

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/MONEY MARKET (CONTINUED)
2010  Lowest contract charge 0.50% Class A       $106.54             --                  --             --        (0.40)%
      Highest contract charge 1.49% Class A      $ 35.91             --                  --             --        (1.51)%
      All contract charges                            --          1,522            $ 75,400           0.06%          --
2009  Lowest contract charge 0.50% Class A       $106.97             --                  --             --        (0.21)%
      Highest contract charge 1.49% Class A      $ 36.46             --                  --             --        (1.43)%
      All contract charges                            --          1,888            $ 95,425           0.17%          --
2008  Lowest contract charge 0.50% Class A       $107.20             --                  --             --         1.85%
      Highest contract charge 1.49% Class A      $ 36.99             --                  --             --         1.04%
      All contract charges                            --          2,804            $139,434           2.82%          --
EQ/MONEY MARKET
      Unit Value 0.00% to 1.30%*
2012  Lowest contract charge 0.00% Class B       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.30% Class B      $ 99.51             --                  --             --        (1.29)%
      All contract charges                            --          2,361            $ 34,491           0.00%          --
2011  Lowest contract charge 0.00% Class B       $  1.00             --                  --             --         0.00%
      Highest contract charge 1.30% Class B      $100.81             --                  --             --        (1.28)%
      All contract charges                            --            882            $ 38,034           0.01%          --
2010  Lowest contract charge 0.50% Class B       $117.46             --                  --             --        (0.49)%
      Highest contract charge 1.30% Class B      $102.12             --                  --             --        (1.28)%
      All contract charges                            --            328            $ 37,487           0.06%          --
2009  Lowest contract charge 0.50% Class B       $118.04             --                  --             --        (0.51)%
      Highest contract charge 1.30% Class B      $103.45             --                  --             --        (1.29)%
      All contract charges                            --            380            $ 44,026           0.17%          --
2008  Lowest contract charge 0.50% Class B       $118.64             --                  --             --         1.60%
      Highest contract charge 1.30% Class B      $104.80             --                  --             --         0.80%
      All contract charges                            --            466            $ 55,344           2.82%          --
EQ/MONTAG & CALDWELL GROWTH
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $ 99.99             --                  --             --        (0.22)%
      Highest contract charge 1.45% Class B      $139.64             --                  --             --        10.94%
      All contract charges                            --            277            $ 38,861           0.84%          --
2011  Lowest contract charge 0.70% Class B       $132.95             --                  --             --         2.16%
      Highest contract charge 1.45% Class B      $125.87             --                  --             --         1.39%
      All contract charges                            --            295            $ 37,352           0.50%          --
2010  Lowest contract charge 0.50% Class B       $131.79             --                  --             --         7.68%
      Highest contract charge 1.45% Class B      $124.15             --                  --             --         6.65%
      All contract charges                            --            325            $ 40,465           0.61%          --
2009  Lowest contract charge 0.50% Class B       $122.39             --                  --             --        29.09%
      Highest contract charge 1.45% Class B      $116.41             --                  --             --        27.85%
      All contract charges                            --            287            $ 33,366           0.44%          --
2008  Lowest contract charge 0.50% Class B       $ 94.81             --                  --             --       (33.23)%
      Highest contract charge 1.45% Class B      $ 91.05             --                  --             --       (33.86)%
      All contract charges                            --            216            $ 19,750           0.25%          --
EQ/MORGAN STANLEY MID CAP GROWTH
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $102.88             --                  --             --         2.91%
      Highest contract charge 1.45% Class B      $164.04             --                  --             --         7.17%
      All contract charges                            --          1,334            $215,643           0.48%          --
2011  Lowest contract charge 0.50% Class B       $163.17             --                  --             --        (8.16)%
      Highest contract charge 1.45% Class B      $153.06             --                  --             --        (9.03)%
      All contract charges                            --          1,246            $187,783           0.26%          --
2010  Lowest contract charge 0.50% Class B       $177.66             --                  --             --        31.64%
      Highest contract charge 1.45% Class B      $168.26             --                  --             --        30.38%
      All contract charges                            --            997            $166,171           0.12%          --

                                    FSA-122

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
EQ/MORGAN STANLEY MID CAP GROWTH (CONTINUED)
2009  Lowest contract charge 0.50% Class B        $134.96            --                   --             --        56.28%
      Highest contract charge 1.45% Class B       $129.05            --                   --             --        54.79%
      All contract charges                             --           662              $84,822           0.00%          --
2008  Lowest contract charge 0.50% Class B        $ 86.36            --                   --             --       (47.59)%
      Highest contract charge 1.45% Class B       $ 83.37            --                   --             --       (48.09)%
      All contract charges                             --           384              $32,050           0.00%          --
EQ/MUTUAL LARGE CAP EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $100.20            --                   --             --        13.63%
      Highest contract charge 1.45% Class B       $ 94.31            --                   --             --        12.54%
      All contract charges                             --           277              $26,266           1.35%          --
2011  Lowest contract charge 0.50% Class B        $ 88.18            --                   --             --        (4.93)%
      Highest contract charge 1.45% Class B       $ 83.80            --                   --             --        (5.83)%
      All contract charges                             --           308              $25,979           0.90%          --
2010  Lowest contract charge 0.50% Class B        $ 92.75            --                   --             --        11.37%
      Highest contract charge 1.45% Class B       $ 88.99            --                   --             --        10.31%
      All contract charges                             --           342              $30,620           1.86%          --
2009  Lowest contract charge 0.50% Class B        $ 83.28            --                   --             --        24.50%
      Highest contract charge 1.45% Class B       $ 80.67            --                   --             --        23.31%
      All contract charges                             --           364              $29,448           0.19%          --
2008  Lowest contract charge 0.50% Class B        $ 66.89            --                   --             --       (38.41)%
      Highest contract charge 1.45% Class B       $ 65.42            --                   --             --       (39.00)%
      All contract charges                             --           351              $23,077           3.77%          --
EQ/OPPENHEIMER GLOBAL
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B        $118.74            --                   --             --        19.77%
      Highest contract charge 1.45% Class B       $111.76            --                   --             --        18.63%
      All contract charges                             --           555              $62,005           0.89%          --
2011  Lowest contract charge 0.50% Class B        $ 99.14            --                   --             --        (9.08)%
      Highest contract charge 1.45% Class B       $ 94.21            --                   --             --        (9.94)%
      All contract charges                             --           525              $49,427           0.83%          --
2010  Lowest contract charge 0.50% Class B        $109.04            --                   --             --        14.61%
      Highest contract charge 1.45% Class B       $104.61            --                   --             --        13.51%
      All contract charges                             --           356              $37,232           0.66%          --
2009  Lowest contract charge 0.50% Class B        $ 95.14            --                   --             --        37.92%
      Highest contract charge 1.45% Class B       $ 92.16            --                   --             --        36.61%
      All contract charges                             --           242              $22,289           0.70%          --
2008  Lowest contract charge 0.50% Class B        $ 68.98            --                   --             --       (41.04)%
      Highest contract charge 1.45% Class B       $ 67.46            --                   --             --       (41.61)%
      All contract charges                             --           160              $10,889           1.37%          --
EQ/PIMCO ULTRA SHORT BOND (D)(E)
      Unit Value 1.10% to 1.25%*
2012  Lowest contract charge 1.10% Class A (m)    $ 99.61            --                   --             --         0.38%
      Highest contract charge 1.25% Class A (m)   $ 99.11            --                   --             --         0.23%
      All contract charges                             --             2              $   161           0.55%          --
2011  Lowest contract charge 1.10% Class A (m)    $ 99.23            --                   --             --        (1.05)%
      Highest contract charge 1.25% Class A (m)   $ 98.88            --                   --             --        (1.20)%
      All contract charges                             --             2              $   163           0.48%          --
2010  Lowest contract charge 1.10% Class A (m)    $100.28            --                   --             --        (0.02)%
      Highest contract charge 1.25% Class A (m)   $100.08            --                   --             --        (0.17)%
      All contract charges                             --             2              $   168           0.33%          --
2009  Lowest contract charge 1.10% Class A (m)    $100.30            --                   --             --         0.30%
      Highest contract charge 1.25% Class A (m)   $100.25            --                   --             --         0.25%
      All contract charges                             --             2              $   171           1.17%          --

                                    FSA-123

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/PIMCO ULTRA SHORT BOND (D)(E)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $114.29             --                  --             --         0.99%
      Highest contract charge 1.45% Class B      $106.18             --                  --             --         0.02%
      All contract charges                            --          1,066            $115,019           0.55%          --
2011  Lowest contract charge 0.50% Class B       $113.17             --                  --             --        (0.69)%
      Highest contract charge 1.45% Class B      $106.16             --                  --             --        (1.64)%
      All contract charges                            --          1,147            $123,827           0.48%          --
2010  Lowest contract charge 0.50% Class B       $113.96             --                  --             --         0.34%
      Highest contract charge 1.45% Class B      $107.93             --                  --             --        (0.62)%
      All contract charges                            --          1,333            $145,853           0.33%          --
2009  Lowest contract charge 0.50% Class B       $113.57             --                  --             --         7.47%
      Highest contract charge 1.45% Class B      $108.60             --                  --             --         6.44%
      All contract charges                            --          1,345            $147,582           1.17%          --
2008  Lowest contract charge 0.50% Class B       $105.68             --                  --             --        (4.53)%
      Highest contract charge 1.45% Class B      $102.03             --                  --             --        (5.44)%
      All contract charges                            --            975            $100,324           3.21%          --
EQ/QUALITY BOND PLUS (I)
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class A       $169.08             --                  --             --         1.94%
      Highest contract charge 1.45% Class A      $143.42             --                  --             --         1.16%
      All contract charges                            --            526            $ 96,066           0.60%          --
2011  Lowest contract charge 0.70% Class A       $165.87             --                  --             --         0.75%
      Highest contract charge 1.45% Class A      $141.77             --                  --             --         0.00%
      All contract charges                            --            586            $105,659           2.46%          --
2010  Lowest contract charge 0.50% Class A       $109.76             --                  --             --         5.93%
      Highest contract charge 1.45% Class A      $141.77             --                  --             --         4.93%
      All contract charges                            --            663            $119,757          10.69%          --
2009  Lowest contract charge 0.50% Class A       $103.61             --                  --             --         5.75%
      Highest contract charge 1.45% Class A      $135.11             --                  --             --         4.74%
      All contract charges                            --            714            $122,518           3.62%          --
2008  Lowest contract charge 0.50% Class A       $ 97.98             --                  --             --        (6.79)%
      Highest contract charge 1.45% Class A      $129.00             --                  --             --        (7.69)%
      All contract charges                            --            603            $ 98,734           5.15%          --
EQ/QUALITY BOND PLUS (I)
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B       $149.02             --                  --             --         2.15%
      Highest contract charge 1.30% Class B      $106.49             --                  --             --         1.33%
      All contract charges                            --            207            $ 28,867           0.60%          --
2011  Lowest contract charge 0.50% Class B       $145.89             --                  --             --         0.72%
      Highest contract charge 1.30% Class B      $105.09             --                  --             --        (0.08)%
      All contract charges                            --            225            $ 31,270           2.46%          --
2010  Lowest contract charge 0.50% Class B       $144.85             --                  --             --         5.71%
      Highest contract charge 1.30% Class B      $105.17             --                  --             --         4.88%
      All contract charges                            --            257            $ 35,267          10.69%          --
2009  Lowest contract charge 0.50% Class B       $137.03             --                  --             --         5.54%
      Highest contract charge 1.30% Class B      $100.28             --                  --             --         4.70%
      All contract charges                            --            266            $ 35,438           3.62%          --
2008  Lowest contract charge 0.50% Class B       $129.84             --                  --             --        (7.02)%
      Highest contract charge 1.30% Class B      $ 95.78             --                  --             --        (7.74)%
      All contract charges                            --            195            $ 25,267           5.15%          --
EQ/SMALL COMPANY INDEX (H)
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $104.81             --                  --             --         3.94%
      Highest contract charge 1.45% Class B      $168.71             --                  --             --        13.86%
      All contract charges                            --          1,155            $190,669           1.51%          --

                                    FSA-124

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
EQ/SMALL COMPANY INDEX (H) (CONTINUED)
2011  Lowest contract charge 0.50% Class B       $163.21             --                  --             --        (4.48)%
      Highest contract charge 1.45% Class B      $148.17             --                  --             --        (5.39)%
      All contract charges                            --          1,195            $175,975           0.67%          --
2010  Lowest contract charge 0.50% Class B       $170.86             --                  --             --        25.19%
      Highest contract charge 1.45% Class B      $156.61             --                  --             --        24.00%
      All contract charges                            --          1,249            $194,601           0.97%          --
2009  Lowest contract charge 0.50% Class B       $136.48             --                  --             --        25.50%
      Highest contract charge 1.45% Class B      $126.30             --                  --             --        24.30%
      All contract charges                            --          1,263            $158,989           0.00%          --
2008  Lowest contract charge 0.50% Class B       $108.75             --                  --             --       (34.46)%
      Highest contract charge 1.45% Class B      $101.61             --                  --             --       (35.09)%
      All contract charges                            --          1,079            $110,179           0.86%          --
EQ/T. ROWE PRICE GROWTH STOCK
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.45             --                  --             --         0.94%
      Highest contract charge 1.45% Class B      $118.48             --                  --             --        17.20%
      All contract charges                            --          1,724            $204,879           0.00%          --
2011  Lowest contract charge 0.50% Class B       $108.34             --                  --             --        (2.43)%
      Highest contract charge 1.45% Class B      $101.09             --                  --             --        (3.36)%
      All contract charges                            --          1,478            $149,894           0.00%          --
2010  Lowest contract charge 0.50% Class B       $111.04             --                  --             --        15.81%
      Highest contract charge 1.45% Class B      $104.60             --                  --             --        14.71%
      All contract charges                            --          1,301            $136,780           0.00%          --
2009  Lowest contract charge 0.50% Class B       $ 95.88             --                  --             --        41.92%
      Highest contract charge 1.45% Class B      $ 91.19             --                  --             --        40.57%
      All contract charges                            --          1,059            $ 96,907           0.00%          --
2008  Lowest contract charge 0.50% Class B       $ 67.56             --                  --             --       (42.49)%
      Highest contract charge 1.45% Class B      $ 64.87             --                  --             --       (43.05)%
      All contract charges                            --            804            $ 52,446           0.00%
EQ/TEMPLETON GLOBAL EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $ 97.17             --                  --             --        18.75%
      Highest contract charge 1.45% Class B      $ 91.46             --                  --             --        17.60%
      All contract charges                            --            379            $ 34,837           1.35%          --
2011  Lowest contract charge 0.50% Class B       $ 81.83             --                  --             --        (8.76)%
      Highest contract charge 1.45% Class B      $ 77.77             --                  --             --        (9.62)%
      All contract charges                            --            375            $ 29,358           1.82%          --
2010  Lowest contract charge 0.50% Class B       $ 89.69             --                  --             --         7.45%
      Highest contract charge 1.45% Class B      $ 86.05             --                  --             --         6.42%
      All contract charges                            --            363            $ 31,436           1.51%          --
2009  Lowest contract charge 0.50% Class B       $ 83.47             --                  --             --        29.39%
      Highest contract charge 1.45% Class B      $ 80.86             --                  --             --        28.15%
      All contract charges                            --            345            $ 27,972           1.63%          --
2008  Lowest contract charge 0.50% Class B       $ 64.51             --                  --             --       (41.12)%
      Highest contract charge 1.45% Class B      $ 63.10             --                  --             --       (41.68)%
      All contract charges                            --            291            $ 18,450           1.69%          --
EQ/UBS GROWTH & INCOME
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Class B       $130.37             --                  --             --        12.31%
      Highest contract charge 1.34% Class B      $121.59             --                  --             --        11.36%
      All contract charges                            --            161            $ 18,984           0.84%          --
2011  Lowest contract charge 0.70% Class B       $114.40             --                  --             --        (3.50)%
      Highest contract charge 1.34% Class B      $109.19             --                  --             --        (4.12)%
      All contract charges                            --            177            $ 18,894           0.73%          --

                                    FSA-125

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                           UNITS        ACCUMULATION UNIT   INVESTMENT
                                                         UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO**
                                                         ---------- ------------------- ----------------- --------------
EQ/UBS GROWTH & INCOME (CONTINUED)
2010  Lowest contract charge 0.50% Class B                $120.05             --                  --             --
      Highest contract charge 1.45% Class B               $113.09             --                  --             --
      All contract charges                                     --            206            $ 22,949           0.73%
2009  Lowest contract charge 0.50% Class B                $106.71             --                  --             --
      Highest contract charge 1.45% Class B               $101.49             --                  --             --
      All contract charges                                     --            207            $ 20,745           0.00%
2008  Lowest contract charge 0.50% Class B                $ 80.98             --                  --             --
      Highest contract charge 1.45% Class B               $ 77.76             --                  --             --
      All contract charges                                     --            195            $ 15,016           1.19%
EQ/VAN KAMPEN COMSTOCK
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B                $123.90             --                  --             --
      Highest contract charge 1.45% Class B               $115.11             --                  --             --
      All contract charges                                     --            229            $ 26,677           1.29%
2011  Lowest contract charge 0.70% Class B                $103.75             --                  --             --
      Highest contract charge 1.45% Class B               $ 98.64             --                  --             --
      All contract charges                                     --            230            $ 22,874           1.38%
2010  Lowest contract charge 0.50% Class B                $107.82             --                  --             --
      Highest contract charge 1.45% Class B               $102.11             --                  --             --
      All contract charges                                     --            227            $ 23,239           1.31%
2009  Lowest contract charge 0.50% Class B                $ 94.05             --                  --             --
      Highest contract charge 1.45% Class B               $ 89.93             --                  --             --
      All contract charges                                     --            210            $ 18,995           0.00%
2008  Lowest contract charge 0.50% Class B                $ 73.61             --                  --             --
      Highest contract charge 1.45% Class B               $ 71.07             --                  --             --
      All contract charges                                     --            197            $ 14,153           1.92%
EQ/WELLS FARGO ADVANTAGE OMEGA GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B                $131.92             --                  --             --
      Highest contract charge 1.45% Class B               $120.07             --                  --             --
      All contract charges                                     --          1,067            $131,515           0.01%
2011  Lowest contract charge 0.50% Class B                $110.09             --                  --             --
      Highest contract charge 1.45% Class B               $101.17             --                  --             --
      All contract charges                                     --            930            $ 96,316           0.00%
2010  Lowest contract charge 0.50% Class B                $117.54             --                  --             --
      Highest contract charge 1.45% Class B               $109.06             --                  --             --
      All contract charges                                     --            661            $ 73,829           0.01%
2009  Lowest contract charge 0.50% Class B                $100.72             --                  --             --
      Highest contract charge 1.45% Class B               $ 94.35             --                  --             --
      All contract charges                                     --            484            $ 46,515           0.19%
2008  Lowest contract charge 0.50% Class B                $ 72.15             --                  --             --
      Highest contract charge 1.45% Class B               $ 68.24             --                  --             --
      All contract charges                                     --            305            $ 21,123           0.58%
FIDELITY(R) VIP CONTRAFUND(R) PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class 2 (n)    $118.93             --                  --             --
      Highest contract charge 1.45% Service Class 2 (n)   $102.76             --                  --             --
      All contract charges                                     --          1,056            $131,733           1.35%
2011  Lowest contract charge 0.50% Service Class 2 (n)    $102.91             --                  --             --
      Highest contract charge 1.45% Service Class 2 (n)   $ 89.78             --                  --             --
      All contract charges                                     --            650            $ 71,089           1.27%
2010  Lowest contract charge 0.70% Service Class 2 (n)    $117.81             --                  --             --
      Highest contract charge 1.34% Service Class 2 (n)   $117.57             --                  --             --
      All contract charges                                     --            147            $ 16,900           2.98%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Lowest contract charge 0.50% Class B                 12.50%
Highest contract charge 1.45% Class B                11.43%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 31.77%
Highest contract charge 1.45% Class B                30.52%
All contract charges                                    --
Lowest contract charge 0.50% Class B                (40.33)%
Highest contract charge 1.45% Class B               (40.90)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Class B                 17.83%
Highest contract charge 1.45% Class B                16.70%
All contract charges                                    --
Lowest contract charge 0.70% Class B                 (2.67)%
Highest contract charge 1.45% Class B                (3.40)%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 14.64%
Highest contract charge 1.45% Class B                13.55%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 27.77%
Highest contract charge 1.45% Class B                26.54%
All contract charges                                    --
Lowest contract charge 0.50% Class B                (37.26)%
Highest contract charge 1.45% Class B               (37.86)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Class B                 19.83%
Highest contract charge 1.45% Class B                18.68%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 (6.34)%
Highest contract charge 1.45% Class B                (7.23)%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 16.70%
Highest contract charge 1.45% Class B                15.59%
All contract charges                                    --
Lowest contract charge 0.50% Class B                 39.60%
Highest contract charge 1.45% Class B                38.26%
All contract charges                                    --
Lowest contract charge 0.50% Class B                (27.97)%
Highest contract charge 1.45% Class B               (28.66)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Service Class 2 (n)     15.57%
Highest contract charge 1.45% Service Class 2 (n)    14.46%
All contract charges                                    --
Lowest contract charge 0.50% Service Class 2 (n)     (3.27)%
Highest contract charge 1.45% Service Class 2 (n)    (7.73)%
All contract charges                                    --
Lowest contract charge 0.70% Service Class 2 (n)     12.48%
Highest contract charge 1.34% Service Class 2 (n)    12.28%
All contract charges                                    --

                                    FSA-126

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                 YEARS ENDED DECEMBER 31,
                                                         ---------------------------------------------------------------
                                                                           UNITS        ACCUMULATION UNIT   INVESTMENT
                                                         UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO**
                                                         ---------- ------------------- ----------------- --------------
FIDELITY(R) VIP EQUITY-INCOME PORTFOLIO
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Service Class 2 (n)    $120.35            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $118.08            --                   --             --
      All contract charges                                     --            17              $ 1,911           4.38%
2011  Lowest contract charge 0.90% Service Class 2 (n)    $102.63            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $102.11            --                   --             --
      All contract charges                                     --             6              $   659           3.76%
2010  Lowest contract charge 0.90% Service Class 2 (n)    $102.89            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $102.67            --                   --             --
      All contract charges                                     --             2              $   192           3.45%
FIDELITY(R) VIP MID CAP PORTFOLIO
      Unit Value 0.90% to 1.20%*
2012  Lowest contract charge 0.90% Service Class 2 (n)    $112.97            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $112.05            --                   --             --
      All contract charges                                     --            67              $ 7,525           0.50%
2011  Lowest contract charge 0.90% Service Class 2 (n)    $ 99.51            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $ 99.00            --                   --             --
      All contract charges                                     --            39              $ 3,930           0.03%
2010  Lowest contract charge 0.90% Service Class 2 (n)    $112.63            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $112.39            --                   --             --
      All contract charges                                     --            13              $ 1,569           0.28%
GOLDMAN SACHS VIT MID CAP VALUE FUND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class 2 (n)    $118.14            --                   --             --
      Highest contract charge 1.45% Service Class 2 (n)   $100.12            --                   --             --
      All contract charges                                     --           104              $10,957           1.38%
2011  Lowest contract charge 0.70% Service Class 2 (n)    $ 86.38            --                   --             --
      Highest contract charge 1.34% Service Class 2 (n)   $ 86.03            --                   --             --
      All contract charges                                     --            43              $ 3,873           1.38%
2010  Lowest contract charge 0.90% Service Class 2 (n)    $107.80            --                   --             --
      Highest contract charge 1.20% Service Class 2 (n)   $107.57            --                   --             --
      All contract charges                                     --             3              $   377           1.16%
INVESCO V.I. DIVERSIFIED DIVIDEND FUND (Q)
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Series II (t)          $107.78            --                   --             --
      Highest contract charge 1.20% Series II (t)         $105.75            --                   --             --
      All contract charges                                     --             7              $   724           2.26%
2011  Lowest contract charge 1.00% Series II (t)          $ 90.74            --                   --             --
      Highest contract charge 1.20% Series II (t)         $ 90.43            --                   --             --
      All contract charges                                     --             2              $   139           0.00%
INVESCO V.I. GLOBAL REAL ESTATE FUND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Series II (n)          $131.22            --                   --             --
      Highest contract charge 1.45% Series II (n)         $110.37            --                   --             --
      All contract charges                                     --           237              $30,273           0.52%
2011  Lowest contract charge 0.50% Series II (n)          $103.15            --                   --             --
      Highest contract charge 1.45% Series II (n)         $ 87.60            --                   --             --
      All contract charges                                     --           118              $12,045           4.79%
2010  Lowest contract charge 0.70% Series II (n)          $109.44            --                   --             --
      Highest contract charge 1.34% Series II (n)         $109.21            --                   --             --
      All contract charges                                     --            33              $ 3,634           1.16%

                                                   --------
                                                     TOTAL
                                                   RETURN***
                                                   ---------

Unit Value 0.50% to 1.20%*
Lowest contract charge 0.50% Service Class 2 (n)     16.47%
Highest contract charge 1.20% Service Class 2 (n)    15.64%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)     (0.25)%
Highest contract charge 1.20% Service Class 2 (n)    (0.55)%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)      3.37%
Highest contract charge 1.20% Service Class 2 (n)     3.16%
All contract charges                                    --

Unit Value 0.90% to 1.20%*
Lowest contract charge 0.90% Service Class 2 (n)     13.53%
Highest contract charge 1.20% Service Class 2 (n)    13.18%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)    (11.65)%
Highest contract charge 1.20% Service Class 2 (n)   (11.91)%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)     13.50%
Highest contract charge 1.20% Service Class 2 (n)    13.27%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Service Class 2 (n)     17.59%
Highest contract charge 1.45% Service Class 2 (n)    16.46%
All contract charges                                    --
Lowest contract charge 0.70% Service Class 2 (n)    (11.80)%
Highest contract charge 1.34% Service Class 2 (n)   (12.14)%
All contract charges                                    --
Lowest contract charge 0.90% Service Class 2 (n)      7.99%
Highest contract charge 1.20% Service Class 2 (n)     7.77%
All contract charges                                    --

Unit Value 0.50% to 1.20%*
Lowest contract charge 0.50% Series II (t)           17.78%
Highest contract charge 1.20% Series II (t)          16.94%
All contract charges                                    --
Lowest contract charge 1.00% Series II (t)           (8.50)%
Highest contract charge 1.20% Series II (t)          (8.63)%
All contract charges                                    --

Unit Value 0.50% to 1.45%*
Lowest contract charge 0.50% Series II (n)           27.21%
Highest contract charge 1.45% Series II (n)          25.99%
All contract charges                                    --
Lowest contract charge 0.50% Series II (n)           (7.20)%
Highest contract charge 1.45% Series II (n)         (11.03)%
All contract charges                                    --
Lowest contract charge 0.70% Series II (n)            5.19%
Highest contract charge 1.34% Series II (n)           5.00%
All contract charges                                    --

                                    FSA-127

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                           YEARS ENDED DECEMBER 31,
                                                   -----------------------------------------------------------------------
                                                                     UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                   UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                   ---------- ------------------- ----------------- -------------- ---------
INVESCO V.I. HIGH YIELD FUND
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Series II (u)    $111.14            --                   --             --        16.38%
      Highest contract charge 1.34% Series II (u)   $109.61            --                   --             --        15.39%
      All contract charges                               --           115              $12,652           6.78%          --
2011  Lowest contract charge 0.70% Series II (u)    $ 95.38            --                   --             --        (4.60)%
      Highest contract charge 1.34% Series II (u)   $ 94.99            --                   --             --        (4.97)%
      All contract charges                               --            28              $ 2,717           0.00%          --
INVESCO V.I. INTERNATIONAL GROWTH FUND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Series II (n)    $116.77            --                   --             --        14.68%
      Highest contract charge 1.45% Series II (n)   $ 98.51            --                   --             --        13.57%
      All contract charges                               --           185              $19,463           1.50%          --
2011  Lowest contract charge 0.70% Series II (n)    $ 87.16            --                   --             --       (10.41)%
      Highest contract charge 1.34% Series II (n)   $ 86.80            --                   --             --       (10.76)%
      All contract charges                               --            89              $ 8,406           0.59%          --
2010  Lowest contract charge 0.90% Series II (n)    $109.72            --                   --             --        11.11%
      Highest contract charge 1.20% Series II (n)   $109.49            --                   --             --        10.89%
      All contract charges                               --            12              $ 1,264           1.91%          --
INVESCO V.I. MID CAP CORE EQUITY FUND
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Series II (n)    $117.72            --                   --             --        10.06%
      Highest contract charge 1.34% Series II (n)   $115.42            --                   --             --         9.13%
      All contract charges                               --            85              $ 9,766           0.00%          --
2011  Lowest contract charge 0.50% Series II (n)    $106.96            --                   --             --        (6.97)%
      Highest contract charge 1.34% Series II (n)   $105.76            --                   --             --        (7.75)%
      All contract charges                               --            67              $ 7,017           0.11%          --
2010  Lowest contract charge 0.70% Series II (n)    $114.89            --                   --             --         9.90%
      Highest contract charge 1.34% Series II (n)   $114.65            --                   --             --         9.70%
      All contract charges                               --            16              $ 1,938           0.11%          --
INVESCO V.I. SMALL CAP EQUITY FUND
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Series II (n)    $138.24            --                   --             --        12.86%
      Highest contract charge 1.34% Series II (n)   $136.18            --                   --             --        12.14%
      All contract charges                               --            35              $ 4,643           0.00%          --
2011  Lowest contract charge 0.70% Series II (n)    $122.49            --                   --             --        (1.68)%
      Highest contract charge 1.34% Series II (n)   $121.44            --                   --             --        (2.31)%
      All contract charges                               --            33              $ 3,749           0.00%          --
2010  Lowest contract charge 0.70% Series II (n)    $124.58            --                   --             --        17.58%
      Highest contract charge 1.34% Series II (n)   $124.31            --                   --             --        17.37%
      All contract charges                               --             5              $   788           0.00%          --
IVY FUNDS VIP ENERGY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common
       Shares (n)                                   $104.10            --                   --             --         0.86%
      Highest contract charge 1.45% Common
       Shares (n)                                   $ 86.77            --                   --             --        (0.10)%
      All contract charges                               --           195              $21,721           0.00%          --
2011  Lowest contract charge 0.50% Common
       Shares (n)                                   $103.21            --                   --             --        (9.53)%
      Highest contract charge 1.45% Common
       Shares (n)                                   $ 86.86            --                   --             --       (12.04)%
      All contract charges                               --           143              $16,122           0.00%          --
2010  Lowest contract charge 0.70% Common
       Shares (n)                                   $128.82            --                   --             --        24.79%
      Highest contract charge 1.34% Common
       Shares (n)                                   $128.55            --                   --             --        24.57%
      All contract charges                               --            29              $ 3,760           0.00%          --

                                    FSA-128

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                                YEARS ENDED DECEMBER 31,
                                                        -----------------------------------------------------------------------
                                                                          UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                        UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                        ---------- ------------------- ----------------- -------------- ---------
IVY FUNDS VIP HIGH INCOME
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common Shares (p)     $131.69            --                   --             --        18.04%
      Highest contract charge 1.45% Common
       Shares (p)                                        $114.86            --                   --             --        16.92%
      All contract charges                                    --           683              $88,396           5.63%          --
2011  Lowest contract charge 0.50% Common Shares (p)     $111.56            --                   --             --         4.73%
      Highest contract charge 1.34% Common
       Shares (p)                                        $110.31            --                   --             --         3.85%
      All contract charges                                    --           301              $33,347           6.59%          --
2010  Lowest contract charge 0.70% Common Shares (p)     $106.45            --                   --             --         4.86%
      Highest contract charge 1.34% Common
       Shares (p)                                        $106.22            --                   --             --         4.67%
      All contract charges                                    --            53              $ 5,682           0.00%          --
IVY FUNDS VIP MID CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common Shares (u)     $101.88            --                   --             --        12.99%
      Highest contract charge 1.45% Common
       Shares (u)                                        $100.29            --                   --             --        11.91%
      All contract charges                                    --           273              $27,513           0.00%          --
2011  Lowest contract charge 0.70% Common Shares (u)     $ 90.05            --                   --             --        (7.12)%
      Highest contract charge 1.34% Common
       Shares (u)                                        $ 89.68            --                   --             --        (7.48)%
      All contract charges                                    --            64              $ 5,792           0.00%          --
IVY FUNDS VIP SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Common Shares (n)     $ 83.22            --                   --             --         4.64%
      Highest contract charge 1.45% Common
       Shares (n)                                        $ 81.92            --                   --             --         3.64%
      All contract charges                                    --            60              $ 5,527           0.00%          --
2011  Lowest contract charge 0.50% Common Shares (n)     $ 79.53            --                   --             --       (16.05)%
      Highest contract charge 1.34% Common
       Shares (n)                                        $ 79.10            --                   --             --       (16.49)%
      All contract charges                                    --            32              $ 2,757           0.35%          --
2010  Lowest contract charge 0.90% Common Shares (n)     $112.82            --                   --             --        13.52%
      Highest contract charge 1.20% Common
       Shares (n)                                        $112.58            --                   --             --        13.30%
      All contract charges                                    --             2              $   268           0.00%          --
LAZARD RETIREMENT EMERGING MARKETS EQUITY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Shares (p)    $112.62            --                   --             --        21.44%
      Highest contract charge 1.45% Service Shares (p)   $ 98.77            --                   --             --        20.28%
      All contract charges                                    --           827              $91,646           1.97%          --
2011  Lowest contract charge 0.50% Service Shares (p)    $ 92.74            --                   --             --       (18.44)%
      Highest contract charge 1.45% Service Shares (p)   $ 82.12            --                   --             --       (15.20)%
      All contract charges                                    --           499              $45,930           2.84%          --
2010  Lowest contract charge 0.50% Service Shares (p)    $113.71            --                   --             --         8.60%
      Highest contract charge 1.34% Service Shares (p)   $113.40            --                   --             --         8.34%
      All contract charges                                    --           144              $16,398           1.82%          --
MFS(R) INTERNATIONAL VALUE PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class (n)     $120.05            --                   --             --        15.36%
      Highest contract charge 1.45% Service Class (n)    $104.22            --                   --             --        14.25%
      All contract charges                                    --           507              $61,848           1.50%          --
2011  Lowest contract charge 0.70% Service Class (n)     $108.65            --                   --             --        (2.46)%
      Highest contract charge 1.34% Service Class (n)    $107.72            --                   --             --        (3.09)%
      All contract charges                                    --           281              $29,846           1.30%          --
2010  Lowest contract charge 0.70% Service Class (n)     $111.39            --                   --             --         7.84%
      Highest contract charge 1.34% Service Class (n)    $111.16            --                   --             --         7.65%
      All contract charges                                    --            55              $ 6,102           0.00%          --

                                    FSA-129

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                         UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ----------------- -------------- ---------
MFS(R) INVESTORS GROWTH STOCK SERIES
      Unit Value 0.70% to 1.34%*
2012  Lowest contract charge 0.70% Service Class (p)    $137.59             --                  --             --        15.87%
      Highest contract charge 1.34% Service Class (p)   $135.54             --                  --             --        15.12%
      All contract charges                                   --             40            $  5,419           0.24%          --
2011  Lowest contract charge 0.70% Service Class (p)    $118.75             --                  --             --        (0.34)%
      Highest contract charge 1.34% Service Class (p)   $117.74             --                  --             --        (0.98)%
      All contract charges                                   --             22            $  2,551           0.26%          --
2010  Lowest contract charge 0.70% Service Class (p)    $119.15             --                  --             --        12.10%
      Highest contract charge 1.34% Service Class (p)   $118.90             --                  --             --        11.90%
      All contract charges                                   --              3            $    314           0.00%          --
MFS(R) INVESTORS TRUST SERIES
      Unit Value 0.90% to 1.34%*
2012  Lowest contract charge 0.90% Service Class (n)    $131.01             --                  --             --        17.76%
      Highest contract charge 1.34% Service Class (n)   $129.66             --                  --             --        17.23%
      All contract charges                                   --             50            $  6,232           0.82%          --
2011  Lowest contract charge 0.90% Service Class (n)    $111.25             --                  --             --        (3.29)%
      Highest contract charge 1.34% Service Class (n)   $110.60             --                  --             --        (3.72)%
      All contract charges                                   --             32            $  3,388           0.82%          --
2010  Lowest contract charge 0.90% Service Class (n)    $115.04             --                  --             --         9.34%
      Highest contract charge 1.34% Service Class (n)   $114.87             --                  --             --         9.20%
      All contract charges                                   --             16            $  1,748           0.00%          --
MFS(R) TECHNOLOGY PORTFOLIO
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Service Class (p)    $136.46             --                  --             --        13.69%
      Highest contract charge 1.45% Service Class (p)   $104.14             --                  --             --        12.61%
      All contract charges                                   --            137            $ 18,531           0.00%          --
2011  Lowest contract charge 0.50% Service Class (p)    $120.03             --                  --             --         0.55%
      Highest contract charge 1.45% Service Class (p)   $ 92.48             --                  --             --        (3.74)%
      All contract charges                                   --             80            $  9,624           0.00%          --
2010  Lowest contract charge 0.70% Service Class (p)    $119.29             --                  --             --        11.34%
      Highest contract charge 1.34% Service Class (p)   $119.04             --                  --             --        11.14%
      All contract charges                                   --             16            $  1,973           0.00%          --
MFS(R) UTILITIES SERIES
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Service Class (w)    $104.12             --                  --             --         3.92%
      Highest contract charge 1.45% Service Class (p)   $105.89             --                  --             --        11.57%
      All contract charges                                   --            316            $ 41,304           6.82%          --
2011  Lowest contract charge 0.50% Service Class (p)    $117.74             --                  --             --         5.98%
      Highest contract charge 1.45% Service Class (p)   $ 94.91             --                  --             --        (3.94)%
      All contract charges                                   --            175            $ 20,340           3.47%          --
2010  Lowest contract charge 0.70% Service Class (p)    $111.03             --                  --             --         9.36%
      Highest contract charge 1.34% Service Class (p)   $110.79             --                  --             --         9.16%
      All contract charges                                   --             19            $  2,068           0.00%          --
MULTIMANAGER AGGRESSIVE EQUITY (F)(O)
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A              $106.13             --                  --             --        13.64%
      Highest contract charge 1.45% Class A             $ 74.76             --                  --             --        12.56%
      All contract charges                                   --          5,853            $503,519           0.23%          --
2011  Lowest contract charge 0.50% Class A              $ 93.39             --                  --             --        (6.52)%
      Highest contract charge 1.45% Class A             $ 66.42             --                  --             --        (7.42)%
      All contract charges                                   --          6,544            $497,562           0.15%          --
2010  Lowest contract charge 0.50% Class A              $ 99.90             --                  --             --        17.31%
      Highest contract charge 1.45% Class A             $ 71.74             --                  --             --        16.19%
      All contract charges                                   --          7,304            $598,009           0.87%          --

                                    FSA-130

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                        YEARS ENDED DECEMBER 31,
                                                -----------------------------------------------------------------------
                                                                  UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER AGGRESSIVE EQUITY (F)(O) (CONTINUED)
2009  Lowest contract charge 0.50% Class A       $ 85.16             --                  --             --        36.94%
      Highest contract charge 1.45% Class A      $ 61.74             --                  --             --        35.63%
      All contract charges                            --          7,754            $543,315           0.40%          --
2008  Lowest contract charge 0.50% Class A       $ 62.19             --                  --             --       (46.81)%
      Highest contract charge 1.45% Class A      $ 45.52             --                  --             --       (47.32)%
      All contract charges                            --          7,902            $406,785           0.49%          --
MULTIMANAGER AGGRESSIVE EQUITY (F)(O)
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B       $ 79.55             --                  --             --        13.64%
      Highest contract charge 1.30% Class B      $ 99.75             --                  --             --        12.74%
      All contract charges                            --            268            $ 20,873           0.23%          --
2011  Lowest contract charge 0.50% Class B       $ 70.00             --                  --             --        (6.75)%
      Highest contract charge 1.30% Class B      $ 88.48             --                  --             --        (7.49)%
      All contract charges                            --            303            $ 20,908           0.15%          --
2010  Lowest contract charge 0.50% Class B       $ 75.07             --                  --             --        17.02%
      Highest contract charge 1.30% Class B      $ 95.64             --                  --             --        16.10%
      All contract charges                            --            367            $ 27,322           0.87%          --
2009  Lowest contract charge 0.50% Class B       $ 64.15             --                  --             --        36.58%
      Highest contract charge 1.30% Class B      $ 82.38             --                  --             --        35.52%
      All contract charges                            --            279            $ 17,675           0.40%          --
2008  Lowest contract charge 0.50% Class B       $ 46.97             --                  --             --       (46.94)%
      Highest contract charge 1.30% Class B      $ 60.79             --                  --             --       (47.37)%
      All contract charges                            --            133            $  6,081           0.49%          --
MULTIMANAGER CORE BOND
      Unit Value 0.40% to 1.45%*
2012  Lowest contract charge 0.40% Class B (w)   $101.59             --                  --             --         1.52%
      Highest contract charge 1.45% Class B      $146.53             --                  --             --         3.94%
      All contract charges                            --            985            $145,634           2.08%          --
2011  Lowest contract charge 0.50% Class B       $155.17             --                  --             --         5.28%
      Highest contract charge 1.45% Class B      $140.97             --                  --             --         4.28%
      All contract charges                            --            844            $120,045           2.57%          --
2010  Lowest contract charge 0.50% Class B       $147.39             --                  --             --         5.68%
      Highest contract charge 1.45% Class B      $135.19             --                  --             --         4.66%
      All contract charges                            --            818            $111,731           2.80%          --
2009  Lowest contract charge 0.50% Class B       $139.47             --                  --             --         7.77%
      Highest contract charge 1.45% Class B      $129.17             --                  --             --         6.74%
      All contract charges                            --            666            $ 86,980           3.57%          --
2008  Lowest contract charge 0.50% Class B       $129.41             --                  --             --         1.95%
      Highest contract charge 1.45% Class B      $121.01             --                  --             --         0.98%
      All contract charges                            --            582            $ 71,497           4.88%          --
MULTIMANAGER INTERNATIONAL EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B       $136.60             --                  --             --        17.15%
      Highest contract charge 1.45% Class B      $122.91             --                  --             --        16.03%
      All contract charges                            --            442            $ 55,004           1.41%          --
2011  Lowest contract charge 0.50% Class B       $116.60             --                  --             --       (18.39)%
      Highest contract charge 1.45% Class B      $105.93             --                  --             --       (19.17)%
      All contract charges                            --            489            $ 52,486           1.60%          --
2010  Lowest contract charge 0.50% Class B       $142.88             --                  --             --         6.42%
      Highest contract charge 1.45% Class B      $131.06             --                  --             --         5.40%
      All contract charges                            --            552            $ 73,081           2.93%          --
2009  Lowest contract charge 0.50% Class B       $134.26             --                  --             --        29.27%
      Highest contract charge 1.45% Class B      $124.34             --                  --             --        28.04%
      All contract charges                            --            597            $ 74,900           1.59%          --

                                    FSA-131

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER INTERNATIONAL EQUITY (CONTINUED)
2008  Lowest contract charge 0.50% Class B    $103.86            --                   --             --       (47.50)%
      Highest contract charge 1.45% Class B   $ 97.11            --                   --             --       (48.00)%
      All contract charges                         --           616              $60,647           1.53%          --
MULTIMANAGER LARGE CAP CORE EQUITY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $124.33            --                   --             --        13.94%
      Highest contract charge 1.45% Class B   $111.87            --                   --             --        12.84%
      All contract charges                         --           108              $12,243           0.57%          --
2011  Lowest contract charge 0.50% Class B    $109.12            --                   --             --        (7.81)%
      Highest contract charge 1.45% Class B   $ 99.14            --                   --             --        (8.69)%
      All contract charges                         --           125              $12,610           0.30%          --
2010  Lowest contract charge 0.50% Class B    $118.37            --                   --             --        10.98%
      Highest contract charge 1.45% Class B   $108.58            --                   --             --         9.93%
      All contract charges                         --           137              $15,023           0.26%          --
2009  Lowest contract charge 0.50% Class B    $106.66            --                   --             --        31.86%
      Highest contract charge 1.45% Class B   $ 98.77            --                   --             --        30.58%
      All contract charges                         --           150              $15,024           1.43%          --
2008  Lowest contract charge 0.50% Class B    $ 80.89            --                   --             --       (39.85)%
      Highest contract charge 1.45% Class B   $ 75.64            --                   --             --       (40.41)%
      All contract charges                         --           159              $12,192           0.51%          --
MULTIMANAGER LARGE CAP VALUE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $143.09            --                   --             --        15.00%
      Highest contract charge 1.45% Class B   $128.75            --                   --             --        13.89%
      All contract charges                         --           368              $48,051           1.18%          --
2011  Lowest contract charge 0.50% Class B    $124.43            --                   --             --        (6.00)%
      Highest contract charge 1.45% Class B   $113.05            --                   --             --        (6.89)%
      All contract charges                         --           414              $47,447           0.98%          --
2010  Lowest contract charge 0.50% Class B    $132.37            --                   --             --        12.22%
      Highest contract charge 1.45% Class B   $121.41            --                   --             --        11.51%
      All contract charges                         --           468              $57,445           0.87%          --
2009  Lowest contract charge 0.50% Class B    $117.95            --                   --             --        22.65%
      Highest contract charge 1.45% Class B   $108.88            --                   --             --        21.09%
      All contract charges                         --           507              $55,659           1.87%          --
2008  Lowest contract charge 0.50% Class B    $ 96.17            --                   --             --       (37.77)%
      Highest contract charge 1.45% Class B   $ 89.92            --                   --             --       (38.36)%
      All contract charges                         --           523              $47,681           1.42%          --
MULTIMANAGER MID CAP GROWTH
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B    $130.78            --                   --             --        14.64%
      Highest contract charge 1.45% Class B   $120.32            --                   --             --        13.78%
      All contract charges                         --           511              $62,998           0.00%          --
2011  Lowest contract charge 0.70% Class B    $114.08            --                   --             --        (8.53)%
      Highest contract charge 1.45% Class B   $105.75            --                   --             --        (9.22)%
      All contract charges                         --           573              $61,816           0.00%          --
2010  Lowest contract charge 0.50% Class B    $127.00            --                   --             --        26.24%
      Highest contract charge 1.45% Class B   $116.49            --                   --             --        25.04%
      All contract charges                         --           642              $76,165           0.00%          --
2009  Lowest contract charge 0.50% Class B    $100.60            --                   --             --        41.07%
      Highest contract charge 1.45% Class B   $ 93.16            --                   --             --        39.71%
      All contract charges                         --           679              $64,442           0.00%          --
2008  Lowest contract charge 0.50% Class B    $ 71.31            --                   --             --       (43.86)%
      Highest contract charge 1.45% Class B   $ 66.68            --                   --             --       (44.40)%
      All contract charges                         --           679              $46,112           0.00%          --

                                    FSA-132

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                     YEARS ENDED DECEMBER 31,
                                             -----------------------------------------------------------------------
                                                               UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                             UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                             ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER MID CAP VALUE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $162.17            --                   --             --        14.24%
      Highest contract charge 1.45% Class B   $145.92            --                   --             --        13.14%
      All contract charges                         --           386              $56,917           0.36%          --
2011  Lowest contract charge 0.50% Class B    $141.96            --                   --             --       (13.77)%
      Highest contract charge 1.45% Class B   $128.97            --                   --             --       (14.58)%
      All contract charges                         --           440              $57,115           0.02%          --
2010  Lowest contract charge 0.50% Class B    $164.62            --                   --             --        24.29%
      Highest contract charge 1.45% Class B   $150.99            --                   --             --        23.10%
      All contract charges                         --           487              $74,122           0.77%          --
2009  Lowest contract charge 0.50% Class B    $132.45            --                   --             --        43.64%
      Highest contract charge 1.45% Class B   $122.66            --                   --             --        42.28%
      All contract charges                         --           487              $60,246           3.10%          --
2008  Lowest contract charge 0.50% Class B    $ 92.21            --                   --             --       (36.28)%
      Highest contract charge 1.45% Class B   $ 86.21            --                   --             --       (36.90)%
      All contract charges                         --           478              $41,835           0.45%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class A    $102.94            --                   --             --         4.81%
      Highest contract charge 1.45% Class A   $ 99.32            --                   --             --         3.80%
      All contract charges                         --           520              $87,757           2.29%          --
2011  Lowest contract charge 0.50% Class A    $ 98.22            --                   --             --         4.80%
      Highest contract charge 1.45% Class A   $ 95.68            --                   --             --         3.81%
      All contract charges                         --           546              $88,897           3.96%          --
2010  Lowest contract charge 0.50% Class A    $ 93.72            --                   --             --         6.36%
      Highest contract charge 1.45% Class A   $ 92.17            --                   --             --         5.35%
      All contract charges                         --           586              $92,038           2.82%          --
2009  Lowest contract charge 0.50% Class A    $ 88.11            --                   --             --         9.36%
      Highest contract charge 1.45% Class A   $ 87.49            --                   --             --         8.32%
      All contract charges                         --           599              $89,248           4.66%          --
2008  Lowest contract charge 0.50% Class A    $ 80.57            --                   --             --       (23.70)%
      Highest contract charge 1.45% Class A   $ 80.77            --                   --             --       (24.43)%
      All contract charges                         --           645              $88,735           9.05%          --
MULTIMANAGER MULTI-SECTOR BOND
      Unit Value 0.50% to 1.30%*
2012  Lowest contract charge 0.50% Class B    $133.36            --                   --             --         4.79%
      Highest contract charge 1.30% Class B   $ 96.76            --                   --             --         3.96%
      All contract charges                         --           300              $31,613           2.29%          --
2011  Lowest contract charge 0.50% Class B    $127.26            --                   --             --         4.55%
      Highest contract charge 1.30% Class B   $ 93.07            --                   --             --         3.72%
      All contract charges                         --           289              $29,574           3.96%          --
2010  Lowest contract charge 0.50% Class B    $121.72            --                   --             --         6.09%
      Highest contract charge 1.30% Class B   $ 89.73            --                   --             --         5.26%
      All contract charges                         --           305              $30,085           2.82%          --
2009  Lowest contract charge 0.50% Class B    $114.73            --                   --             --         9.10%
      Highest contract charge 1.30% Class B   $ 85.24            --                   --             --         8.23%
      All contract charges                         --           277              $26,252           4.66%          --
2008  Lowest contract charge 0.50% Class B    $105.16            --                   --             --       (23.89)%
      Highest contract charge 1.30% Class B   $ 78.76            --                   --             --       (24.49)%
      All contract charges                         --           298              $26,227           9.05%          --
MULTIMANAGER SMALL CAP GROWTH
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B    $126.46            --                   --             --        10.81%
      Highest contract charge 1.45% Class B   $116.86            --                   --             --         9.76%
      All contract charges                         --           327              $38,523           0.00%          --

                                    FSA-133

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                         UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ----------------- -------------- ---------
MULTIMANAGER SMALL CAP GROWTH (CONTINUED)
2011  Lowest contract charge 0.50% Class B              $114.12             --                  --             --       (16.10)%
      Highest contract charge 1.45% Class B             $106.47             --                  --             --       (16.90)%
      All contract charges                                   --            365            $ 39,106           0.00%          --
2010  Lowest contract charge 0.50% Class B              $136.02             --                  --             --        27.01%
      Highest contract charge 1.45% Class B             $128.13             --                  --             --        25.81%
      All contract charges                                   --            410            $ 52,764           0.00%          --
2009  Lowest contract charge 0.50% Class B              $107.09             --                  --             --        33.86%
      Highest contract charge 1.45% Class B             $101.85             --                  --             --        32.58%
      All contract charges                                   --            429            $ 43,863           0.00%
2008  Lowest contract charge 0.50% Class B              $ 80.00             --                  --             --       (42.40)%
      Highest contract charge 1.45% Class B             $ 76.82             --                  --             --       (42.96)%
      All contract charges                                   --            416            $ 32,215           0.00%          --
MULTIMANAGER SMALL CAP VALUE
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $189.51             --                  --             --        16.19%
      Highest contract charge 1.45% Class B             $138.95             --                  --             --        15.08%
      All contract charges                                   --            629            $112,152           0.58%          --
2011  Lowest contract charge 0.50% Class B              $163.11             --                  --             --        (9.47)%
      Highest contract charge 1.45% Class B             $120.74             --                  --             --       (10.34)%
      All contract charges                                   --            696            $107,551           0.07%          --
2010  Lowest contract charge 0.50% Class B              $180.17             --                  --             --        23.89%
      Highest contract charge 1.45% Class B             $134.66             --                  --             --        22.70%
      All contract charges                                   --            783            $134,605           0.15%          --
2009  Lowest contract charge 0.50% Class B              $145.43             --                  --             --        25.78%
      Highest contract charge 1.45% Class B             $109.75             --                  --             --        24.59%
      All contract charges                                   --            853            $119,151           1.05%          --
2008  Lowest contract charge 0.50% Class B              $115.62             --                  --             --       (38.17)%
      Highest contract charge 1.45% Class B             $ 88.09             --                  --             --       (38.77)%
      All contract charges                                   --            872            $ 97,762           0.25%          --
MULTIMANAGER TECHNOLOGY
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $135.22             --                  --             --        12.86%
      Highest contract charge 1.45% Class B             $121.67             --                  --             --        11.78%
      All contract charges                                   --            919            $113,684           0.00%          --
2011  Lowest contract charge 0.50% Class B              $119.81             --                  --             --        (5.30)%
      Highest contract charge 1.45% Class B             $108.85             --                  --             --        (6.20)%
      All contract charges                                   --            978            $108,102           0.00%          --
2010  Lowest contract charge 0.50% Class B              $126.51             --                  --             --        17.11%
      Highest contract charge 1.45% Class B             $116.04             --                  --             --        16.00%
      All contract charges                                   --          1,075            $126,366           0.00%          --
2009  Lowest contract charge 0.50% Class B              $108.02             --                  --             --        57.65%
      Highest contract charge 1.45% Class B             $100.03             --                  --             --        56.15%
      All contract charges                                   --          1,128            $114,338           0.00%          --
2008  Lowest contract charge 0.50% Class B              $ 68.52             --                  --             --       (47.34)%
      Highest contract charge 1.45% Class B             $ 64.06             --                  --             --       (47.85)%
      All contract charges                                   --            995            $ 64,569           0.00%          --
OPPENHEIMER MAIN STREET FUND(R) /VA
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Service Class (n)    $123.06             --                  --             --        16.02%
      Highest contract charge 1.20% Service Class (n)   $120.74             --                  --             --        15.20%
      All contract charges                                   --              4            $    521           0.60%          --
2011  Lowest contract charge 0.50% Service Class (n)    $106.07             --                  --             --        (0.80)%
      Highest contract charge 1.20% Service Class (n)   $104.81             --                  --             --        (1.50)%
      All contract charges                                   --              2            $    187           0.41%          --

                                    FSA-134

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                               YEARS ENDED DECEMBER 31,
                                                       -----------------------------------------------------------------------
                                                                         UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                       UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                       ---------- ------------------- ----------------- -------------- ---------
OPPENHEIMER MAIN STREET FUND(R) /VA (CONTINUED)
2010  Lowest contract charge 1.20% Service Class (n)    $106.41            --                   --             --         7.17%
      Highest contract charge 1.20% Service Class (n)   $106.41            --                   --             --         7.17%
      All contract charges                                   --            --              $    52           0.00%          --
PIMCO VARIABLE INSURANCE TRUST COMMODITYREALRETURN(R) STRATEGY
 PORTFOLIO
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Advisor Class (n)    $119.10            --                   --             --         4.59%
      Highest contract charge 1.20% Advisor Class (n)   $116.86            --                   --             --         3.86%
      All contract charges                                   --            31              $ 3,633           2.52%          --
2011  Lowest contract charge 0.50% Advisor Class (n)    $113.87            --                   --             --        (8.01)%
      Highest contract charge 1.20% Advisor Class (n)   $112.52            --                   --             --        (8.65)%
      All contract charges                                   --            16              $ 1,926          14.41%          --
2010  Lowest contract charge 0.90% Advisor Class (n)    $123.43            --                   --             --        22.88%
      Highest contract charge 1.20% Advisor Class (n)   $123.17            --                   --             --        22.63%
      All contract charges                                   --             4              $   561          11.03%          --
TARGET 2015 ALLOCATION
      Unit Value 0.50% to 1.35%*
2012  Lowest contract charge 0.50% Class B              $112.77            --                   --             --        10.31%
      Highest contract charge 1.35% Class B             $106.82            --                   --             --         9.37%
      All contract charges                                   --           208              $22,217           1.35%          --
2011  Lowest contract charge 0.50% Class B              $102.23            --                   --             --        (3.30)%
      Highest contract charge 1.35% Class B             $ 97.67            --                   --             --        (4.13)%
      All contract charges                                   --           217              $21,215           1.57%          --
2010  Lowest contract charge 0.50% Class B              $105.72            --                   --             --        10.17%
      Highest contract charge 1.45% Class B             $101.43            --                   --             --         9.12%
      All contract charges                                   --           202              $20,501           1.52%          --
2009  Lowest contract charge 0.50% Class B              $ 95.96            --                   --             --        19.71%
      Highest contract charge 1.45% Class B             $ 92.95            --                   --             --        18.56%
      All contract charges                                   --           171              $15,922           4.64%          --
2008  Lowest contract charge 0.50% Class B              $ 80.16            --                   --             --       (30.82)%
      Highest contract charge 1.45% Class B             $ 78.40            --                   --             --       (31.49)%
      All contract charges                                   --           128              $10,137           3.62%          --
TARGET 2025 ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $110.93            --                   --             --        12.28%
      Highest contract charge 1.45% Class B             $104.41            --                   --             --        11.22%
      All contract charges                                   --           333              $34,948           1.44%          --
2011  Lowest contract charge 0.50% Class B              $ 98.80            --                   --             --        (4.38)%
      Highest contract charge 1.45% Class B             $ 93.88            --                   --             --        (5.30)%
      All contract charges                                   --           306              $28,988           1.45%          --
2010  Lowest contract charge 0.50% Class B              $103.33            --                   --             --        11.38%
      Highest contract charge 1.45% Class B             $ 99.13            --                   --             --        10.32%
      All contract charges                                   --           272              $27,184           1.46%          --
2009  Lowest contract charge 0.50% Class B              $ 92.77            --                   --             --        22.58%
      Highest contract charge 1.45% Class B             $ 89.86            --                   --             --        21.42%
      All contract charges                                   --           222              $20,037           4.87%          --
2008  Lowest contract charge 0.50% Class B              $ 75.68            --                   --             --       (35.34)%
      Highest contract charge 1.45% Class B             $ 74.01            --                   --             --       (35.96)%
      All contract charges                                   --           143              $10,694           3.46%          --
TARGET 2035 ALLOCATION
      Unit Value 0.50% to 1.45%*
2012  Lowest contract charge 0.50% Class B              $109.83            --                   --             --        13.54%
      Highest contract charge 1.45% Class B             $103.37            --                   --             --        12.46%
      All contract charges                                   --           295              $30,826           1.51%          --

                                    FSA-135

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

DECEMBER 31, 2012

8. Financial Highlights (Continued)

                                                                         YEARS ENDED DECEMBER 31,
                                                 -----------------------------------------------------------------------
                                                                   UNITS        ACCUMULATION UNIT   INVESTMENT     TOTAL
                                                 UNIT VALUE OUTSTANDING (000'S)   VALUE (000'S)   INCOME RATIO** RETURN***
                                                 ---------- ------------------- ----------------- -------------- ---------
TARGET 2035 ALLOCATION (CONTINUED)
2011  Lowest contract charge 0.70% Class B        $ 95.70            --                   --             --        (5.31)%
      Highest contract charge 1.45% Class B       $ 91.92            --                   --             --        (6.03)%
      All contract charges                             --           258              $23,880           1.44%          --
2010  Lowest contract charge 0.50% Class B        $101.96            --                   --             --        12.16%
      Highest contract charge 1.45% Class B       $ 97.82            --                   --             --        11.09%
      All contract charges                             --           219              $21,513           1.41%          --
2009  Lowest contract charge 0.50% Class B        $ 90.90            --                   --             --        24.93%
      Highest contract charge 1.45% Class B       $ 88.05            --                   --             --        23.74%
      All contract charges                             --           169              $14,876           4.83%          --
2008  Lowest contract charge 0.50% Class B        $ 72.76            --                   --             --       (38.34)%
      Highest contract charge 1.45% Class B       $ 71.16            --                   --             --       (38.94)%
      All contract charges                             --            97              $ 6,992           3.39%          --
TARGET 2045 ALLOCATION
      Unit Value 0.70% to 1.45%*
2012  Lowest contract charge 0.70% Class B        $106.39            --                   --             --        14.62%
      Highest contract charge 1.45% Class B       $101.41            --                   --             --        13.75%
      All contract charges                             --           213              $21,756           1.59%          --
2011  Lowest contract charge 0.70% Class B        $ 92.82            --                   --             --        (6.19)%
      Highest contract charge 1.45% Class B       $ 89.15            --                   --             --        (6.90)%
      All contract charges                             --           179              $16,081           1.35%          --
2010  Lowest contract charge 0.50% Class B        $ 99.81            --                   --             --        12.71%
      Highest contract charge 1.45% Class B       $ 95.76            --                   --             --        11.65%
      All contract charges                             --           147              $14,276           1.25%          --
2009  Lowest contract charge 0.50% Class B        $ 88.55            --                   --             --        27.14%
      Highest contract charge 1.45% Class B       $ 85.77            --                   --             --        25.91%
      All contract charges                             --           117              $10,042           4.83%          --
2008  Lowest contract charge 0.50% Class B        $ 69.65            --                   --             --       (41.63)%
      Highest contract charge 1.45% Class B       $ 68.12            --                   --             --       (42.18)%
      All contract charges                             --            69              $ 4,692           2.97%          --
TEMPLETON GLOBAL BOND SECURITIES FUND
      Unit Value 0.50% to 1.20%*
2012  Lowest contract charge 0.50% Class 2 (n)    $118.35            --                   --             --        14.49%
      Highest contract charge 1.20% Class 2 (n)   $116.12            --                   --             --        13.69%
      All contract charges                             --           135              $15,647           6.09%          --
2011  Lowest contract charge 0.70% Class 2 (n)    $103.02            --                   --             --        (1.56)%
      Highest contract charge 1.20% Class 2 (n)   $102.14            --                   --             --        (2.06)%
      All contract charges                             --            65              $ 6,603           5.27%          --
2010  Lowest contract charge 0.90% Class 2 (n)    $104.51            --                   --             --         4.37%
      Highest contract charge 1.20% Class 2 (n)   $104.29            --                   --             --         4.16%
      All contract charges                             --            19              $ 2,035           0.24%          --
VAN ECK VIP GLOBAL HARD ASSETS FUND
      Unit Value 0.50% to 1.34%*
2012  Lowest contract charge 0.50% Common
       Shares (u)                                 $ 85.55            --                   --             --         2.59%
      Highest contract charge 1.34% Common
       Shares (u)                                 $ 84.37            --                   --             --         1.72%
      All contract charges                             --           164              $13,909           0.74%          --
2011  Lowest contract charge 0.50% Common
       Shares (u)                                 $ 83.39            --                   --             --       (16.43)%
      Highest contract charge 1.34% Common
       Shares (u)                                 $ 82.94            --                   --             --       (16.86)%
      All contract charges                             --            76              $ 6,314           0.00%          --

   ----------
  (a)EQ/Mid Cap Value PLUS replaced EQ/Ariel Appreciation II due to a fund merger on September 11, 2009.
  (b)EQ/Mid Cap Value PLUS replaced EQ/Lord Abbett Mid Cap Value due to a fund merger on September 11, 2009.
  (c)EQ/Mid Cap Value PLUS replaced EQ/Van Kampen Real Estate due to a fund merger on September 11, 2009.
  (d)EQ/PIMCO Ultra Short Bond replaced EQ/AXA Rosenberg Value Long/Short Equity due to a fund merger on September 11, 2009.
  (e)EQ/PIMCO Ultra Short Bond replaced EQ/Short Duration Bond due to a fund merger on September 11, 2009.

                                    FSA-136

AXA EQUITABLE LIFE INSURANCE COMPANY
SEPARATE ACCOUNT A

NOTES TO FINANCIAL STATEMENTS (CONCLUDED)

DECEMBER 31, 2012

8. Financial Highlights (Concluded)

  (f)Multimanager Aggressive Equity replaced Multimanager Health Care due to a fund merger on September 18, 2009.
  (g)EQ/Common Stock Index replaced EQ/Oppenheimer Main Street Opportunity due to a fund merger on September 18, 2009.
  (h)EQ/Small Company Index replaced EQ/Oppenheimer Main Street Small Cap Index due to a fund merger on September 18, 2009.
  (i)EQ/Quality Bond PLUS replaced EQ/Caywood Scholl High Yield Bond due to a fund merger on September 25, 2009.
  (j)EQ/Core Bond Index replaced EQ/Long Term Bond due to a fund merger on September 25, 2009.
  (k)Units were made available for sale on July 10, 2009
  (l)Units were made available for sale on September 18, 2009.
  (m)Units were made available for sale on September 30, 2009.
  (n)Units were made available on May 3, 2010.
  (o)Multimanager Aggressive Equity replaced Multimanager Large Cap Growth due to a fund merger on September 17, 2010.
  (p)Units were made available on September 20, 2010.
  (q)Invesco V.I. Dividend Growth Fund replaced Invesco V.I. Financial Services Fund due to a fund merger on April 29, 2011.
  (r)EQ/Large Cap Growth PLUS replaced EQ/Capital Guardian Growth due to a fund merger on May 20, 2011.
  (s)EQ/Large Cap Value Index replaced EQ/Lord Abbett Growth & Income due to a fund merger on May 20, 2011.
  (t)Units were made available on May 2, 2011.
  (u)Units were made available on May 20, 2011.
  (v)Units were made available on June 8, 2012.
  (w)Units were made available on August 17, 2012.
  * Expenses as percentage of average net assets consisting of mortality, risk, financial accounting and other expenses, for each period indicated. The ratios included only those expenses that result in a direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options.
  ** The Investment Income ratio represents the dividends, excluding distributions of capital gains, received by the Variable Investment Option from the Portfolio, net of trust fees and expenses divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit value. The recognition of investment income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests.
  ***These amounts represent the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. These ratios do not include any expenses, such as premium and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9. Subsequent Events

   All material subsequent transactions and events have been evaluated for the period from December 31, 2012 through the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

                                    FSA-137

                             FINANCIAL STATEMENTS

                  INDEX TO CONSOLIDATED FINANCIAL STATEMENTS

                     AXA EQUITABLE LIFE INSURANCE COMPANY

Report of Independent Registered Public Accounting Firm.................... F-1

Consolidated Financial Statements:
  Consolidated Balance Sheets, December 31, 2012 and 2011.................. F-2
  Consolidated Statements of Earnings (Loss), Years Ended December 31,
   2012, 2011 and 2010..................................................... F-3
  Consolidated Statements of Comprehensive Income (Loss), Years Ended
   December 31, 2012, 2011 and 2010........................................ F-4
  Consolidated Statements of Equity, Years Ended December 31, 2012, 2011
   and 2010................................................................ F-5
  Consolidated Statements of Cash Flows, Years Ended December 31, 2012,
   2011 and 2010........................................................... F-6
  Notes to Consolidated Financial Statements............................... F-8

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Shareholder of AXA Equitable Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings (loss), of comprehensive income (loss), of equity and of cash flows present fairly, in all material respects, the financial position of AXA Equitable Life Insurance Company and its subsidiaries ("the Company") at December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As discussed in Note 2 of the notes to Consolidated Financial Statements, as of January 1, 2012, the Company retrospectively adopted a new accounting standard that amends the accounting for costs associated with acquiring or renewing insurance contracts.

/s/ PricewaterhouseCoopers LLP
New York, New York

March 8, 2013

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS
                          DECEMBER 31, 2012 AND 2011

                                                                                        2012       2011
                                                                                     ---------- ----------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
 Fixed maturities available for sale, at fair value................................. $   33,607 $   31,992
 Mortgage loans on real estate......................................................      5,059      4,281
 Equity real estate, held for the production of income..............................          4         99
 Policy loans.......................................................................      3,512      3,542
 Other equity investments...........................................................      1,643      1,707
 Trading securities.................................................................      2,309        982
 Other invested assets..............................................................      1,828      2,340
                                                                                     ---------- ----------
   Total investments................................................................     47,962     44,943
Cash and cash equivalents...........................................................      3,162      3,227
Cash and securities segregated, at fair value.......................................      1,551      1,280
Broker-dealer related receivables...................................................      1,605      1,327
Deferred policy acquisition costs...................................................      3,728      3,545
Goodwill and other intangible assets, net...........................................      3,673      3,697
Amounts due from reinsurers.........................................................      3,847      3,542
Loans to affiliates.................................................................      1,037      1,041
Guaranteed minimum income benefit reinsurance asset, at fair value..................     11,044     10,547
Other assets........................................................................      5,095      5,340
Separate Accounts' assets...........................................................     94,139     86,419
                                                                                     ---------- ----------

TOTAL ASSETS........................................................................ $  176,843 $  164,908
                                                                                     ========== ==========

LIABILITIES
Policyholders' account balances..................................................... $   28,263 $   26,033
Future policy benefits and other policyholders liabilities..........................     22,687     21,595
Broker-dealer related payables......................................................        664        466
Customers related payables..........................................................      2,562      1,889
Amounts due to reinsurers...........................................................         75         74
Short-term and long-term debt.......................................................        523        645
Loans from affiliates...............................................................      1,325      1,325
Current and deferred income taxes...................................................      5,172      5,104
Other liabilities...................................................................      3,503      3,815
Separate Accounts' liabilities......................................................     94,139     86,419
                                                                                     ---------- ----------
   Total liabilities................................................................    158,913    147,365
                                                                                     ---------- ----------

Commitments and contingent liabilities (Notes 2, 7, 10, 11, 12, 13, 16 and 17)

EQUITY
AXA Equitable's equity:
 Common stock, $1.25 par value, 2 million shares authorized, issued and outstanding.          2          2
 Capital in excess of par value.....................................................      5,992      5,743
 Retained earnings..................................................................      9,125      9,392
 Accumulated other comprehensive income (loss)......................................        317       (297)
                                                                                     ---------- ----------
   Total AXA Equitable's equity.....................................................     15,436     14,840
                                                                                     ---------- ----------
Noncontrolling interest.............................................................      2,494      2,703
                                                                                     ---------- ----------
   Total equity.....................................................................     17,930     17,543
                                                                                     ---------- ----------

TOTAL LIABILITIES AND EQUITY........................................................ $  176,843 $  164,908
                                                                                     ========== ==========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                  CONSOLIDATED STATEMENTS OF EARNINGS (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                           2012      2011      2010
                                                                         --------  --------  --------
                                                                                 (IN MILLIONS)
REVENUES
Universal life and investment-type product policy fee income............ $  3,334  $  3,312  $  3,067
Premiums................................................................      514       533       530
Net investment income (loss):
 Investment income (loss) from derivative instruments...................     (978)    2,374      (284)
 Other investment income (loss).........................................    2,316     2,128     2,260
                                                                         --------  --------  --------
   Total net investment income (loss)...................................    1,338     4,502     1,976
                                                                         --------  --------  --------
Investment gains (losses), net:
 Total other-than-temporary impairment losses...........................      (96)      (36)     (300)
 Portion of loss recognized in other comprehensive income (loss)........        2         4        18
                                                                         --------  --------  --------
   Net impairment losses recognized.....................................      (94)      (32)     (282)
 Other investment gains (losses), net...................................       (3)      (15)       98
                                                                         --------  --------  --------
     Total investment gains (losses), net...............................      (97)      (47)     (184)
                                                                         --------  --------  --------
Commissions, fees and other income......................................    3,574     3,631     3,702
Increase (decrease) in the fair value of the reinsurance contract asset.      497     5,941     2,350
                                                                         --------  --------  --------
     Total revenues.....................................................    9,160    17,872    11,441
                                                                         --------  --------  --------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.................................................    2,989     4,360     3,082
Interest credited to policyholders' account balances....................    1,166       999       950
Compensation and benefits...............................................    1,672     2,263     1,953
Commissions.............................................................    1,248     1,195     1,044
Distribution related payments...........................................      367       303       287
Amortization of deferred sales commissions..............................       40        38        47
Interest expense........................................................      108       106       106
Amortization of deferred policy acquisition costs.......................      576     3,620      (326)
Capitalization of deferred policy acquisition costs.....................     (718)     (759)     (655)
Rent expense............................................................      201       240       244
Amortization of other intangible assets.................................       24        24        23
Other operating costs and expenses......................................    1,429     1,359     1,438
                                                                         --------  --------  --------
     Total benefits and other deductions................................    9,102    13,748     8,193
                                                                         --------  --------  --------
Earnings (loss) from continuing operations, before income taxes......... $     58  $  4,124  $  3,248
Income tax (expense) benefit............................................      158    (1,298)     (789)
                                                                         --------  --------  --------

Net earnings (loss).....................................................      216     2,826     2,459
 Less: net (earnings) loss attributable to the noncontrolling interest..     (121)      101      (235)
                                                                         --------  --------  --------

Net Earnings (Loss) Attributable to AXA Equitable....................... $     95  $  2,927  $  2,224
                                                                         ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
            CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                2012     2011      2010
                                                                               ------  --------  --------
                                                                                      (IN MILLIONS)
COMPREHENSIVE INCOME (LOSS)
Net earnings (loss)........................................................... $  216  $  2,826  $  2,459
                                                                               ------  --------  --------

Other comprehensive income (loss) net of income taxes:
 Change in unrealized gains (losses), net of reclassification adjustment......    580       366       459
 Defined benefit plans:
   Net gain (loss) arising during year........................................    (82)     (169)     (121)
   Prior service cost arising during year.....................................      1        --        --
   Less: reclassification adjustment for:
     Amortization of net (gains) losses included in net periodic cost.........    106        94        82
     Amortization of net prior service credit included in net periodic cost...      1         1        (1)
                                                                               ------  --------  --------
       Other comprehensive income (loss) -- defined benefit plans.............     26       (74)      (40)
                                                                               ------  --------  --------
Total other comprehensive income (loss), net of income taxes..................    606       292       419
                                                                               ------  --------  --------

Comprehensive income (loss)...................................................    822     3,118     2,878

 Less: Comprehensive (income) loss attributable to noncontrolling interest....   (113)      122      (228)
                                                                               ------  --------  --------

Comprehensive Income (Loss) Attributable to AXA Equitable..................... $  709  $  3,240  $  2,650
                                                                               ======  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF EQUITY
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                               2012       2011       2010
                                                                            ---------  ---------  ---------
                                                                                     (IN MILLIONS)
EQUITY
AXA Equitable's Equity:
 Common stock, at par value, beginning and end of year..................... $       2  $       2  $       2
                                                                            ---------  ---------  ---------

 Capital in excess of par value, beginning of year.........................     5,743      5,593      5,583
 Changes in capital in excess of par value.................................       249        150         10
                                                                            ---------  ---------  ---------
 Capital in excess of par value, end of year...............................     5,992      5,743      5,593
                                                                            ---------  ---------  ---------

 Retained earnings, beginning of year......................................     9,392      6,844      4,920
 Net earnings (loss).......................................................        95      2,927      2,224
 Stockholder dividends.....................................................      (362)      (379)      (300)
                                                                            ---------  ---------  ---------
 Retained earnings, end of year............................................     9,125      9,392      6,844
                                                                            ---------  ---------  ---------

 Accumulated other comprehensive income (loss), beginning of year..........      (297)      (610)    (1,036)
 Other comprehensive income (loss).........................................       614        313        426
                                                                            ---------  ---------  ---------
 Accumulated other comprehensive income (loss), end of year................       317       (297)      (610)
                                                                            ---------  ---------  ---------

   Total AXA Equitable's equity, end of year...............................    15,436     14,840     11,829
                                                                            ---------  ---------  ---------

 Noncontrolling interest, beginning of year................................     2,703      3,118      3,269
 Purchase of AllianceBernstein Units by noncontrolling interest............        --          1          5
 Purchase of noncontrolling interest in consolidated entity................        --        (31)        (5)
 Repurchase of AllianceBernstein Holding units.............................      (145)      (140)      (148)
 Net earnings (loss) attributable to noncontrolling interest...............       121       (101)       235
 Dividends paid to noncontrolling interest.................................      (219)      (312)      (357)
 Other comprehensive income (loss) attributable to noncontrolling interest.        (8)       (21)        (7)
 Other changes in noncontrolling interest..................................        42        189        126
                                                                            ---------  ---------  ---------

     Noncontrolling interest, end of year..................................     2,494      2,703      3,118
                                                                            ---------  ---------  ---------

TOTAL EQUITY, END OF YEAR.................................................. $  17,930  $  17,543  $  14,947
                                                                            =========  =========  =========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010

                                                                                              2012     2011      2010
                                                                                            -------  --------  --------
                                                                                                   (IN MILLIONS)
Net earnings (loss)........................................................................ $   216  $  2,826  $  2,459
Adjustments to reconcile net earnings (loss) to net cash provided by operating activities:
 Interest credited to policyholders' account balances......................................   1,166       999       950
 Universal life and investment-type product policy fee income..............................  (3,334)   (3,312)   (3,067)
 Net change in broker-dealer and customer related receivables/payables.....................     383       266       125
 (Income) loss related to derivative instruments...........................................     978    (2,374)      284
 Change in reinsurance recoverable with affiliate..........................................    (207)     (242)     (233)
 Investment (gains) losses, net............................................................      97        47       184
 Change in segregated cash and securities, net.............................................    (272)     (170)     (124)
 Change in deferred policy acquisition costs...............................................    (142)    2,861      (981)
 Change in future policy benefits..........................................................     876     2,110     1,136
 Change in current and deferred income taxes...............................................    (254)    1,226       803
 Real estate asset write-off charge........................................................      42         5        26
 Change in the fair value of the reinsurance contract asset................................    (497)   (5,941)   (2,350)
 Amortization of deferred compensation.....................................................      22       418       178
 Amortization of deferred sales commission.................................................      40        38        47
 Amortization of reinsurance cost..........................................................      47       211       274
 Other depreciation and amortization.......................................................     157       146       161
 Amortization of other intangibles.........................................................      24        24        23
 Other, net................................................................................    (122)      (76)      111
                                                                                            -------  --------  --------

Net cash provided by (used in) operating activities........................................    (780)     (938)        6
                                                                                            -------  --------  --------

Cash flows from investing activities:
 Maturities and repayments of fixed maturities and mortgage loans on real estate...........   3,551     3,435     2,753
 Sales of investments......................................................................   1,951     1,141     3,398
 Purchases of investments..................................................................  (7,893)   (7,970)   (7,068)
 Cash settlements related to derivative instruments........................................    (287)    1,429      (651)
 Change in short-term investments..........................................................      34        16       (53)
 Decrease in loans to affiliates...........................................................       4        --         3
 Investment in capitalized software, leasehold improvements and EDP equipment..............     (66)     (104)      (62)
 Other, net................................................................................      14        25       (25)
                                                                                            -------  --------  --------

Net cash provided by (used in) investing activities........................................  (2,692)   (2,028)   (1,705)
                                                                                            -------  --------  --------

                     AXA EQUITABLE LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                 YEARS ENDED DECEMBER 31, 2012, 2011 AND 2010
                                  (CONTINUED)

                                                                         2012      2011      2010
                                                                       --------  --------  --------
                                                                               (IN MILLIONS)
Cash flows from financing activities:
 Policyholders' account balances:
   Deposits........................................................... $  5,437  $  4,461  $  3,187
   Withdrawals and transfers to Separate Accounts.....................     (982)     (821)     (483)
 Change in short-term financings......................................     (122)      220       (24)
 Change in collateralized pledged liabilities.........................     (288)      989      (270)
 Change in collateralized pledged assets..............................       (5)       99       533
 Capital contribution.................................................      195        --        --
 Shareholder dividends paid...........................................     (362)     (379)     (300)
 Repurchase of AllianceBernstein Holding units........................     (238)     (221)     (235)
 Distribution to noncontrolling interest in consolidated subsidiaries.     (219)     (312)     (357)
 Other, net...........................................................       (9)        2        11
                                                                       --------  --------  --------

Net cash provided by (used in) financing activities...................    3,407     4,038     2,062
                                                                       --------  --------  --------

Change in cash and cash equivalents...................................      (65)    1,072       363
Cash and cash equivalents, beginning of year..........................    3,227     2,155     1,792
                                                                       --------  --------  --------

Cash and Cash Equivalents, End of Year................................ $  3,162  $  3,227  $  2,155
                                                                       ========  ========  ========

Supplemental cash flow information:
 Interest Paid........................................................ $    107  $    107  $    110
                                                                       ========  ========  ========
 Income Taxes (Refunded) Paid......................................... $    271  $     36  $    (27)
                                                                       ========  ========  ========

                See Notes to Consolidated Financial Statements.

                     AXA EQUITABLE LIFE INSURANCE COMPANY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1) ORGANIZATION

   AXA Equitable Life Insurance Company ("AXA Equitable," and collectively with its consolidated subsidiaries the "Company") is an indirect, wholly owned subsidiary of AXA Financial, Inc. ("AXA Financial," and collectively with its consolidated subsidiaries, "AXA Financial Group"). AXA Financial is an indirect wholly owned subsidiary of AXA, a French holding company for an international group of insurance and related financial services companies.

   The Company conducts operations in two business segments: the Insurance and Investment Management segments. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

   Insurance

   The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, variable and fixed-interest annuity products and asset management principally to individuals and small and medium size businesses and professional and trade associations. This segment also includes Separate Accounts for individual insurance and annuity products.

   The Company's insurance business is conducted principally by AXA Equitable.

   Investment Management

   The Investment Management segment is principally comprised of the investment management business of AllianceBernstein L.P., a Delaware limited partnership (together with its consolidated subsidiaries "AllianceBernstein"). AllianceBernstein provides research, diversified investment management and related services globally to a broad range of clients. This segment also includes institutional Separate Accounts principally managed by AllianceBernstein that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

   AllianceBernstein is a private partnership for Federal income tax purposes and, accordingly, is not subject to Federal and state corporate income taxes. However, AllianceBernstein is subject to a 4.0% New York City unincorporated business tax ("UBT"). Domestic corporate subsidiaries of AllianceBernstein are subject to Federal, state and local income taxes. Foreign corporate subsidiaries are generally subject to taxes in the foreign jurisdictions where they are located. The Company provides Federal and state income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are permanently invested outside the United States.

   At December 31, 2012 and 2011, the Company's economic interest in AllianceBernstein was 39.5% and 37.3%, respectively. At December 31, 2012 and 2011, respectively, AXA and its subsidiaries' economic interest in AllianceBernstein (including AXA Financial Group) was approximately 65.5% and 64.6%. AXA Equitable as the General Partner of the limited partnership consolidates AllianceBernstein in the Company's consolidated financial statements.

   In the first quarter of 2011, AXA sold its 50% interest in AllianceBernstein's consolidated Australian joint venture to an unaffiliated third party as part of a larger transaction. On March 31, 2011, AllianceBernstein purchased that 50% interest from the unaffiliated third party, making this Australian entity an indirect wholly-owned subsidiary. AllianceBernstein purchased the remaining 50% interest for $21 million. As a result, the Company's Noncontrolling interest decreased $27 million and AXA Equitable's equity increased $6 million.

2) SIGNIFICANT ACCOUNTING POLICIES

   Basis of Presentation and Principles of Consolidation

   The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management for a fair presentation of the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

   The accompanying consolidated financial statements include the accounts of AXA Equitable and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally AllianceBernstein; and those investment companies, partnerships and joint ventures in which AXA Equitable or its subsidiaries has control and a majority economic interest as well as those variable interest entities ("VIEs") that meet the requirements for consolidation.

   At December 31, 2012 and 2011, respectively, the Insurance Group's General Account held $1 million and $1 million of investment assets issued by VIEs and determined to be significant variable interests under Financial Accounting Standards Board ("FASB") guidance Consolidation of Variable Interest Entities -- Revised. At December 31, 2012 and 2011, respectively, as reported in the consolidated balance sheet, these investments included $1 million and $1 million of other equity investments (principally investment limited partnership interests) and are subject to ongoing review for impairment in value. These VIEs do not require consolidation because management has determined that the Insurance Group is not the primary beneficiary. These variable interests at December 31, 2012 represent the Insurance Group's maximum exposure to loss from its direct involvement with the VIEs. The Insurance Group has no further economic interest in these VIEs in the form of related guarantees, commitments, derivatives, credit enhancements or similar instruments and obligations.

   Management of AllianceBernstein reviews quarterly its investment management agreements and its investments in, and other financial arrangements with, certain entities that hold client assets under management ("AUM") to determine the entities that AllianceBernstein is required to consolidate under this guidance. These entities include certain mutual fund products, hedge funds, structured products, group trusts, collective investment trusts and limited partnerships.

   AllianceBernstein earned investment management fees on client AUM of these entities but derived no other benefit from those assets and cannot utilize those assets in its operations.

   At December 31, 2012, AllianceBernstein had significant variable interests in certain other structured products and hedge funds with approximately $22 million in client AUM. However, these VIEs do not require consolidation because management has determined that AllianceBernstein is not the primary beneficiary of the expected losses or expected residual returns of these entities. AllianceBernstein's maximum exposure to loss in these entities is limited to its investments of $100,000 in and prospective investment management fees earned from these entities.

   All significant intercompany transactions and balances have been eliminated in consolidation. The years "2012," "2011" and "2010" refer to the years ended December 31, 2012, 2011 and 2010, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods to the current presentation.

   Retrospective Adoption of Accounting Pronouncements

   In October 2010, the FASB issued authoritative guidance to address diversity in practice regarding the interpretation of which costs relating to the acquisition of new or renewal insurance contracts qualify for deferral. Under the amended guidance, an entity may defer incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts. This amended guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2011 and permits, but does not require, retrospective application. The Company adopted this guidance effective January 1, 2012, and applied the retrospective method of adoption.

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated balance sheets:

                                    AS PREVIOUSLY REPORTED      ADJUSTMENT            AS ADJUSTED
                                    --------------------   --------------------  --------------------
                                        DECEMBER 31,           DECEMBER 31,          DECEMBER 31,
                                    --------------------   --------------------  --------------------
                                       2011        2010       2011       2010       2011       2010
                                    ---------   ---------  ---------  ---------  ---------  ---------
                                                              (IN MILLIONS)
ASSETS:
 Deferred policy acquisition costs. $   4,653   $   8,383  $  (1,108) $  (1,880) $   3,545  $   6,503
LIABILITIES:
 Current and deferred income taxes.     5,491       4,315       (387)      (658)     5,104      3,657
EQUITY:
 Retained earnings.................    10,120       8,085       (728)    (1,241)     9,392      6,844
 Accumulated other comprehensive
   income (loss)...................      (304)       (629)         7         19       (297)      (610)
 Total AXA Equitable's equity......    15,561      13,051       (721)    (1,222)    14,840     11,829
 Total equity......................    18,264      16,169       (721)    (1,222)    17,543     14,947

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of earnings (loss):

                                                                     AS PREVIOUSLY
                                                                       REPORTED     ADJUSTMENT AS ADJUSTED
                                                                    --------------  ---------- -----------
                                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $        4,680  $  (1,060) $    3,620
       Capitalization of deferred policy acquisition costs.........         (1,030)       271        (759)
   Earnings (loss) from continuing operations, before income taxes.          3,335        789       4,124
   Income tax (expense) benefit....................................         (1,022)      (276)     (1,298)
   Net earnings (loss).............................................          2,313        513       2,826
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,414        513       2,927

YEAR ENDED DECEMBER 31, 2010
   Benefits and Other Deductions:
       Amortization of deferred policy acquisition costs........... $          168  $    (494) $     (326)
       Capitalization of deferred policy acquisition costs.........           (916)       261        (655)
   Earnings (loss) from continuing operations, before income taxes.          3,015        233       3,248
   Income tax (expense) benefit....................................           (707)       (82)       (789)
   Net earnings (loss).............................................          2,308        151       2,459
   Net Earnings (Loss) Attributable to AXA Equitable...............          2,073        151       2,224

   The following table presents the effects of the retrospective application of the adoption of such new accounting guidance to the Company's previously reported consolidated statements of cash flows:

                                                 AS PREVIOUSLY
                                                   REPORTED       ADJUSTMENT     AS ADJUSTED
                                                --------------  --------------  ------------
                                                                (IN MILLIONS)
YEAR ENDED DECEMBER 31, 2011
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,313  $          513  $      2,826
   Change in deferred policy acquisition costs.          3,650            (789)        2,861
   Change in current and deferred income taxes.            950             276         1,226

YEAR ENDED DECEMBER 31, 2010
 CASH FLOWS FROM OPERATING ACTIVITIES:
   Net earnings................................ $        2,308  $          151  $      2,459
   Change in deferred policy acquisition costs.           (748)           (233)         (981)
   Change in current and deferred income taxes.            721              82           803

   Adoption of New Accounting Pronouncements

   In September 2011, the FASB issued new guidance on testing goodwill for impairment. The guidance is intended to reduce the cost and complexity of the annual goodwill impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance was effective for annual and interim goodwill impairment tests performed for fiscal years beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In June 2011, the FASB issued new guidance to amend the existing alternatives for presenting Other comprehensive income (loss) ("OCI") and its components in financial statements. The amendments eliminate the current option to report OCI and its components in the statement of changes in equity. An entity can elect to present items of net earnings (loss) and OCI in one continuous statement or in two separate, but consecutive statements. This guidance will not change the items that constitute net earnings (loss) and OCI, when an item of OCI must be reclassified to net earnings (loss). The new guidance also called for reclassification adjustments from OCI to be measured and presented by income statement line item in net earnings (loss) and in OCI. This guidance was effective for interim and annual periods beginning after December 15, 2011. Consistent with this guidance, the Company currently presents items of net earnings (loss) and OCI in two consecutive statements. In December 2011, the FASB issued new guidance to defer the portion of the guidance to present components of OCI on the face of the Consolidated statement of earnings (loss).

   In May 2011, the FASB amended its guidance on fair value measurements and disclosure requirements to enhance comparability between U.S. GAAP and International Financial Reporting Standards ("IFRS"). The changes to the existing guidance include how and when the valuation premise of highest and best use applies, the application of premiums and discounts, as well as new required disclosures. This guidance was effective for reporting periods beginning after December 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2011, the FASB issued new guidance for a creditor's determination of whether a restructuring is a troubled debt restructuring ("TDR"). The new guidance provided additional guidance to creditors for evaluating whether a modification or restructuring of a receivable is a TDR. The new guidance required creditors to evaluate modifications and restructurings of receivables using a more principles-based approach, which may result in more modifications and restructurings being considered TDR. The financial reporting implications of being classified as a TDR are that the creditor is required to:

     . Consider the receivable impaired when calculating the allowance for credit losses; and

     . Provide additional disclosures about its troubled debt restructuring activities in accordance with the requirements of recently issued guidance on disclosures about the credit quality of financing receivables and the allowance for credit losses.

   The new guidance was effective for the first interim or annual period beginning on or after June 15, 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements.

   In July 2010, the FASB issued new and enhanced disclosure requirements about the credit quality of financing receivables and the allowance for credit losses with the objective of providing greater transparency of credit risk exposures from lending arrangements in the form of loans and receivables and of accounting policies and methodology used to estimate the allowance for credit losses. These disclosure requirements include both qualitative information about credit risk assessment and monitoring and quantitative information about credit quality during and at the end of the reporting period, including current credit indicators, agings of past-due amounts, and carrying amounts of modified, impaired, and non-accrual loans. Several new terms critical to the application of these disclosures, such as "portfolio segments" and "classes", were defined by the FASB to provide guidance with respect to the appropriate level of disaggregation for the purpose of reporting this information. Except for disclosures of reporting period activity, or, more specifically, the credit loss allowance rollforward and the disclosures about troubled debt restructurings, all other disclosures required by this standard are to be presented for the annual period ending after December 15, 2010. Disclosures of reporting period activity or, more specifically, the credit loss allowance rollforward, which are effective in the first interim reporting period beginning after December 15, 2010 have been adopted. Comparative disclosures are not required for earlier periods presented for comparative purposes at initial adoption. Implementation of the effective guidance did not have a material impact on the Company's consolidated financial statements.

   In April 2010, the FASB issued new guidance on stock compensation. This guidance provides clarification that an employee share-based payment award with an exercise price denominated in the currency of a market in which a substantial portion of the entity's equity securities trades and that may be different from the functional currency of the issuer, the functional currency of the subsidiary-employer, or the payroll currency of the employee-recipient, should be considered an equity award assuming all other criteria for equity classification are met. This guidance was effective for the first quarter of 2011. Implementation of this guidance did not have a material impact on the Company's consolidated financial statements as it is consistent with the policies and practices currently applied by the Company in accounting for share-based-payment awards.

   In January 2010, the FASB issued new guidance for improving disclosures about fair value measurements. This guidance requires a reporting entity to disclose separately the amounts of significant transfers in and out of Level 1 and Level 2 fair value measurements and to describe the reasons for the transfers. In addition, for Level 3 fair value measurements, a reporting entity should present separately information about purchases, sales, issuances and settlements. This guidance was effective for interim and annual reporting periods ending on or after December 15, 2009 except for disclosures for Level 3 fair value measurements which was effective for the first quarter of 2011. These new disclosures have been included in the Notes to the Company's consolidated financial statements, as appropriate.

   Future Adoption of New Accounting Pronouncements

   In February 2013, the FASB issued new guidance to improve the reporting of reclassifications out of accumulated other comprehensive income (loss) ("AOCI"). The amendments in this guidance require an entity to report the effect of significant reclassifications out of AOCI on the respective line items in the statement of earnings (loss) if the amount being reclassified is required to be reclassified in its entirety to net earnings (loss). For other amounts that are not required to be reclassified in their entirety to net earnings in the same reporting period, an entity is required to cross-reference other disclosures that provide additional detail about those amounts. The guidance requires disclosure of reclassification information either in the notes or the face of the financial statements provided the information is presented in one location. This guidance is effective for interim and annual periods beginning after December 31, 2012. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In July 2012, the FASB issued new guidance on testing indefinite-lived intangible assets for impairment. The guidance is intended to reduce the cost and complexity of the annual indefinite-lived intangible assets impairment test by providing entities with the option of performing a "qualitative" assessment to determine whether further impairment testing is necessary. The guidance is effective for annual and interim indefinite-lived intangible assets impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted for certain companies. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   In December 2011, the FASB issued new and enhanced disclosures about offsetting (netting) of financial instruments and derivatives, including repurchase/reverse repurchase agreements and securities lending/borrowing arrangements, to converge with those required by IFRS. The disclosures require presentation in tabular format of gross and net information about assets and liabilities that either are offset (presented net) on the balance sheet or are subject to master netting agreements or similar arrangements providing rights of setoff, such as global master repurchase, securities lending, and derivative clearing agreements, irrespective of whether the assets and liabilities are offset. Financial instruments subject only to collateral agreements are excluded from the scope of these requirements, however, the tabular disclosures are required to include the fair values of financial collateral, including cash, related to master netting agreements or similar arrangements. In January 2013, the FASB issued new guidance limiting the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are (1) offset in the financial statements or
   (2) subject to an enforceable master netting arrangement or similar agreement. This guidance is effective for interim and annual periods beginning after January 1, 2013 and is to be applied retrospectively to all comparative prior periods presented. Management does not expect that implementation of this guidance will have a material impact on the Company's consolidated financial statements.

   Closed Block

   As a result of demutualization, the Closed Block was established in 1992 for the benefit of certain individual participating policies that were in force on that date. Assets, liabilities and earnings of the Closed Block are specifically identified to support its participating policyholders.

   Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of AXA Equitable. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of AXA Equitable's General Account, any of its Separate Accounts or any affiliate of AXA Equitable without the approval of the Superintendent of The New York State Department of Financial Services, Life Bureau (the "NYSDFS"), formerly the New York State Insurance Department. Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account.

   The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in AOCI) represents the expected maximum future post-tax earnings from the Closed Block that would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block's earnings.

   If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

   Many expenses related to Closed Block operations, including amortization of deferred policy acquisition costs ("DAC"), are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

   Investments

   The carrying values of fixed maturities classified as available-for-sale ("AFS") are reported at fair value. Changes in fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary which are recognized in Investment gains (losses), net. The redeemable preferred stock investments that are reported in fixed maturities include real estate investment trusts ("REIT"), perpetual preferred stock, and redeemable preferred stock. These securities may not have a stated maturity, may not be cumulative and do not provide for mandatory redemption by the issuer.

   The Company determines the fair values of fixed maturities and equity securities based upon quoted prices in active markets, when available, or through the use of alternative approaches when market quotes are not readily accessible or available. These alternative approaches include matrix or model pricing and use of independent pricing services, each supported by reference to principal market trades or other observable market assumptions for similar securities. More specifically, the matrix pricing approach to fair value is a discounted cash flow methodology that incorporates market interest rates commensurate with the credit quality and duration of the investment.

   The Company's management, with the assistance of its investment advisors, monitors the investment performance of its portfolio and reviews AFS securities with unrealized losses for other-than-temporary impairments ("OTTI"). Integral to this review is an assessment made each quarter, on a security-by-security basis, by the Company's Investments Under Surveillance ("IUS") Committee, of various indicators of credit deterioration to determine whether the investment security is expected to recover. This assessment includes, but is not limited to, consideration of the duration and severity of the unrealized loss, failure, if any, of the issuer of the security to make scheduled payments, actions taken by rating agencies, adverse conditions specifically related to the security or sector, the financial strength, liquidity, and continued viability of the issuer and, for equity securities only, the intent and ability to hold the investment until recovery, and results in identification of specific securities for which OTTI is recognized.

   If there is no intent to sell or likely requirement to dispose of the fixed maturity security before its recovery, only the credit loss component of any resulting OTTI is recognized in earnings (loss) and the remainder of the fair value loss is recognized in OCI. The amount of credit loss is the shortfall of the present value of the cash flows expected to be collected as compared to the amortized cost basis of the security. The present value is calculated by discounting management's best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. Projections of future cash flows are based on assumptions regarding probability of default and estimates regarding the amount and timing of recoveries. These assumptions and estimates require use of management judgment and consider internal credit analyses as well as market observable data relevant to the collectability of the security. For mortgage- and asset-backed securities, projected future cash flows also include assumptions regarding prepayments and underlying collateral value.

   Real estate held for the production of income, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in Investment gains (losses), net.

   Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

   Policy loans are stated at unpaid principal balances.

   Partnerships, investment companies and joint venture interests that the Company has control of and has a majority economic interest in (that is, greater than 50% of the economic return generated by the entity) or those that meet the requirements for consolidation under accounting guidance for consolidation of VIEs are consolidated. Those that the Company does not have control of and does not have a majority economic interest in and those that do not meet the VIE requirements for consolidation are reported on the equity basis of accounting and are reported either with equity real estate or other equity investments, as appropriate. The Company records its interests in certain of these partnerships on a one quarter lag.

   Equity securities, which include common stock, and non-redeemable preferred stock classified as AFS securities, are carried at fair value and are included in other equity investments with changes in fair value reported in OCI.

   Trading securities, which include equity securities and fixed maturities, are carried at fair value based on quoted market prices, with unrealized gains (losses) reported in Net earnings (loss).

   Corporate owned life insurance ("COLI") has been purchased by the Company on the lives of certain key employees; certain subsidiaries of the Company are named as beneficiaries under these policies. COLI is carried at the cash surrender value of the policies. At December 31, 2012 and 2011, the carrying value of COLI was $715 million and $737 million, respectively, and is reported in Other invested assets in the consolidated balance sheets.

   Short-term investments are reported at amortized cost that approximates fair value and are included in Other invested assets.

   Cash and cash equivalents includes cash on hand, demand deposits, money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less. Due to the short-term nature of these investments, the recorded value is deemed to approximate fair value.

   All securities owned, including United States government and agency securities, mortgage-backed securities and futures and forwards transactions, are reported in the consolidated financial statements on a trade date basis.

   Valuation Allowances for Mortgage Loans:

   For commercial and agricultural loans, an allowance for credit loss is typically recommended when management believes it is probable that principal and interest will not be collected according to the contractual terms. Factors that influence management's judgment in determining allowance for credit losses include the following:

     . Loan-to-value ratio -- Derived from current loan balance divided by the fair market value of the property. An allowance for credit loss is typically recommended when the loan-to-value ratio is in excess of 100%. In the case where the loan-to-value is in excess of 100%, the allowance for credit loss is derived by taking the difference between the fair market value (less cost of sale) and the current loan balance.

     . Debt service coverage ratio -- Derived from actual net operating income divided by annual debt service. If the ratio is below 1.0x, then the income from the property does not support the debt.

     . Occupancy -- Criteria varies by property type but low or below market occupancy is an indicator of sub-par property performance.

     . Lease expirations -- The percentage of leases expiring in the upcoming 12 to 36 months are monitored as a decline in rent and/or occupancy may negatively impact the debt service coverage ratio. In the case of single-tenant properties or properties with large tenant exposure, the lease expiration is a material risk factor.

     . Maturity -- Loans that are not fully amortizing and have upcoming maturities within the next 12 to 24 months are monitored in conjunction with the capital markets to determine the borrower's ability to refinance the debt and/or pay off the balloon balance.

     . Borrower/tenant related issues -- Financial concerns, potential bankruptcy, or words or actions that indicate imminent default or abandonment of property.

     . Payment status -- current vs. delinquent -- A history of delinquent payments may be a cause for concern.

     . Property condition -- Significant deferred maintenance observed during Lender's annual site inspections.

     . Other -- Any other factors such as current economic conditions may call into question the performance of the loan.

   Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

   Mortgage loans also are individually evaluated quarterly by the IUS Committee for impairment, including an assessment of related collateral value. Commercial mortgages 60 days or more past due and agricultural mortgages 90 days or more past due, as well as all mortgages in the process of foreclosure, are identified as problem mortgages. Based on its monthly monitoring of mortgages, a class of potential problem mortgages are also identified, consisting of mortgage loans not currently classified as problems but for which management has doubts as to the ability of the borrower to comply with the present loan payment terms and which may result in the loan becoming a problem or being restructured. The decision whether to classify a performing mortgage loan as a potential problem involves significant subjective judgments by management as to likely future industry conditions and developments with respect to the borrower or the individual mortgaged property.

   For problem mortgage loans a valuation allowance is established to provide for the risk of credit losses inherent in the lending process. The allowance includes loan specific reserves for loans determined to be non-performing as a result of the loan review process. A non-performing loan is defined as a loan for which it is probable that amounts due according to the contractual terms of the loan agreement will not be collected. The loan specific portion of the loss allowance is based on AXA Financial Group's assessment as to ultimate collectability of loan principal and interest. Valuation allowances for a non-performing loan are recorded based on the present value of expected future cash flows discounted at the loan's effective interest rate or based on the fair value of the collateral if the loan is collateral dependent. The valuation allowance for mortgage loans can increase or decrease from period to period based on such factors.

   Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

   Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2012 and 2011, the carrying values of commercial and agricultural mortgage loans on real estate that had been classified as nonaccrual loans were $0 million and $52 million for commercial and $2 million and $5 million for agricultural, respectively.

   Troubled Debt Restructuring

   When a loan modification is determined to be a troubled debt restructuring, the impairment of the loan is re-measured by discounting the expected cash flows to be received based on the modified terms using the loan's original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans. Additionally, the loan continues to be subject to the credit review process noted above.

   Derivatives

   The Company has issued and continues to offer certain variable annuity products with guaranteed minimum death benefit ("GMDB"), guaranteed minimum income benefit ("GMIB") and guaranteed income benefit ("GIB") features. The Company previously issued certain variable annuity products with guaranteed withdrawal benefit for life ("GWBL"), guaranteed minimum withdrawal benefit ("GMWB") and guaranteed minimum accumulation benefit ("GMAB") features (collectively, "GWBL and other features"). The risk associated with the GMDB feature is that under-performance of the financial markets could result in GMDB benefits, in the event of death, being higher than what accumulated policyholders' account balances would support. The risk associated with the GWBL and other features is that under-performance of the financial markets could result in GWBL and other features' benefits being higher than what accumulated policyholders' account balances would support. The Company uses derivatives for asset/liability risk management primarily to reduce exposures to equity market and interest rate fluctuations. Derivative hedging strategies are designed to reduce these risks from an economic perspective while also considering their impacts on accounting results. Operation of these hedging programs is based on models involving numerous estimates and assumptions, including, among others, mortality, lapse, surrender and withdrawal rates, election rates, market volatility and interest rates.

   A wide range of derivative contracts are used in these hedging programs, including exchange traded equity, currency and interest rate futures contracts, total return and/or other equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. For GMDB, GMIB, GIB and GWBL and other features, the Company retains certain risks including basis, credit spread and some volatility risk and risk associated with actual versus expected assumptions for mortality, lapse and surrender, withdrawal and contractholder election rates, among other things. The derivative contracts are managed to correlate with changes in the value of the GMDB, GMIB, GIB and GWBL and other features that result from financial markets movements. A portion of exposure to realized interest rate volatility was hedged through December 31, 2012 using swaptions and a portion of exposure to realized equity volatility is hedged using equity options and variance swaps. The Company has purchased reinsurance contracts to mitigate the risks associated with GMDB features and the impact of potential market fluctuations on future policyholder elections of GMIB features contained in certain annuity contracts issued by the Company.

   At the end of 2012, AXA Equitable adjusted its long term view of interest rates and persistency and proceeded to reduce the size of its GMIB and GMDB interest rate hedges, changed their maturity and began to fully unwind its swaption position hedging exposure to interest rate volatility. AXA Equitable completed the full unwind in early 2013.

   GIB and GWBL and other features and reinsurance contract asset covering GMIB exposure are considered derivatives for accounting purposes and, therefore, are reported in the balance sheet at their fair value. None of the derivatives used in these programs were designated as qualifying hedges under U.S. GAAP accounting guidance for derivatives and hedging. All gains (losses) on derivatives are reported in Net investment income (loss) in the consolidated statements of earnings (loss) except those resulting from changes in the fair values of the GIB and GWBL and other features which are reported in Policyholder's benefits and the GMIB reinsurance contract asset are reported on a separate line in the consolidated statement of earnings, respectively.

   In addition to the Company's existing programs, in first quarter 2012, the Company entered into interest rate swaps related to the Company's GMDB and GMIB block of business issued prior to 2001 to manage exposure to interest rate fluctuations.

   The Company periodically, including during 2012, has had in place a hedge program to partially protect against declining interest rates with respect to a part of its projected variable annuity sales.

   The Company also uses equity and commodity index options to hedge its exposure to equity linked and commodity indexed crediting rates on annuity and life products.

   Margins or "spreads" on interest-sensitive life insurance and annuity contracts are affected by interest rate fluctuations as the yield on portfolio investments, primarily fixed maturities, are intended to support required payments under these contracts, including interest rates credited to their policy and contract holders. The Company currently uses swaptions to reduce the risk associated with minimum crediting rate guarantees on these interest-sensitive contracts.

   The Company is exposed to equity market fluctuations through investments in Separate Accounts and has equity future derivative contracts specifically to minimize such risk.

   In second quarter 2012, the Company entered into futures and total return swaps on equity indices to mitigate the impact on net earnings from Separate Account fee revenue fluctuations due to movements in the equity markets. These positions covered fees expected to be earned through December 31, 2012 of the current year from the Company's Separate Account products. As of December 31, 2012, all positions had matured.

   At December 31, 2012, the Company had open exchange-traded futures positions on the S&P 500, Russell 1000, NASDAQ 100 and Emerging Market indices, having initial margin requirements of $270 million. At December 31, 2012, the Company had open exchange-traded futures positions on the 2-year, 5-year, 10-year, 30-year U.S. Treasury Notes and Eurodollars having initial margin requirements of $100 million. At that same date, the Company had open exchange-traded future positions on the Euro Stoxx, FTSE 100, European, Australasia, Far East ("EAFE") and Topix indices as well as corresponding currency futures on the Euro/U.S. dollar, Yen/U.S. dollar and Pound/U.S. dollar, having initial margin requirements of $7 million. All exchange-traded futures contracts are net cash settled daily. All outstanding equity-based and treasury futures contracts at December 31, 2012 are exchange-traded and net settled daily in cash.

   Although notional amount is the most commonly used measure of volume in the derivatives market, it is not used as a measure of credit risk. Generally, the current credit exposure of the Company's derivative contracts is limited to the net positive estimated fair value of derivative contracts at the reporting date after taking into consideration the existence of netting agreements and any collateral received pursuant to credit support annexes. A derivative with positive value (a derivative asset) indicates existence of credit risk because the counterparty would owe money to the Company if the contract were closed. Alternatively, a derivative contract with negative value (a derivative liability) indicates the Company would owe money to the counterparty if the contract were closed. However, generally if there is more than one derivative transaction with a single counterparty, a master netting arrangement exists with respect to derivative transactions with that counterparty to provide for net settlement.

   The Company may be exposed to credit-related losses in the event of nonperformance by counterparties to derivative financial instruments. The Company controls and minimizes its counterparty exposure through a credit appraisal and approval process. In addition, the Company has executed various collateral arrangements with counterparties to over-the-counter derivative transactions that require both pledging and accepting collateral either in the form of cash or high-quality securities, such as U.S. Treasury securities or those issued by government agencies. At December 31, 2012 and December 31, 2011, respectively, the Company held $1,165 million and $1,438 million in cash and securities collateral delivered by trade counterparties, representing the fair value of the related derivative agreements. This unrestricted cash collateral is reported in Cash and cash equivalents, and the obligation to return it is reported in Other liabilities in the consolidated balance sheets.

   Certain of the Company's standardized contracts for over-the-counter derivative transactions ("ISDA Master Agreements") contain credit risk related contingent provisions related to its credit rating. In some ISDA Master Agreements, if the credit rating falls below a specified threshold, either a default or a termination event permitting the counterparty to terminate the ISDA Master Agreement would be triggered. In all agreements that provide for collateralization, various levels of collateralization of net liability positions are applicable, depending upon the credit rating of the counterparty. The aggregate fair value of all collateralized derivative transactions that were in a liability position at December 31, 2012, and 2011, respectively, were $5 million and $4 million, for which the Company posted collateral of $5 million in 2012, and held collateral of $3 million in 2011 in the normal operation of its collateral arrangements. If the investment grade related contingent features had been triggered on December 31, 2012, the Company would not have been required to post material collateral to its counterparties.

   Net Investment Income (Loss), Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)

   Net investment income (loss) and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset by amounts reflected as interest credited to policyholders' account balances.

   Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in Investment gains (losses), net.

   Realized and unrealized holding gains (losses) on trading securities are reflected in Net investment income (loss).

   Unrealized investment gains (losses) on fixed maturities and equity securities designated as AFS held by the Company are accounted for as a separate component of AOCI, net of related deferred income taxes, amounts attributable to certain pension operations, Closed Blocks' policyholders dividend obligation, DAC related to universal life ("UL") policies, investment-type products and participating traditional life policies.

   Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as AFS and do not reflect any change in fair value of policyholders' account balances and future policy benefits.

   Fair Value of Financial Instruments

   Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The accounting guidance established a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1  Unadjusted quoted prices for identical instruments in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2  Observable inputs other than Level 1 prices, such as quoted prices for similar instruments, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3  Unobservable inputs supported by little or no market activity and often requiring significant management judgment or estimation, such as an entity's own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

   The Company defines fair value as the unadjusted quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are measured using present value or other valuation techniques. The fair value determinations are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such adjustments do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value cannot be substantiated by direct comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

   Management is responsible for the determination of the value of investments carried at fair value and the supporting methodologies and assumptions. Under the terms of various service agreements, the Company often utilizes independent valuation service providers to gather, analyze, and interpret market information and derive fair values based upon relevant methodologies and assumptions for individual securities. These independent valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of widely accepted valuation models, provide a single fair value measurement for individual securities for which a fair value has been requested. As further described below with respect to specific asset classes, these inputs include, but are not limited to, market prices for recent trades and transactions in comparable securities, benchmark yields, interest rate yield curves, credit spreads, quoted prices for similar securities, and other market-observable information, as applicable. Specific attributes of the security being valued also are considered, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security- or issuer-specific information. When insufficient market observable information is available upon which to measure fair value, the Company either will request brokers knowledgeable about these securities to provide a non-binding quote or will employ internal valuation models. Fair values received from independent valuation service providers and brokers and those internally modeled or otherwise estimated are assessed for reasonableness.

   At December 31, 2012 and 2011, respectively, the fair value of public fixed maturities is approximately $25,591 million and $24,534 million or approximately 19.2% and 19.8% of the Company's total assets measured at fair value on a recurring basis (excluding GMIB reinsurance contracts and segregated securities measured at fair value on a recurring basis). The fair values of the Company's public fixed maturity securities are generally based on prices obtained from independent valuation service providers and for which the Company maintains a vendor hierarchy by asset type based on historical pricing experience and vendor expertise. Although each security generally is priced by multiple independent valuation service providers, the Company ultimately uses the price received from the independent valuation service provider highest in the vendor hierarchy based on the respective asset type, with limited exception. To validate reasonableness, prices also are internally reviewed by those with relevant expertise through comparison with directly observed recent market trades. Consistent with the fair value hierarchy, public fixed maturity securities validated in this manner generally are reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the security in a manner agreed as more consistent with current market observations, the security remains within Level 2. Alternatively, a Level 3 classification may result if the pricing information then is sourced from another vendor, non-binding broker quotes, or internally-developed valuations for which the Company's own assumptions about market-participant inputs would be used in pricing the security.

   At December 31, 2012 and 2011, respectively, the fair value of private fixed maturities is approximately $8,016 million and $7,459 million or approximately 6.0% and 6.0% of the Company's total assets measured at fair value on a recurring basis. The fair values of the Company's private fixed maturities, which primarily are comprised of investments in private placement securities generally are determined using a discounted cash flow model. In certain cases, these models use observable inputs with a discount rate based upon the average of spread surveys collected from private market intermediaries who are active in both primary and secondary transactions, taking into account, among other factors, the credit quality and industry sector of the issuer and the reduced liquidity associated with private placements. Generally, these securities have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may also incorporate unobservable inputs, which reflect the Company's own assumptions about the inputs market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the fair value measurement of a security, a Level 3 classification generally is made.

   As disclosed in Note 3, at December 31, 2012 and 2011, respectively, the net fair value of freestanding derivative positions is approximately $1,163 million and $1,536 million or approximately 92.2% and 92.1% of Other invested assets measured at fair value on a recurring basis. The fair values of the Company's derivative positions are generally based on prices obtained either from independent valuation service providers or derived by applying market inputs from recognized vendors into industry standard pricing models. The majority of these derivative contracts are traded in the Over-The-Counter ("OTC") derivative market and are classified in Level 2. The fair values of derivative assets and liabilities traded in the OTC market are determined using quantitative models that require use of the contractual terms of the derivative instruments and multiple market inputs, including interest rates, prices, and indices to generate continuous yield or pricing curves and volatility factors, which then are applied to value the positions. The predominance of market inputs is actively quoted and can be validated through external sources or reliably interpolated if less observable. If the pricing information received from independent valuation service providers is not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process in accordance with the terms of the respective independent valuation service provider agreement. If as a result it is determined that the independent valuation service provider is able to reprice the derivative instrument in a manner agreed as more consistent with current market observations, the position remains within Level 2.

   The credit risk of the counterparty and of the Company are considered in determining the fair values of all OTC derivative asset and liability positions, respectively, after taking into account the effects of master netting agreements and collateral arrangements. Each reporting period, the Company values its derivative positions using the standard swap curve and evaluates whether to adjust the embedded credit spread to reflect changes in counterparty or its own credit standing. As a result, the Company reduced the fair value of its OTC derivative asset exposures by $2 million at December 31, 2012 to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the non-performance risk of the Company for purpose of determining the fair value of its OTC liability positions at December 31, 2012.

   At December 31, 2012 and 2011, respectively, investments classified as Level 1 comprise approximately 70.3% and 70.2% of assets measured at fair value on a recurring basis and primarily include redeemable preferred stock, trading securities, cash equivalents and Separate Accounts assets. Fair value measurements classified as Level 1 include exchange-traded prices of fixed maturities, equity securities and derivative contracts, and net asset values for transacting subscriptions and redemptions of mutual fund shares held by Separate Accounts. Cash equivalents classified as Level 1 include money market accounts, overnight commercial paper and highly liquid debt instruments purchased with an original maturity of three months or less, and are carried at cost as a proxy for fair value measurement due to their short-term nature.

   At December 31, 2012 and 2011, respectively, investments classified as Level 2 comprise approximately 28.4% and 28.2% of assets measured at fair value on a recurring basis and primarily include U.S. government and agency securities and certain corporate debt securities, such as public and private fixed maturities. As market quotes generally are not readily available or accessible for these securities, their fair value measures are determined utilizing relevant information generated by market transactions involving comparable securities and often are based on model pricing techniques that effectively discount prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. Segregated securities classified as Level 2 are U.S. Treasury Bills segregated by AllianceBernstein in a special reserve bank custody account for the exclusive benefit of brokerage customers, as required by Rule 15c3-3 of the Exchange Act and for which fair values are based on quoted yields in secondary markets.

   Observable inputs generally used to measure the fair value of securities classified as Level 2 include benchmark yields, reported secondary trades, issuer spreads, benchmark securities and other reference data. Additional observable inputs are used when available, and as may be appropriate, for certain security types, such as prepayment, default, and collateral information for the purpose of measuring the fair value of mortgage- and asset-backed securities. At December 31, 2012 and 2011, respectively, approximately $1,966 million and $1,718 million of AAA-rated mortgage- and asset-backed securities are classified as Level 2 for which the observability of market inputs to their pricing models is supported by sufficient, albeit more recently contracted, market activity in these sectors.

   At December 31, 2012 and 2011, respectively, investments classified as Level 3 comprise approximately 1.3% and 1.6% of assets measured at fair value on a recurring basis and primarily include corporate debt securities, such as private fixed maturities. Determinations to classify fair value measures within Level 3 of the valuation hierarchy generally are based upon the significance of the unobservable factors to the overall fair value measurement. Included in the Level 3 classification at December 31, 2012 and 2011, respectively, were approximately $222 million and $347 million of fixed maturities with indicative pricing obtained from brokers that otherwise could not be corroborated to market observable data. The Company applies various due-diligence procedures, as considered appropriate, to validate these non-binding broker quotes for reasonableness, based on its understanding of the markets, including use of internally-developed assumptions about inputs a market participant would use to price the security. In addition, approximately $1,021 million and $1,088 million of mortgage- and asset-backed securities, including commercial mortgage-backed securities ("CMBS"), are classified as Level 3 at December 31, 2012 and 2011, respectively. At December 31, 2012, the Company continued to apply a risk-adjusted present value technique to estimate the fair value of CMBS securities below the senior AAA tranche due to ongoing insufficient frequency and volume of observable trading activity in these securities. In applying this valuation methodology, the Company adjusted the projected cash flows of these securities for origination year, default metrics, and level of subordination, with the objective of maximizing observable inputs, and weighted the result with a 10% attribution to pricing sourced from a third party service whose process placed significant reliance on market trading activity.

   The Company also issues certain benefits on its variable annuity products that are accounted for as derivatives and are also considered Level 3. The GMWB feature allows the policyholder to withdraw at minimum, over the life of the contract, an amount based on the contract's benefit base. The GWBL feature allows the policyholder to withdraw, each year for the life of the contract, a specified annual percentage of an amount based on the contract's benefit base. The GMAB feature increases the contract account value at the end of a specified period to a GMAB base. The GIB feature provides a lifetime annuity based on predetermined annuity purchase rates if and when the contract account value is depleted. This lifetime annuity is based on predetermined annuity purchase rates applied to a GIB base.

   Level 3 also includes the GMIB reinsurance contract asset which is accounted for as derivative contracts. The GMIB reinsurance contract asset's fair value reflects the present value of reinsurance premiums and recoveries and risk margins over a range of market consistent economic scenarios while the GIB and GWBL and other features related liability reflects the present value of expected future payments (benefits) less fees, adjusted for risk margins, attributable to the GIB and GWBL and other features over a range of market-consistent economic scenarios. The valuations of both the GMIB reinsurance contract asset and GIB and GWBL and other feature's liability incorporate significant non-observable assumptions related to policyholder behavior, risk margins and projections of equity Separate Account funds consistent with the S&P 500 Index. The credit risks of the counterparty and of the Company are considered in determining the fair values of its GMIB reinsurance contract asset and GIB and GWBL and other features' liability positions, respectively, after taking into account the effects of collateral arrangements. Incremental adjustment to the swap curve, adjusted for non-performance risk, is made to the resulting fair values of the GMIB reinsurance contract asset to reflect change in the claims-paying ratings of counterparties to the reinsurance treaties. After giving consideration to collateral arrangements, the Company reduced the fair value of its GMIB reinsurance contract asset by $447 million and $688 million at December 31, 2012 and 2011, respectively, to recognize incremental counterparty non-performance risk. The unadjusted swap curve was determined to be reflective of the AA quality claims-paying rating of AXA Equitable, therefore, no incremental adjustment was made for non-performance risk for purpose of determining the fair value of the GIB and GWBL and other features' liability embedded derivative at December 31, 2012. Equity and fixed income volatilities are combined, with weighting based on the current fund distribution, to produce an overall volatility assumption. Scenarios are developed that value an at the money option at a price consistent with the overall volatility.

   Fair values for commercial and agricultural mortgage loans on real estate are measured by discounting future contractual cash flows to be received on the mortgage loan using interest rates at which loans with similar characteristics and credit quality would be made. The discount rate is derived from taking the appropriate U.S. Treasury rate with a like term to the remaining term of the loan and adding a spread reflective of the risk premium associated with the specific loan. Fair values for mortgage loans anticipated to be foreclosed and problem mortgage loans are limited to the fair value of the underlying collateral, if lower.

   Other limited partnership interests and other equity investments, including interests in investment companies, are accounted for under the equity method and for which the carrying value provides a reasonable estimate of fair value as the underlying investments of these partnerships are valued at estimated fair value.

   Fair values for the Company's long-term debt are determined from quotations provided by brokers knowledgeable about these securities and internally assessed for reasonableness. The fair values of the Company's borrowing and lending arrangements with AXA affiliated entities are determined in the same manner as for such transactions with third parties, including matrix pricing models for debt securities and discounted cash flow analysis for mortgage loans.

   The fair values for the Company's association plans contracts, supplementary contracts not involving life contingencies ("SCNILC"), deferred annuities and certain annuities, which are included in Policyholder's account balances are estimated using projected cash flows discounted at rates reflecting current market rates. Significant unobservable inputs reflected in the cash flows include lapse rates and withdrawal rates. Certain other products such as Access Accounts are held at book value.

   Recognition of Insurance Income and Related Expenses

   Premiums from UL and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of fees assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

   Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized in income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

   For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as revenue when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

   Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

   DAC

   Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, reflecting incremental direct costs of contract acquisition with independent third parties or employees that are essential to the contract transaction, as well as the portion of employee compensation, including payroll fringe benefits and other costs directly related to underwriting, policy issuance and processing, medical inspection, and contract selling for successfully negotiated contracts including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

   After the initial establishment of reserves, premium deficiency and loss recognition tests are performed each period end using best estimate assumptions as of the testing date without provisions for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for the aggregate product group are insufficient to provide for expected future policy benefits and expenses for that line of business (i.e., reserves net of any DAC asset), DAC would first be written off and thereafter, if required, a premium deficiency reserve would be established by a charge to earnings.

   In accordance with the guidance for the accounting and reporting by insurance enterprises for certain long-duration contracts and participating contracts and for realized gains and losses from the sale of investments, current and expected future profit margins for products covered by this guidance are examined regularly in determining the amortization of DAC. Due primarily to the significant decline in Separate Accounts balances during 2008 and a change in the estimate of average gross short-term annual return on Separate Accounts balances to 9.0%, future estimated gross profits at December 31, 2008 for certain issue years for the Accumulator(R) products were expected to be negative as the increases in the fair values of derivatives used to hedge certain risks related to these products would be recognized in current earnings while the related reserves do not fully and immediately reflect the impact of equity and interest market fluctuations. As required under U.S. GAAP, for those issue years with future estimated negative gross profits, the DAC amortization method was permanently changed in fourth quarter 2008 from one based on estimated gross profits to one based on estimated assessments for the Accumulator(R) products, subject to loss recognition testing. In second quarter 2011, the DAC amortization method was changed to one based on estimated assessments for all issue years for the Accumulator(R) products due to continued volatility of margins and the continued emergence of periods of negative margins.

   DAC associated with UL products and investment-type products, other than Accumulator(R) products is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. When estimated gross profits are expected to be negative for multiple years of a contract life, DAC is amortized using the present value of estimated assessments. The effect on the amortization of DAC of revisions to estimated gross profits or assessments is reflected in earnings (loss) in the period such estimated gross profits or assessments are revised. A decrease in expected gross profits or assessments would accelerate DAC amortization. Conversely, an increase in expected gross profits or assessments would slow DAC amortization. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date.

   A significant assumption in the amortization of DAC on variable annuities and, to a lesser extent, on variable and interest-sensitive life insurance relates to projected future Separate Account performance. Management sets estimated future gross profit or assessment assumptions related to Separate Account performance using a long-term view of expected average market returns by applying a reversion to the mean approach, a commonly used industry practice. This future return approach influences the projection of fees earned, as well as other sources of estimated gross profits. Returns that are higher than expectations for a given period produce higher than expected account balances, increase the fees earned resulting in higher expected future gross profits and lower DAC amortization for the period. The opposite occurs when returns are lower than expected.

   In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance. Currently, the average gross long-term return estimate is measured from December 31, 2008. Management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. At December 31, 2012, the average gross short-term and long-term annual return estimate on variable and interest-sensitive life insurance and variable annuities was 9.0% (6.71% net of product weighted average Separate Account fees), and the gross maximum and minimum short-term annual rate of return limitations were 15.0% (12.71% net of product weighted average Separate Account fees) and 0.0% (-2.29% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. These assumptions of long-term growth are subject to assessment of the reasonableness of resulting estimates of future return assumptions.

   If actual market returns continue at levels that would result in assuming future market returns of 15.0% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0.0% for more than 5 years would result in a required deceleration of DAC amortization. At December 31, 2012, current projections of future average gross market returns assume a 0.0% annualized return for the next two quarters, which is within the maximum and minimum limitations, grading to a reversion to the mean of 9.0% in eight quarters.

   In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has been improving in recent years.

   Other significant assumptions underlying gross profit estimates for UL and investment type products relate to contract persistency and General Account investment spread.

   For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2012, the average rate of assumed investment yields, excluding policy loans, was 5.15% grading to 5.0% over 10 years. Estimated gross margins include anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the accumulated amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC assets that would result from realization of unrealized gains (losses) is recognized with an offset to AOCI in consolidated equity as of the balance sheet date. Many of the factors that affect gross margins are included in the determination of the Company's dividends to these policyholders. DAC adjustments related to participating traditional life policies do not create significant volatility in results of operations as the Closed Block recognizes a cumulative policyholder dividend obligation expense in "Policyholders' dividends," for the excess of actual cumulative earnings over expected cumulative earnings as determined at the time of demutualization.

   DAC associated with non-participating traditional life policies is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings (loss) in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy. DAC related to these policies is subject to recoverability testing as part of AXA Financial Group's premium deficiency testing. If a premium deficiency exists, DAC is reduced by the amount of the deficiency or to zero through a charge to current period earnings (loss). If the deficiency exceeds the DAC balance, the reserve for future policy benefits is increased by the excess, reflected in earnings (loss) in the period such deficiency occurs.

   Contractholder Bonus Interest Credits

   Contractholder bonus interest credits are offered on certain deferred annuity products in the form of either immediate bonus interest credited or enhanced interest crediting rates for a period of time. The interest crediting expense associated with these contractholder bonus interest credits is deferred and amortized over the lives of the underlying contracts in a manner consistent with the amortization of DAC. Unamortized balances are included in Other assets.

   Policyholders' Account Balances and Future Policy Benefits

   Policyholders' account balances for UL and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

   The Company has issued and continues to offer certain variable annuity products with GMDB and GIB features. The Company previously issued certain variable annuity products with GWBL and other features. The Company also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a GMIB base. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges generally over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models that involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender and withdrawal rates, mortality experience, and, for contracts with the GMIB feature, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that actual experience will be consistent with management's estimates.

   For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

   For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

   For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.90% for life insurance liabilities and from 1.57% to 11.25% for annuity liabilities.

   Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

   When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings.

   Policyholders' Dividends

   The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by AXA Equitable's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by AXA Equitable.

   At December 31, 2012, participating policies, including those in the Closed Block, represent approximately 6.2% ($22,418 million) of directly written life insurance in-force, net of amounts ceded.

   Separate Accounts

   Generally, Separate Accounts established under New York State Insurance Law are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings (loss) less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. Assets held in Separate Accounts are reported at quoted market values or, where quoted values are not readily available or accessible for these securities, their fair value measures most often are determined through the use of model pricing that effectively discounts prospective cash flows to present value using appropriate sector-adjusted credit spreads commensurate with the security's duration, also taking into consideration issuer-specific credit quality and liquidity. The assets and liabilities of six Separate Accounts are presented and accounted for as General Account assets and liabilities due to the fact that not all of the investment performance in those Separate Accounts is passed through to policyholders. Investment assets in these Separate Accounts principally consist of fixed maturities that are classified as available for sale in the accompanying consolidated financial statements.

   The investment results of Separate Accounts, including unrealized gains (losses), on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings (loss). For 2012, 2011 and 2010, investment results of such Separate Accounts were gains (losses) of $10,110 million, $(2,928) million and $10,117 million, respectively.

   Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all policies including those funded by Separate Accounts are included in revenues.

   The Company reports the General Account's interests in Separate Accounts as Other equity investments in the consolidated balance sheets.

   Recognition of Investment Management Revenues and Related Expenses

   Commissions, fees and other income principally include the Investment Management segment's investment advisory and service fees, distribution revenues and institutional research services revenue. Investment advisory and service base fees, generally calculated as a percentage, referred to as basis points ("BPs"), of assets under management, are recorded as revenue as the related services are performed; they include brokerage transactions charges received by Sanford C. Bernstein & Co. LLC ("SCB LLC") for certain retail, private client and institutional investment client transactions. Certain investment advisory contracts, including those associated with hedge funds, provide for a performance-based fee, in addition to or in lieu of a base fee which is calculated as either a percentage of absolute investment results or a percentage of the investment results in excess of a stated benchmark over a specified period of time. Performance-based fees are recorded as a component of revenue at the end of each contract's measurement period. Institutional research services revenue consists of brokerage transaction charges received by SCB LLC and Sanford C. Bernstein Limited ("SCBL") for independent research and brokerage-related services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

   Commissions paid to financial intermediaries in connection with the sale of shares of open-end AllianceBernstein sponsored mutual funds sold without a front-end sales charge ("back-end load shares") are capitalized as deferred sales commissions and amortized over periods not exceeding five and one-half years for U.S. fund shares and four years for non-U.S. fund shares, the periods of time during which the deferred sales commissions are generally recovered. These commissions are recovered from distribution services fees received from those funds and from contingent deferred sales commissions ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC cash recoveries are recorded as reductions of unamortized deferred sales commissions when received. Effective January 31, 2009, back-end load shares are no longer offered to new investors by AllianceBernstein's U.S. funds. Management tests the deferred sales commission asset for recoverability quarterly and determined that the balance as of December 31, 2012 was not impaired.

   AllianceBernstein's management determines recoverability by estimating undiscounted future cash flows to be realized from this asset, as compared to its recorded amount, as well as the estimated remaining life of the deferred sales commission asset over which undiscounted future cash flows are expected to be received. Undiscounted future cash flows consist of ongoing distribution services fees and CDSC. Distribution services fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC are based on the lower of cost or current value, at the time of redemption, of back-end load shares redeemed and the point at which redeemed during the applicable minimum holding period under the mutual fund distribution system.

   Significant assumptions utilized to estimate future average assets under management and undiscounted future cash flows from back-end load shares include expected future market levels and redemption rates. Market assumptions are selected using a long-term view of expected average market returns based on historical returns of broad market indices. Future redemption rate assumptions are determined by reference to actual redemption experience over the five-year, three-year and one-year periods and current quarterly periods ended December 31, 2012. These assumptions are updated periodically. Estimates of undiscounted future cash flows and the remaining life of the deferred sales commission asset are made from these assumptions and the aggregate undiscounted cash flows are compared to the recorded value of the deferred sales commission asset. If AllianceBernstein's management determines in the future that the deferred sales commission asset is not recoverable, an impairment condition would exist and a loss would be measured as the amount by which the recorded amount of the asset exceeds its estimated fair value. Estimated fair value is determined using AllianceBernstein's management's best estimate of future cash flows discounted to a present value amount.

   Goodwill and Other Intangible Assets

   Goodwill represents the excess of the purchase price over the fair value of identifiable net assets of acquired companies, and relates principally to the Bernstein Acquisition and purchases of AllianceBernstein units. In accordance with the guidance for Goodwill and Other Intangible Assets, goodwill is tested annually for impairment and at interim periods if events or circumstances indicate an impairment could have occurred.

   Intangible assets related to the Bernstein Acquisition and purchases of AllianceBernstein Units include values assigned to contracts of businesses acquired based on their estimated fair value at the time of acquisition, less accumulated amortization. These intangible assets are generally amortized on a straight-line basis over their estimated useful life of approximately 20 years. All intangible assets are periodically reviewed for impairment as events or changes in circumstances indicate that the carrying value may not be recoverable. If the carrying value exceeds fair value, additional impairment tests are performed to measure the amount of the impairment loss, if any.

   Other Accounting Policies

   Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software that ranges between one and nine years.

   AXA Financial and certain of its consolidated subsidiaries and affiliates, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

3) INVESTMENTS

   Fixed Maturities and Equity Securities

   The following table provides information relating to fixed maturities and equity securities classified as AFS:

                AVAILABLE-FOR-SALE SECURITIES BY CLASSIFICATION

                                                   GROSS       GROSS
                                       AMORTIZED UNREALIZED  UNREALIZED                OTTI
                                         COST      GAINS       LOSSES    FAIR VALUE IN AOCI/(3)/
                                       --------- ---------- ------------ ---------- ------------
                                                             (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $  20,854 $    2,364 $         20 $  23,198  $         --
 U.S. Treasury, government and agency.     4,664        517            1     5,180            --
 States and political subdivisions....       445         85           --       530            --
 Foreign governments..................       454         76           --       530            --
 Commercial mortgage-backed...........     1,175         16          291       900            13
 Residential mortgage-backed/(1)/.....     1,864         85           --     1,949            --
 Asset-backed/(2)/....................       175         12            5       182             5
 Redeemable preferred stock...........     1,089         60           11     1,138            --
                                       --------- ---------- ------------ ---------  ------------
   Total Fixed Maturities.............    30,720      3,215          328    33,607            18

Equity securities.....................        23          1           --        24            --
                                       --------- ---------- ------------ ---------  ------------

Total at December 31, 2012............ $  30,743 $    3,216 $        328 $  33,631  $         18
                                       ========= ========== ============ =========  ============

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

                                                    Gross       Gross
                                       Amortized  Unrealized  Unrealized                OTTI
                                         Cost       Gains       Losses    Fair Value in AOCI/(3)/
                                       --------- ------------ ----------- ---------- -----------
                                                             (In Millions)
December 31, 2011:
Fixed Maturities:
 Corporate............................ $  21,444 $      1,840 $       147 $  23,137  $        --
 U.S. Treasury, government and agency.     3,598          350          --     3,948           --
 States and political subdivisions....       478           64           2       540           --
 Foreign governments..................       461           65           1       525           --
 Commercial mortgage-backed...........     1,306            7         411       902           22
 Residential mortgage-backed/(1)/.....     1,556           90          --     1,646           --
 Asset-backed/(2)/....................       260           15          11       264            6
 Redeemable preferred stock...........     1,106           38         114     1,030           --
                                       --------- ------------ ----------- ---------  -----------
   Total Fixed Maturities.............    30,209        2,469         686    31,992           28

Equity securities.....................        18            1          --        19           --
                                       --------- ------------ ----------- ---------  -----------

Total at December 31, 2011............ $  30,227 $      2,470 $       686 $  32,011  $        28
                                       ========= ============ =========== =========  ===========

  /(1)/Includes publicly traded agency pass-through securities and collateralized mortgage obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans. /(3)/Amounts represent OTTI losses in AOCI, which were not included in earnings (loss) in accordance with current accounting guidance.

   At December 31, 2012 and 2011, respectively, the Company had trading fixed maturities with an amortized cost of $194 million and $172 million and carrying values of $202 million and $172 million. Gross unrealized gains on trading fixed maturities were $12 million and $4 million and gross unrealized losses were $4 million and $4 million for 2012 and 2011, respectively.

   The contractual maturities of AFS fixed maturities (excluding redeemable preferred stock) at December 31, 2012 are shown in the table below. Bonds not due at a single maturity date have been included in the table in the final year of maturity. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                      AVAILABLE-FOR-SALE FIXED MATURITIES
                  CONTRACTUAL MATURITIES AT DECEMBER 31, 2012

                                                  AMORTIZED
                                                    COST    FAIR VALUE
                                                  --------- ----------
                                                     (IN MILLIONS)
          Due in one year or less................ $   3,018 $   3,088
          Due in years two through five..........     5,801     6,333
          Due in years six through ten...........     9,877    11,140
          Due after ten years....................     7,721     8,877
                                                  --------- ---------
             Subtotal............................    26,417    29,438
          Commercial mortgage-backed securities..     1,175       900
          Residential mortgage-backed securities.     1,864     1,949
          Asset-backed securities................       175       182
                                                  --------- ---------
          Total.................................. $  29,631 $  32,469
                                                  ========= =========

   The following table shows proceeds from sales, gross gains (losses) from sales and OTTI for AFS fixed maturities during 2012, 2011 and 2010:

                                                   December 31,
                                             -----------------------
                                              2012    2011     2010
                                             ------  ------  -------
                                                  (IN MILLIONS)
Proceeds from sales......................... $  139  $  340  $   840
                                             ======  ======  =======
Gross gains on sales........................ $   13  $    6  $    28
                                             ======  ======  =======
Gross losses on sales....................... $  (12) $   (9) $   (16)
                                             ======  ======  =======
Total OTTI.................................. $  (96) $  (36) $  (300)
Non-credit losses recognized in OCI.........      2       4       18
                                             ------  ------  -------
Credit losses recognized in earnings (loss). $  (94) $  (32) $  (282)
                                             ======  ======  =======

   The following table sets forth the amount of credit loss impairments on fixed maturity securities held by the Company at the dates indicated and the corresponding changes in such amounts.

                  FIXED MATURITIES -- CREDIT LOSS IMPAIRMENTS

                                                                                          2012     2011
                                                                                        -------  -------
                                                                                          (IN MILLIONS)
Balances at January 1,................................................................. $  (332) $  (329)
Previously recognized impairments on securities that matured, paid, prepaid or sold....      54       29
Recognized impairments on securities impaired to fair value this period/(1)/...........      --       --
Impairments recognized this period on securities not previously impaired...............     (62)     (27)
Additional impairments this period on securities previously impaired...................     (32)      (5)
Increases due to passage of time on previously recorded credit losses..................      --       --
Accretion of previously recognized impairments due to increases in expected cash flows.      --       --
                                                                                        -------  -------
Balances at December 31,............................................................... $  (372) $  (332)
                                                                                        =======  =======

  /(1)/Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

   Net unrealized investment gains (losses) on fixed maturities and equity securities classified as AFS are included in the consolidated balance sheets as a component of AOCI. The table below presents these amounts as of the dates indicated:

                                  DECEMBER 31,
                               ------------------
                                 2012      2011
                               --------  --------
                                  (IN MILLIONS)
AFS Securities:
 Fixed maturities:
   With OTTI loss............. $    (12) $    (47)
   All other..................    2,899     1,830
 Equity securities............        1         1
                               --------  --------
Net Unrealized Gains (Losses). $  2,888  $  1,784
                               ========  ========

   Changes in net unrealized investment gains (losses) recognized in AOCI include reclassification adjustments to reflect amounts realized in Net earnings (loss) for the current period that had been part of OCI in earlier periods. The tables that follow below present a rollforward of net unrealized investment gains (losses) recognized in AOCI, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other:

      NET UNREALIZED GAINS (LOSSES) ON FIXED MATURITIES WITH OTTI LOSSES

                                                                                                  AOCI GAIN
                                                  NET                                               (LOSS)
                                              UNREALIZED                           DEFERRED       RELATED TO
                                                 GAINS                              INCOME      NET UNREALIZED
                                              (LOSSES) ON          POLICYHOLDERS   TAX ASSET      INVESTMENT
                                              INVESTMENTS   DAC     LIABILITIES   (LIABILITY)   GAINS (LOSSES)
                                              ----------- ------  --------------  ----------- ------------------
                                                                         (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $      (47) $    5  $            6  $       12  $              (24)
Net investment gains (losses) arising during
  the period.................................          5      --              --          --                   5
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........         32      --              --          --                  32
   Excluded from Net earnings (loss)/(1)/....         (2)     --              --          --                  (2)
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --      (4)             --          --                  (4)
   Deferred income taxes.....................         --      --              --         (10)                (10)
   Policyholders liabilities.................         --      --              (2)         --                  (2)
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2012................... $      (12) $    1  $            4  $        2  $               (5)
                                              ==========  ======  ==============  ==========  ==================

BALANCE, JANUARY 1, 2011..................... $      (16) $    3  $            2  $        4  $               (7)
Net investment gains (losses) arising during
  the period.................................        (32)     --              --          --                 (32)
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          5      --              --          --                   5
   Excluded from Net earnings (loss)/(1)/....         (4)     --              --          --                  (4)

Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................         --       2              --          --                   2
   Deferred income taxes.....................         --      --              --           8                   8
   Policyholders liabilities.................         --      --               4          --                   4
                                              ----------  ------  --------------  ----------  ------------------
BALANCE, DECEMBER 31, 2011................... $      (47) $    5  $            6  $       12  $              (24)
                                              ==========  ======  ==============  ==========  ==================

  /(1)/Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

          ALL OTHER NET UNREALIZED INVESTMENT GAINS (LOSSES) IN AOCI

                                                                                                   AOCI GAIN
                                                  NET                                                (LOSS)
                                              UNREALIZED                            DEFERRED       RELATED TO
                                                 GAINS                               INCOME      NET UNREALIZED
                                              (LOSSES) ON            POLICYHOLDERS  TAX ASSET      INVESTMENT
                                              INVESTMENTS    DAC      LIABILITIES  (LIABILITY)   GAINS (LOSSES)
                                              ----------- ---------  ------------- -----------  ---------------
                                                                        (IN MILLIONS)
BALANCE, JANUARY 1, 2012..................... $     1,831 $    (207) $       (385) $      (433) $           806
Net investment gains (losses) arising during
  the period.................................       1,008        --            --           --            1,008
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          59        --            --           --               59
   Excluded from Net earnings (loss)/(1)/....           2        --            --           --                2
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --        28            --           --               28
   Deferred income taxes.....................          --        --            --         (308)            (308)
   Policyholders liabilities.................          --        --          (218)          --             (218)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2012................... $     2,900 $    (179) $       (603) $      (741) $         1,377
                                              =========== =========  ============  ===========  ===============

BALANCE, JANUARY 1, 2011..................... $       889 $    (108) $       (121) $      (232) $           428
Net investment gains (losses) arising during
  the period.................................         915        --            --           --              915
Reclassification adjustment for OTTI losses:
   Included in Net earnings (loss)...........          23        --            --           --               23
   Excluded from Net earnings (loss)/(1)/....           4        --            --           --                4
Impact of net unrealized investment gains
  (losses) on:
   DAC.......................................          --       (99)           --           --              (99)
   Deferred income taxes.....................          --        --            --         (201)            (201)
   Policyholders liabilities.................          --        --          (264)          --             (264)
                                              ----------- ---------  ------------  -----------  ---------------
BALANCE, DECEMBER 31, 2011................... $     1,831 $    (207) $       (385) $      (433) $           806
                                              =========== =========  ============  ===========  ===============

  /(1)/Represents "transfers out" related to the portion of OTTI losses during the period that were not recognized in earnings (loss) for securities with no prior OTTI loss.

   The following tables disclose the fair values and gross unrealized losses of the 402 issues at December 31, 2012 and the 535 issues at December 31, 2011 of fixed maturities that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for the specified periods at the dates indicated:

                                         LESS THAN 12 MONTHS    12 MONTHS OR LONGER          TOTAL
                                       ----------------------  --------------------  --------------------
                                                     GROSS                  GROSS                 GROSS
                                                   UNREALIZED             UNREALIZED            UNREALIZED
                                       FAIR VALUE    LOSSES    FAIR VALUE   LOSSES   FAIR VALUE   LOSSES
                                       ---------- -----------  ---------- ---------- ---------- ----------
                                                                  (IN MILLIONS)
DECEMBER 31, 2012:
Fixed Maturities:
 Corporate............................ $      562 $        (5) $      208 $     (15) $      770 $     (20)
 U.S. Treasury, government and agency.        513          (1)         --        --         513        (1)
 States and political subdivisions....         20          --          --        --          20        --
 Foreign governments..................          6          --           2        --           8        --
 Commercial mortgage-backed...........          7          (3)        805      (288)        812      (291)
 Residential mortgage-backed..........         27          --           1        --          28        --
 Asset-backed.........................          8          --          36        (5)         44        (5)
 Redeemable preferred stock...........        143          (1)        327       (10)        470       (11)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    1,286 $       (10) $    1,379 $    (318) $    2,665 $    (328)
                                       ========== ===========  ========== =========  ========== =========

December 31, 2011:
Fixed Maturities:
 Corporate............................ $    1,910 $       (96) $      389 $     (51) $    2,299 $    (147)
 U.S. Treasury, government and agency.        149          --          --        --         149        --
 States and political subdivisions....         --          --          18        (2)         18        (2)
 Foreign governments..................         30          (1)          5        --          35        (1)
 Commercial mortgage-backed...........         79         (27)        781      (384)        860      (411)
 Residential mortgage-backed..........         --          --           1        --           1        --
 Asset-backed.........................         49          --          44       (11)         93       (11)
 Redeemable preferred stock...........        341         (28)        325       (86)        666      (114)
                                       ---------- -----------  ---------- ---------  ---------- ---------

Total................................. $    2,558 $      (152) $    1,563 $    (534) $    4,121 $    (686)
                                       ========== ===========  ========== =========  ========== =========

   The Company's investments in fixed maturity securities do not include concentrations of credit risk of any single issuer greater than 10% of the consolidated equity of AXA Equitable, other than securities of the U.S. government, U.S. government agencies, and certain securities guaranteed by the U.S. government. The Company maintains a diversified portfolio of corporate securities across industries and issuers and does not have exposure to any single issuer in excess of 0.3% of total investments. The largest exposures to a single issuer of corporate securities held at December 31, 2012 and 2011 were $138 million and $139 million, respectively. Corporate high yield securities, consisting primarily of public high yield bonds, are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa3/BBB- or the National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2012 and 2011, respectively, approximately $2,095 million and

   $2,179 million, or 6.8% and 7.2%, of the $30,720 million and $30,209 million aggregate amortized cost of fixed maturities held by the Company were considered to be other than investment grade. These securities had net unrealized losses of $224 million and $455 million at December 31, 2012 and 2011, respectively.

   The Company does not originate, purchase or warehouse residential mortgages and is not in the mortgage servicing business. The Company's fixed maturity investment portfolio includes residential mortgage backed securities ("RMBS") backed by subprime and Alt-A residential mortgages, comprised of loans made by banks or mortgage lenders to residential borrowers with lower credit ratings. The criteria used to categorize such subprime borrowers include Fair Isaac Credit Organization ("FICO") scores, interest rates charged, debt-to-income ratios and loan-to-value ratios. Alt-A residential mortgages are mortgage loans where the risk profile falls between prime and subprime; borrowers typically have clean credit histories but the mortgage loan has an increased risk profile due to higher loan-to-value and debt-to-income ratios and/or inadequate documentation of the borrowers' income. At December 31, 2012 and 2011, respectively, the Company owned $17 million and $23 million in RMBS backed by subprime residential mortgage loans, and $11 million and $13 million in RMBS backed by Alt-A residential mortgage loans. RMBS backed by subprime and Alt-A residential mortgages are fixed income investments supporting General Account liabilities.

   At December 31, 2012, the carrying value of fixed maturities that were non-income producing for the twelve months preceding that date was $17 million.

   At December 31, 2012 and 2011, respectively, the amortized cost of the Company's trading account securities was $2,265 million and $1,014 million with respective fair values of $2,309 million and $982 million. Also at December 31, 2012 and 2011, respectively, Other equity investments included the General Account's investment in Separate Accounts which had carrying values of $58 million and $48 million and costs of $57 million and $50 million as well as other equity securities with carrying values of $24 million and $19 million and costs of $23 million and $18 million.

   In 2012, 2011 and 2010, respectively, net unrealized and realized holding gains (losses) on trading account equity securities, including earnings (losses) on the General Account's investment in Separate Accounts, of $69 million, $(42) million and $39 million, respectively, were included in Net investment income (loss) in the consolidated statements of earnings (loss).

   Mortgage Loans

   The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $126 million and $141 million at December 31, 2012 and 2011, respectively. Gross interest income on these loans included in net investment income (loss) totaled $7 million, $7 million and $0 million in 2012, 2011 and 2010, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $8 million, $7 million and $0 million in 2012, 2011 and 2010, respectively.

   Troubled Debt Restructurings

   In 2011, one of the 2 loans shown in the table below was modified to interest only payments until October 1, 2013, at which time the loan reverts to its normal amortizing payment. In 2012, the second loan was modified retroactive to the July 1, 2012 payment and was converted to interest only payments through maturity in August 2014. Due to the nature of the modifications, short-term principal amortization relief, the modifications have no financial impact. The fair market value of the underlying real estate collateral is the primary factor in determining the allowance for credit losses and as such, modifications of loan terms typically have no direct impact on the allowance for credit losses.

                 TROUBLED DEBT RESTRUCTURING -- MODIFICATIONS
                               DECEMBER 31, 2012

                                           OUTSTANDING RECORDED INVESTMENT
                                 NUMBER   ----------------------------------
                                OF LOANS  PRE-MODIFICATION POST-MODIFICATION
                                --------- ---------------- -----------------
                                                (DOLLARS IN MILLIONS)
Troubled debt restructurings:
   Agricultural mortgage loans.        -- $             -- $              --
   Commercial mortgage loans...         2              126               126
                                --------- ---------------- -----------------
Total..........................         2 $            126 $             126
                                ========= ================ =================

   There were no default payments on the above loans during 2012.

   Valuation Allowances for Mortgage Loans:

   Allowance for credit losses for mortgage loans for 2012, 2011 and 2010 are as follows:

                                                    COMMERCIAL MORTGAGE LOANS
                                                    -----------------------
                                                       2012       2011  2010
                                                    ---------    -----  -----
                                                         (IN MILLIONS)
ALLOWANCE FOR CREDIT LOSSES:
Beginning Balance, January 1,...................... $      32    $  18  $  --
   Charge-offs.....................................        --       --     --
   Recoveries......................................       (24)      (8)    --
   Provision.......................................        26       22     18
                                                    ---------    -----  -----
Ending Balance, December 31,....................... $      34    $  32  $  18
                                                    =========    =====  =====

Ending Balance, December 31,:
   Individually Evaluated for Impairment........... $      34    $  32  $  18
                                                    =========    =====  =====
   Collectively Evaluated for Impairment........... $      --    $  --  $  --
                                                    =========    =====  =====

   Loans Acquired with Deteriorated Credit Quality. $      --    $  --  $  --
                                                    =========    =====  =====

   There were no allowances for credit losses for agricultural mortgage loans in 2012, 2011 and 2010.

   The values used in these ratio calculations were developed as part of the periodic review of the commercial and agricultural mortgage loan portfolio, which includes an evaluation of the underlying collateral value. The following tables provide information relating to the debt service coverage ratio for commercial and agricultural mortgage loans at December 31, 2012 and 2011, respectively.

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                              DEBT SERVICE COVERAGE RATIO
                                   -------------------------------------------------
                                                                               LESS   TOTAL
                                    GREATER  1.8X TO 1.5X TO 1.2X TO  1.0X TO  THAN  MORTGAGE
                                   THAN 2.0X  2.0X    1.8X    1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/          --------- ------- ------- -------- ------- ------ --------
                                                         (IN MILLIONS)
COMMERCIAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    269  $   21  $   --  $     -- $   27  $   -- $    317
 50% - 70%........................      370      75     619       655     --      --    1,719
 70% - 90%........................       61     102     235       445    131      15      989
 90% plus.........................       --      --      --       156     89     165      410
                                   --------  ------  ------  -------- ------  ------ --------

Total Commercial Mortgage Loans... $    700  $  198  $  854  $  1,256 $  247  $  180 $  3,435
                                   ========  ======  ======  ======== ======  ====== ========

AGRICULTURAL MORTGAGE LOANS/(1)/
 0% - 50%......................... $    179  $   84  $  211  $    308 $  177  $   49 $  1,008
 50% - 70%........................      122      29     136       188    116      50      641
 70% - 90%........................       --      --      --         1     --       8        9
 90% plus.........................       --      --      --        --     --      --       --
                                   --------  ------  ------  -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    301  $  113  $  347  $    497 $  293  $  107 $  1,658
                                   ========  ======  ======  ======== ======  ====== ========

       MORTGAGE LOANS BY LOAN-TO-VALUE AND DEBT SERVICE COVERAGE RATIOS
                               DECEMBER 31, 2012

                                      DEBT SERVICE COVERAGE RATIO
                           --------------------------------------------------
                                                                        LESS   TOTAL
                            GREATER  1.8X TO 1.5X TO  1.2X TO  1.0X TO  THAN  MORTGAGE
                           THAN 2.0X  2.0X    1.8X     1.5X     1.2X    1.0X   LOANS
LOAN-TO-VALUE RATIO:/(2)/  --------- ------- -------- -------- ------- ------ --------
                                                  (IN MILLIONS)
TOTAL MORTGAGE LOANS/(1)/
 0% - 50%................. $    448  $  105  $    211 $    308 $  204  $   49 $  1,325
 50% - 70%................      492     104       755      843    116      50    2,360
 70% - 90%................       61     102       235      446    131      23      998
 90% plus.................       --      --        --      156     89     165      410
                           --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans...... $  1,001  $  311  $  1,201 $  1,753 $  540  $  287 $  5,093
                           ========  ======  ======== ======== ======  ====== ========

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

       Mortgage Loans by Loan-to-Value and Debt Service Coverage Ratios
                               December 31, 2011

                                              Debt Service Coverage Ratio
                                   --------------------------------------------------
                                                                                Less   Total
                                    Greater  1.8x to 1.5x to  1.2x to  1.0x to  than  Mortgage
                                   than 2.0x  2.0x    1.8x     1.5x     1.2x    1.0x   Loans
Loan-to-Value Ratio:/(2)/          --------- ------- -------- -------- ------- ------ --------
                                                          (In Millions)
Commercial Mortgage Loans/(1)/
 0% - 50%......................... $    182  $   --  $     33 $     30 $   31  $   -- $    276
 50% - 70%........................      201     252       447      271     45      --    1,216
 70% - 90%........................       --      41       280      318    213      --      852
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Commercial Mortgage Loans... $    383  $  293  $    844 $    754 $  585  $  117 $  2,976
                                   --------  ------  -------- -------- ------  ------ --------

Agricultural Mortgage Loans/(1)/
 0% - 50%......................... $    150  $   89  $    175 $    247 $  190  $    8 $    859
 50% - 70%........................       68      15       101      158     82      45      469
 70% - 90%........................       --      --        --        1     --       8        9
 90% plus.........................       --      --        --       --     --      --       --
                                   --------  ------  -------- -------- ------  ------ --------

Total Agricultural Mortgage Loans. $    218  $  104  $    276 $    406 $  272  $   61 $  1,337
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans/(1)/
 0% - 50%......................... $    332  $   89  $    208 $    277 $  221  $    8 $  1,135
 50% - 70%........................      269     267       548      429    127      45    1,685
 70% - 90%........................       --      41       280      319    213       8      861
 90% plus.........................       --      --        84      135    296     117      632
                                   --------  ------  -------- -------- ------  ------ --------

Total Mortgage Loans.............. $    601  $  397  $  1,120 $  1,160 $  857  $  178 $  4,313
                                   --------  ------  -------- -------- ------  ------ --------

  /(1)/The debt service coverage ratio is calculated using the most recently reported net operating income results from property operations divided by annual debt service.
  /(2)/The loan-to-value ratio is derived from current loan balance divided by the fair market value of the property. The fair market value of the underlying commercial properties is updated annually.

   The following table provides information relating to the aging analysis of past due mortgage loans at December 31, 2012 and 2011, respectively.

                    AGE ANALYSIS OF PAST DUE MORTGAGE LOANS

                                                                                          RECORDED
                                                                                         INVESTMENT
                                         90                           TOTAL        (GREATER THAN) 90 DAYS
                      30-59 60-89       DAYS                        FINANCING               AND
                      DAYS  DAYS  OR (GREATER THAN) TOTAL CURRENT  RECEIVABLES            ACCRUING
                      ----- ----- ----------------- ----- -------- ----------- ------------------------------
                                                           (IN MILLIONS)
DECEMBER 31, 2012
 Commercial.......... $  -- $  -- $              -- $  -- $  3,435 $    3,435  $                           --
 Agricultural........     6     1                10    17    1,641      1,658                               9
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
TOTAL MORTGAGE LOANS. $   6 $   1 $              10 $  17 $  5,076 $    5,093  $                            9
                      ===== ===== ================= ===== ======== ==========  ==============================

December 31, 2011
 Commercial.......... $  61 $  -- $              -- $  61 $  2,915 $    2,976  $                           --
 Agricultural........     5     1                 7    13    1,324      1,337                               3
                      ----- ----- ----------------- ----- -------- ----------  ------------------------------
Total Mortgage Loans. $  66 $   1 $               7 $  74 $  4,239 $    4,313  $                            3
                      ===== ===== ================= ===== ======== ==========  ==============================

   The following table provides information relating to impaired loans at December 31, 2012 and 2011, respectively.

                                                IMPAIRED MORTGAGE LOANS

                                                 UNPAID                        AVERAGE           INTEREST
                                      RECORDED  PRINCIPAL    RELATED           RECORDED           INCOME
                                     INVESTMENT  BALANCE    ALLOWANCE       INVESTMENT/(1)/     RECOGNIZED
                                     ---------- ---------  ----------   ----------------------- ----------
                                                                (IN MILLIONS)
DECEMBER 31, 2012:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          2        2           --                         3        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $        2 $      2   $       --   $                     3 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      170 $    170   $      (34)  $                   178 $      10
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
TOTAL............................... $      170 $    170   $      (34)  $                   178 $      10
                                     ========== ========   ==========   ======================= =========

December 31, 2011:
With no related allowance recorded:
 Commercial mortgage loans -- other. $       -- $     --   $       --   $                    -- $      --
 Agricultural mortgage loans........          5        5           --                         5        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $        5 $      5   $       --   $                     5 $      --
                                     ========== ========   ==========   ======================= =========

With related allowance recorded:
 Commercial mortgage loans -- other. $      202 $    202   $      (32)  $                   152 $       8
 Agricultural mortgage loans........         --       --           --                        --        --
                                     ---------- --------   ----------   ----------------------- ---------
Total............................... $      202 $    202   $      (32)  $                   152 $       8
                                     ========== ========   ==========   ======================= =========

  /(1)/Represents a five-quarter average of recorded amortized cost.

   Equity Real Estate

   The Insurance Group's investment in equity real estate is through investments in real estate joint ventures.

   Equity Method Investments

   Included in other equity investments are interests in limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $1,520 million and $1,587 million, respectively, at December 31, 2012 and 2011. Included in equity real estate are interests in real estate joint ventures accounted for under the equity method with a total carrying value of $0 million and $91 million, respectively, at December 31, 2012 and 2011. The Company's total equity in net earnings (losses) for these real estate joint ventures and limited partnership interests was $170 million, $179 million and $173 million, respectively, for 2012, 2011 and 2010.

   Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10 million or greater and an equity interest of 10.0% or greater (3 and 3 individual ventures at December 31, 2012 and 2011, respectively) and the Company's carrying value and equity in net earnings (loss) for those real estate joint ventures and limited partnership interests:

                                                                                      DECEMBER 31,
                                                                                     --------------
                                                                                      2012    2011
                                                                                     ------  ------
                                                                                      (IN MILLIONS)
BALANCE SHEETS
Investments in real estate, at depreciated cost..................................... $  233  $  584
Investments in securities, generally at fair value..................................     54      51
Cash and cash equivalents...........................................................      8      10
Other assets........................................................................     14      13
                                                                                     ------  ------
Total Assets........................................................................ $  309  $  658
                                                                                     ======  ======

Borrowed funds -- third party....................................................... $  162  $  372
Other liabilities...................................................................     11       6
                                                                                     ------  ------
Total liabilities...................................................................    173     378
                                                                                     ------  ------

Partners' capital...................................................................    136     280
                                                                                     ------  ------
Total Liabilities and Partners' Capital............................................. $  309  $  658
                                                                                     ======  ======

The Company's Carrying Value in These Entities Included Above....................... $   63  $  169
                                                                                     ======  ======

                                                                               2012   2011    2010
                                                                              -----  ------  ------
                                                                                  (IN MILLIONS)
STATEMENTS OF EARNINGS (LOSS)
Revenues of real estate joint ventures....................................... $  26  $  111  $  110
Net revenues of other limited partnership interests..........................     3       6       3
Interest expense -- third party..............................................    --     (21)    (22)
Other expenses...............................................................   (19)    (61)    (59)
                                                                              -----  ------  ------
Net Earnings (Loss).......................................................... $  10  $   35  $   32
                                                                              =====  ======  ======

The Company's Equity in Net Earnings (Loss) of These Entities Included Above. $  18  $   20  $   18
                                                                              =====  ======  ======

   Derivatives

   The tables below present quantitative disclosures about the Company's derivative instruments, including those embedded in other contracts though required to be accounted for as derivative instruments.

                      DERIVATIVE INSTRUMENTS BY CATEGORY
                  AT OR FOR THE YEAR ENDED DECEMBER 31, 2012

                                                      FAIR VALUE
                                                -----------------------
                                                                          GAINS (LOSSES)
                                      NOTIONAL     ASSET     LIABILITY      REPORTED IN
                                       AMOUNT   DERIVATIVES DERIVATIVES   EARNINGS (LOSS)
                                      --------- ----------- ----------- -------------------
                                                          (IN MILLIONS)
FREESTANDING DERIVATIVES:
Equity contracts:/(1)/
 Futures............................. $   6,189 $        -- $        2  $            (1,058)
 Swaps...............................       965           2         56                 (320)
 Options.............................     3,492         443        219                   66

Interest rate contracts:/(1)/
 Floors..............................     2,700         291         --                   68
 Swaps...............................    18,239         554        353                  402
 Futures.............................    14,033          --         --                   84
 Swaptions...........................     7,608         502         --                 (220)

Other freestanding contracts:/(1)/
 Foreign currency Contracts..........        81           1         --                   --
                                                                        -------------------
NET INVESTMENT INCOME (LOSS).........                                                  (978)
                                                                        -------------------

EMBEDDED DERIVATIVES:
GMIB reinsurance contracts...........        --      11,044         --                  497

GIB and GWBL and other features/(2)/.        --          --        265                   26
                                      --------- ----------- ----------  -------------------

Balances, December 31, 2012.......... $  53,307 $    12,837 $      895  $              (455)
                                      ========= =========== ==========  ===================

  /(1)/Reported in Other invested assets or Other liabilities in the consolidated balance sheets.
  /(2)/Reported in Future policy benefits and other policyholder liabilities.

                      Derivative Instruments by Category
                  At or For the Year Ended December 31, 2011

                                                       Fair Value
                                                ------------------------
                                                                            Gains (Losses)
                                      Notional     Asset      Liability       Reported In
                                       Amount   Derivatives  Derivatives    Earnings (Loss)
                                      --------- ------------ ----------- ---------------------
                                                            (In Millions)
Freestanding derivatives:
Equity contracts:/(1)/
 Futures............................. $   6,443 $         -- $        2  $                 (34)
 Swaps...............................       784           10         21                     33
 Options.............................     1,211           92         85                    (20)

Interest rate contracts:/(1)/
 Floors..............................     3,000          327         --                    139
 Swaps...............................     9,826          503        317                    590
 Futures.............................    11,983           --         --                    849
 Swaptions...........................     7,354        1,029         --                    817

Other freestanding contracts:/(1)/
 Foreign currency contracts..........        38           --         --                     --
                                                                         ---------------------
Net investment income (loss).........                                                    2,374
                                                                         ---------------------

Embedded derivatives:
GMIB reinsurance contracts...........        --       10,547         --                  5,941

GIB and GWBL and other features/(2)/.        --           --        291                   (197)
                                      --------- ------------ ----------  ---------------------

Balances, December 31, 2011.......... $  40,639 $     12,508 $      716  $               8,118
                                      ========= ============ ==========  =====================

  /(1)/Reported in Other invested assets in the consolidated balance sheets. /(2)/Reported in Future policy benefits and other policyholder liabilities.

   Net Investment Income (Loss)

   The following table breaks out Net investment income (loss) by asset category:

                                     2012          2011         2010
                                   --------  ---------------  --------
                                              (IN MILLIONS)
Fixed maturities.................. $  1,529  $         1,555  $  1,616
Mortgage loans on real estate.....      264              241       231
Equity real estate................       14               19        20
Other equity investments..........      189              116       111
Policy loans......................      226              229       234
Short-term investments............       15                5        11
Derivative investments............     (978)           2,374      (284)
Broker-dealer related receivables.       14               13        12
Trading securities................       85              (29)       49
Other investment income...........       33               37        36
                                   --------  ---------------  --------
   Gross investment income (loss).    1,391            4,560     2,036

Investment expenses...............      (50)             (55)      (56)
Interest expense..................       (3)              (3)       (4)
                                   --------  ---------------  --------

Net Investment Income (Loss)...... $  1,338  $         4,502  $  1,976
                                   ========  ===============  ========

   For 2012, 2011 and 2010, respectively, Net investment income (loss) from derivatives included $232 million, $1,303 million and $(968) million of realized gains (losses) on contracts closed during those periods and $746 million, $1,071 million and $684 million of unrealized gains (losses) on derivative positions at each respective year end.

   Investment Gains (Losses), Net

   Investment gains (losses), net including changes in the valuation allowances and OTTI are as follows:

                                 2012    2011     2010
                                ------  ------  -------
                                     (IN MILLIONS)
Fixed maturities............... $  (89) $  (29) $  (200)
Mortgage loans on real estate..     (7)    (14)     (18)
Other equity investments.......    (13)     (4)      34
Other..........................     12      --       --
                                ------  ------  -------
Investment Gains (Losses), Net. $  (97) $  (47) $  (184)
                                ======  ======  =======

   For 2012, 2011 and 2010, respectively, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances totaled $6 million, $10 million and $31 million.

4) GOODWILL AND OTHER INTANGIBLE ASSETS

   The carrying value of goodwill related to AllianceBernstein totaled $3,472 million and $3,472 million at December 31, 2012 and 2011, respectively. The Company annually tests this goodwill for recoverability at December 31, first by comparing the fair value of its investment in AllianceBernstein, the reporting unit, to its carrying value and further by measuring the amount of impairment loss only if the result indicates a potential impairment. The Company also assesses this goodwill for recoverability at each interim reporting period in consideration of facts and circumstances that may indicate a shortfall of the fair value of its investment in AllianceBernstein as compared to its carrying value and thereby require re-performance of its annual impairment testing.

   The Company primarily uses a discounted cash flow valuation technique to measure the fair value of its investment in AllianceBernstein for purpose of goodwill impairment testing. The cash flows used in this technique are sourced from AllianceBernstein's current business plan and projected thereafter over the estimated life of the goodwill asset by applying an annual growth rate assumption. The present value amount that results from discounting these expected cash flows is then adjusted to reflect the noncontrolling interest in AllianceBernstein as well as taxes incurred at the Company level in order to determine the fair value of its investment in AllianceBernstein. At December 31, 2012 and 2011, the Company determined that goodwill was not impaired as the fair value of its investment in AllianceBernstein exceeded its carrying value at each respective date. Similarly, no impairments resulted from the Company's interim assessments of goodwill recoverability during the periods then ended.

   The gross carrying amount of AllianceBernstein related intangible assets was $561 million and $561 million at December 31, 2012 and 2011, respectively and the accumulated amortization of these intangible assets was $360 million and $336 million at December 31, 2012 and 2011, respectively. Amortization expense related to the AllianceBernstein intangible assets totaled $24 million, $23 million and $24 million for 2012, 2011 and 2010, respectively, and estimated amortization expense for each of the next five years is expected to be approximately $24 million.

   At December 31, 2012 and 2011, respectively, net deferred sales commissions totaled $95 million and $60 million and are included within the Investment Management segment's Other assets. The estimated amortization expense of deferred sales commissions, based on the December 31, 2012 net asset balance for each of the next five years is $39 million, $26 million, $20 million, $9 million and $0 million. AllianceBernstein tests the deferred sales commission asset for impairment quarterly by comparing undiscounted future cash flows to the recorded value, net of accumulated amortization. Each quarter, significant assumptions used to estimate the future cash flows are updated to reflect management's consideration of current market conditions on expectations made with respect to future market levels and redemption rates. As of December 31, 2012, AllianceBernstein determined that the deferred sales commission asset was not impaired.

   In 2011, AllianceBernstein made two acquisitions, Pyrander Capital Management LLC and Taiwan International Investment Management Co., both investment management companies. The purchase price of these acquisitions was $25 million, consisting of $21 million of cash payments and $4 million payable over the next two years. The excess of purchase price over current fair value of identifiable net assets acquired resulted in the recognition of $15 million of goodwill as of December 31, 2011.

   On October 1, 2010, AllianceBernstein acquired SunAmerica's alternative investment group, an experienced team that manages a portfolio of hedge fund and private equity fund investments. The purchase price of this acquisition was $49 million, consisting of $14 million of cash payments, $3 million of assumed deferred compensation liabilities and $32 million of net contingent consideration payable. The net contingent consideration payable consists of the net present value of three annual payments of $2 million to SunAmerica based on its assets under management transferred to AllianceBernstein in the acquisition and the net present value of projected revenue sharing payments of

   $36 million based on projected newly-raised AUM by the acquired group. This contingent consideration payable was offset by $4 million of performance-based fees earned in 2010 determined to be pre-acquisition consideration. The excess of the purchase price over the fair value of identifiable assets acquired resulted in the recognition of $46 million of goodwill. During 2011, no adjustments were made to the contingent consideration payable.

5) CLOSED BLOCK

   Summarized financial information for the AXA Equitable Closed Block is as follows:

                                                                                                              DECEMBER 31,
                                                                                                            -----------------
                                                                                                              2012     2011
                                                                                                            -------- --------
                                                                                                              (IN MILLIONS)
CLOSED BLOCK LIABILITIES:
Future policy benefits, policyholders' account balances and other.......................................... $  7,942 $  8,121
Policyholder dividend obligation...........................................................................      373      260
Other liabilities..........................................................................................      192       86
                                                                                                            -------- --------
Total Closed Block liabilities.............................................................................    8,507    8,467
                                                                                                            -------- --------

ASSETS DESIGNATED TO THE CLOSED BLOCK:
Fixed maturities, available for sale, at fair value (amortized cost of $5,245 and $5,342)..................    5,741    5,686
Mortgage loans on real estate..............................................................................    1,255    1,205
Policy loans...............................................................................................    1,026    1,061
Cash and other invested assets.............................................................................        2       30
Other assets...............................................................................................      232      207
                                                                                                            -------- --------
Total assets designated to the Closed Block................................................................    8,256    8,189
                                                                                                            -------- --------

Excess of Closed Block liabilities over assets designated to the Closed Block..............................      251      278

Amounts included in accumulated other comprehensive income (loss):
 Net unrealized investment gains (losses), net of deferred income tax (expense) benefit of $(47) and $(33)
   and policyholder dividend obligation of $(373) and $(260)...............................................       87       62
                                                                                                            -------- --------

Maximum Future Earnings To Be Recognized From Closed Block Assets and Liabilities.......................... $    338 $    340
                                                                                                            ======== ========

   AXA Equitable's Closed Block revenues and expenses follow:

                                        2012          2011         2010
                                       ------  -----------------  ------
                                                 (IN MILLIONS)
REVENUES:
Premiums and other income............. $  316  $             354  $  365
Investment income (loss)..............    420                438     468
Net investment gains (losses).........     (9)               (10)    (23)
                                       ------  -----------------  ------
Total revenues........................    727                782     810
                                       ------  -----------------  ------

BENEFITS AND OTHER DEDUCTIONS:
Policyholders' benefits and dividends.    724                757     776
Other operating costs and expenses....     --                  2       2
                                       ------  -----------------  ------
Total benefits and other deductions...    724                759     778
                                       ------  -----------------  ------

Net revenues, before income taxes.....      3                 23      32
Income tax (expense) benefit..........     (1)                (8)    (11)
                                       ------  -----------------  ------
Net Revenues (Losses)................. $    2  $              15  $   21
                                       ======  =================  ======

   A reconciliation of AXA Equitable's policyholder dividend obligation follows:

                                      DECEMBER 31,
                                      -------------
                                       2012   2011
                                      ------ ------
                                      (IN MILLIONS)
Balances, beginning of year.......... $  260 $  119
Unrealized investment gains (losses).    113    141
                                      ------ ------
Balances, End of year................ $  373 $  260
                                      ====== ======

6) CONTRACTHOLDER BONUS INTEREST CREDITS

   Changes in the deferred asset for contractholder bonus interest credits are as follows:

                                                 DECEMBER 31,
                                                --------------
                                                 2012    2011
                                                ------  ------
                                                 (IN MILLIONS)
Balance, beginning of year..................... $  718  $  772
Contractholder bonus interest credits deferred.     30      34
Amortization charged to income.................   (127)    (88)
                                                ------  ------
Balance, End of Year........................... $  621  $  718
                                                ======  ======

7) FAIR VALUE DISCLOSURES

   Assets and liabilities measured at fair value on a recurring basis are summarized below. Fair value measurements also are required on a non-recurring basis for certain assets, including goodwill, mortgage loans on real estate, equity real estate held for production of income, and equity real estate held for sale, only when an OTTI or other event occurs. When such fair value measurements are recorded, they must be classified and disclosed within the fair value hierarchy. At December 31, 2012 and 2011, no assets were required to be measured at fair value on a non-recurring basis.

                 FAIR VALUE MEASUREMENTS AT DECEMBER 31, 2012

                                                  LEVEL 1    LEVEL 2   LEVEL 3     TOTAL
                                                 ---------  --------- --------- ----------
                                                               (IN MILLIONS)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       6  $  22,837 $     355 $   23,198
       U.S. Treasury, government and agency.....        --      5,180        --      5,180
       States and political subdivisions........        --        480        50        530
       Foreign governments......................        --        511        19        530
       Commercial mortgage-backed...............        --         --       900        900
       Residential mortgage-backed/(1)/.........        --      1,940         9      1,949
       Asset-backed/(2)/........................        --         69       113        182
       Redeemable preferred stock...............       242        881        15      1,138
                                                 ---------  --------- --------- ----------
          Subtotal..............................       248     31,898     1,461     33,607
                                                 ---------  --------- --------- ----------
   Other equity investments.....................        78         --        77        155
   Trading securities...........................       446      1,863        --      2,309
   Other invested assets:
       Short-term investments...................        --         98        --         98
       Swaps....................................        --        148        --        148
       Futures..................................        (2)        --        --         (2)
       Options..................................        --        224        --        224
       Floors...................................        --        291        --        291
       Swaptions................................        --        502        --        502
                                                 ---------  --------- --------- ----------
          Subtotal..............................        (2)     1,263        --      1,261
                                                 ---------  --------- --------- ----------
Cash equivalents................................     2,289         --        --      2,289
Segregated securities...........................        --      1,551        --      1,551
GMIB reinsurance contracts......................        --         --    11,044     11,044
Separate Accounts' assets.......................    90,751      2,775       224     93,750
                                                 ---------  --------- --------- ----------
       Total Assets............................. $  93,810  $  39,350 $  12,806 $  145,966
                                                 =========  ========= ========= ==========

LIABILITIES
GIB and GWBL and other features' liability......        --         --       265        265
                                                 ---------  --------- --------- ----------
       Total Liabilities........................ $      --  $      -- $     265 $      265
                                                 =========  ========= ========= ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

                 Fair Value Measurements at December 31, 2011

                                                  Level 1    Level 2   Level 3      Total
                                                 ---------  --------- ---------  ----------
                                                                (In Millions)

ASSETS
Investments:
   Fixed maturities, available-for-sale:
       Corporate................................ $       7  $  22,698 $     432  $   23,137
       U.S. Treasury, government and agency.....        --      3,948        --       3,948
       States and political subdivisions........        --        487        53         540
       Foreign governments......................        --        503        22         525
       Commercial mortgage-backed...............        --         --       902         902
       Residential mortgage-backed/(1)/.........        --      1,632        14       1,646
       Asset-backed/(2)/........................        --         92       172         264
       Redeemable preferred stock...............       203        813        14       1,030
                                                 ---------  --------- ---------  ----------
          Subtotal..............................       210     30,173     1,609      31,992
                                                 ---------  --------- ---------  ----------
   Other equity investments.....................        66         --        77         143
   Trading securities...........................       457        525        --         982
   Other invested assets:
       Short-term investments...................        --        132        --         132
       Swaps....................................        --        177        (2)        175
       Futures..................................        (2)        --        --          (2)
       Options..................................        --          7        --           7
       Floors...................................        --        327        --         327
       Swaptions................................        --      1,029        --       1,029
                                                 ---------  --------- ---------  ----------
          Subtotal..............................        (2)     1,672        (2)      1,668
                                                 ---------  --------- ---------  ----------
Cash equivalents................................     2,475         --        --       2,475
Segregated securities...........................        --      1,280        --       1,280
GMIB reinsurance contracts......................        --         --    10,547      10,547
Separate Accounts' assets.......................    83,672      2,532       215      86,419
                                                 ---------  --------- ---------  ----------
       Total Assets............................. $  86,878  $  36,182 $  12,446  $  135,506
                                                 =========  ========= =========  ==========

LIABILITIES
GIB and GWBL and other features' liability...... $      --  $      -- $     291  $      291
                                                 ---------  --------- ---------  ----------
       Total Liabilities........................ $      --  $      -- $     291  $      291
                                                 =========  ========= =========  ==========

  /(1)/Includes publicly traded agency pass-through securities and collateralized obligations.
  /(2)/Includes credit-tranched securities collateralized by sub-prime mortgages and other asset types and credit tenant loans.

   In 2012, AFS fixed maturities with fair values of $109 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $17 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 0.7% of total equity at December 31, 2012. In the first quarter of 2012, one of the Company's private securities went public and as a result, $14 million was transferred from a Level 3 classification to a Level 2 classification. In the third quarter of 2012, $6 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   In 2011, AFS fixed maturities with fair values of $51 million were transferred out of Level 3 and into Level 2 principally due to the availability of trading activity and/or market observable inputs to measure and validate their fair values. In addition, AFS fixed maturities with fair value of $171 million were transferred from Level 2 into the Level 3 classification. These transfers in the aggregate represent approximately 1.3% of total equity at December 31, 2011. In the second quarter of 2011, $21 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities. In the third quarter of 2011, $3 million was transferred from a Level 2 classification to a Level 1 classification due to the lapse of the trading restriction period for one of the Company's public securities.

   The table below presents a reconciliation for all Level 3 assets and liabilities at December 31, 2012 and 2011, respectively.

                                                                    LEVEL 3 INSTRUMENTS
                                                                  FAIR VALUE MEASUREMENTS
                                                ----------------------------------------------------------
                                                          STATE AND
                                                          POLITICAL         COMMERCIAL RESIDENTIAL
                                                            SUB-    FOREIGN MORTGAGE-   MORTGAGE-   ASSET-
                                                CORPORATE DIVISIONS  GOVTS    BACKED     BACKED     BACKED
                                                --------- --------- ------- ---------- ----------- -------
                                                                       (IN MILLIONS)

BALANCE, JANUARY 1, 2012....................... $    432  $     53  $   22  $     902  $       14  $   172
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        2        --      --          2          --       --
       Investment gains (losses), net..........        4        --      --       (105)         --       --
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal......................................        6        --      --       (103)         --       --
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       15        (1)     --        128          --        4
Purchases......................................       --        --      --         --          --       --
Issuances......................................       --        --      --         --          --       --
Sales..........................................      (47)       (2)     --        (27)         (5)     (25)
Settlements....................................       --        --      --         --          --       --
Transfers into Level 3/(2)/....................       17        --      --         --          --       --
Transfers out of Level 3/(2)/..................      (68)       --      (3)        --          --      (38)
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2012/(1)/................ $    355  $     50  $   19  $     900  $        9  $   113
                                                ========  ========  ======  =========  ==========  =======

BALANCE, JANUARY 1, 2011....................... $    320  $     49  $   21  $   1,103  $       --  $   148
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
       Net investment income (loss)............        1        --      --          2          --       --
       Investment gains (losses), net..........       --        --      --        (30)         --        1
                                                --------  --------  ------  ---------  ----------  -------
 Subtotal...................................... $      1  $     --  $   --  $     (28) $       --  $     1
                                                --------  --------  ------  ---------  ----------  -------
Other comprehensive income (loss)..............       (2)        5      (1)       (34)         (1)       2
Purchases......................................      117        --       1         --          --       21
Sales..........................................      (52)       (2)     --       (139)         (5)     (33)
Transfers into Level 3/(2)/....................      100         1       1         --          20       33
Transfers out of Level 3/(2)/..................      (52)       --      --         --          --       --
                                                --------  --------  ------  ---------  ----------  -------
BALANCE, DECEMBER 31, 2011/(1)/................ $    432  $     53  $   22  $     902  $       14  $   172
                                                ========  ========  ======  =========  ==========  =======

  /(1)/There were no U.S. Treasury, government and agency securities classified as Level 3 at December 31, 2012 and 2011.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

                                                                                                                      GWBL
                                                   REDEEMABLE          OTHER           OTHER      GMIB     SEPARATE AND OTHER
                                                   PREFERRED          EQUITY          INVESTED REINSURANCE ACCOUNTS FEATURES
                                                     STOCK        INVESTMENTS/(1)/     ASSETS     ASSET     ASSETS  LIABILITY
                                                  -----------  ---------------------  -------- ----------- -------- ---------
                                                                                 (IN MILLIONS)
BALANCE, JANUARY 1, 2012......................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       --          --       --         --
     Investment gains (losses), net..............          --                     --       --          --        8         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --         315       --         --
     Policyholders' benefits.....................          --                     --       --          --       --        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................          --                     --       --         315        8        (77)
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................           1                     --        2          --       --         --
Purchases........................................          --                     --       --         182        6         51
Issuances........................................          --                     --       --          --       --         --
Sales............................................          --                     --       --          --       (2)        --
Settlements......................................          --                     --       --          --       (3)        --
Transfers into Level 3/(2)/......................          --                     --       --          --       --         --
Transfers out of Level 3/(2)/....................          --                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2012....................... $        15  $                  77  $    --  $   11,044  $   224  $     265
                                                  ===========  =====================  =======  ==========  =======  =========

BALANCE, JANUARY 1, 2011......................... $         2  $                  73  $    --  $    4,606  $   207  $      94
Total gains (losses), realized and unrealized,
  included in:
   Earnings (loss) as:
     Net investment income (loss)................          --                     --       (2)         --       --         --
     Investment gains (losses), net..............          --                      1       --          --       --         --
     Increase (decrease) in the fair value of
       reinsurance contracts.....................          --                     --       --       5,737       17         --
     Policyholders' benefits.....................          --                     --       --          --       --        176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
 Subtotal........................................ $        --  $                   1  $    (2) $    5,737  $    17  $     176
                                                  -----------  ---------------------  -------  ----------  -------  ---------
Other comprehensive income (loss)................          (1)                     6       --          --       --         --
Purchases........................................          --                      2       --         204        4         21
Sales............................................          (2)                    (5)      --          --      (11)        --
Settlements......................................          --                     --       --          --       (2)        --
Transfers into Level 3/(2)/......................          15                     --       --          --       --         --
                                                  -----------  ---------------------  -------  ----------  -------  ---------
BALANCE, DECEMBER 31, 2011....................... $        14  $                  77  $    (2) $   10,547  $   215  $     291
                                                  ===========  =====================  =======  ==========  =======  =========

  /(1)/Includes Trading securities' Level 3 amount.
  /(2)/Transfers into/out of Level 3 classification are reflected at beginning-of-period fair values.

   The table below details changes in unrealized gains (losses) for 2012 and 2011 by category for Level 3 assets and liabilities still held at December 31, 2012 and 2011, respectively:

                                                                 EARNINGS (LOSS)
                                                   -------------------------------------------
                                                                               INCREASE
                                                      NET     INVESTMENT   (DECREASE) IN THE
                                                   INVESTMENT   GAINS        FAIR VALUE OF              POLICY-
                                                     INCOME   (LOSSES),       REINSURANCE               HOLDERS'
                                                     (LOSS)      NET           CONTRACTS         OCI    BENEFITS
                                                   ---------- ---------- --------------------- ------  ----------
                                                                            (IN MILLIONS)
LEVEL 3 INSTRUMENTS
FULL YEAR 2012
STILL HELD AT DECEMBER 31, 2012:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $   14  $       --
          State and political
            subdivisions..........................         --        --                     --     (1)         --
          Foreign governments.....................         --        --                     --      1          --
          Commercial mortgage-
            backed................................         --        --                     --    124          --
          Asset-backed............................         --        --                     --      3          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     --          --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  141  $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                    497     --          --
       Separate Accounts' assets..................         --         8                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --          26
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $       8  $                 497 $  141  $       26
                                                   ========== =========  ===================== ======  ==========
Level 3 Instruments
Full Year 2011
Still Held at December 31, 2011:/(1)/
   Change in unrealized gains (losses):
       Fixed maturities, available-for-sale:
          Corporate............................... $       -- $      --  $                  -- $    1  $       --
          State and political
            subdivisions..........................         --        --                     --      5          --
          Foreign governments.....................         --        --                     --     (1)         --
          Commercial mortgage-
            backed................................         --        --                     --    (40)         --
          Asset-backed............................         --        --                     --      2          --
          Other fixed maturities,
            available-for-sale....................         --        --                     --     (2)         --
                                                   ---------- ---------  --------------------- ------  ----------
              Subtotal............................ $       -- $      --  $                  -- $  (35) $       --
                                                   ---------- ---------  --------------------- ------  ----------
       GMIB reinsurance contracts.................         --        --                  5,941     --          --
       Separate Accounts' assets..................         --        18                     --     --          --
       GIB and GWBL and other
         features' liability......................         --        --                     --     --        (197)
                                                   ---------- ---------  --------------------- ------  ----------
              Total............................... $       -- $      18  $               5,941 $  (35) $     (197)
                                                   ========== =========  ===================== ======  ==========

  /(1)/There were no Equity securities classified as AFS, Other equity investments, Cash equivalents or Segregated securities at December 31, 2012 and 2011.

   The following table discloses quantitative information about Level 3 fair value measurements by category for assets and liabilities as of December 31, 2012.

        QUANTITATIVE INFORMATION ABOUT LEVEL 3 FAIR VALUE MEASUREMENTS
                               DECEMBER 31, 2012

                                         FAIR         VALUATION                  SIGNIFICANT
                                         VALUE        TECHNIQUE               UNOBSERVABLE INPUT                 RANGE
                                        ------- --------------------- ----------------------------------   -----------------
                                                                          (IN MILLIONS)
ASSETS:
Investments:
 Fixed maturities, available-for-sale:
   Corporate........................... $    94 Matrix pricing model   Spread over the industry-specific
                                                                                   benchmark yield curve   125 BPS - 650 BPS
----------------------------------------------------------------------------------------------------------------------------

   Commercial mortgage-backed..........     889 Discounted Cash flow               Constant default rate     3.0% - 25.0%
                                                                                  Probability of default         55.0%
                                                                                           Loss severity         49.0%
                                                                                           Discount rate    3.72% - 13.42%
----------------------------------------------------------------------------------------------------------------------------

   Residential mortgage-backed.........       1 Matrix pricing model     Spread over U.S. Treasury curve        46 BPS
----------------------------------------------------------------------------------------------------------------------------

   Asset-backed........................       8 Matrix pricing model     Spread over U.S. Treasury curve   30 BPS - 695 BPS
----------------------------------------------------------------------------------------------------------------------------

   Other equity investments............      38 Market comparable                       Revenue multiple     0.6X - 62.5X
                                                  companies                                 R&D multiple     1.0X - 30.6X
                                                                                           Discount rate         18.0%
                                                                                          Discount years         1 - 2
                                                                      Discount for lack of marketability
                                                                                        and risk factors     40.0% - 60.0%
----------------------------------------------------------------------------------------------------------------------------

Separate Accounts' assets..............     194 Third party appraisal                Capitalization rate         5.5%
                                                                                Exit capitalization rate         6.6%
                                                                                           Discount rate         7.7%

                                             22 Discounted cash flow     Spread over U.S. Treasury curve   275 BPS - 586 BPS
                                                                                          Inflation rate      2.0% - 3.0%
                                                                                         Discount factor      1.0% - 2.0%
----------------------------------------------------------------------------------------------------------------------------

GMIB reinsurance contracts.............  11,044 Discounted Cash flow                         Lapse Rates      1.5% - 8.0%
                                                                                        Withdrawal Rates      0.2% - 8.0%
                                                                                  GMIB Utilization Rates      0.0% - 15.0%
                                                                                    Non-performance risk    13 BPS - 45 BPS
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

LIABILITIES:
GMWB/GWBL/(1)/......................... $   205 Discounted Cash flow                         Lapse Rates      1.0% - 8.0%
                                                                                        Withdrawal Rates      0.0% - 7.0%
                                                                               Volatility rates - Equity     24.0% - 36.0%
----------------------------------------------------------------------------------------------------------------------------

  /(1)/Excludes GMAB and GIB liabilities.

   Excluded from the table above are approximately $516 million Level 3 fair value measurements of investments for which the underlying quantitative inputs are not developed by the Company and are not reasonably available. The fair value measurements of these Level 3 investments comprise approximately 29.3% of total assets classified as Level 3 and represent only 0.4% of total assets measured at fair value on a recurring basis. These investments primarily consist of certain privately placed debt securities with limited trading activity, including residential mortgage- and asset-backed instruments, and their fair values generally reflect unadjusted prices obtained from independent valuation service providers and indicative, non-binding quotes obtained from third-party broker-dealers recognized as market participants. Significant increases or decreases in the fair value amounts received from these pricing sources may result in the Company's reporting significantly higher or lower fair value measurements for these Level 3 investments.

   Included in the table above are approximately $94 million fair value of privately placed, available-for-sale corporate debt securities classified as Level 3 at December 31, 2012 that is determined by application of a matrix pricing model, representing approximately 26.5% of the total fair value of Level 3 securities in the corporate fixed maturities asset class. The significant unobservable input to the matrix pricing model is the spread over the industry-specific benchmark yield curve. Generally, an increase or decrease in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Commercial mortgage-backed securities classified as Level 3 consist of holdings subordinate to the AAA-tranche position and for which the Company applies a discounted cash flow methodology to measure fair value. The process for determining fair value first adjusts the contractual principal and interest payments to reflect performance expectations and then discounts the securities' cash flows to reflect an appropriate risk-adjusted return. The significant unobservable inputs used in these fair value measurements are default rate and probability, loss severity, and the discount rate. An increase either in the cumulative default rate, probability of default, or loss severity would result in a decrease in the fair value of these securities; generally, those assumptions would change in a directionally similar manner. A decrease in the discount rate would result in directionally inverse movement in the fair value measurement of these securities.

   Residential mortgage-backed securities classified as Level 3 primarily consist of non-agency paper with low trading activity. Included in the table above are approximately 11.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Generally, a change in spreads would lead to directionally inverse movement in the fair value measurements of these securities.

   Asset-backed securities classified as Level 3 primarily consist of non-agency mortgage loan trust certificates, including subprime and Alt-A paper, credit tenant loans, and equipment financings. Included in the table above are approximately 7.1% of the total fair value of these Level 3 securities at December 31, 2012 that is determined by application of a matrix pricing model and for which the spread over the U.S. Treasury curve is the most significant unobservable input to the pricing result. Significant increases (decreases) in spreads would result in significantly lower (higher) fair value measurements.

   Other equity investments classified as Level 3 primarily consist of private venture capital fund investments of AllianceBernstein for which fair values are adjusted to reflect expected exit values as evidenced by financing and sale transactions with third parties or when consideration of other factors, such as current company performance and market conditions, is determined by management to require valuation adjustment. Significant increase (decrease) in isolation in the underlying enterprise value to revenue multiple and enterprise value to R&D investment multiple, if applicable, would result in significantly higher (lower) fair value measurement. Significant increase (decrease) in the discount rate would result in a significantly lower (higher) fair value measurement. Significant increase (decrease) in isolation in the discount factor ascribed for lack of marketability and various risk factors would result in significantly lower (higher) fair value measurement. Changes in the discount factor generally are not correlated to changes in the value multiples. Also classified as Level 3 are approximately $30 million private venture capital fund-of-fund investments of AllianceBernstein for which fair value is estimated using the capital account balances provided by the partnerships. The interests in these partnerships cannot be redeemed. As of December 31, 2012, AllianceBernstein's aggregate unfunded commitments to these investments were approximately $12 million.

   Separate Accounts' assets classified as Level 3 primarily consist of private equity investments with fair value of approximately $198 million, including approximately $194 million fair value investment in a private real estate fund, as well as mortgage loans with fair value of approximately $18 million. Third party appraisal is used to measure the fair value of the private real estate investment fund, including consideration of observable replacement cost and sales comparisons for the underlying commercial properties, as well as the results from applying a discounted cash flow approach. Significant increase (decrease) in isolation in the capitalization rate and exit capitalization rate assumptions used in the discounted cash flow approach to appraisal value would result in a higher (lower) measure of fair value. A discounted cash flow approach also is applied to determine the approximately $4 million fair value of the other private equity investment and for which the significant unobservable assumptions are an inflation rate formula and a discount factor that takes into account various risks, including the illiquid nature of the investment. A significant increase (decrease) in the inflation rate would have directionally inverse effect on the fair value of the security. With respect to the fair value measurement of mortgage loans, a significant increase (decrease) in the assumed spread over US Treasuries would produce a lower (higher) fair value measurement. Changes in the discount rate or factor used in the valuation techniques to determine the fair values of these private equity investments and mortgage loans generally are not correlated to changes in the other significant unobservable inputs. Significant increase (decrease) in isolation in the discount rate or factor would result in significantly lower (higher) fair value measurements. The remaining Separate Accounts' investments classified as Level 3 at December 31, 2012 consist of mortgage- and asset-backed securities with fair values of approximately $4 million and $4 million, respectively, and for which those measurements are determined using substantially the same valuation techniques as earlier described above for the Company's General Account investments in these securities.

   Significant unobservable inputs with respect to the fair value measurement of the Level 3 GMIB reinsurance contract asset and the Level 3 liabilities identified in the table above are developed using Company data. Validations of unobservable inputs are performed to the extent the Company has experience. When an input is changed the model is updated and the results of each step of the model are analyzed for reasonableness.

   The significant unobservable inputs used in the fair value measurement of the Company's GMIB reinsurance contract asset are lapse rates, withdrawal rates and GMIB utilization rates. Significant increases in GMIB utilization rates or decreases in lapse or withdrawal rates in isolation would tend to increase the GMIB reinsurance contract asset.

   Fair value measurement of the GMIB reinsurance contract asset includes dynamic lapse and GMIB utilization assumptions whereby projected contractual lapses and GMIB utilization reflect the projected net amount of risks of the contract. As the net amount of risk of a contract increases, the assumed lapse rate decreases and the GMIB utilization increases. Increases in equity and interest rate volatility would increase the asset.

   The significant unobservable inputs used in the fair value measurement of the Company's GMWB and GWBL liability are lapse rates and withdrawal rates. Significant increases in withdrawal rates or decreases in lapse rates in isolation would tend to increase these liabilities. Increases in equity and interest rate volatility would increase these liabilities.

   The carrying values and fair values at December 31, 2012 and 2011 for financial instruments not otherwise disclosed in Notes 3 and 12 are presented in the table below. Certain financial instruments are exempt from the requirements for fair value disclosure, such as insurance liabilities other than financial guarantees and investment contracts and pension and other postretirement obligations.

                                                                 DECEMBER 31, 2012
                                                 --------------------------------------------------
                                                                         FAIR VALUE
                                                 CARRYING -----------------------------------------
                                                  VALUE      LEVEL 1     LEVEL 2  LEVEL 3   TOTAL
                                                 -------- -------------- -------- -------- --------
                                                                   (IN MILLIONS)

Mortgage loans on real estate................... $  5,059 $           -- $     -- $  5,249 $  5,249
Other limited partnership interests.............    1,514             --       --    1,514    1,514
Loans to affiliates.............................    1,037             --      784      402    1,186
Policyholders liabilities: Investment contracts.    2,494             --       --    2,682    2,682
Long-term debt..................................      200             --      236       --      236
Loans from affiliates...........................    1,325             --    1,676       --    1,676

                                                    December 31, 2011
                                                 -----------------------
                                                 Carrying
                                                  Value     Fair Value
                                                 -------- --------------
                                                      (In Millions)

Mortgage loans on real estate................... $  4,281 $        4,432
Other limited partnership interests.............    1,582          1,582
Loans to affiliates.............................    1,041          1,097
Policyholders liabilities: Investment contracts.    2,549          2,713
Long-term debt..................................      200            220
Loans from affiliates...........................    1,325          1,485

8) GMDB, GMIB, GIB, GWBL AND OTHER FEATURES AND NO LAPSE GUARANTEE FEATURES

   A) Variable Annuity Contracts -- GMDB, GMIB, GIB and GWBL and Other Features

   The Company has certain variable annuity contracts with GMDB, GMIB, GIB and GWBL and other features in-force that guarantee one of the following:

     . Return of Premium: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals);

     . Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), or the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals);

     . Roll-Up: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages;

     . Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit, which may include a five year or an annual reset; or

     . Withdrawal: the withdrawal is guaranteed up to a maximum amount per year for life.

   The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders' liabilities:

                                GMDB      GMIB      TOTAL
                              --------  --------  --------
                                      (IN MILLIONS)
Balance at January 1, 2010... $  1,087  $  1,558  $  2,645
 Paid guarantee benefits.....     (208)      (45)     (253)
 Other changes in reserve....      386       798     1,184
                              --------  --------  --------
Balance at December 31, 2010.    1,265     2,311     3,576
 Paid guarantee benefits.....     (203)      (47)     (250)
 Other changes in reserve....      531     1,866     2,397
                              --------  --------  --------
Balance at December 31, 2011.    1,593     4,130     5,723
 Paid guarantee benefits.....     (288)      (77)     (365)
 Other changes in reserve....      467       508       975
                              --------  --------  --------
Balance at December 31, 2012. $  1,772  $  4,561  $  6,333
                              ========  ========  ========

     Related GMDB reinsurance ceded amounts were:

                                      GMDB
                              ---------------------
                                  (IN MILLIONS)

Balance at January 1, 2010...
                              $                 405
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   209
                              ---------------------
Balance at December 31, 2010.                   533
   Paid guarantee benefits...                   (81)
   Other changes in reserve..                   264
                              ---------------------
Balance at December 31, 2011.                   716
   Paid guarantee benefits...                  (127)
   Other changes in reserve..                   255
                              ---------------------
Balance at December 31, 2012. $                 844
                              =====================

   The GMIB reinsurance contracts are considered derivatives and are reported at fair value.

   The December 31, 2012 values for variable annuity contracts in force on such date with GMDB and GMIB features are presented in the following table. For contracts with the GMDB feature, the net amount at risk in the event of death is the amount by which the GMDB benefits exceed related account values. For contracts with the GMIB feature, the net amount at risk in the event of annuitization is the amount by which the present value of the GMIB benefits exceeds related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates. Since variable annuity contracts with GMDB guarantees may also offer GMIB guarantees in the same contract, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                       RETURN OF
                                                        PREMIUM    RATCHET    ROLL-UP       COMBO        TOTAL
                                                       ---------  --------  -----------  -----------  -----------
                                                                          (DOLLARS IN MILLIONS)
GMDB:
 Account values invested in:
   General Account.................................... $  12,817  $    223  $       102  $       467  $    13,609
   Separate Accounts.................................. $  30,349  $  7,419  $     3,722  $    34,536  $    76,026
 Net amount at risk, gross............................ $     756  $    784  $     2,722  $    13,931  $    18,193
 Net amount at risk, net of amounts reinsured......... $     756  $    480  $     1,843  $     5,617  $     8,696
 Average attained age of contractholders..............      48.5      63.8         69.4         64.6         52.9
 Percentage of contractholders over age 70............       8.1%     29.3%        49.9%        30.8%        14.8%
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

GMIB:
 Account values invested in:
   General Account....................................       N/A       N/A  $        23  $       562  $       585
   Separate Accounts..................................       N/A       N/A  $     2,488  $    46,378  $    48,866
 Net amount at risk, gross............................       N/A       N/A  $     1,995  $    10,208  $    12,203
 Net amount at risk, net of amounts reinsured.........       N/A       N/A  $       593  $     2,753  $     3,346
 Weighted average years remaining until annuitization.       N/A       N/A          0.3          4.4          4.2
 Range of contractually specified interest rates......       N/A       N/A   3.0% - 6.0%  3.0% - 6.5%  3.0% - 6.5%

   The liability for GIB and GWBL and other features, not included above, was $265 million and $291 million at December 31, 2012 and 2011, respectively, which are accounted for as embedded derivatives. This liability reflects the present value of expected future payments (benefits) less the fees attributable to these features over a range of market consistent economic scenarios.

   B) Separate Account Investments by Investment Category Underlying GMDB and GMIB Features

   The total account values of variable annuity contracts with GMDB and GMIB features include amounts allocated to the guaranteed interest option, which is part of the General Account and variable investment options that invest through Separate Accounts in variable insurance trusts. The following table presents the aggregate fair value of assets, by major investment category, held by Separate Accounts that support variable annuity contracts with GMDB and GMIB benefits and guarantees. The investment performance of the assets impacts the related account values and, consequently, the net amount of risk associated with the GMDB and GMIB benefits and guarantees. Since variable annuity contracts with GMDB benefits and guarantees may also offer GMIB benefits and guarantees in each contract, the GMDB and GMIB amounts listed are not mutually exclusive:

              INVESTMENT IN VARIABLE INSURANCE TRUST MUTUAL FUNDS

                 DECEMBER 31,
              -------------------
                2012      2011
              --------- ---------
                 (IN MILLIONS)
GMDB:
Equity....... $  52,633 $  46,207
Fixed income.     3,748     3,810
Balanced.....    19,102    19,525
Other........       543       652
              --------- ---------
Total........ $  76,026 $  70,194
              ========= =========

GMIB:
Equity....... $  33,361 $  29,819
Fixed income.     2,335     2,344
Balanced.....    12,906    13,379
Other........       264       345
              --------- ---------
Total........ $  48,866 $  45,887
              ========= =========

   C) Hedging Programs for GMDB, GMIB, GIB and GWBL and Other Features

   Beginning in 2003, AXA Equitable established a program intended to hedge certain risks associated first with the GMDB feature and, beginning in 2004, with the GMIB feature of the Accumulator(R) series of variable annuity products. The program has also been extended to cover other guaranteed benefits as they have been made available. This program currently utilizes derivative contracts, such as exchange-traded equity, currency and interest rate futures contracts, total return and/or equity swaps, interest rate swap and floor contracts, swaptions, variance swaps as well as equity options, that collectively are managed in an effort to reduce the economic impact of unfavorable changes in guaranteed benefits' exposures attributable to movements in the equity and fixed income markets. At the present time, this program hedges certain economic risks on products sold from 2001 forward, to the extent such risks are not reinsured. At December 31, 2012, the total account value and net amount at risk of the hedged variable annuity contracts were $38,029 million and $7,035 million, respectively, with the GMDB feature and $21,615 million and $2,761 million, respectively, with the GMIB feature.

   These programs do not qualify for hedge accounting treatment. Therefore, gains (losses) on the derivatives contracts used in these programs, including current period changes in fair value, are recognized in net investment income (loss) in the period in which they occur, and may contribute to earnings (loss) volatility.

   D) Variable and Interest-Sensitive Life Insurance Policies - No Lapse
   Guarantee

   The no lapse guarantee feature contained in variable and interest-sensitive life insurance policies keeps them in force in situations where the policy value is not sufficient to cover monthly charges then due. The no lapse guarantee remains in effect so long as the policy meets a contractually specified premium funding test and certain other requirements.

   The following table summarizes the no lapse guarantee liabilities reflected in the General Account in Future policy benefits and other policyholders' liabilities, and the related reinsurance ceded.

                                               REINSURANCE
                              DIRECT LIABILITY    CEDED       NET
                              ---------------- -----------  --------
                                          (IN MILLIONS)

Balance at January 1, 2010... $           255  $      (174) $     81
 Other changes in reserves...             120          (57)       63
                              ---------------  -----------  --------
Balance at December 31, 2010.             375         (231)      144
 Other changes in reserves...              95          (31)       64
                              ---------------  -----------  --------
Balance at December 31, 2011.             470         (262)      208
 Other changes in reserves...              86          (48)       38
                              ---------------  -----------  --------
Balance at December 31, 2012. $           556  $      (310) $    246
                              ===============  ===========  ========

9) REINSURANCE AGREEMENTS

   The Company assumes and cedes reinsurance with other insurance companies. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

   The Company reinsures most of its new variable life, UL and term life policies on an excess of retention basis. The Insurance Group maintains a maximum retention on each single-life policy of $25 million and on each second-to-die policy of $30 million with the excess 100% reinsured. The Company also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

   At December 31, 2012, the Company had reinsured with non-affiliates and affiliates in the aggregate approximately 5.2% and 47.0%, respectively, of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 21.3% and 51.3%, respectively, of its current liability exposure resulting from the GMIB feature. See Note 8.

   Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, considered derivatives at December 31, 2012 and 2011 were $11,044 million and $10,547 million, respectively. The increases (decreases) in estimated fair value were $497 million, $5,941 million and $2,350 million for 2012, 2011 and 2010, respectively.

   At December 31, 2012 and 2011, respectively, third-party reinsurance recoverables related to insurance contracts amounted to $2,465 million and $2,383 million, of which $1,964 million and $1,959 million related to two specific reinsurers, which are rated A/AA- with the remainder of the reinsurers rated BBB and above or not rated. At December 31, 2012 and 2011, affiliated reinsurance recoverables related to insurance contracts amounted to $1,383 million and $1,159 million, respectively. A contingent liability exists with respect to reinsurance should the reinsurers be unable to meet their obligations. The Insurance Group evaluates the financial condition of its reinsurers in an effort to minimize its exposure to significant losses from reinsurer insolvencies.

   Reinsurance payables related to insurance contracts totaling $73 million and $73 million are included in other liabilities in the consolidated balance sheets at December 31, 2012 and 2011, respectively.

   The Insurance Group cedes substantially all of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $160 million and $177 million at December 31, 2012 and 2011, respectively.

   The Insurance Group also cedes a portion of its extended term insurance and paid-up life insurance and substantially all of its individual disability income business through various coinsurance agreements.

   The Insurance Group has also assumed accident, health, annuity, aviation and space risks by participating in or reinsuring various reinsurance pools and arrangements. In addition to the sale of insurance products, the Insurance Group currently acts as a professional retrocessionaire by assuming life reinsurance from professional reinsurers. Reinsurance assumed reserves at December 31, 2012 and 2011 were $752 million and $703 million, respectively.

   The following table summarizes the effect of reinsurance:

                                                                     2012    2011    2010
                                                                    ------  ------  ------
                                                                         (IN MILLIONS)
Direct premiums.................................................... $  873  $  908  $  903
Reinsurance assumed................................................    219     210     213
Reinsurance ceded..................................................   (578)   (585)   (586)
                                                                    ------  ------  ------
Premiums........................................................... $  514  $  533  $  530
                                                                    ======  ======  ======
Universal Life and Investment-type Product Policy Fee Income Ceded. $  234  $  221  $  210
                                                                    ======  ======  ======
Policyholders' Benefits Ceded...................................... $  667  $  510  $  536
                                                                    ======  ======  ======

   Individual Disability Income and Major Medical

   Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86 million and $92 million at December 31, 2012 and 2011, respectively. At December 31, 2012 and 2011, respectively, $1,704 million and $1,684 million of DI reserves and associated liabilities were ceded through indemnity reinsurance agreements with a singular reinsurance group. Net incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized below:

                                           2012  2011  2010
                                           ----- ----- -----
                                             (IN MILLIONS)
Incurred benefits related to current year. $  16 $  24 $  30
Incurred benefits related to prior years..    14    18    10
                                           ----- ----- -----
Total Incurred Benefits................... $  30 $  42 $  40
                                           ===== ===== =====
Benefits paid related to current year..... $  21 $  15 $  12
Benefits paid related to prior years......    16    24    30
                                           ----- ----- -----
Total Benefits Paid....................... $  37 $  39 $  42
                                           ===== ===== =====

10)SHORT-TERM AND LONG-TERM DEBT

   Short-term and long-term debt consists of the following:

                                                                           DECEMBER 31,
                                                                           -------------
                                                                            2012   2011
                                                                           ------ ------
                                                                           (IN MILLIONS)

Short-term debt:
AllianceBernstein commercial paper (with interest rates of 0.5% and 0.2%). $  323 $  445
                                                                           ------ ------
Total short-term debt.....................................................    323    445
                                                                           ------ ------

Long-term debt:
AXA Equitable:
   Surplus Notes, 7.7%, due 2015..........................................    200    200
                                                                           ------ ------
Total long-term debt......................................................    200    200
                                                                           ------ ------

Total Short-term and Long-term Debt....................................... $  523 $  645
                                                                           ====== ======

   Short-term Debt

   AXA Equitable is a member of the Federal Home Loan Bank of New York ("FHLBNY"), which provides AXA Equitable with access to collateralized borrowings and other FHLBNY products. As membership requires the ownership of member stock, AXA Equitable purchased stock to meet their membership requirement ($12 million, as of December 31, 2012). Any borrowings from the FHLBNY require the purchase of FHLBNY activity based stock in an amount equal to 4.5% of the borrowings. AXA Equitable's borrowing capacity with FHLBNY is $1,000 million. As a member of FHLBNY, AXA Equitable can receive advances for which it would be required to pledge qualified mortgage-backed assets and government securities as collateral. At December 31, 2012, there were no outstanding borrowings from FHLBNY.

   In December 2010, AllianceBernstein entered into a committed, unsecured three-year senior revolving credit facility (the "AB Credit Facility") with a group of commercial banks and other lenders in an original principal amount of $1,000 million with SCB LLC as an additional borrower.

   The AB Credit Facility is available for AllianceBernstein's and SCB LLC's business purposes, including the support of AllianceBernstein's $1,000 million commercial paper program. Both AllianceBernstein and SCB LLC can draw directly under the AB Credit Facility and management expects to draw on the AB Credit Facility from time to time.

   The AB Credit Facility contains affirmative, negative and financial covenants, which are customary for facilities of this type, including, among other things, restrictions on dispositions of assets, restrictions on liens, a minimum interest coverage ratio and a maximum leverage ratio. The AB Credit Facility also includes customary events of default (with customary grace periods, as applicable), including provisions under which, upon the occurrence of an event of default, all outstanding loans may be accelerated and/or lender's commitments may be terminated. Also, under such provisions, upon the occurrence of certain insolvency or bankruptcy related events of default, all amounts payable under the AB Credit Facility would automatically become immediately due and payable, and the lender's commitments would automatically terminate.

   The AB Credit Facility provides for possible increases in principal amount by up to an aggregate incremental amount of $250 million ("accordion feature"), any such increase being subject to the consent of the affected lenders. Amounts under the AB Credit Facility may be borrowed, repaid and re-borrowed by either company from time to time until the maturity of the facility. Voluntary prepayments and commitment reductions requested by AllianceBernstein are permitted at any time without fee (other than customary breakage costs relating to the prepayment of any drawn loans) upon proper notice and subject to a minimum dollar requirement. Borrowings under the AB Credit Facility bear interest at a rate per annum, which will be, at AllianceBernstein's option, a rate equal to an applicable margin, which is subject to adjustment based on the credit ratings of AllianceBernstein, plus one of the following indexes: London Interbank Offered Rate ("LIBOR"); a floating base rate; or the Federal Funds rate.

   On January 17, 2012, the AB Credit Facility was amended and restated. The principal amount was amended to $900 million from the original principal amount of $1,000 million. Also, the amendment increased the accordion feature from $250 million to $350 million. In addition, the maturity date of the AB Credit Facility has been extended from December 9, 2013 to January 17, 2017. There were no other significant changes in terms and conditions included in this amendment.

   As of December 31, 2012 and 2011, AllianceBernstein had no amounts outstanding under the AB Credit Facility or the previous revolving credit facilities, respectively.

   In addition, SCB LLC has five uncommitted lines of credit with four financial institutions. Two of these lines of credit permit us to borrow up to an aggregate of approximately $200 million while three lines have no stated limit.

   Long-term Debt

   At December 31, 2012, the Company was not in breach of any long-term debt covenants.

11)RELATED PARTY TRANSACTIONS

   Loans to Affiliates

   In September 2007, AXA issued a $650 million 5.4% Senior Unsecured Note to AXA Equitable. The note pays interest semi-annually and was scheduled to mature on September 30, 2012. In March 2011, the maturity date of these notes was extended to December 30, 2020 and the interest rate was increased to 5.7%.

   In June 2009, AXA Equitable sold a jointly owned real estate property valued at $1,100 million to a non-insurance subsidiary of AXA Financial in exchange for $700 million in cash and $400 million in 8.0% ten year term mortgage notes on the property reported in Loans to affiliates in the consolidated balance sheets. The $439 million after-tax excess of the property's fair value over its carrying value was accounted for as a capital contribution to AXA Equitable.

   Loans from Affiliates

   In 2005, AXA Equitable issued a surplus note to AXA Financial in the amount of $325 million with an interest rate of 6.0% and a maturity date of December 1, 2035. Interest on this note is payable semi-annually.

   In November 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   In December 2008, AXA Financial purchased a $500 million callable 7.1% surplus note from AXA Equitable. The note pays interest semi-annually and matures on December 1, 2018.

   Other Transactions

   In October 2012, AXA Equitable sold its 50% interest in a real estate joint venture supporting the Wind-up Annuities line of business to 1285 Holdings, LLC, a non-insurance subsidiary of AXA Financial in exchange for $402 million in cash. The $195 million after-tax excess of the real estate joint venture's fair value over its carrying value has been accounted for as a capital contribution to AXA Equitable. In connection with this sale, the Company recognized a $226 million pre-tax premium deficiency reserve related to the Wind-up Annuities line of business.

   In August 2012, the Company purchased agricultural mortgage loans from MONY Life Insurance Company ("MONY Life") and MONY Life Insurance Company of America ("MLOA"), both of which are wholly-owned subsidiaries of AXA Financial, for a purchase price of $109 million.

   The Company reimburses AXA Financial for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to AXA Financial of the benefits provided which totaled $37 million, $14 million and $59 million, respectively, for 2012, 2011 and 2010.

   In 2012, 2011 and 2010, respectively, the Company paid AXA Distribution and its subsidiaries $684 million, $641 million and $647 million of commissions and fees for sales of insurance products. The Company charged AXA Distribution's subsidiaries $348 million, $413 million and $428 million, respectively, for their applicable share of operating expenses in 2012, 2011 and 2010, pursuant to the Agreements for Services.

   The Company currently reinsures to AXA RE Arizona Company (formerly AXA Bermuda, which during second quarter 2012, redomesticated from Bermuda to Arizona and changed its name to AXA RE Arizona Company) ("AXA Arizona") a 100% quota share of all liabilities for variable annuities with enhanced GMDB and GMIB riders issued on or after January 1, 2006 and in-force on September 30, 2008. AXA Arizona also reinsures a 90% quota share of level premium term insurance issued by AXA Equitable on or after March 1, 2003 through December 31, 2008 and lapse protection riders under UL insurance policies issued by AXA Equitable on or after June 1, 2003 through June 30, 2007. The reinsurance arrangements with AXA Arizona provide important capital management benefits to AXA Equitable. At December 31, 2012 and 2011, the Company's GMIB reinsurance asset with AXA Arizona had carrying values of $8,888 million and $8,129 million, respectively, and is reported in Guaranteed minimum income benefit reinsurance asset, at fair value in the consolidated balance sheets. Ceded premiums in 2012, 2011 and 2010 related to the UL and no lapse guarantee riders totaled approximately $484 million, $484 million and $477 million, respectively. Ceded claims paid in 2012, 2011 and 2010 were $68 million, $31 million and $39 million, respectively.

   Various AXA affiliates, including AXA Equitable, cede a portion of their life, health and catastrophe insurance business through reinsurance agreements to AXA Global Life beginning in 2010 (and AXA Cessions in 2009 and prior), AXA affiliated reinsurers. AXA Global Life, in turn, retrocedes a quota share portion of these risks prior to 2008 to AXA Equitable on a one-year term basis. Premiums earned in 2012, 2011 and 2010 under this arrangement totaled approximately $0 million, $1 million and $0 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $0 million, $0 million and $0 million, respectively.

   AXA Life Insurance Company Ltd (Japan), an AXA subsidiary, cedes a portion of their annuity business to AXA Equitable. Premiums earned in 2012, 2011 and 2010 totaled approximately $9 million, $9 million and $9 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $1 million, $1 million and $1 million, respectively.

   Various AXA Financial affiliates cede a portion of their life business through excess of retention treaties to AXA Equitable on a yearly renewal term basis. Premiums earned in 2012, 2011 and 2010 from AXA Equitable Life and Annuity Company totaled approximately $7 million, $8 million and $7 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $5 million, $4 million and $4 million, respectively. Premiums earned in 2012, 2011 and 2010 from U.S. Financial Life Insurance Company ("USFL") totaled approximately $5 million, $5 million and $5 million, respectively. Claims and expenses paid in 2012, 2011 and 2010 were $7 million, $8 million and $10 million, respectively.

   Both AXA Equitable and AllianceBernstein, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements including technology and professional development arrangements. AXA Equitable and AllianceBernstein incurred expenses under such agreements of approximately $161 million, $152 million and $160 million in 2012, 2011 and 2010, respectively. Expense reimbursements by AXA and AXA affiliates to AXA Equitable under such agreements totaled approximately $26 million, $22 million and $51 million in 2012, 2011 and 2010, respectively. The net receivable related to these contracts was approximately $8 million and $15 million at December 31, 2012 and 2011, respectively.

   Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by AllianceBernstein. These revenues are described below:

                                               2012   2011   2010
                                              ------ ------ ------
                                                 (IN MILLIONS)
Investment advisory and services fees........ $  886 $  840 $  778
Distribution revenues........................    401    352    339
Other revenues -- shareholder servicing fees.     89     92     93
Other revenues -- other......................      5      6      5

12)EMPLOYEE BENEFIT PLANS

   PENSION PLANS

   AXA Equitable sponsors a qualified defined benefit plan covering its eligible employees (including certain qualified part-time employees), managers and financial professionals. This pension plan is non-contributory and its benefits are generally based on a cash balance formula and/or, for certain participants, years of service and average earnings over a specified period in the plan. The Company also sponsors non-qualified defined benefit plans and post-retirement plans. AllianceBernstein maintains a qualified, non-contributory, defined benefit retirement plan covering current and former employees who were employed by AllianceBernstein in the United States prior to October 2, 2000. AllianceBernstein's benefits are based on years of credited service and average final base salary. The Company uses a December 31 measurement date for its pension plans.

   For 2012, cash contributions by AXA Equitable and AllianceBernstein to their respective qualified pension plans were $260 million and $5 million. The funding policy of the Company for its qualified pension plans is to satisfy its funding obligations each year in an amount not less than the minimum required by the Employee Retirement Income Security Act of 1974 ("ERISA"), as amended by the Pension Protection Act of 2006 (the "Pension Act"), and not greater than the maximum it can deduct for Federal income tax purposes. Based on the funded status of the plans at December 31, 2012, no minimum contribution is required to be made in 2013 under ERISA, as amended by the Pension Act, but management is currently evaluating if it will make contributions during 2013. AllianceBernstein currently estimates that it will contribute $4 million to its pension plan during 2013.

   Components of net periodic pension expense for the Company's qualified plans were as follows:

                                2012    2011    2010
                               ------  ------  ------
                                    (IN MILLIONS)
Service cost.................. $   40  $   41  $   37
Interest cost.................    109     122     129
Expected return on assets.....   (146)   (120)   (115)
Actuarial (gains) loss........      1      --      --
Net amortization..............    164     145     125
Plan amendments and additions.     --      --      13
                               ------  ------  ------
Net Periodic Pension Expense.. $  168  $  188  $  189
                               ======  ======  ======

   Changes in the Projected Benefit Obligation ("PBO") of the Company's qualified plans were comprised of:

                                                    DECEMBER 31,
                                                 ------------------
                                                   2012      2011
                                                 --------  --------
                                                    (IN MILLIONS)
Projected benefit obligation, beginning of year. $  2,626  $  2,424
Service cost....................................       32        30
Interest cost...................................      109       122
Actuarial (gains) losses........................      219       229
Benefits paid...................................     (187)     (179)
Plan amendments and additions...................       (2)       --
                                                 --------  --------
Projected Benefit Obligation, End of Year....... $  2,797  $  2,626
                                                 ========  ========

   The following table discloses the change in plan assets and the funded status of the Company's qualified pension plans:

                                                         DECEMBER 31,
                                                      ------------------
                                                        2012      2011
                                                      --------  --------
                                                         (IN MILLIONS)
Pension plan assets at fair value, beginning of year. $  2,093  $  1,529
Actual return on plan assets.........................      231        77
Contributions........................................      265       672
Benefits paid and fees...............................     (193)     (185)
                                                      --------  --------
Pension plan assets at fair value, end of year.......    2,396     2,093
PBO..................................................    2,797     2,626
                                                      --------  --------
Excess of PBO Over Pension Plan Assets............... $   (401) $   (533)
                                                      ========  ========

   Amounts recognized in the accompanying consolidated balance sheets to reflect the funded status of these plans were accrued pension costs of $401 million and $533 million at December 31, 2012 and 2011, respectively. The aggregate PBO and fair value of pension plan assets for plans with PBOs in excess of those assets were $2,797 million and $2,396 million, respectively, at December 31, 2012 and $2,626 million and $2,093 million, respectively, at December 31, 2011. The aggregate accumulated benefit obligation and fair value of pension plan assets for pension plans with accumulated benefit obligations in excess of those assets were $2,761 million and $2,396 million, respectively, at December 31, 2012 and $2,593 million and $2,093 million, respectively, at December 31, 2011. The accumulated benefit obligation for all defined benefit pension plans was $2,761 million and $2,593 million at December 31, 2012 and 2011, respectively.

   The following table discloses the amounts included in AOCI at December 31, 2012 and 2011 that have not yet been recognized as components of net periodic pension cost:

                                            DECEMBER 31,
                                          -----------------
                                            2012     2011
                                          -------- --------
                                            (IN MILLIONS)
Unrecognized net actuarial (gain) loss... $  1,650 $  1,679
Unrecognized prior service cost (credit).        4        7
                                          -------- --------
 Total................................... $  1,654 $  1,686
                                          ======== ========

   The estimated net actuarial (gain) loss and prior service cost (credit) expected to be reclassified from AOCI and recognized as components of net periodic pension cost over the next year are $165 million and $1 million, respectively.

   The following table discloses the allocation of the fair value of total plan assets for the qualified pension plans of the Company at December 31, 2012 and 2011:

                                 DECEMBER 31,
                                 ------------
                                  2012   2011
                                 -----  -----
                                 (IN MILLIONS)
Fixed Maturities................  52.8%  52.4%
Equity Securities...............  36.5   36.3
Equity real estate..............   8.4    9.3
Cash and short-term investments.   2.3    2.0
                                 -----  -----
 Total.......................... 100.0% 100.0%
                                 =====  =====

   The primary investment objective of the qualified pension plan of AXA Equitable is to maximize return on assets, giving consideration to prudent risk. Guidelines regarding the allocation of plan assets for AXA Equitable's qualified pension plan are formalized by the Investment Committee established by the funded benefit plans of AXA Equitable and are designed with a long-term investment horizon. During 2012, AXA Equitable continued to implement an investment allocation strategy of the qualified defined benefit pension plan targeting 30%-40% equities, 50%-60% high quality bonds, and 0%-15% equity real estate and other investments. Exposure to real estate investments offers diversity to the total portfolio and long-term inflation protection.

   In 2012, AXA Equitable's qualified pension plan continued to implement hedging strategies intended to lessen downside equity risk. These hedging programs were initiated during fourth quarter 2008 and currently utilize derivative instruments, principally exchange-traded options contracts that are managed in an effort to reduce the economic impact of unfavorable changes in the equity markets.

   The following tables disclose the fair values of plan assets and their level of observability within the fair value hierarchy for the qualified pension plans of the Company at December 31, 2012 and 2011, respectively.

                                       LEVEL 1 LEVEL 2  LEVEL 3  TOTAL
DECEMBER 31, 2012:                     ------- -------- ------- --------
ASSET CATEGORIES                                 (IN MILLIONS)
Fixed Maturities:
 Corporate............................ $   --  $    849 $   --  $    849
 U.S. Treasury, government and agency.     --       410     --       410
 States and political subdivisions....     --        18     --        18
 Other structured debt................     --        --      5         5
Common and preferred equity...........    751        62     --       813
Mutual funds..........................     35        --     --        35
Private real estate investment funds..     --        --      3         3
Private real estate investment trusts.     --        11    197       208
Cash and cash equivalents.............     25        --     --        25
Short-term investments................     --        30     --        30
                                       ------  -------- ------  --------
 Total................................ $  811  $  1,380 $  205  $  2,396
                                       ======  ======== ======  ========

                                       Level 1 Level 2  Level 3  Total
December 31, 2011:                     ------- -------- ------- --------
Asset Categories                                 (In Millions)
Fixed Maturities:
 Corporate............................ $   --  $    797 $   --  $    797
 U.S. Treasury, government and agency.     --       275     --       275
 States and political subdivisions....     --        11     --        11
 Other structured debt................     --        --      6         6
Common and preferred equity...........    712         2     --       714
Mutual funds..........................     33        --     --        33
Private real estate investment funds..     --        --      4         4
Private investment trusts.............     --        29    183       212
Cash and cash equivalents.............      1         1     --         2
Short-term investments................      7        32     --        39
                                       ------  -------- ------  --------
 Total................................ $  753  $  1,147 $  193  $  2,093
                                       ======  ======== ======  ========

   At December 31, 2012, assets classified as Level 1, Level 2, and Level 3 comprise approximately 33.9%, 57.5% and 8.6%, respectively, of qualified pension plan assets. At December 31, 2011, assets classified as Level 1, Level 2 and Level 3 comprised approximately 36.0%, 54.8% and 9.2%, respectively, of qualified pension plan assets. See Note 2 for a description of the fair value hierarchy. The fair values of qualified pension plan assets are measured and ascribed to levels within the fair value hierarchy in a manner consistent with the invested assets of the Company that are measured at fair value on a recurring basis. Except for an investment of approximately $3 million in a private REIT through a pooled separate account, there are no significant concentrations of credit risk arising within or across categories of qualified pension plan assets.

   The tables below present a reconciliation for all Level 3 qualified pension plan assets at December 31, 2012 and 2011, respectively.

                                                                       PRIVATE
                                                                     REAL ESTATE  PRIVATE
                                                         FIXED       INVESTMENT  INVESTMENT  COMMON
                                                     MATURITIES/(1)/    FUNDS      TRUSTS    EQUITY   TOTAL
                                                     --------------  ----------- ---------- -------  ------
                                                                          (IN MILLIONS)
Balance at January 1, 2012.......................... $            6  $        4  $     183  $    --  $  193
Actual return on plan assets:
 Relating to assets still held at December 31, 2012.             --          --         14       --      14
 Purchases/issues...................................             --          --         --       --      --
 Sales/settlements..................................             (1)         (1)        --       --      (2)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2012........................ $            5  $        3  $     197  $    --  $  205
                                                     ==============  ==========  =========  =======  ======

Balance at January 1, 2011.......................... $            6  $       13  $     163  $    --  $  182
Actual return on plan assets:
 Relating to assets still held at December 31, 2011.             --           3         20       --      23
 Purchases/issues...................................             --          --         --        1       1
 Sales/settlements..................................             --         (12)        --       (1)    (13)
 Transfers into/out of Level 3......................             --          --         --       --      --
                                                     --------------  ----------  ---------  -------  ------
Balance at December 31, 2011........................ $            6  $        4  $     183  $    --  $  193
                                                     ==============  ==========  =========  =======  ======

  /(1)/Includes commercial mortgage- and asset-backed securities and other structured debt.

   The discount rate assumptions used by the Company to measure the benefits obligations and related net periodic cost of its qualified pension plans reflect the rates at which those benefits could be effectively settled. Projected nominal cash outflows to fund expected annual benefits payments under each of the Company's qualified pension plans were discounted using a published high-quality bond yield curve. The discount rate used to measure each of the benefits' obligations at December 31, 2012 and 2011 represents the level equivalent spot discount rate that produces the same aggregate present value measure of the total benefits obligation as the aforementioned discounted cash flow analysis. The following table discloses the weighted-average assumptions used to measure the Company's pension benefit obligations and net periodic pension cost at and for the years ended December 31, 2012 and 2011.

                                                                           2012  2011
                                                                           ----  ----

Discount rates:
 Benefit obligation....................................................... 3.50% 4.25%
 Periodic cost............................................................ 4.25% 5.25%

Rates of compensation increase:
 Benefit obligation and periodic cost..................................... 6.00% 6.00%

Expected long-term rates of return on pension plan assets (periodic cost). 6.75% 6.75%

   The expected long-term rate of return assumption on plan assets is based upon the target asset allocation of the plan portfolio and is determined using forward-looking assumptions in the context of historical returns and volatilities for each asset class.

   Prior to 1987, participants' benefits under AXA Equitable's qualified plan were funded through the purchase of non-participating annuity contracts from AXA Equitable. Benefit payments under these contracts were approximately $12 million, $13 million and $14 million for 2012, 2011 and 2010, respectively.

   The following table provides an estimate of future benefits expected to be paid in each of the next five years, beginning January 1, 2013, and in the aggregate for the five years thereafter. These estimates are based on the same assumptions used to measure the respective benefit obligations at December 31, 2012 and include benefits attributable to estimated future employee service.

                         PENSION
                        BENEFITS
                   --------------------
                      (IN MILLIONS)

2013.............. $                193
2014..............                  203
2015..............                  202
2016..............                  200
2017..............                  197
Years 2018 - 2022.                  936

   HEALTH PLANS

   The Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 (collectively, the "Health Acts"), signed into law in March 2010, have both immediate and long-term financial reporting implications for many employers who sponsor health plans for active employees and retirees. While many of the provisions of the Health Acts do not take effect until future years and are intended to coincide with fundamental changes to the healthcare system, current-period measurement of the benefits obligation is required to reflect an estimate of the potential implications of presently enacted law changes absent consideration of potential future plan modifications. Management, in consultation with its actuarial advisors in respect of the Plan, has concluded the Health Acts have no material impact on the calculations on future benefit levels due to the caps on the Company subsidy. Any increases in plan cost, including those associated under the Excise Tax on high cost plans, are anticipated to be passed on to retirees.

   Included among the major provisions of the Health Acts is a change in the tax treatment of the Medicare Part D subsidy. The subsidy came into existence with the enactment of the Medicare Modernization Act ("MMA") in 2003 and is available to sponsors of retiree health benefit plans with a prescription drug benefit that is "actuarially equivalent" to the benefit provided by the Medicare Part D program. Prior to the Health Acts, sponsors were permitted to deduct the full cost of these retiree prescription drug plans without reduction for subsidies received. Although the Medicare Part D subsidy does not become taxable until years beginning after December 31, 2012, the effects of changes in tax law had to be recognized immediately in the income statement of the period of enactment. When MMA was enacted, the Company reduced its health benefits obligation to reflect the expected future subsidies from this program but did not establish a deferred tax asset for the value of the related future tax deductions. Consequently, passage of the Health Acts did not result in adjustment of the deferred tax accounts.

   Since December 31, 1999, AXA Financial, Inc. has legally assumed primary liability from AXA Equitable for all current and future obligations of its Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits; AXA Equitable remains secondarily liable. AXA Equitable reimburses AXA Financial, Inc. for costs associated with these plans, as described in Note 11. In 2011, AXA Equitable eliminated any subsidy for retiree medical and dental coverage for individuals retiring on or after May 1, 2012 as well as a $10,000 retiree life insurance benefit for individuals retiring on or after January 1, 2012. As a result, the Company recognized a one-time reduction in benefits expense of approximately $37 million in 2011.

13)SHARE-BASED AND OTHER COMPENSATION PROGRAMS

   AXA and AXA Financial sponsor various share-based compensation plans for eligible employees and financial professionals of AXA Financial and its subsidiaries, including the Company. AllianceBernstein also sponsors its own unit option plans for certain of its employees. Activity in these share-based plans in the discussions that follow relates to awards granted to eligible employees and financial professionals of AXA Financial and its subsidiaries under each of these plans in the aggregate, except where otherwise noted.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $194 million, $416 million and $199 million for share-based payment arrangements as further described herein.

   U.S. employees are granted AXA ordinary share options under the Stock Option Plan for AXA Financial Employees and Associates (the "Stock Option Plan") and are granted AXA performance units under the AXA Performance Unit Plan (the "Performance Unit Plan").

   Performance Units. On March 16, 2012, under the terms of the AXA Performance Unit Plan 2012, AXA awarded approximately 2.3 million unearned performance units to employees of AXA Equitable. The extent to which 2012-2013 cumulative performance targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled in cash on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 15, 2015. In 2012, the expense associated with the March 16, 2012 grant of performance units was approximately $11 million.

   On April 12, 2012, cash distributions of approximately $9 million were made to AXA Equitable active and former employees in settlement of 539,406 performance units, representing 50 percent of the number of performance units earned under the terms of the AXA Performance Unit Plan 2010. The remaining earned performance units vest with continued service to March 19, 2013, the third anniversary of the date of grant, with limited exception for retirement, death, or disability, and will be valued using the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars at the Euro to U.S. dollar exchange rate on March 18, 2013. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of that settlement.

   On March 18, 2011, under the terms of the AXA Performance Unit Plan 2011, AXA awarded approximately 1.8 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2011-2012 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group are achieved will determine the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. The performance units earned during this performance period will vest and be settled on the third anniversary of the award date. The price used to value the performance units at settlement will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 17, 2014. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of performance units of approximately $11 million and $2 million, respectively.

   On March 20, 2011, approximately 830,650 performance units earned under the AXA Performance Unit Plan 2009 were fully vested for total value of approximately $17 million. Distributions to participants were made on April 14, 2011, resulting in cash settlements of approximately 80% of these performance units for aggregate value of approximately $14 million and equity settlements of the remainder with approximately 163,866 restricted AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares were sourced from Treasury shares.

   On March 19, 2010, under the terms of the AXA Performance Unit Plan 2010, the AXA Board awarded approximately 1.6 million unearned performance units to employees and financial professionals of AXA Financial's subsidiaries. The extent to which 2010-2011 cumulative two-year targets measuring the performance of AXA and the insurance related businesses of AXA Financial Group were achieved determines the number of performance units earned, which may vary in linear formula between 0% and 130% of the number of performance units at stake. Half of the performance units earned during this two-year cumulative performance period will vest and be settled on each of the second and third anniversaries of the award date. The price used to value the performance units at each settlement date will be the average closing price of the AXA ordinary share for the last 20 trading days of the vesting period converted to U.S. dollars using the Euro to U.S. dollar exchange rate on March 16, 2012 and March 18, 2013, respectively. Participants may elect to receive AXA ordinary shares in lieu of cash for all or a portion of the performance units that vest on the third anniversary of the grant date. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of performance units of approximately $620,000, $2 million and $8 million, respectively.

   On April 1, 2010, approximately 620,507 performance units earned under the AXA Performance Unit Plan 2008 were fully vested for total value of approximately $14 million. Distributions to participants were made on April 22, 2010, resulting in cash settlements of approximately 81.5% of these performance units for aggregate value of approximately $11 million and equity settlements of the remainder with approximately 114,757 AXA ordinary shares for aggregate value of approximately $3 million. The AXA ordinary shares are subject to a non-transferability restriction for two years. These AXA ordinary shares were sourced from immediate exchange on a one-for-one basis of the 220,000 AXA ADRs for which AXA Financial Group paid $7 million in settlement on April 10, 2010 of a forward purchase contract entered into on June 16, 2008.

   For 2012, 2011 and 2010, the Company recognized compensation costs of $24 million, $2 million and $16 million, respectively, for performance units earned to date. The change in fair value of these awards is measured by the closing price of the underlying AXA ordinary shares or AXA ADRs. The cost of performance unit awards, as adjusted for achievement of performance targets and pre-vesting forfeitures is attributed over the shorter of the cliff-vesting period or to the date at which retirement eligibility is achieved. The value of performance units earned and reported in Other liabilities in the consolidated balance sheets at December 31, 2012 and 2011 was $58 million and $24 million, respectively. Approximately 4,968,118 outstanding performance units are at risk to achievement of 2012 performance criteria, primarily representing the grant of March 16, 2012 for which cumulative average 2012-2013 performance targets will determine the number of performance units earned and including one-half of the award granted on March 18, 2011.

   Option Plans. On March 16, 2012, approximately 900,790 options to purchase AXA ordinary shares were granted to AXA Equitable employees under the terms of the Stock Option Plan at an exercise price of 12.22 euros. All of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date. Approximately 370,426 of the total options awarded on March 16, 2012 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 16, 2012 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.48 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 39.89%, a weighted average expected term of 5.6 years, an expected dividend yield of 7.54% and a risk-free interest rate of 1.8%. The total fair value of these options (net of expected forfeitures) of approximately $2 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. In 2012, the expense associated with the March 16, 2012 grant of options was approximately $790,754.

   On March 18, 2011, approximately 2.4 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 14.73 euros. Approximately 2.3 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 154,711 have a four-year cliff vesting term. In addition, approximately 390,988 of the total options awarded on March 18, 2011 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 18, 2011 have a ten-year term. The weighted average grant date fair value per option award was estimated at $2.49 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 33.9%, a weighted average expected term of 6.4 years, an expected dividend yield of 7.0% and a risk-free interest rate of 3.13%. The total fair value of these options (net of expected forfeitures) of approximately $6 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012 and 2011, the Company recognized expenses associated with the March 18, 2011 grant of options of approximately $1 million and $2 million, respectively.

   On March 19, 2010, approximately 2.3 million options to purchase AXA ordinary shares were granted under the terms of the Stock Option Plan at an exercise price of 15.43 euros. Approximately 2.2 million of those options have a four-year graded vesting schedule, with one-third vesting on each of the second, third, and fourth anniversaries of the grant date, and approximately 0.1 million have a four-year cliff vesting term. In addition, approximately 0.4 million of the total options awarded on March 19, 2010 are further subject to conditional vesting terms that require the AXA ordinary share price to outperform the Euro Stoxx Insurance Index over a specified period. All of the options granted on March 19, 2010 have a ten-year term. The weighted average grant date fair value per option award was estimated at $3.54 using a Black-Scholes options pricing model with modification to measure the value of the conditional vesting feature. Key assumptions used in the valuation included expected volatility of 36.5%, a weighted average expected term of 6.4 years, an expected dividend yield of 6.98% and a risk-free interest rate of 2.66%. The total fair value of these options (net of expected forfeitures) of approximately $8 million is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible. For 2012, 2011 and 2010, the Company recognized expenses associated with the March 19, 2010 grant of options of approximately $662,000, $1 million and $3 million, respectively.

   The number of AXA ADRs or AXA ordinary shares authorized to be issued pursuant to option grants and, as further described below, restricted stock grants under The AXA Financial, Inc. 1997 Stock Incentive Plan (the "Stock Incentive Plan") is approximately 124 million less the number of shares issued pursuant to option grants under The AXA Financial, Inc. 1991 Stock Incentive Plan (the predecessor plan to the Stock Incentive Plan).

   A summary of the activity in the AXA, AXA Financial and AllianceBernstein option plans during 2012 follows:

                                                                          Options Outstanding
                                             ---------------------------------------------------------------------------
                                                                                                  AllianceBernstein Holding
                                                  AXA Ordinary Shares          AXA ADRs/(3)/               Units
                                             ---------------------------   ---------------------- ----------------------
                                                              Weighted                   Weighted                 Weighted
                                                Number        Average         Number     Average     Number       Average
                                              Outstanding     Exercise      Outstanding  Exercise  Outstanding    Exercise
                                             (In Millions)     Price       (In Millions)  Price   (In Millions)    Price
                                             ------------- -------------   ------------- -------- -------------  --------

Options outstanding at January 1, 2012......        18.1   (Euro)  19.40           7.6   $  18.47         9.0    $  39.63
Options granted.............................         1.2   (Euro)  12.68            --   $     --         0.1    $  14.58
Options exercised...........................        (0.1)  (Euro)  10.09          (1.1)  $  12.04          --    $     --
Options forfeited, net......................        (1.1)  (Euro)  19.46          (1.5)  $  18.19          --    $     --
Options expired.............................          --              --            --         --        (0.5)   $  32.34
                                              ----------                    ----------              ---------
Options Outstanding at December 31, 2012....        18.1   (Euro)  21.00           5.0   $  20.01         8.6    $  39.77
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        5.17                          1.62                    5.8
                                              ==========                    ==========              =========
Options Exercisable at December 31, 2012....        12.8   (Euro)  23.94           5.0   $  20.03         4.2       33.85
                                              ==========   =============    ==========   ========   =========    ========
Aggregate Intrinsic Value/(1)/..............               (Euro) -- /(2)/               $    1.1                $ -- /(2)/
                                                           =============                 ========                ========
Weighted Average Remaining Contractual Term
  (in years)................................        4.06                          1.60                    5.7
                                              ==========                    ==========              =========

  /(1)/Intrinsic value, presented in millions, is calculated as the excess of the closing market price on December 31, 2012 of the respective underlying shares over the strike prices of the option awards.
  /(2)/The aggregate intrinsic value on options outstanding, exercisable and expected to vest is negative and is therefore presented as zero in the table above.
  /(3)/AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity.

   Cash proceeds received from employee and financial professional exercises of stock options in 2012 was $14 million. The intrinsic value related to employee and financial professional exercises of stock options during 2012, 2011 and 2010 were $5 million, $3 million and $3 million, respectively, resulting in amounts currently deductible for tax purposes of $2 million, $1 million and $1 million, respectively, for the periods then ended. In 2012, 2011 and 2010, windfall tax benefits of approximately $2 million, $1 million and $1 million, respectively, resulted from employee and financial professional exercises of stock option awards.

   At December 31, 2012, AXA Financial held 534,628 AXA ADRs and AXA ordinary shares in treasury at a weighted average cost of approximately $25.22 per share, of which approximately 436,695 were designated to fund future exercises of outstanding stock options and approximately 97,933 were designated to fund restricted stock grants. The AXA ADRs were obtained primarily by exercise of call options that had been purchased by AXA Financial beginning in fourth quarter 2004 to mitigate the U.S. dollar price and foreign exchange risks associated with funding exercises of stock options. These call options expired on November 23, 2009. Outstanding employee options to purchase AXA ordinary shares began to become exercisable on March 29, 2007, coincident with the second anniversary of the first award made in 2005, and exercises of these awards are funded by newly issued AXA ordinary shares.

   For the purpose of estimating the fair value of stock option awards, the Company applies the Black-Scholes model and attributes the result over the requisite service period using the graded-vesting method. A Monte-Carlo simulation approach was used to model the fair value of the conditional vesting feature of the awards of options to purchase AXA ordinary shares. Shown below are the relevant input assumptions used to derive the fair values of options awarded in 2012, 2011 and 2010, respectively.

                                                          AXA Ordinary Shares     AllianceBernstein Holding Units
                                                      --------------------------  ------------------------------
                                                        2012      2011     2010     2012     2011       2010
                                                      --------  -------  -------  -------  -------  ------------
Dividend yield.......................................     7.54%    7.00%    6.98%    6.20%    5.40%  7.2 - 8.2%
Expected volatility..................................    39.89%   33.90%    36.5%   49.20%   47.30% 46.2 - 46.6%
Risk-free interest rates.............................     1.80%    3.13%    2.66%    0.70%     1.9%  2.2 - 2.3%
Expected life in years...............................      5.6      6.4      6.4      6.0      6.0       6.0
Weighted average fair value per option at grant date. $   2.48  $  2.49  $  3.54  $  3.67  $  5.98  $       6.18

   For 2012, 2011 and 2010, the Company recognized compensation costs for employee stock options of $9 million, $26 million, and $16 million, respectively. As of December 31, 2012, approximately $2 million of unrecognized compensation cost related to unvested employee and financial professional stock option awards, net of estimated pre-vesting forfeitures, is expected to be recognized by the Company over a weighted average period of 0.8 years.

   Restricted Awards. Under the Stock Incentive Plan, AXA Financial grants restricted stock to employees and financial professionals of its subsidiaries. Generally, all outstanding restricted stock awards have vesting terms ranging from three to five years. Under The Equity Plan for Directors (the "Equity Plan"), AXA Financial grants non-officer directors restricted AXA ordinary shares (prior to 2011, AXA ADRs) and unrestricted AXA ordinary shares (prior to March 15, 2010, AXA ADRs) annually. Similarly, AllianceBernstein awards restricted AllianceBernstein Holding units to independent members of its General Partner. In addition, under its Century Club Plan, awards of restricted AllianceBernstein Holding units that vest ratably over three years are made to eligible AllianceBernstein employees whose primary responsibilities are to assist in the distribution of company-sponsored mutual funds.

   For 2012, 2011 and 2010, respectively, the Company recognized compensation costs of $13 million, $378 million and $149 million for awards outstanding under these restricted award plans. The fair values of awards made under these plans are measured at the date of grant by reference to the closing price of the unrestricted shares, and the result generally is attributed over the shorter of the requisite service period, the performance period, if any, or to the date at which retirement eligibility is achieved and subsequent service no longer is required for continued vesting of the award. At December 31, 2012, approximately 19 million restricted shares and Holding units remain unvested. At December 31, 2012, approximately $61 million of unrecognized compensation cost related to these unvested awards, net of estimated pre-vesting forfeitures, is expected to be recognized over a weighted average period of 4.0 years.

   The following table summarizes unvested restricted stock activity for 2012.

                                              WEIGHTED
                                  SHARES OF   AVERAGE
                                  RESTRICTED GRANT DATE
                                    STOCK    FAIR VALUE
                                  ---------- ----------
Unvested as of January 1, 2012...  243,572    $  30.22
Granted..........................   27,218    $  13.23
Vested...........................   93,789    $  30.93
Forfeited........................       --          --
                                   -------
Unvested as of December 31, 2012.  177,001    $  27.23
                                   =======

   Restricted stock vested in 2012, 2011 and 2010 had aggregate vesting date fair values of approximately $1 million, $2 million and $2 million, respectively.

   SARs. For 2012, 2011 and 2010, respectively, 352,158, 113,210 and 24,101
   Stock Appreciation Rights ("SARs") were granted to certain financial professionals of AXA Financial subsidiaries, each with a 4-year cliff-vesting schedule. These 2012, 2011 and 2010 awards entitle the holder to a cash payment equal to any appreciation in the value of the AXA ordinary share over prices ranging from 10.05 -- 33.78 Euros, 10.71 -- 14.96 Euros and 15.43 Euros, respectively, as of the date of exercise. At December 31, 2012, 840,324 SARs were outstanding, having weighted average remaining contractual term of 7.0 years. The accrued value of SARs at December 31, 2012 and 2011 was $538,928 and $136,667, respectively, and recorded as liabilities in the consolidated balance sheets. For 2012, 2011 and 2010, the Company recorded compensation expense (credit) for SARs of $(402,262), $(87,759) and $(865,661), respectively, reflecting the impact in those periods of the changes in their fair values as determined by applying the Black Scholes-Merton formula and assumptions used to price employee stock option awards.

   AXA Shareplan. In 2012, eligible employees of participating AXA Financial subsidiaries were offered the opportunity to purchase newly issued AXA stock, subject to plan limits, under the terms of AXA Shareplan 2012. Eligible employees could reserve a share purchase during the reservation period from August 31, 2012 through September 17, 2012 and could cancel their reservation or elect to make a purchase for the first time during the retraction/subscription period from October 26, 2012 through October 31, 2012. The U.S. dollar purchase price was determined by applying the U.S. dollar/Euro forward exchange rate on October 24, 2012 to the discounted formula subscription price in Euros. "Investment Option A" permitted participants to purchase AXA ordinary shares at a 20% formula discounted price of $12.29 per share. "Investment Option B" permitted participants to purchase AXA ordinary shares at a 17.19% formula discounted price of $12.71 per share on a leveraged basis with a guaranteed return of initial investment plus a portion of any appreciation in the undiscounted value of the total shares purchased. For purposes of determining the amount of any appreciation, the AXA ordinary share price will be measured over a fifty two week period preceding the scheduled end date of AXA Shareplan 2012 which is July 2, 2017. All subscriptions became binding and irrevocable at October 31, 2012.

   The Company recognized compensation expense of $18 million in 2012, $9 million in 2011 and $17 million in 2010 in connection with each respective year's offering of AXA Shareplan, representing the aggregate discount provided to participants for their purchase of AXA stock under each of those plans, as adjusted for the post-vesting, five-year holding period. Participants in AXA Shareplans 2012, 2011 and 2010 primarily invested under Investment Option B for the purchase of approximately 9 million, 9 million and 8 million AXA ordinary shares, respectively.

   AXA Miles Program. On March 16, 2012, under the terms of the AXA Miles Program 2012, AXA granted 50 AXA ordinary shares ("AXA Miles") to every employee and eligible financial professional of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents a phantom share of AXA stock that will convert to an actual AXA ordinary share at the end of a four-year vesting period provided the employee or financial professional remains in the employ of the company or has retired. Half of each AXA Miles grant, or 25 AXA Miles, are further subject to vesting conditions based on achievement of improvements in specific AXA performance metrics. The total fair value of these AXA Miles awards of approximately $6 million, net of expected forfeitures, is charged to expense over the shorter of the vesting term or the period up to the date at which the participant becomes retirement eligible and is updated to reflect changes in respect of the expectation for meeting the predefined performance conditions. In 2012, the expense associated with the March 16, 2012 grant of AXA Miles was approximately $537,914.

   On July 1, 2007, under the terms of the AXA Miles Program 2007, AXA granted 50 AXA Miles to every employee and eligible financial professionals of AXA Group for the purpose of enhancing long-term employee-shareholder engagement. Each AXA Mile represents the right to receive one unrestricted AXA ordinary share on July 1, 2011, conditional only upon continued employment with AXA at the close of the four-year cliff-vesting period with exceptions for retirement, death, and disability. The grant date fair value of approximately 449,400 AXA Miles awarded to employees and financial professionals of AXA Financial's subsidiaries was approximately $19 million, measured as the market equivalent of a vested AXA ordinary share. Beginning on July 1, 2007, the total fair value of this award, net of expected forfeitures, has been expensed over the shorter of the vesting term or to the date at which the participant becomes retirement eligible. For 2011 and 2010, respectively, the Company recognized compensation expense of approximately $1 million and $2 million in respect of this grant of AXA Miles.

   Stock Purchase Plans. On September 30, 2010, AXA Financial announced the rollout of a new stock purchase plan that offers eligible employees and financial professionals the opportunity to receive a 10% match on AXA ordinary share purchases. The first purchase date was November 11, 2010, after which purchases generally will be scheduled to occur at the end of each calendar quarter. The number of AXA ordinary shares reserved for purchase under the plan is 30,000,000. Compensation expense for 2012, 2011 and 2010 was $1 million, $1 million and $0 million, respectively.

   AllianceBernstein Long-term Incentive Compensation Plans. AllianceBernstein maintains several unfunded long-term incentive compensation plans for the benefit of certain eligible employees and executives. The AllianceBernstein Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made, however, ACMC, LLC ("ACMC"), an indirect wholly owned subsidiary of AXA Financial, is obligated to make capital contributions to AllianceBernstein in amounts equal to benefits paid under this plan as well as other assumed contractual unfunded deferred compensation arrangements covering certain executives. Prior to changes implemented by AllianceBernstein in fourth quarter 2011, as further described below, compensation expense for the remaining active plans was recognized on a straight-line basis over the applicable vesting period. Prior to 2009, participants in these plans designated the percentages of their awards to be allocated among notional investments in Holding units or certain investment products (primarily mutual funds) sponsored by AllianceBernstein. Beginning in 2009, annual awards granted under the Amended and Restated AllianceBernstein Incentive Compensation Award Program were in the form of restricted Holding units.

   In fourth quarter 2011, AllianceBernstein implemented changes to AllianceBernstein's employee long-term incentive compensation award. AllianceBernstein amended all outstanding year-end deferred incentive compensation awards of active employees (i.e., those employees employed as of December 31, 2011), so that employees who terminate their employment or are terminated without cause may continue to vest, so long as the employees do not violate the agreements and covenants set forth in the applicable award agreement, including restrictions on competition, employee and client solicitation, and a claw-back for failing to follow existing risk management policies. This amendment resulted in the immediate recognition in the fourth quarter of the cost of all unamortized deferred incentive compensation on outstanding awards from prior years that would otherwise have been expensed in future periods.

   As a result of this change, AllianceBernstein expensed in the fourth quarter all unamortized deferred incentive compensation awards from prior years and 100% of the expense associated with its 2011 deferred incentive compensation awards. The Company recorded a one-time, non-cash charge of $115 million, net of income taxes and noncontrolling interest in 2011.

   In addition, awards granted in 2012 contain the same vesting provisions and, accordingly, AllianceBernstein's annual incentive compensation expense reflect 100% of the expense associated with the deferred incentive compensation awarded in each year. This approach to expense recognition closely matches the economic cost of awarding deferred incentive compensation to the period in which the related service is performed.

   AllianceBernstein engages in open-market purchases of AllianceBernstein Holding L.P. ("AB Holding") units ("Holding units") to help fund anticipated obligations under its incentive compensation award program, for purchases of Holding units from employees and other corporate purposes. During 2012 and 2011, AllianceBernstein purchased 15.7 million and 13.5 million Holding units for $238 million and $221 million respectively. These amounts reflect open-market purchases of 12.3 million and 11.1 million Holding units for $182 million and $192 million, respectively, with the remainder relating to purchases of Holding units from employees to allow them to fulfill statutory tax requirements at the time of distribution of long-term incentive compensation awards, offset by Holding units purchased by employees as part of a distribution reinvestment election.

   AllianceBernstein granted to employees and Eligible Directors 12.1 million (including 8.7 million restricted Holding units granted in January 2012 for 2011 year-end awards) and 1.7 million restricted Holding awards during 2012 and 2011, respectively. To fund these awards, AllianceBernstein allocated previously repurchased Holding units that had been held in the consolidated rabbi trust.

   The 2012 and 2011 long-term incentive compensation awards allowed most employees to allocate their award between restricted Holding units and deferred cash. As a result, 6.5 million restricted Holding unit awards for the December 2012 awards and 8.7 million restricted Holding unit awards for the December 2011 awards were awarded and allocated as such within the consolidated rabbi trust in January 2013 and 2012, respectively. There were approximately 17.9 million and 12.0 million unallocated Holding units remaining in the consolidated rabbi trust as of December 31, 2012 and January 31, 2013, respectively. The purchases and issuances of Holding units resulted in an increase of $60 million and $54 million in Capital in excess of par value during 2012 and 2011, respectively, with a corresponding decrease of $60 million and $54 million in Noncontrolling interest.

   The Company recorded compensation and benefit expenses in connection with these long-term incentive compensation plans of AllianceBernstein totaling $147 million, $625 million (which includes the one-time, non-cash deferred compensation charge of $472 million) and $208 million for 2012, 2011 and 2010, respectively. The cost of the 2012 awards made in the form of restricted Holding units was measured, recognized, and disclosed as a share-based compensation program.

   On July 1, 2010, the AllianceBernstein 2010 Long Term Incentive Plan ("2010 Plan"), as amended, was established, under which various types of Holding unit-based awards have been available for grant to its employees and Eligible Directors, including restricted or phantom restricted Holding unit awards, Holding unit appreciation rights and performance awards, and options to buy Holding units. The 2010 Plan will expire on June 30, 2020 and no awards under the 2010 Plan will be made after that date. Under the 2010 Plan, the aggregate number of Holding units with respect to which awards may be granted is 60 million, including no more than 30 million newly issued Holding units. As of December 31, 2012, 210,591 options to buy Holding units had been granted and 25 million Holding units net of forfeitures, were subject to other Holding unit awards made under the 2010 Plan. Holding unit-based awards (including options) in respect of 35 million Holding units were available for grant as of December 31, 2012.

   AXA Financial's Deregistration. In 2010, AXA voluntarily delisted the AXA ADRs from the New York Stock Exchange and filed to deregister and terminate its reporting obligation with the SEC. AXA's deregistration became effective in second quarter 2010. Following these actions, AXA ADRs continue to trade in the over-the-counter markets in the U.S. and be exchangeable into AXA ordinary shares on a one-to-one basis while AXA ordinary shares continue to trade on the Euronext Paris, the primary and most liquid market for AXA shares. Consequently, current holders of AXA ADRs may continue to hold or trade those shares, subject to existing transfer restrictions, if any. The terms and conditions of AXA Financial's share-based compensation programs generally were not impacted by the delisting and deregistration except that AXA ordinary shares generally will be delivered to participants in lieu of AXA ADRs at exercise or maturity of outstanding awards and new offerings are based on AXA ordinary shares. In addition, due to U.S. securities law restrictions, certain blackouts on option exercise occur each year when updated financial information for AXA is not available. Contributions to the AXA Financial Qualified and Non-Qualified Stock Purchase Plans were suspended and contributions to the AXA Equitable 401(k) Plan - AXA ADR Fund investment option were terminated coincident with AXA's delisting and deregistration. None of the modifications made to AXA Financial's share-based compensation programs as a result of AXA's delisting and deregistration resulted in recognition of additional compensation expense.

14)INCOME TAXES

   A summary of the income tax (expense) benefit in the consolidated statements of earnings (loss) follows:

                                 2012       2011      2010
                               --------  ---------  -------
                                       (IN MILLIONS)
Income tax (expense) benefit:
 Current (expense) benefit.... $   (233) $      40  $   (34)
 Deferred (expense) benefit...      391     (1,338)    (755)
                               --------  ---------  -------
Total......................... $    158  $  (1,298) $  (789)
                               ========  =========  =======

   The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before income taxes and noncontrolling interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects are as follows:

                                               2012       2011       2010
                                             --------  ---------  ---------
                                                      (IN MILLIONS)
Expected income tax (expense) benefit....... $    (20) $  (1,443) $  (1,137)
Noncontrolling interest.....................       37        (36)        66
Separate Accounts investment activity.......       94         83         53
Non-taxable investment income (loss)........       24          8         15
Adjustment of tax audit reserves............       (2)        (7)       (13)
State income taxes..........................        7          7         (5)
AllianceBernstein Federal and foreign taxes.       10        (13)        (3)
Tax settlement..............................       --         84         99
ACMC conversion.............................       --         --        135
Other.......................................        8         19          1
                                             --------  ---------  ---------
Income tax (expense) benefit................ $    158  $  (1,298) $    (789)
                                             ========  =========  =========

   The Internal Revenue Service ("IRS") completed its examination of the Company's 2004 and 2005 Federal corporate income tax returns and issued its Revenue Agent's Report during the third quarter of 2011. The impact of these completed audits on the Company's financial statements and unrecognized tax benefits in 2011 was a tax benefit of $84 million.

   AXA Equitable recognized a tax benefit in 2010 of $99 million related to the settlement with the Appeals Office of the IRS of issues for the 1997-2003 tax years.

   Due to the conversion in 2010 of ACMC, Inc. from a corporation to a limited liability company, AXA Equitable recognized a tax benefit of $135 million primarily related to the release of state deferred taxes.

   On August 16, 2007, the IRS issued Revenue Ruling 2007-54 that purported to change accepted industry and IRS interpretations of the statutes governing the computation of the Separate Account dividends received deduction ("DRD"). This ruling was suspended on September 25, 2007 in Revenue Ruling 2007-61, and the U.S. Department of the Treasury (the "Treasury") indicated that it would address the computational issues in a regulation project. However, the Treasury 2012-2013 Priority Guidance Plan includes an item for guidance in the form of a revenue ruling rather than regulations with respect to the calculation of the Separate Account DRD. The ultimate timing and substance of any such guidance is unknown. It is also possible that the calculation of the Separate Account DRD will be addressed in future legislation. Any such guidance or legislation could result in the elimination or reduction on either a retroactive or prospective basis of the Separate Account DRD tax benefit that the Company receives.

   The components of the net deferred income taxes are as follows:

                                       DECEMBER 31, 2012   December 31, 2011
                                       ------------------ -------------------
                                       ASSETS LIABILITIES Assets Liabilities
                                       ------ ----------- ------ ------------
                                                   (IN MILLIONS)
Compensation and related benefits..... $  207 $        -- $  248 $         --
Reserves and reinsurance..............     --       2,419     --        3,060
DAC...................................     --         960     --          891
Unrealized investment gains or losses.     --         739     --          418
Investments...........................     --       1,137     --        1,101
Alternative minimum tax credits.......    157          --    242           --
Other.................................     --          57     79           --
                                       ------ ----------- ------ ------------
Total................................. $  364 $     5,312 $  569 $      5,470
                                       ====== =========== ====== ============

   The Company does not provide income taxes on the undistributed earnings of non-U.S. corporate subsidiaries except to the extent that such earnings are not permanently invested outside the United States. As of December 31, 2012, $245 million of accumulated undistributed earnings of non-U.S. corporate subsidiaries were permanently invested. At existing applicable income tax rates, additional taxes of approximately $92 million would need to be provided if such earnings were remitted.

   At December 31, 2012, the total amount of unrecognized tax benefits was $678 million, of which $522 million would affect the effective rate and $156 million was temporary in nature. At December 31, 2011, the total amount of unrecognized tax benefits was $550 million, of which $478 million would affect the effective rate and $72 million was temporary in nature.

   The Company recognizes accrued interest and penalties related to unrecognized tax benefits in tax expense. Interest and penalties included in the amounts of unrecognized tax benefits at December 31, 2012 and 2011 were $105 million and $97 million, respectively. For 2012, 2011 and 2010, respectively, there were $4 million, $14 million and $10 million in interest expense related to unrecognized tax benefits.

   A reconciliation of unrecognized tax benefits (excluding interest and penalties) follows:

                                                2012       2011      2010
                                             ----------  --------  --------
                                                      (IN MILLIONS)
Balance at January 1,....................... $      453  $    434  $    577
Additions for tax positions of prior years..        740       337       168
Reductions for tax positions of prior years.       (620)     (235)     (266)
Additions for tax positions of current year.         --         1         1
Settlements with tax authorities............         --       (84)      (46)
                                             ----------  --------  --------
Balance at December 31,..................... $      573  $    453  $    434
                                             ==========  ========  ========

   In 2012, the Internal Revenue Service commenced the examination of the 2006 and 2007 tax years. An appeal of the 2004 and 2005 tax years is pending at the Appeals Office of the IRS. It is reasonably possible that the total amounts of unrecognized tax benefit will change within the next 12 months due to the conclusion of the IRS Appeals proceedings and the addition of new issues for open tax years. The possible change in the amount of unrecognized tax benefits cannot be estimated at this time.

15)ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

   AOCI represents cumulative gains (losses) on items that are not reflected in earnings (loss). The balances for the past three years follow:

                                                                                       DECEMBER 31,
                                                                             --------------------------------
                                                                                2012        2011       2010
                                                                             ----------  ---------  ---------
                                                                                       (IN MILLIONS)
Unrealized gains (losses) on investments.................................... $    1,352  $     772  $     406
Defined benefit pension plans...............................................     (1,056)    (1,082)    (1,008)
                                                                             ----------  ---------  ---------
Total accumulated other comprehensive income (loss).........................        296       (310)      (602)
                                                                             ----------  ---------  ---------
Less: Accumulated other comprehensive (income) loss attributable to
  noncontrolling interest...................................................         21         13         (8)
                                                                             ----------  ---------  ---------
Accumulated Other Comprehensive Income (Loss) Attributable to AXA Equitable. $      317  $    (297) $    (610)
                                                                             ==========  =========  =========

   The components of OCI for the past three years follow:

                                                                                                 2012     2011    2010
                                                                                               --------  ------  ------
                                                                                                     (IN MILLIONS)
Net unrealized gains (losses) on investments:
 Net unrealized gains (losses) arising during the year........................................ $  1,013  $  879  $  646
 (Gains) losses reclassified into net earnings (loss) during the year.........................       91      28     189
                                                                                               --------  ------  ------
Net unrealized gains (losses) on investments..................................................    1,104     907     835
Adjustments for policyholders liabilities, DAC, deferred income taxes and insurance liability
  loss recognition............................................................................     (524)   (541)   (376)
                                                                                               --------  ------  ------
Change in unrealized gains (losses), net of adjustments.......................................      580     366     459
Change in defined benefit pension plans.......................................................       26     (74)    (40)
                                                                                               --------  ------  ------
Total other comprehensive income (loss), net of income taxes..................................      606     292     419
Less: Other comprehensive (income) loss attributable to noncontrolling interest...............        8      21       7
                                                                                               --------  ------  ------
Other Comprehensive Income (Loss) Attributable to AXA Equitable............................... $    614  $  313  $  426
                                                                                               ========  ======  ======

16)COMMITMENTS AND CONTINGENT LIABILITIES

   Debt Maturities

   At December 31, 2012, aggregate maturities of the long-term debt, including any current portion of long-term debt, based on required principal payments at maturity, were $0 million for 2013 and 2014, $200 million for 2015 and $0 million thereafter.

   Leases

   The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under non-cancelable operating leases for 2013 and the four successive years are $214 million, $208 million, $204 million, $199 million, $197 million and $1,409 million thereafter. Minimum future sublease rental income on these non-cancelable operating leases for 2013 and the four successive years is $22 million, $24 million, $24 million, $24 million, $25 million and $137 million thereafter.

   Restructuring

   As part of the Company's on-going efforts to reduce costs and operate more efficiently, from time to time, management has approved and initiated plans to reduce headcount and relocate certain operations. In 2012 and 2011, respectively, AXA Equitable recorded $30 million and $55 million pre-tax charges related to severance and lease costs. The restructuring costs and liabilities associated with the Company's initiatives were as follows:

                                  DECEMBER 31,
                            ------------------------
                              2012     2011    2010
                            --------  ------  ------
                                  (IN MILLIONS)
Balance, beginning of year. $     44  $   11  $   20
Additions..................       54      79      13
Cash payments..............      (46)    (43)    (17)
Other reductions...........       --      (3)     (5)
                            --------  ------  ------
Balance, End of Year....... $     52  $   44  $   11
                            ========  ======  ======

   During 2010, AllianceBernstein performed a comprehensive review of its real estate requirements in connection with its workforce reductions commencing in 2008. As a result, AllianceBernstein recorded a non-cash pre-tax charge of $102 million in 2010 that reflected the net present value of the difference between the amount of AllianceBernstein's ongoing contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space.

   During 2012, AllianceBernstein completed a comprehensive review of its worldwide office locations and initiated a space consolidation plan. As a result, AllianceBernstein recorded pre-tax real estate charges of $223 million that reflected the net present value of the difference between the amount of AllianceBernstein's on-going contractual operating lease obligations for this space and their estimate of current market rental rates, as well as the write-off of leasehold improvements, furniture and equipment related to this space offset by changes in estimates relating to previously recorded real estate charges.

   Guarantees and Other Commitments

   The Company provides certain guarantees or commitments to affiliates, investors and others. At December 31, 2012, these arrangements include commitments by the Company to provide equity financing of $355 million to certain limited partnerships under certain conditions. Management believes the Company will not incur material losses as a result of these commitments.

   AXA Equitable is the obligor under certain structured settlement agreements it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, AXA Equitable owns single premium annuities issued by previously wholly owned life insurance subsidiaries. AXA Equitable has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for AXA Equitable to satisfy those obligations is remote.

   The Company had $18 million of undrawn letters of credit related to reinsurance at December 31, 2012. The Company had $328 million of commitments under existing mortgage loan agreements at December 31, 2012.

   The Company has implemented capital management actions to mitigate statutory reserve strain for certain level term and UL policies with secondary guarantees and GMDB and GMIB riders on the Accumulator(R) products sold on or after January 1, 2006 and in-force at September 30, 2008 through reinsurance transactions with AXA Arizona, a wholly-owned subsidiary of AXA Financial.

   AXA Equitable receives statutory reserve credits for reinsurance treaties with AXA Arizona to the extent that AXA Arizona holds assets in an irrevocable trust (the "Trust") ($9,635 million at December 31, 2012) and/or letters of credit ($2,626 million at December 31, 2012). Under the reinsurance transactions, AXA Arizona is permitted to transfer assets from the Trust under certain circumstances. The level of statutory reserves held by AXA Arizona fluctuate based on market movements, mortality experience and policyholder behavior. Increasing reserve requirements may necessitate that additional assets be placed in trust and/or securing additional letters of credit, which could adversely impact AXA Arizona's liquidity.

   During 2009, AllianceBernstein entered into a subscription agreement under which it committed to invest up to $35 million, as amended in 2011, in a venture capital fund over a six-year period. As of December 31, 2012, AllianceBernstein had funded $23 million of its revised commitment of $35 million.

   During 2010, as general partner of the AllianceBernstein U.S. Real Estate L.P. (the "Real Estate Fund"), AllianceBernstein committed to invest $25 million in the Real Estate Fund. As of December 31, 2012, AllianceBernstein had funded $9 million of this commitment.

   During 2012, AllianceBernstein entered into an investment agreement under which it committed to invest up to $8 million in an oil and gas fund over a three-year period. As of December 31, 2012, AllianceBernstein had funded $8 million of this commitment.

17)LITIGATION

   INSURANCE LITIGATION

   A lawsuit was filed in the United States District Court of the District of New Jersey in July 2011, entitled Mary Ann Sivolella v. AXA Equitable Life Insurance Company and AXA Equitable Funds Management Group, LLC ("FMG LLC"). The lawsuit was filed derivatively on behalf of eight funds. The lawsuit seeks recovery under Section 36(b) of the Investment Company Act of 1940, as amended (the "Investment Company Act"), for alleged excessive fees paid to AXA Equitable and FMG LLC for investment management services. In November 2011, plaintiff filed an amended complaint, adding claims under Sections 47(b) and 26(f) of the Investment Company Act, as well as a claim for unjust enrichment. In addition, plaintiff purports to file the lawsuit as a class action in addition to a derivative action. In the amended complaint, plaintiff seeks recovery of the alleged overpayments, rescission of the contracts, restitution of all fees paid, interest, costs, attorney fees, fees for expert witnesses and reserves the right to seek punitive damages where applicable. In December 2011, AXA Equitable and FMG LLC filed a motion to dismiss the amended complaint. In May 2012, the Plaintiff voluntarily dismissed her claim under Section 26(f) seeking restitution and rescission under Section 47(b) of the 1940 Act. In September 2012, the Court denied the defendants' motion to dismiss as it related to the Section 36(b) claim and granted the defendants' motion as it related to the unjust enrichment claim.

   In January 2013, a second lawsuit was filed in the United States District Court of the District of New Jersey entitled Sanford et al. v. FMG LLC. The lawsuit was filed derivatively on behalf of eight funds, four of which are named in the Sivolella lawsuit as well as four new funds, and seeks recovery under Section 36(b) of the Investment Company Act for alleged excessive fees paid to FMG LLC for investment management services. In light of the similarities of the allegations in the Sivolella and Sanford lawsuits, the parties and the Court agreed to consolidate the two lawsuits.

   INSURANCE REGULATORY MATTERS

   AXA Equitable is subject to various statutory and regulatory requirements concerning the payment of death benefits and the reporting and escheatment of unclaimed property, and is subject to audit and examination for compliance with these requirements. AXA Equitable, along with other life insurance industry companies, has been the subject of various inquiries regarding its death claim, escheatment, and unclaimed property procedures and is cooperating with these inquiries. For example, in June 2011, the New York State Attorney General's office issued a subpoena to AXA Equitable in connection with its investigation of industry escheatment and unclaimed property procedures. AXA Equitable is also under audit by a third party auditor acting on behalf of a number of U.S. state jurisdictions reviewing compliance with unclaimed property laws of those jurisdictions. In July 2011, AXA Equitable received a request from the NYSDFS to use data available on the U.S. Social Security Administration's Death Master File ("DMF") or similar database to identify instances where death benefits under life insurance policies, annuities and retained asset accounts are payable, to locate and pay beneficiaries under such contracts, and to report the results of the use of the data. AXA Equitable has filed a number of reports with the NYSDFS related to its request. A number of life insurance industry companies have received a multistate targeted market conduct examination notice issued on behalf of various U.S. state insurance departments reviewing use of the DMF, claims processing and payments to beneficiaries. In December 2012, AXA Equitable received an examination notice on behalf of at least six insurance departments. The audits and related inquiries have resulted in the payment of death benefits and changes to AXA Equitable's relevant procedures. AXA Equitable expects it will also result in the reporting and escheatment of unclaimed death benefits, including potential interest on such payments, and the payment of examination costs. In addition, AXA Equitable, along with other life insurance industry companies, is subject to lawsuits that may be filed by state regulatory agencies or other litigants.

   ALLIANCEBERNSTEIN LITIGATION

   During first quarter 2012, AllianceBernstein received a legal letter of claim (the "Letter of Claim") sent on behalf of a former European pension fund client, alleging that AllianceBernstein Limited (a wholly-owned subsidiary of AllianceBernstein organized in the United Kingdom) was negligent and failed to meet certain applicable standards of care with respect to AllianceBernstein's initial investment in and management of a (Pounds)500 million portfolio of U.S. mortgage-backed securities. The alleged damages range between $177 million and $234 million plus compound interest on an alleged $125 million of realized losses in the portfolio. AllianceBernstein believes that it has strong defenses to these claims, which are set forth in AllianceBernstein's October 12, 2012 response to the Letter of Claim, and will defend this matter vigorously.

           ---------------------------------------------------------

   In addition to the matters described above, a number of lawsuits, claims and assessments have been filed against life and health insurers and asset managers in the jurisdictions in which AXA Equitable and its respective subsidiaries do business. These matters involve, among other things, insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, contract administration, breach of fiduciary duties, mismanagement of client funds and other matters. Some of the matters have resulted in the award of substantial judgments against other insurers and asset managers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. AXA Equitable and its subsidiaries from time to time are involved in such matters. Some of these matters filed against AXA Equitable and its subsidiaries have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on AXA Equitable's consolidated financial position or results of operations. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter.

   Although the outcome of litigation and regulatory matters generally cannot be predicted with certainty, management intends to vigorously defend against the allegations made by the plaintiffs in the actions described above and believes that the ultimate resolution of the litigation and regulatory matters described therein involving AXA Equitable and/or its subsidiaries should not have a material adverse effect on the consolidated financial position of AXA Equitable. Management cannot make an estimate of loss, if any, or predict whether or not any of the litigations and regulatory matters described above will have a material adverse effect on AXA Equitable's consolidated results of operations in any particular period.

18)INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

   AXA Equitable is restricted as to the amounts it may pay as dividends to AXA Financial. Under the applicable states' insurance law, a domestic life insurer may, without prior approval of the Superintendent of the NYSDFS, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit AXA Equitable to pay shareholder dividends not greater than $469 million during 2013. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent of the NYSDFS who then has 30 days to disapprove the distribution. For 2012, 2011 and 2010, respectively, the Insurance Group's statutory net income (loss) totaled $602 million, $967 million and $(510) million. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $5,178 million and $4,845 million at December 31, 2012 and 2011, respectively. In 2012, 2011 and 2010, respectively, AXA Equitable paid $362 million, $379 million and $300 million in shareholder dividends.

   At December 31, 2012, AXA Equitable, in accordance with various government and state regulations, had $81 million of securities on deposit with such government or state agencies.

   In fourth quarter 2008, AXA Equitable issued two $500 million surplus notes to AXA Financial. The notes, both of which mature on December 1, 2018, have a fixed interest rate of 7.1%. The accrual and payment of interest expense and the payment of principal related to surplus notes require approval from the NYSDFS. Interest expense in 2013 will approximate $71 million.

   At December 31, 2012 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by NYSDFS and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2012.

   Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in AllianceBernstein and AllianceBernstein Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under U.S. GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in U.S. GAAP; (i) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (j) certain assets, primarily prepaid assets, are not admissible under SAP but are admissible under U.S. GAAP and
   (k) the fair valuing of all acquired assets and liabilities including intangible assets are required for U.S. GAAP purchase accounting.

   The following tables reconcile the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by NYSDFS laws and regulations with consolidated net earnings (loss) and equity attributable to AXA Equitable on a U.S. GAAP basis.

                                                                                    DECEMBER 31,
                                                                          --------------------------------
                                                                             2012        2011       2010
                                                                          ----------  ---------  ---------
                                                                                    (IN MILLIONS)
Net change in statutory surplus and capital stock........................ $       64  $     824  $     685
Change in AVR............................................................        269       (211)      (291)
                                                                          ----------  ---------  ---------
Net change in statutory surplus, capital stock and AVR...................        333        613        394
Adjustments:
 Future policy benefits and policyholders' account balances..............       (508)      (270)       (61)
 DAC.....................................................................        142     (2,861)       981
 Deferred income taxes...................................................        798     (1,272)    (1,089)
 Valuation of investments................................................       (377)        16        145
 Valuation of investment subsidiary......................................       (306)       590        366
 Increase (decrease) in the fair value of the reinsurance contract asset.        497      5,941      2,350
 Pension adjustment......................................................        (41)       111         56
 Premiums and benefits ceded to AXA Arizona..............................       (126)      (156)    (1,099)
 Shareholder dividends paid..............................................        362        379        300
 Changes in non-admitted assets..........................................       (489)      (154)       (64)
 Other, net..............................................................       (190)       (10)       (55)
                                                                          ----------  ---------  ---------
U.S. GAAP Net Earnings (Loss) Attributable to AXA Equitable.............. $       95  $   2,927  $   2,224
                                                                          ==========  =========  =========

                                                                        DECEMBER 31,
                                                             ---------------------------------
                                                                2012        2011        2010
                                                             ---------  -----------  ---------
                                                                       (IN MILLIONS)
Statutory surplus and capital stock......................... $   4,689  $     4,625  $   3,801
AVR.........................................................       489          220        431
                                                             ---------  -----------  ---------
Statutory surplus, capital stock and AVR....................     5,178        4,845      4,232
Adjustments:
 Future policy benefits and policyholders' account balances.    (3,642)      (2,456)    (2,015)
 DAC........................................................     3,728        3,545      6,503
 Deferred income taxes......................................    (5,330)      (5,357)    (4,117)
 Valuation of investments...................................     3,271        2,266      1,658
 Valuation of investment subsidiary.........................      (137)         231       (657)
 Fair value of reinsurance contracts........................    11,044       10,547      4,606
 Deferred cost of insurance ceded to AXA Arizona............     2,646        2,693      2,904
 Non-admitted assets........................................       467          510        761
 Issuance of surplus notes..................................    (1,525)      (1,525)    (1,525)
 Other, net.................................................      (264)        (459)      (521)
                                                             ---------  -----------  ---------
U.S. GAAP Total Equity Attributable to AXA Equitable........ $  15,436  $    14,840  $  11,829
                                                             =========  ===========  =========

19)BUSINESS SEGMENT INFORMATION

   The following tables reconcile segment revenues and earnings (loss) from continuing operations before income taxes to total revenues and earnings
   (loss) as reported on the consolidated statements of earnings (loss) and segment assets to total assets on the consolidated balance sheets, respectively.

                               2012       2011        2010
                            ---------  ----------  ----------
                                      (IN MILLIONS)
SEGMENT REVENUES:
Insurance.................. $   6,443  $   15,140  $    8,511
Investment Management/(1)/.     2,738       2,750       2,959
Consolidation/elimination..       (21)        (18)        (29)
                            ---------  ----------  ----------
Total Revenues............. $   9,160  $   17,872  $   11,441
                            =========  ==========  ==========

  /(1)/Intersegment investment advisory and other fees of approximately $58 million, $56 million and $62 million for 2012, 2011 and 2010, respectively, are included in total revenues of the Investment Management segment.

                                                                             2012       2011       2010
                                                                          ---------  ----------  ---------
                                                                                   (IN MILLIONS)
SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS, BEFORE INCOME TAXES:
Insurance................................................................ $    (132) $    4,284  $   2,846
Investment Management/(2)/...............................................       190        (164)       400
Consolidation/elimination................................................        --           4          2
                                                                          ---------  ----------  ---------
Total Earnings (Loss) from Continuing Operations, before Income Taxes.... $      58  $    4,124  $   3,248
                                                                          =========  ==========  =========

  /(2)/Net of interest expenses incurred on securities borrowed.

                               DECEMBER 31,
                           --------------------
                              2012       2011
                           ---------  ---------
                               (IN MILLIONS)
SEGMENT ASSETS:
Insurance................. $ 164,201  $ 153,099
Investment Management.....    12,647     11,811
Consolidation/elimination.        (5)        (2)
                           ---------  ---------
Total Assets.............. $ 176,843  $ 164,908
                           =========  =========

   In accordance with SEC regulations, securities with a fair value of $1,509 million and $1,240 million have been segregated in a special reserve bank custody account at December 31, 2012 and 2011, respectively, for the exclusive benefit of securities broker-dealer or brokerage customers under the Exchange Act.

20)QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

   The quarterly results of operations for 2012 and 2011 are summarized below:

                                                                                THREE MONTHS ENDED
                                                                  ---------------------------------------------
                                                                  MARCH 31  JUNE 30  SEPTEMBER 30   DECEMBER 31
                                                                  --------  -------- ------------  ------------
                                                                                  (IN MILLIONS)
2012
Total Revenues................................................... $   (952) $  6,475 $      1,728  $      1,909
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $ (1,635) $  2,421 $       (241) $       (450)
                                                                  ========  ======== ============  ============

2011
Total Revenues................................................... $  1,311  $  3,402 $     10,858  $      2,301
                                                                  ========  ======== ============  ============
Earnings (Loss) from Continuing Operations, Net of Income Taxes,
  Attributable to AXA Equitable.................................. $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============
Net Earnings (Loss), Attributable to AXA Equitable............... $   (572) $    741 $      2,824  $        (66)
                                                                  ========  ======== ============  ============